UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments for the nine-month period ended July 31, 2012 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 12.8%
104,082	Adelaide Brighton Ltd.	$368,023
95,683	Asciano Ltd.	437,003
24,423	Coca-Cola Amatil Ltd.	358,023
6,225	Cochlear Ltd.	431,965
42,366	Computershare Ltd.	341,958
20,665	CSL Ltd.	928,589
143,283	Goodman Group REIT	566,948
226,684	GPT Group REIT	818,230
275,431	Metcash Ltd.	988,388
28,833	Origin Energy Ltd.	358,344
23,099	Ramsay Health Care Ltd.	576,591
		6,174,062
	Belgium - 1.6%
5,174	Anheuser-Busch InBev NV	408,894
7,976	Telenet Group Holding NV	352,149
		761,043
	Canada - 11.9%
7,212	Agrium, Inc.	686,374
24,660	Alamos Gold, Inc.	386,766
6,525	Dollarama, Inc.	406,877
1,204	Fairfax Financial Holdings Ltd.	453,467
10,311	Franco-Nevada Corp.	503,462
10,104	Keyera Corp.	456,358
12,920	Methanex Corp.	354,871
53,195	New Gold, Inc.(a)	541,875
9,173	Open Text Corp.(a)	414,675
12,952	Pembina Pipeline Corp.	346,317
8,377	TELUS Corp.	523,364
14,495	Valeant Pharmaceuticals International, Inc.(a)	691,271
		5,765,677
	Denmark - 2.0%
1,930	Coloplast A/S, Class B	366,378
3,991	Novo Nordisk A/S, Class B	617,262
		983,640
	France - 2.4%
3,809	Iliad SA	525,624
3,127	Technip SA	329,959
3,194	Zodiac Aerospace	312,679
		1,168,262
	Germany - 8.6%
4,746	Continental AG	431,239
21,051	Deutsche Wohnen AG	351,807
19,331	Gerry Weber International AG	797,062
144,127	Infineon Technologies AG	1,052,395
5,514	Lanxess AG	383,678
4,470	MTU Aero Engines Holding AG	336,798
2,227	Volkswagen AG (Preference)	381,230
21,982	Wirecard AG	435,858
		4,170,067
	Hong Kong - 3.5%
379,000	Galaxy Entertainment Group Ltd.(a)	914,060
67,000	Hang Lung Group Ltd.	434,647
460,000	Lenovo Group Ltd.	319,178
		1,667,885
	Italy - 0.7%
31,893	Pirelli & C. SpA	323,649

	Japan - 6.0%
56,000	Dainippon Screen Manufacturing Co. Ltd.	380,026
10,100	Don Quijote Co. Ltd.	338,563
68,000	Isuzu Motors Ltd.	350,883
13,000	JGC Corp.	401,818
16,000	Nabtesco Corp.	353,393
2,900	Oriental Land Co. Ltd.	361,665
24,800	Park24 Co. Ltd.	381,050
16,600	Sega Sammy Holdings, Inc.	356,018
		2,923,416
	Netherlands - 2.2%
6,370	ASML Holding NV	370,440
10,528	Koninklijke Vopak NV	668,255
		1,038,695
	Norway - 1.0%
17,101	TGS Nopec Geophysical Co. ASA	503,782

	Portugal - 1.6%
50,369	Jeronimo Martins SGPS SA	790,907

	Singapore - 6.9%
221,000	CDL Hospitality Trusts REIT	364,115
562,000	First Resources Ltd.	858,188
14,000	Jardine Cycle & Carriage Ltd.	525,457
54,000	Keppel Corp. Ltd.	485,208
136,000	Keppel Land Ltd.	376,002
89,000	SembCorp Marine Ltd.	347,631
511,000	Technics Oil & Gas Ltd.	388,101
		3,344,702
	Spain - 0.8%
3,926	Industria de Diseno Textil SA (Inditex)	405,323

	Sweden - 3.1%
28,047	Hexagon AB, Class B	537,876
30,668	Swedbank AB, Class A	535,741
9,665	Swedish Match AB	408,144
		1,481,761
	Switzerland - 7.5%
596	Barry Callebaut AG(a)	539,207
8,593	Cie Financiere Richemont SA	488,474
4,677	Dufry Group(a)	572,009
2,091	Geberit AG(a)	411,576
3,930	Kuehne + Nagel International AG	448,418
176	SGS SA	352,920
3,918	Sonova Holding AG(a)	371,335
1,286	Syngenta AG	439,939
		3,623,878
	United Kingdom - 27.3%
30,706	Aggreko PLC	982,409
24,126	AMEC PLC	422,611
46,384	Babcock International Group PLC	623,910

16,371	BG Group PLC	$323,704
352,770	Booker Group PLC	508,226
30,449	Burberry Group PLC	598,252
31,822	Compass Group PLC	341,781
45,266	Cookson Group PLC	390,784
18,485	Croda International PLC	680,613
116,801	GKN PLC	385,040
45,344	Hargreaves Lansdown PLC	402,114
94,220	Inchcape PLC	556,099
9,621	Intertek Group PLC	412,128
33,938	John Wood Group PLC	414,226
186,104	Legal & General Group PLC	371,774
161,061	Melrose PLC	556,684
38,068	Mondi PLC	324,766
7,785	Next PLC	392,638
146,444	Old Mutual PLC	361,840
20,513	Petrofac Ltd.	479,204
31,637	Rightmove PLC	739,567
34,764	Rolls-Royce Holdings PLC(a)	463,252
8,161	SABMiller PLC	352,528
158,270	Sports Direct International PLC(a)	715,662
40,250	Telecity Group PLC(a)	541,086
27,050	Travis Perkins PLC	427,633
21,637	Tullow Oil PLC	437,321
		13,205,852
	Total Investments (Cost $47,217,945)(b)-99.9%	48,332,601
	Other assets less liabilities-0.1%	27,592
	Net Assets-100.0%	$48,360,193

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $47,519,967. The net unrealized appreciation was $812,634 which consisted of aggregate gross unrealized appreciation of $2,287,048 and aggregate gross unrealized depreciation of $1,474,414.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Brazil - 6.9%
86,019	Cia de Bebidas das Americas ADR (Preference)	$3,316,033
30,801	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,599,604
103,532	Cia Paranaense de Energia ADR	2,097,558
135,332	Ultrapar Participacoes SA ADR	3,168,122
		11,181,317
	Chile - 2.0%
43,557	Latam Airlines Group SA ADR	1,071,066
35,747	Sociedad Quimica y Minera de Chile SA ADR	2,142,318
		3,213,384
	China - 9.3%
17,556	Baidu, Inc. ADR(a)	2,115,849
920,000	Dongfeng Motor Group Co. Ltd., H-Shares	1,283,834
65,154	NetEase, Inc. ADR(a)	3,440,783
8,768	PetroChina Co. Ltd. ADR	1,095,474
872,000	PetroChina Co. Ltd., H-Shares	1,093,142
496,000	Tsingtao Brewery Co. Ltd., Class H	2,910,629
1,343,000	Zhuzhou CSR Times Electric Co. Ltd., Class H	3,204,362
		15,144,073
	India - 1.3%
61,781	HDFC Bank Ltd. ADR	2,094,994

	Indonesia - 12.6%
24,970,500	PT Alam Sutera Realty Tbk	1,213,569
1,424,050	PT Astra International Tbk	1,053,180
6,886,416	PT Bank Negara Indonesia (Persero) Tbk	2,892,076
22,490,000	PT Bhakti Investama Tbk	962,329
9,337,500	PT Charoen Pokphand Indonesia Tbk	3,156,894
250,500	PT Gudang Garam Tbk	1,491,355
1,333,636	PT Indocement Tunggal Prakarsa Tbk	3,029,390
2,989,000	PT Kalbe Farma Tbk	1,207,916
10,489,000	PT Media Nusantara Citra Tbk	2,631,947
3,727,000	PT Mitra Adiperkasa Tbk	2,835,119
		20,473,775
	Malaysia - 15.1%
1,168,800	AirAsia Bhd	1,396,808
1,447,500	AMMB Holdings Bhd	2,969,468
1,407,700	BIMB Holdings Bhd	1,371,940
1,589,200	Dialog Group Bhd	1,218,750
1,377,100	DRB-Hicom Bhd	1,135,299
3,468,500	JCY International Bhd	1,717,902
878,500	KPJ Healthcare Bhd	1,664,644
4,561,200	KSK Group Bhd(a)	1,005,665
727,400	Kulim (Malaysia) Bhd	1,201,680
1,322,500	Malaysia Building Society	1,052,253
159,600	Petronas Dagangan Bhd	1,070,970
165,800	Petronas Gas Bhd	980,125
11,768	Pharmaniaga Bhd	35,648
342,200	Telekom Malaysia Bhd	617,808
2,663,100	TIME dotCom Bhd(a)	2,961,364
2,317,600	Top Glove Corp. Bhd	3,984,243
		24,384,567
	Mexico - 8.9%
99,400	Alfa SAB de CV, Class A	1,590,894
340,900	Bolsa Mexicana de Valores SAB de CV	649,505
60,896	Coca-Cola Femsa SAB de CV, Series L	683,297
1,034,852	Controladora Comercial Mexicana SAB de CV	2,369,117
373,800	El Puerto de Liverpool SAB de CV, Series C1	2,955,157
76,708	Fomento Economico Mexicano SAB de CV	655,649
680,100	Genomma Lab Internacional SAB de CV, Class B(a)	1,376,179
78,700	Grupo Aeroportuario del Sureste SAB de CV, Class B	705,212
119,300	Grupo Financiero Banorte SAB de CV, Class O	641,465
1,012,900	Grupo Mexico SAB de CV, Series B	2,852,810
		14,479,285
	Panama - 1.6%
33,599	Copa Holdings SA, Class A	2,604,930

	Philippines - 3.3%
321,730	International Container Terminal Services, Inc.	560,686
27,404,000	Lepanto Consolidated Mining(a)	905,917
655,810	Metropolitan Bank & Trust	1,572,562
185,410	Security Bank Corp.	628,471
36,160	SM Investments Corp.	649,659
708,170	Universal Robina Corp.	997,494
		5,314,789
	South Africa - 6.6%
53,488	Capitec Bank Holdings Ltd.	1,419,385
375,878	Coronation Fund Managers Ltd.	1,347,013
368,205	EOH Holdings Ltd.	1,602,782
108,000	Invicta Holdings Ltd.	1,050,407
222,628	Life Healthcare Group Holdings Ltd.	909,200
643,109	Metair Investments Ltd.	1,957,094
24,451	Metrofile Holdings Ltd.	10,298
82,653	Mr. Price Group Ltd.	1,239,931
169,966	Woolworths Holdings Ltd.	1,113,093
		10,649,203
	South Korea - 13.2%
3,745	CJ CheilJedang Corp.	919,171
93,580	Daesang Corp.	1,171,173
48,460	Grand Korea Leisure Co. Ltd.	1,039,385
33,110	Hankook Tire Co. Ltd.	1,221,172
33,878	Hotel Shilla Co. Ltd.	1,451,754
51,730	Hyundai Hysco Co. Ltd.	2,010,864
4,899	Hyundai MOBIS	1,297,734
23,689	Hyundai Motor Co.	1,569,314
39,154	Kia Motors Corp.	2,704,635
832	Lotte Chilsung Beverage Co. Ltd.	961,790
1,873	Orion Corp.	1,485,975
959	Samsung Electronics Co. Ltd.	1,110,298
15,893	SK C&C Co. Ltd.	1,405,683

69,410	Youngone Corp.	$1,749,638
23,392	Youngone Holdings Co. Ltd.	1,241,367
		21,339,953
	Taiwan - 4.8%
173,445	Advanced Semiconductor Engineering, Inc. ADR	660,826
140,000	Hiwin Technologies Corp.(a)	1,295,324
135,000	Hotai Motor Co. Ltd.	904,726
226,000	Radiant Opto-Electronics Corp.(a)	889,156
58,466	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	816,770
231,000	Yulon Nissan Motor Co. Ltd.	1,917,779
777,000	Yungtay Engineering Co. Ltd.	1,269,417
		7,753,998
	Thailand - 9.4%
356,519	Bangkok Dusit Medical Services PCL	1,124,389
1,856,740	Charoen Pokphand Foods PCL	1,961,760
15,081,800	Energy Earth PCL(a)	2,377,049
1,750,700	Gunkul Engineering PCL	851,150
12,701,300	Hemaraj Land And Development PCL	1,202,729
7,151,900	Home Product Center PCL	2,613,500
2,547,100	LPN Development PCL	1,408,311
947,900	Robinson Department Store PCL	1,844,896
174,500	Siam Cement PCL	1,818,748
		15,202,532
	Turkey - 5.0%
161,943	Aselsan Elektronik Sanayi Ve Ticaret AS	1,125,640
68,981	BIM Birlesik Magazalar AS	3,003,946
19,245	Konya Cimento Sanayii AS	3,191,115
9,016	Netas Telekomunikasyon AS	717,293
		8,037,994
	Total Investments (Cost $155,412,165)(b)-100.0%	161,874,794
	Other assets less liabilities-0.0%	19,551
	Net Assets-100.0%	$161,894,345

Investment Abbreviations:

ADR       - American Depositary Receipts

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $158,311,902. The net unrealized appreciation was $3,562,892 which consisted of aggregate gross unrealized appreciation of $10,951,412 and aggregate gross unrealized depreciation of $7,388,520.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 0.6%
32,245	Leighton Holdings Ltd.	$580,594

	Brazil - 9.1%
152,412	Cia Siderurgica Nacional SA ADR(a)	789,494
178,914	Gerdau SA ADR	1,628,117
130,700	Iochpe-Maxion SA	1,407,877
381,200	Magnesita Refratarios SA	1,133,390
154,200	MMX Mineracao e Metalicos SA(b)	429,910
311,800	Paranapanema SA(b)	348,023
153,102	Vale SA ADR(a)	2,763,491
42,400	WEG SA	382,533
		8,882,835
	Cayman Islands - 0.3%
1,480,492	Lonking Holdings Ltd.	273,046

	Chile - 3.7%
642,430	Besalco SA	1,090,277
57,220	CAP SA	2,060,966
280,486	Salfacorp SA	517,650
		3,668,893
	China - 18.2%
2,271,327	Angang Steel Co. Ltd., H-Shares(b)	1,171,746
1,008,187	Anhui Conch Cement Co. Ltd., H-Shares	2,659,061
2,445,050	BBMG Corp., H-Shares	1,526,254
876,000	China Communications Construction Co. Ltd., H-Shares	771,647
1,016,999	China Molybdenum Co. Ltd., H-Shares(b)	377,752
568,000	China National Building Material Co. Ltd., H-Shares	556,012
1,464,477	China Railway Construction Corp. Ltd., H-Shares	1,282,467
2,968,088	China Railway Group Ltd., H-Shares	1,301,516
710,904	Dongfang Electric Corp. Ltd., H-Shares	1,036,056
837,958	First Tractor Co. Ltd., H-Shares(b)	657,082
428,429	Guangzhou Shipyard International Co. Ltd., H-Shares(b)	272,408
521,414	Harbin Electric Co. Ltd., H-Shares	391,381
3,414,100	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares(b)	1,061,175
1,076,516	Jiangxi Copper Co. Ltd., H-Shares	2,376,939
6,003,541	Metallurgical Corp. of China Ltd., H-Shares(b)	1,262,086
2,306,454	Shanghai Electric Group Co. Ltd., H-Shares	868,603
1,042,157	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	331,989
		17,904,174
	Egypt - 0.8%
18,604	Orascom Construction Industries	801,276

	France - 1.6%
40,327	Alstom SA	1,342,934
12,640	Areva SA(b)	202,913
		1,545,847
	India - 1.6%
28,931	Larsen & Toubro Ltd. GDR	700,130
59,529	Mahindra & Mahindra Ltd. GDR	753,042
18,148	Sterlite Industries (India) Ltd. ADR	139,377
		1,592,549
	Indonesia - 8.7%
2,581,631	PT Aneka Tambang (Persero) Tbk	349,127
1,153,351	PT Holcim Indonesia Tbk	319,868
1,399,636	PT Indocement Tunggal Prakarsa Tbk	3,179,310
2,255,237	PT Semen Gresik (Persero) Tbk	3,085,612
1,139,000	PT Tower Bersama Infrastructure Tbk(b)	472,327
298,000	PT United Tractors Tbk	661,173
1,629,997	PT Vale Indonesia Tbk	417,617
		8,485,034
	Malaysia - 7.3%
3,210,759	Dialog Group Bhd	2,462,317
1,397,384	Gamuda Bhd	1,567,285
786,707	IJM Corp. Bhd	1,302,171
222,324	Lafarge Malayan Cement Bhd	568,331
315,582	Malaysia Marine & Heavy Engineering Holdings Bhd	535,466
896,309	WCT Bhd	724,608
		7,160,178
	Mexico - 3.6%
209,435	Cemex SAB de CV ADR(b)	1,457,667
1,262,787	Empresas ICA SAB de CV(b)	2,120,653
		3,578,320
	Russia - 4.5%
150,726	LSR Group OJSC GDR	673,745
89,084	Magnitogorsk Iron & Steel Works GDR(b)	332,283
57,952	Mechel ADR(a)	375,529
154,650	MMC Norilsk Nickel OJSC ADR	2,389,343
17,015	Novolipetsk Steel OJSC GDR	283,300
29,376	Severstal GDR	329,011
		4,383,211
	Singapore - 2.0%
1,209,251	Hyflux Ltd.	1,350,901
162,000	SembCorp Marine Ltd.	632,767
		1,983,668
	South Africa - 10.6%
75,312	African Rainbow Minerals Ltd.	1,427,931
26,831	Assore Ltd.	966,721
266,878	Aveng Ltd.	1,169,506
813,330	Murray & Roberts Holdings Ltd.(b)	2,331,551
322,822	Pretoria Portland Cement Co. Ltd.	1,016,985
137,204	Reunert Ltd.	1,336,950
138,006	Wilson Bayly Holmes-Ovcon Ltd.	2,194,126
		10,443,770
	Sweden - 2.9%
127,377	Atlas Copco AB, Class A	2,874,315

	Switzerland - 3.3%
184,268	ABB Ltd.(b)	3,229,843

	Taiwan - 13.2%
1,890,648	Asia Cement Corp.	2,398,571
3,179,200	BES Engineering Corp.	712,319

2,332,661	China Steel Corp.	$2,072,699
1,782,819	Chung Hung Steel Corp.(b)	445,816
1,075,959	CTCI Corp.	2,005,371
2,833,360	Goldsun Development & Construction Co. Ltd.	968,307
2,427,573	Taiwan Cement Corp.	2,824,783
1,684,076	Tung Ho Steel Enterprise Corp.	1,513,240
		12,941,106
	Turkey - 3.7%
65,660	Aksa Enerji Uretim AS(b)	141,133
51,792	Aslan Cimento AS	1,445,775
90,494	Cimsa Cimento Sanayi ve Tica	405,193
2,070	Konya Cimento Sanayii AS	343,238
325,715	Tekfen Holding AS	1,251,107
		3,586,446
	United Kingdom - 0.2%
61,558	Evraz PLC	229,066

	United States - 4.1%
33,126	Caterpillar, Inc.	2,789,541
22,913	Pall Corp.	1,223,783
		4,013,324
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $116,067,871)-100.0%	98,157,495

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.2%
1,145,243	Invesco Liquid Assets Portfolio - Institutional Class (Cost $1,145,243)(c)(d)	1,145,243

	Total Investments (Cost $117,213,114)(e)-101.2%	99,302,738
	Liabilities in excess of other assets-(1.2)%	(1,174,471)
	Net Assets-100.0%	$98,128,267

Investment Abbreviations:

ADR       - American Depositary Receipt

GDR        - Global Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2012.

(b) Non-income producing security.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $118,830,114. The net unrealized depreciation was $19,527,376 which consisted of aggregate gross unrealized appreciation of $8,064,627 and aggregate gross unrealized depreciation of $27,592,003.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 42.8%
11,302	AGL Energy Ltd.	$186,731
34,556	Amcor Ltd.	274,192
91,251	AMP Ltd.	385,072
145,254	Arrium Ltd.	110,058
28,392	Asciano Ltd.	129,672
2,885	ASX Ltd.	94,785
74,565	Australia & New Zealand Banking Group Ltd.	1,847,148
12,740	Bendigo & Adelaide Bank Ltd.	109,937
61,949	BHP Billiton Ltd.	2,081,582
545,150	BlueScope Steel Ltd.(a)	152,028
29,913	Boral Ltd.	105,769
31,097	Brambles Ltd.	203,876
9,363	Caltex Australia Ltd.	139,225
48,429	CFS Retail Property Trust Group REIT	100,909
11,295	Coca-Cola Amatil Ltd.	165,576
39,962	Commonwealth Bank of Australia	2,419,368
9,965	Computershare Ltd.	80,433
11,186	Crown Ltd.	99,470
6,148	CSL Ltd.	276,263
49,043	CSR Ltd.	64,255
146,898	Dexus Property Group REIT	153,042
23,057	Downer EDI Ltd.(a)	73,520
134,846	Goodman Fielder Ltd.	68,824
33,637	Goodman Group REIT	133,096
55,271	GPT Group REIT	199,504
656,750	GPT Group-In Specie REIT(a)	—
41,234	Incitec Pivot Ltd.	134,951
79,345	Insurance Australia Group Ltd.	314,790
4,866	Leighton Holdings Ltd.	87,616
26,139	Lend Lease Group	222,810
18,919	Macquarie Group Ltd.	497,337
39,970	Metcash Ltd.	143,433
127,925	Mirvac Group REIT	184,432
83,535	National Australia Bank Ltd.	2,195,944
3,951	Newcrest Mining Ltd.	97,709
12,249	Oil Search Ltd.	90,232
7,839	Orica Ltd.	205,327
21,834	Origin Energy Ltd.	271,359
8,486	OZ Minerals Ltd.	67,513
98,858	Qantas Airways Ltd.(a)	118,598
56,101	QBE Insurance Group Ltd.	828,892
9,886	Rio Tinto Ltd.	553,468
16,869	Santos Ltd.	190,835
8,879	Sims Metal Management Ltd.	77,554
9,446	Sonic Healthcare Ltd.	125,747
92,264	Stockland REIT	325,265
72,485	Suncorp Group Ltd.	647,614
41,776	Sydney Airport	138,483
88,852	TABCORP Holdings Ltd.	303,886
59,385	Tatts Group Ltd.	181,232
184,827	Telstra Corp. Ltd.	778,011
25,586	Toll Holdings Ltd.	108,240
21,082	Transurban Group	135,776
27,584	Wesfarmers Ltd.	946,023
4,163	Wesfarmers Ltd. PPS	148,645
74,603	Westfield Group REIT	785,085
84,311	Westpac Banking Corp.	2,058,413
10,509	Woodside Petroleum Ltd.	373,246
33,365	Woolworths Ltd.	1,003,140
3,957	WorleyParsons Ltd.	108,643
		24,104,584
	Cayman Islands - 0.2%
59,000	Belle International Holdings Ltd.	109,270

	Hong Kong - 15.1%
119,200	AIA Group Ltd.	418,925
53,262	Bank of East Asia Ltd. (The)	185,814
113,932	BOC Hong Kong (Holdings) Ltd.	350,452
74,904	Cathay Pacific Airways Ltd.	124,041
170,000	Chaoda Modern Agriculture (Holdings) Ltd.(a)	6,029
39,673	Cheung Kong (Holdings) Ltd.	522,414
22,140	China Ocean Resources Co. Ltd.	86,161
51,845	CLP Holdings Ltd.	447,997
124,979	Esprit Holdings Ltd.	152,000
84,000	First Pacific Co. Ltd.	94,252
295,000	GOME Electrical Appliances Holdings Ltd.	24,350
18,799	Hang Lung Group Ltd.	121,954
39,427	Hang Lung Properties Ltd.	140,345
23,160	Hang Seng Bank Ltd.	322,295
32,580	Henderson Land Development Co. Ltd.	189,926
74,360	Hong Kong & China Gas Co. Ltd.	172,242
6,700	Hong Kong Exchanges & Clearing Ltd.	90,040
58,000	Hongkong Land Holdings Ltd.	348,000
109,948	Hutchison Whampoa Ltd.	991,193
5,641	Jardine Matheson Holdings Ltd.	295,306
4,000	Jardine Strategic Holdings Ltd.	125,640
21,390	Kerry Properties Ltd.	98,348
30,000	Kingboard Chemical Holdings Ltd.	62,061
105,334	Li & Fung Ltd.	208,124
50,500	Link (The) REIT	221,444
36,694	MTR Corp. Ltd.	128,250
157,602	New World Development Co. Ltd.	201,839
283,049	Noble Group Ltd.	244,547
22,939	Orient Overseas International Ltd.	130,765
176,000	Pacific Basin Shipping Ltd.	78,312
434,029	PCCW Ltd.	170,731
32,684	Power Assets Holdings Ltd.	257,134
67,684	Sino Land Co. Ltd.	115,925
43,888	Sun Hung Kai Properties Ltd.	548,766
35,520	Swire Pacific Ltd., Class A	426,268
39,236	Wharf Holdings Ltd. (The)	227,715
31,000	Wheelock & Co. Ltd.	121,743
26,736	Yue Yuen Industrial (Holdings) Ltd.	81,032
		8,532,380
	Multinational - 0.0%
18,174	HKT Trust / HKT Ltd.	14,486

	New Zealand - 0.8%
26,624	Fletcher Building Ltd.	132,066

150,311	Telecom Corp. of New Zealand Ltd.	$324,599
		456,665
	Singapore - 7.5%
89,000	CapitaLand Ltd.	214,587
13,000	City Developments Ltd.	122,242
80,000	ComfortDelGro Corp. Ltd.	108,017
50,000	DBS Group Holdings Ltd.	592,325
34,000	Fraser & Neave Ltd.	223,524
212,000	Golden Agri-Resources Ltd.	126,084
3,000	Jardine Cycle & Carriage Ltd.	112,598
29,000	Keppel Corp. Ltd.	260,575
58,000	Oversea-Chinese Banking Corp. Ltd.	445,168
26,000	SembCorp Industries Ltd.	110,540
35,000	Singapore Airlines Ltd.	298,172
48,000	Singapore Press Holdings Ltd.	158,553
36,000	Singapore Technologies Engineering Ltd.	95,479
234,000	Singapore Telecommunications Ltd.	673,273
33,000	United Overseas Bank Ltd.	530,440
52,000	Wilmar International Ltd.	135,407
		4,206,984
	South Korea - 33.6%
1,175	Cheil Industries, Inc.	101,015
1,150	CJ Corp.	74,454
1,358	Daelim Industrial Co. Ltd.	105,217
2,500	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	55,279
3,045	Dongbu Insurance Co. Ltd.	113,114
4,780	Dongkuk Steel Mill Co. Ltd.	62,782
1,849	Doosan Corp.	216,688
1,746	Doosan Heavy Industries & Construction Co. Ltd.	93,738
1,364	GS Engineering & Construction Corp.	83,846
4,123	GS Holdings	209,683
10,590	Hana Financial Group, Inc.	338,599
2,360	Hankook Tire Co. Ltd.	87,042
11,397	Hanwha Corp.	291,824
289	Honam Petrochemical Corp.	60,963
2,828	Hyosung Corp.	134,318
572	Hyundai Department Store Co. Ltd.	64,504
4,020	Hyundai Development Co.	72,711
1,594	Hyundai Engineering & Construction Co. Ltd.	84,026
1,772	Hyundai Heavy Industries Co. Ltd.	379,280
2,880	Hyundai Marine & Fire Insurance Co. Ltd.	71,451
754	Hyundai Mipo Dockyard Co. Ltd.	79,026
1,130	Hyundai MOBIS	299,334
6,025	Hyundai Motor Co.	1,262,952
1,240	Hyundai Steel Co.	92,126
8,900	Industrial Bank of Korea	96,823
3,730	Kangwon Land, Inc.	76,868
14,058	KB Financial Group, Inc.	449,483
5,383	Kia Motors Corp.	371,841
22,950	Korea Electric Power Corp.(a)	513,552
22,100	Korea Exchange Bank(a)	164,192
2,840	Korea Gas Corp.	111,528
13,550	Korea Life Insurance Co. Ltd.	78,139
208	Korea Zinc Co. Ltd.	70,644
2,221	Korean Air Lines Co. Ltd.(a)	94,881
12,460	KT Corp.	355,410
2,061	KT&G Corp.	151,846
590	Kumho Petro Chemical Co., Ltd.	64,447
804	LG Chem Ltd.	223,289
8,796	LG Corp.	455,116
15,790	LG Display Co. Ltd.(a)	341,462
9,247	LG Electronics, Inc.	510,348
2,208	LG International Corp.	73,234
14,880	LG Uplus Corp.	86,862
342	Lotte Shopping Co. Ltd.	87,721
2,320	LS Corp.	182,214
405	OCI Co. Ltd.	72,000
3,852	POSCO	1,241,839
5,021	Samsung C&T Corp.	285,550
1,207	Samsung Electro-Mechanics Co. Ltd.	113,160
3,248	Samsung Electronics Co. Ltd.	3,760,426
1,495	Samsung Fire & Marine Insurance Co. Ltd.	280,323
5,980	Samsung Heavy Industries Co. Ltd.	207,069
2,224	Samsung Life Insurance Co. Ltd.	182,543
981	Samsung SDI Co. Ltd.	123,642
1,741	Samsung Securities Co. Ltd.	74,683
20,349	Shinhan Financial Group Co. Ltd.	651,528
839	Shinsegae Co. Ltd.	154,721
3,318	SK C&C Co. Ltd.	293,466
6,034	SK Holdings Co. Ltd.	827,215
10,040	SK Hynix, Inc.(a)	192,697
2,990	SK Innovation Co. Ltd.	411,228
2,735	SK Telecom Co. Ltd.	349,548
3,141	S-Oil Corp.	267,254
11,580	STX Corp.	96,174
6,250	STX Offshore & Shipbuilding Co. Ltd.	55,556
27,070	Woori Finance Holdings Co. Ltd.	266,959
		18,901,453
	Total Investments (Cost $54,577,965)(b)-100.0%	56,325,822
	Liabilities in excess of other assets-(0.0)%	(6,808)
	Net Assets-100.0%	$56,319,014

Investment Abbreviations:

PPS         - Price Protected Shares

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $55,382,006. The net unrealized appreciation was $943,816 which consisted of aggregate gross unrealized appreciation of $7,495,116 and aggregate gross unrealized depreciation of $6,551,300.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 5.6%
7,044	AGL Energy Ltd.	$116,380
20,722	Amcor Ltd.	164,423
54,838	AMP Ltd.	231,412
87,784	Arrium Ltd.	66,513
17,158	Asciano Ltd.	78,364
1,931	ASX Ltd.	63,442
45,486	Australia & New Zealand Banking Group Ltd.	1,126,794
8,772	Bendigo & Adelaide Bank Ltd.	75,696
37,260	BHP Billiton Ltd.	1,251,993
329,468	BlueScope Steel Ltd.(a)	91,880
18,443	Boral Ltd.	65,213
18,792	Brambles Ltd.	123,203
5,933	Caltex Australia Ltd.	88,222
33,112	CFS Retail Property Trust Group REIT	68,994
6,824	Coca-Cola Amatil Ltd.	100,035
24,058	Commonwealth Bank of Australia	1,456,512
6,356	Computershare Ltd.	51,303
6,758	Crown Ltd.	60,095
3,685	CSL Ltd.	165,587
29,644	CSR Ltd.	38,839
88,786	Dexus Property Group REIT	92,500
13,940	Downer EDI Ltd.(a)	44,449
81,495	Goodman Fielder Ltd.	41,594
20,326	Goodman Group REIT	80,427
33,407	GPT Group REIT	120,585
231,466	GPT Group-In Specie REIT(a)	—
24,917	Incitec Pivot Ltd.	81,549
47,595	Insurance Australia Group Ltd.	188,826
3,126	Leighton Holdings Ltd.	56,286
15,599	Lend Lease Group	132,966
11,487	Macquarie Group Ltd.	301,967
24,153	Metcash Ltd.	86,673
77,314	Mirvac Group REIT	111,465
50,231	National Australia Bank Ltd.	1,320,458
2,330	Newcrest Mining Ltd.	57,621
7,403	Oil Search Ltd.	54,534
4,737	Orica Ltd.	124,076
13,102	Origin Energy Ltd.	162,835
5,128	OZ Minerals Ltd.	40,797
59,748	Qantas Airways Ltd.(a)	71,678
33,601	QBE Insurance Group Ltd.	496,455
6,168	Rio Tinto Ltd.	345,316
10,201	Santos Ltd.	115,401
5,721	Sims Metal Management Ltd.	49,970
5,707	Sonic Healthcare Ltd.	75,973
56,086	Stockland REIT	197,724
44,587	Suncorp Group Ltd.	398,360
26,423	Sydney Airport	87,590
53,291	TABCORP Holdings Ltd.	182,263
35,887	Tatts Group Ltd.	109,520
110,675	Telstra Corp. Ltd.	465,875
16,717	Toll Holdings Ltd.	70,720
12,747	Transurban Group	82,096
16,539	Wesfarmers Ltd.	567,223
2,516	Wesfarmers Ltd. PPS	89,837
44,679	Westfield Group REIT	470,180
50,806	Westpac Banking Corp.	1,240,404
6,321	Woodside Petroleum Ltd.	224,502
20,040	Woolworths Ltd.	602,516
2,391	WorleyParsons Ltd.	65,647
		14,593,758
	Austria - 0.4%
15,158	Erste Group Bank AG(a)	274,977
6,221	Immoeast AG(a)	—
36,189	Immofinanz AG	118,597
7,033	OMV AG	221,561
2,523	Raiffeisen Bank International AG	83,444
15,214	Telekom Austria AG	138,652
1,255	Vienna Insurance Group AG Wiener Versicherung Gruppe	48,918
7,345	Voestalpine AG	200,363
5,853	Wienerberger AG	49,377
		1,135,889
	Belgium - 0.9%
200,250	Ageas	399,767
7,632	Anheuser-Busch InBev NV	603,146
1,739	Bekaert SA NV	45,039
6,184	Belgacom SA	178,288
1,341	Colruyt SA	61,007
5,901	Delhaize Group SA	211,517
215,212	Dexia SA(a)(b)	58,310
1,115	D’ieteren SA/NV	46,400
1,889	Groupe Bruxelles Lambert SA	123,881
11,131	KBC Groep NV	233,591
1,041	Solvay SA	108,435
2,907	UCB SA	145,925
2,428	Umicore SA	107,797
		2,323,103
	Bermuda - 0.1%
14,012	Catlin Group Ltd.	95,127
14,353	Frontline Ltd.	54,738
4,120	Lancashire Holdings Ltd.	50,544
3,583	Seadrill Ltd.	140,816
		341,225
	Canada - 6.7%
1,475	Agnico-Eagle Mines Ltd.	64,766
1,605	Agrium, Inc.	152,750
3,058	Alimentation Couche Tard, Inc., Class B	144,922
4,424	ARC Resources Ltd.	110,479
1,109	ATCO Ltd., Class I	81,546
11,283	Bank of Montreal(b)	646,608
16,650	Bank of Nova Scotia	869,627
8,541	Barrick Gold Corp.	281,291
1,109	Baytex Energy Corp.	46,006
5,342	BCE, Inc.	227,473
1,512	Bombardier, Inc., Class A	5,627
34,846	Bombardier, Inc., Class B	125,505
3,013	Bonavista Energy Corp.	54,801
12,195	Brookfield Asset Management, Inc., Class A	413,922

6,354	Brookfield Office Properties, Inc.	$108,721
3,969	Cameco Corp.	83,158
6,648	Canadian Imperial Bank of Commerce	486,512
4,556	Canadian National Railway Co.	402,144
12,909	Canadian Natural Resources Ltd.	352,251
11,698	Canadian Oil Sands Ltd.	235,524
1,951	Canadian Pacific Railway Ltd.	158,661
1,920	Canadian Tire Corp. Ltd., Class A	127,023
1,135	Canadian Utilities Ltd., Class A	79,268
8,773	Celestica, Inc.(a)	66,872
9,754	Cenovus Energy, Inc.	298,274
3,077	CGI Group, Inc., Class A(a)	72,543
4,093	CI Financial Corp.	91,105
2,355	Crescent Point Energy Corp.	93,655
2,032	Emera, Inc.	71,606
1,224	Empire Co. Ltd., Class A	69,718
7,648	Enbridge, Inc.	313,077
35,217	Encana Corp.	784,942
5,862	Enerplus Corp.	82,406
419	Fairfax Financial Holdings Ltd.	157,810
2,538	Finning International, Inc.	58,341
3,108	First Quantum Minerals Ltd.	56,467
3,126	Fortis, Inc.	104,605
2,236	George Weston Ltd.	132,179
5,315	Goldcorp, Inc.	191,961
7,013	Great-West Lifeco, Inc.	151,693
2,327	H&R REIT	58,042
7,033	Husky Energy, Inc.	174,790
2,209	IGM Financial, Inc.	86,592
3,558	Imperial Oil Ltd.	152,501
2,612	Industrial Alliance Insurance & Financial Services, Inc.	58,244
1,576	Intact Financial Corp.	101,419
14,360	Kinross Gold Corp.	120,061
3,596	Loblaw Cos. Ltd.	116,853
5,769	Magna International, Inc.	231,382
61,999	Manulife Financial Corp.	666,197
1,590	Methanex Corp.	43,672
2,122	Metro, Inc.	117,818
2,561	National Bank of Canada	190,817
10,878	Nexen, Inc.	276,535
4,572	Onex Corp.	174,113
2,216	Pembina Pipeline Corp.	59,253
12,643	Pengrowth Energy Corp.	80,603
12,686	Penn West Petroleum Ltd.	173,146
4,139	Potash Corp. of Saskatchewan, Inc.	183,350
15,967	Power Corp. of Canada	367,035
8,074	Power Financial Corp.	199,131
6,847	Precision Drilling Corp.(a)	54,514
1,518	Quebecor, Inc., Class B	53,493
23,232	Research In Motion Ltd.(a)(b)	166,423
2,813	RioCan REIT	80,379
2,265	Rogers Communications, Inc., Class B	88,833
22,122	Royal Bank of Canada(b)	1,134,020
1,681	Saputo, Inc.	71,664
6,168	Shaw Communications, Inc., Class B	120,431
10,428	Sherritt International Corp.	46,402
3,544	Shoppers Drug Mart Corp.	146,208
2,831	Sino-Forest Corp.(a)	—
2,134	SNC-Lavalin Group, Inc.	84,227
21,116	Sun Life Financial, Inc.	458,851
18,165	Suncor Energy, Inc.	555,661
7,039	Superior Plus Corp.	51,688
21,235	Talisman Energy, Inc.	262,710
8,460	Teck Resources Ltd., Class B	237,434
1,097	TELUS Corp.	68,537
887	TELUS Corp. NVTG	54,434
8,512	Thomson Reuters Corp.	241,526
984	Tim Hortons, Inc.	52,356
12,164	Toronto-Dominion Bank (The)	957,780
5,561	TransAlta Corp.	86,830
10,658	TransCanada Corp.	485,634
2,068	Valeant Pharmaceuticals International, Inc.(a)	98,624
1,140	Vermilion Energy, Inc.	53,173
8,699	Viterra, Inc.	139,385
5,253	Yamana Gold, Inc.	77,933
		17,616,543
	Cayman Islands - 0.0%
36,000	Belle International Holdings Ltd.	66,673

	Cyprus - 0.0%
166,988	Bank of Cyprus PLC(a)	45,244
155,220	Cyprus Popular Bank PCL(a)	11,470
		56,714
	Denmark - 0.7%
19	A P Moeller - Maersk A/S, Class A	125,343
56	A P Moeller - Maersk A/S, Class B	388,895
2,376	Carlsberg A/S, Class B	192,804
31,214	Danske Bank A/S(a)	464,944
2,969	DSV A/S	63,830
734	FLSmidth & Co. A/S	44,340
1,851	Jyske Bank A/S(a)	49,720
2,225	Novo Nordisk A/S, Class B	344,126
12,953	Vestas Wind Systems A/S(a)(b)	62,084
		1,736,086
	Finland - 0.9%
3,904	Elisa Oyj	81,303
10,184	Fortum Oyj	170,823
2,995	Kesko Oyj, Class B	77,569
1,517	Kone Oyj, Class B	94,347
3,338	Metso Corp. Oyj	122,053
8,277	Neste Oil Oyj	87,766
251,251	Nokia Oyj(b)	603,385
1,493	Nokian Renkaat Oyj	59,740
50,590	Outokumpu Oyj(a)	44,329
4,792	Pohjola Bank PLC, Class A	55,800
7,269	Rautaruukki Oyj	47,536
13,628	Sampo Oyj, Class A	362,525
23,715	Stora Enso Oyj, Class R	135,809
22,108	UPM-Kymmene Oyj	237,420
3,947	Wartsila Oyj	118,801
3,350	YIT Oyj	60,276
		2,359,482
	France - 10.8%
6,717	Accor SA	223,890
32,503	Air France-KLM(a)(b)	173,326
4,830	Air Liquide SA	541,184
92,225	Alcatel-Lucent(a)	102,222
8,206	Alstom SA	273,269
1,119	Arkema SA	82,493
1,022	Atos	57,608
130,852	AXA SA	1,603,450
47,848	BNP Paribas SA	1,777,834
15,879	Bouygues SA	401,382

4,512	Cap Gemini	$165,369
45,416	Carrefour SA	815,769
1,856	Casino Guichard Perrachon SA	156,071
1,354	Christian Dior SA	187,679
20,508	Cie de Saint-Gobain	620,303
3,741	Cie Generale de Geophysique-Veritas(a)	107,878
4,174	Cie Generale des Etablissements Michelin	284,886
6,905	CNP Assurances	72,938
102,026	Credit Agricole SA(a)	438,645
8,375	DANONE SA	510,348
12,356	EDF SA	256,711
4,630	Eiffage SA	122,994
340	Eramet	36,279
1,714	Essilor International SA	149,534
1,059	Eurazeo	42,309
1,424	Eutelsat Communications SA	43,107
2,409	Faurecia	38,450
852	Fonciere des Regions REIT	61,740
124,692	France Telecom SA	1,672,316
70,169	GDF Suez	1,571,486
6,529	Groupe Eurotunnel SA	46,556
608	ICADE REIT	46,694
888	Imerys SA	44,920
1,857	Klepierre REIT	60,651
10,694	Lafarge SA	492,960
6,503	Lagardere SCA	176,033
4,257	Legrand SA	136,940
3,307	L’Oreal SA	397,580
3,318	LVMH Moet Hennessy Louis Vuitton SA	500,774
3,434	Metropole Television SA	47,768
37,544	Natixis	94,093
929	Neopost SA	53,064
1,520	Nexans SA	66,576
14,682	PagesJaunes Groupe(a)(b)	25,893
2,958	Pernod-Ricard SA	318,792
36,350	Peugeot SA(a)(b)	283,508
2,096	PPR	314,922
2,173	Publicis Groupe SA	107,327
1,534	Rallye SA	44,774
11,554	Renault SA	506,422
2,489	Rexel SA	41,734
3,664	Safran SA	124,520
30,565	Sanofi	2,502,085
9,739	Schneider Electric SA	552,087
6,337	SCOR SE	150,702
46,130	Societe Generale SA(a)	1,023,173
5,789	Societe Television Francaise 1	48,922
2,292	Sodexo	173,399
24,529	STMicroelectronics NV	133,613
16,238	Suez Environnement Co.	178,721
25,340	Technicolor SA(a)	55,362
1,491	Technip SA	157,329
2,496	Thales SA	78,340
78,903	Total SA	3,654,190
1,475	Unibail-Rodamco SE REIT	284,106
2,621	Valeo SA	112,831
3,462	Vallourec SA	143,940
56,215	Veolia Environnement	635,200
16,033	Vinci SA	682,205
60,860	Vivendi SA	1,158,760
749	Wendel SA	53,695
547	Zodiac Aerospace	53,549
		28,356,180
	Germany - 8.8%
2,803	Adidas AG	210,954
19,632	Allianz SE	1,960,577
1,739	Aurubis AG	89,104
19,354	BASF SE	1,417,731
14,752	Bayer AG	1,124,770
7,143	Bayerische Motoren Werke AG	534,591
940	Beiersdorf AG	62,421
966	Bilfinger Berger SE	79,506
1,003	Brenntag AG	110,208
18,252	Celesio AG	333,240
155,315	Commerzbank AG(a)	242,349
1,733	Continental AG	157,467
33,892	Daimler AG	1,699,223
37,625	Deutsche Bank AG	1,152,634
3,446	Deutsche Boerse AG	171,730
17,332	Deutsche Lufthansa AG	218,789
40,301	Deutsche Post AG	726,623
173,438	Deutsche Telekom AG	1,960,185
1,287	Douglas Holding AG	53,843
97,874	E.ON AG	2,091,312
3,723	Freenet AG	54,677
2,476	Fresenius Medical Care AG & Co. KGaA	180,062
2,321	Fresenius SE & Co. KGaA	248,111
2,734	GEA Group AG	73,957
2,195	Hannover Rueckversicherung AG	131,838
6,773	HeidelbergCement AG	315,801
1,755	Henkel AG & Co. KGaA	103,983
2,416	Henkel AG & Co. KGaA (Preference)	174,062
2,589	Hochtief AG(a)	123,506
10,176	Infineon Technologies AG	74,304
2,912	K+S AG	144,222
1,555	Lanxess AG	108,201
1,949	Linde AG	290,555
1,419	MAN SE	133,357
881	Merck KGaA	88,839
10,441	Metro AG	288,097
8,036	Muenchener Rueckversicherungs-Gesellschaft AG	1,144,063
1,997	Porsche Automobil Holding SE (Preference)	103,344
2,038	ProSiebenSat.1 Media AG (Preference)	42,919
31,456	RWE AG	1,239,668
2,232	Salzgitter AG	81,530
6,124	SAP AG	391,129
17,531	Siemens AG	1,491,890
1,758	Symrise AG	55,339
21,155	ThyssenKrupp AG	390,020
28,932	TUI AG(a)	187,384
824	Volkswagen AG	131,721
4,760	Volkswagen AG (Preference)	814,843
918	Wincor Nixdorf AG	35,008
		23,039,687
	Greece - 0.3%
98,938	Alpha Bank AE(a)	147,435
3,865	Coca-Cola Hellenic Bottling Co. SA	67,829
54,834	EFG Eurobank Ergasias SA(a)	45,583
25,399	Hellenic Telecommunications Organization SA(a)	63,186
101,352	National Bank of Greece SA(a)	158,522
21,894	OPAP SA	132,121

106,116	Piraeus Bank SA(a)	$29,013
16,332	Public Power Corp. SA(a)	43,244
		686,933
	Hong Kong - 1.9%
70,600	AIA Group Ltd.	248,122
33,495	Bank of East Asia Ltd. (The)	116,853
69,242	BOC Hong Kong (Holdings) Ltd.	212,986
45,085	Cathay Pacific Airways Ltd.	74,660
84,000	Chaoda Modern Agriculture (Holdings) Ltd.(a)	2,979
24,435	Cheung Kong (Holdings) Ltd.	321,760
13,400	China Ocean Resources Co. Ltd.	52,148
31,210	CLP Holdings Ltd.	269,688
74,916	Esprit Holdings Ltd.	91,113
50,000	First Pacific Co. Ltd.	56,103
178,000	GOME Electrical Appliances Holdings Ltd.	14,692
10,072	Hang Lung Group Ltd.	65,340
23,607	Hang Lung Properties Ltd.	84,032
13,969	Hang Seng Bank Ltd.	194,393
19,863	Henderson Land Development Co. Ltd.	115,792
44,987	Hong Kong & China Gas Co. Ltd.	104,205
3,500	Hong Kong Exchanges & Clearing Ltd.	47,036
32,000	Hongkong Land Holdings Ltd.	192,000
66,856	Hutchison Whampoa Ltd.	602,714
3,200	Jardine Matheson Holdings Ltd.	167,520
2,500	Jardine Strategic Holdings Ltd.	78,525
9,987	Kerry Properties Ltd.	45,919
18,000	Kingboard Chemical Holdings Ltd.	37,237
55,962	Li & Fung Ltd.	110,572
30,500	Link (The) REIT	133,743
21,875	MTR Corp. Ltd.	76,456
94,928	New World Development Co. Ltd.	121,573
169,509	Noble Group Ltd.	146,451
13,664	Orient Overseas International Ltd.	77,892
112,000	Pacific Basin Shipping Ltd.	49,835
283,320	PCCW Ltd.	111,448
20,054	Power Assets Holdings Ltd.	157,770
41,685	Sino Land Co. Ltd.	71,396
26,733	Sun Hung Kai Properties Ltd.	334,264
23,308	Swire Pacific Ltd., Class A	279,715
21,201	Wharf Holdings Ltd. (The)	123,045
18,000	Wheelock & Co. Ltd.	70,689
15,648	Yue Yuen Industrial (Holdings) Ltd.	47,426
		5,108,092
	Ireland - 0.3%
23,000	CRH PLC	423,327
3,369	DCC PLC	83,770
322,685	Governor & Co. of the Bank of Ireland (The)(a)	40,138
5,231	Irish Bank Resolution Corp. Ltd.(a)	—
1,583	Kerry Group PLC, Class A	72,035
8,761	Smurfit Kappa Group PLC	65,277
		684,547
	Israel - 0.3%
33,694	Bank Hapoalim BM	97,476
52,241	Bank Leumi Le-Israel(a)	117,577
95,120	Bezeq Israeli Telecommunication Corp. Ltd.	95,944
3,479	Cellcom Israel Ltd.	19,518
8,649	Israel Chemicals Ltd.	102,321
10,267	Teva Pharmaceutical Industries Ltd.	424,797
		857,633
	Italy - 3.9%
95,621	A2A SpA	40,110
75,350	Assicurazioni Generali SpA	949,316
11,692	Atlantia SpA	154,072
399,865	Banca Monte dei Paschi di Siena SpA(a)(b)	88,839
15,126	Banca Popolare dell’Emilia Romagna Scarl	66,019
180,032	Banca Popolare di Milano Scarl(a)	82,701
8,598	Banca Popolare di Sondrio Scarl	47,481
154,165	Banco Popolare Societa Cooperativa Scarl(a)	180,464
4,333	Buzzi Unicem SpA	43,678
36,956	Enel Green Power SpA	53,023
433,516	Enel SpA	1,241,843
111,443	Eni SpA	2,311,250
3,747	EXOR SpA	83,202
2,509	EXOR SpA (Preference)	46,720
22,715	Fiat Industrial SpA	223,797
87,193	Fiat SpA(a)	429,530
51,649	Finmeccanica SpA(a)	189,553
19,827	Fondiaria-Sai SpA(a)(b)	24,467
699,741	Intesa Sanpaolo SpA	890,204
8,384	Italcementi SpA	34,610
9,099	Italcementi SpA RSP	19,778
1,476	Luxottica Group SpA	50,988
70,721	Mediaset SpA	123,851
18,182	Mediobanca SpA	62,787
4,997	Prysmian SpA	80,434
3,618	Saipem SpA	167,313
28,247	Snam SpA	113,755
982,777	Telecom Italia SpA	804,875
456,375	Telecom Italia SpA RSP	319,525
31,558	Terna-Rete Elettrica Nationale SpA	105,480
59,955	UBI Banca-Unione di Banche Italiane ScpA	174,700
306,795	UniCredit SpA(a)	1,045,843
4,299	Unipol Gruppo Finanziario SpA(a)	10,684
4,439	Unipol Gruppo Finanziario SpA (Preference)(a)(b)	5,358
		10,266,250
	Japan - 17.5%
28,400	Aeon Co. Ltd.	343,273
4,600	Aisin Seiki Co. Ltd.	141,652
11,000	Ajinomoto Co., Inc.	156,338
2,300	Alfresa Holdings Corp.	122,804
20,000	All Nippon Airways Co. Ltd.(b)	46,351
8,000	Amada Co. Ltd.	42,612
24,000	Asahi Glass Co. Ltd.	142,279
7,400	Asahi Group Holdings Ltd.	166,950
29,000	Asahi Kasei Corp.	155,211
6,700	Astellas Pharma, Inc.	319,987
7,000	Bank of Kyoto Ltd. (The)	51,536
25,000	Bank of Yokohama Ltd. (The)	113,956
1,300	Benesse Holdings, Inc.	61,504
13,600	Bridgestone Corp.	310,136
6,600	Brother Industries Ltd.	61,690
23,300	Canon, Inc.	790,589
7,600	Casio Computer Co. Ltd.(b)	50,504
45	Central Japan Railway Co.	373,367
13,000	Chiba Bank Ltd. (The)	76,236
24,000	Chubu Electric Power Co., Inc.	257,209
3,300	Chugai Pharmaceutical Co. Ltd.	63,845
4,000	Chugoku Bank Ltd. (The)	51,216
9,900	Chugoku Electric Power Co., Inc. (The)	126,761
63,000	Cosmo Oil Co. Ltd.	138,745

5,700	Credit Saison Co. Ltd.	$130,640
19,000	Dai Nippon Printing Co. Ltd.	145,723
8,000	Daicel Corp.	48,348
4,000	Daihatsu Motor Co. Ltd.	67,554
288	Dai-ichi Life Insurance Co. Ltd. (The)	306,807
11,600	Daiichi Sankyo Co. Ltd.	191,898
4,800	Daikin Industries Ltd.	131,770
1,300	Daito Trust Construction Co. Ltd.	125,672
12,000	Daiwa House Industry Co. Ltd.	171,780
48,000	Daiwa Securities Group, Inc.	181,306
15,000	Denki Kagaku Kogyo Kabushiki Kaisha	49,936
8,900	Denso Corp.	287,056
3,200	Dentsu, Inc.	85,593
35,000	DIC Corp.	60,948
7,000	DOWA Holdings Co. Ltd.	43,470
7,900	East Japan Railway Co.	507,785
7,700	EDION Corp.	37,366
3,700	Eisai Co. Ltd.	164,392
6,400	Electric Power Development Co. Ltd.	151,191
1,300	FamilyMart Co. Ltd.	61,754
900	FANUC Corp.	140,704
300	Fast Retailing Co. Ltd.	62,036
23,000	Fuji Electric Co. Ltd.	51,242
16,000	Fuji Heavy Industries Ltd.	120,256
13,200	FUJIFILM Holdings Corp.	238,310
21,000	Fujikura Ltd.	63,726
74,000	Fujitsu Ltd.	293,726
23,000	Fukuoka Financial Group, Inc.	84,520
27,000	Furukawa Electric Co. Ltd.	56,697
10,000	Gunma Bank Ltd. (The)	48,912
9,000	Hachijuni Bank Ltd. (The)	48,054
1,110	Hakuhodo DY Holdings, Inc.	73,621
35,000	Hankyu Hanshin Holdings, Inc.	188,220
17,000	Hanwa Co. Ltd.	61,165
71,000	Haseko Corp.(a)	49,091
137,000	Hitachi Ltd.	815,685
7,300	Hokkaido Electric Power Co., Inc.	67,392
34,000	Hokuhoku Financial Group, Inc.	49,629
5,500	Hokuriku Electric Power Co.	56,268
32,100	Honda Motor Co. Ltd.	1,048,490
7,800	Hoya Corp.	174,376
2,700	Ibiden Co. Ltd.	44,389
1,400	Idemitsu Kosan Co. Ltd.	118,310
32,000	IHI Corp.	68,835
52	Inpex Corp.	292,292
10,300	Isetan Mitsukoshi Holdings Ltd.	109,330
19,000	Isuzu Motors Ltd.	98,041
30,800	ITOCHU Corp.	322,197
17,000	J Front Retailing Co. Ltd.	84,891
10,800	Japan Tobacco, Inc.	340,732
21,500	JFE Holdings, Inc.	286,024
2,000	JGC Corp.	61,818
13,000	Joyo Bank Ltd. (The)	58,259
3,000	JSR Corp.	53,393
11,500	JTEKT Corp.	102,189
133,700	JX Holdings, Inc.	650,525
32,000	Kajima Corp.	92,190
31,500	Kansai Electric Power Co., Inc. (The)	237,157
9,700	Kao Corp.	263,428
35,000	Kawasaki Heavy Industries Ltd.	84,251
50,000	Kawasaki Kisen Kaisha Ltd.(a)	76,825
95	KDDI Corp.	658,067
9,000	Keio Corp.	66,376
300	Keyence Corp.	75,327
7,000	Kinden Corp.	47,324
27,000	Kintetsu Corp.(b)	107,516
22,000	Kirin Holdings Co. Ltd.	251,268
115,000	Kobe Steel Ltd.	108,963
12,500	Komatsu Ltd.	281,370
12,500	Konica Minolta Holdings, Inc.	89,309
9,000	Kubota Corp.	86,082
6,800	Kuraray Co. Ltd.	80,277
3,700	Kyocera Corp.	296,095
18,400	Kyushu Electric Power Co., Inc.	144,420
1,300	Lawson, Inc.	93,547
6,100	LIXIL Group Corp.	128,483
1,600	Makita Corp.	54,207
47,000	Marubeni Corp.	317,746
8,600	Marui Group Co. Ltd.	63,426
129,000	Mazda Motor Corp.(a)	156,914
12,300	Medipal Holdings Corp.	177,964
2,200	MEIJI Holdings Co. Ltd.	100,845
46,500	Mitsubishi Chemical Holdings Corp.	198,265
30,500	Mitsubishi Corp.	611,562
39,000	Mitsubishi Electric Corp.	312,100
12,000	Mitsubishi Estate Co. Ltd.	217,567
10,000	Mitsubishi Gas Chemical Co., Inc.	58,003
88,000	Mitsubishi Heavy Industries Ltd.	358,310
34,000	Mitsubishi Materials Corp.	94,904
130,000	Mitsubishi Motors Corp.(a)	124,840
364,860	Mitsubishi UFJ Financial Group, Inc.	1,779,919
35,300	Mitsui & Co. Ltd.	527,466
33,000	Mitsui Chemicals, Inc.	74,789
30,000	Mitsui Engineering & Shipbuilding Co. Ltd.	38,028
15,000	Mitsui Fudosan Co. Ltd.	293,086
21,000	Mitsui Mining & Smelting Co. Ltd.	43,828
48,000	Mitsui OSK Lines Ltd.	146,889
603,800	Mizuho Financial Group, Inc.	997,314
17,800	MS&AD Insurance Group Holdings, Inc.	291,045
3,100	Murata Manufacturing Co. Ltd.	155,794
18,000	Nagoya Railroad Co. Ltd.	48,860
4,500	Namco Bandai Holdings, Inc.	64,936
202,000	NEC Corp.(a)	271,575
5,000	NGK Insulators Ltd.	58,067
900	Nidec Corp.	71,332
3,300	Nikon Corp.	92,282
3,000	Nintendo Co. Ltd.	336,108
10,000	Nippon Electric Glass Co. Ltd.	53,265
36,000	Nippon Express Co. Ltd.	147,503
6,000	Nippon Meat Packers, Inc.	79,053
5,800	Nippon Paper Group, Inc.(b)	73,892
57,000	Nippon Sheet Glass Co. Ltd.	53,278
182,000	Nippon Steel Corp.	368,195
20,200	Nippon Telegraph & Telephone Corp.	940,166
76,000	Nippon Yusen Kabushiki Kaisha	170,294
66,200	Nissan Motor Co. Ltd.	630,638
4,000	Nisshin Seifun Group, Inc.	47,939
35,000	Nisshin Steel Co. Ltd.	38,988
1,500	Nissin Foods Holdings Co. Ltd.	57,465
2,600	Nitto Denko Corp.	113,022
16,300	NKSJ Holdings, Inc.	314,521
2,900	NOK Corp.	56,106
86,100	Nomura Holdings, Inc.	306,476
2,700	Nomura Research Institute Ltd.	56,247

10,000	NSK Ltd.	$61,204
14,000	NTN Corp.	38,003
25	NTT Data Corp.	76,184
418	NTT DoCoMo, Inc.	702,732
23,000	Obayashi Corp.	105,134
7,000	Odakyu Electric Railway Co. Ltd.	72,061
24,000	OJI Paper Co. Ltd.	80,512
5,600	Olympus Corp.(a)	106,120
4,800	OMRON Corp.	96,738
1,300	Ono Pharmaceutical Co. Ltd.	82,228
500	Oriental Land Co. Ltd.	62,356
2,860	ORIX Corp.	273,549
46,000	Osaka Gas Co. Ltd.	189,065
6,800	Otsuka Holdings Co. Ltd.	207,657
107,500	Panasonic Corp.	751,536
38,700	Resona Holdings, Inc.	159,061
25,000	Ricoh Co. Ltd.(b)	173,175
2,700	Rohm Co. Ltd.	97,698
1,100	Sankyo Co. Ltd.	54,789
728	SBI Holdings, Inc.	49,869
2,600	Secom Co. Ltd.	121,178
4,400	Sega Sammy Holdings, Inc.	94,366
7,800	Seiko Epson Corp.(b)	62,819
6,000	Seino Holdings Co. Ltd.	40,794
10,000	Sekisui Chemical Co. Ltd.	85,531
15,000	Sekisui House Ltd.	144,430
18,500	Seven & I Holdings Co. Ltd.	588,636
50,000	Sharp Corp.	172,855
3,600	Shikoku Electric Power Co., Inc.	55,636
24,000	Shimizu Corp.	75,288
5,900	Shin-Etsu Chemical Co. Ltd.	300,666
72,000	Shinsei Bank Ltd.	82,049
4,900	Shionogi & Co. Ltd.	70,143
6,200	Shiseido Co. Ltd.	89,229
9,000	Shizuoka Bank Ltd. (The)	91,037
44,000	Showa Denko K.K.	80,000
9,700	Showa Shell Sekiyu K.K.	53,033
500	SMC Corp.	84,827
12,300	SoftBank Corp.	473,259
144,000	Sojitz Corp.	224,942
44,000	Sony Corp.	542,535
48,000	Sumitomo Chemical Co. Ltd.	134,597
28,200	Sumitomo Corp.	399,350
18,300	Sumitomo Electric Industries Ltd.	217,913
7,000	Sumitomo Forestry Co. Ltd.	60,679
13,000	Sumitomo Heavy Industries Ltd.	52,766
114,000	Sumitomo Metal Industries Ltd.	169,321
12,000	Sumitomo Metal Mining Co. Ltd.	129,680
37,000	Sumitomo Mitsui Financial Group, Inc.	1,178,694
34,000	Sumitomo Mitsui Trust Holdings, Inc.	98,387
7,000	Sumitomo Realty & Development Co. Ltd.	176,748
2,400	Suzuken Co. Ltd.	86,382
11,000	Suzuki Motor Corp.	202,958
14,400	T&D Holdings, Inc.	148,241
32,000	Taiheiyo Cement Corp.	70,883
36,000	Taisei Corp.	99,565
9,000	Taiyo Nippon Sanso Corp.	50,819
10,000	Takashimaya Co. Ltd.	73,367
12,900	Takeda Pharmaceutical Co. Ltd.	594,622
2,200	TDK Corp.	84,507
25,000	Teijin Ltd.	73,944
1,400	Terumo Corp.	57,721
17,000	Tobu Railway Co., Ltd.	92,292
10,000	Toho Gas Co. Ltd.	60,307
3,300	Toho Holdings Co. Ltd.	65,070
23,400	Tohoku Electric Power Co., Inc.(a)	151,606
13,200	Tokio Marine Holdings, Inc.	306,254
276,500	Tokyo Electric Power Co., Inc.(a)	463,784
1,900	Tokyo Electron Ltd.	89,405
51,000	Tokyo Gas Co. Ltd.	263,816
24,000	Tokyu Corp.	115,544
13,000	Tokyu Land Corp.	66,415
12,000	TonenGeneral Sekiyu K.K.	98,643
21,000	Toppan Printing Co. Ltd.	131,216
21,000	Toray Industries, Inc.	132,561
110,000	Toshiba Corp.	369,014
23,000	Tosoh Corp.	57,132
6,300	Toyo Seikan Kaisha Ltd.	74,858
43,000	Toyobo Co. Ltd.	54,507
3,200	Toyota Industries Corp.	86,085
61,200	Toyota Motor Corp.	2,366,504
9,300	Toyota Tsusho Corp.	173,735
23,000	Ube Industries Ltd.	50,653
8,400	UNY Co. Ltd.	76,149
5,000	West Japan Railway Co.	216,389
2,000	Yakult Honsha Co., Ltd.	77,593
3,030	Yamada Denki Co. Ltd.	158,095
6,000	Yamaguchi Financial Group, Inc.	50,858
6,000	Yamaha Corp.	58,310
8,100	Yamaha Motor Co. Ltd.	69,177
8,500	Yamato Holdings Co. Ltd.	140,070
8,000	Yokohama Rubber Co. Ltd. (The)	55,928
		45,818,417
	Jersey Island - 0.2%
42,626	Glencore International PLC	213,817
11,711	Informa PLC	67,890
7,396	Wolseley PLC	266,873
		548,580
	Luxembourg - 0.5%
4,824	APERAM	66,302
61,144	ArcelorMittal SA	983,819
5,508	SES FDR	132,751
7,271	Tenaris SA	141,751
		1,324,623
	Multinational - 0.0%
9,274	HKT Trust / HKT Ltd.	7,392

	Netherlands - 2.7%
134,135	Aegon NV	612,374
6,568	Akzo Nobel NV	355,140
2,557	ASML Holding NV	148,699
1,953	Corio NV REIT	86,540
3,128	CSM NV	46,825
8,191	Delta Lloyd NV	107,080
6,224	European Aeronautic Defence and Space Co. NV	224,283
1,160	Fugro NV CVA	76,073
2,957	Heineken Holding NV	136,090
4,213	Heineken NV	228,580
199,886	ING Groep NV CVA(a)	1,324,638
64,613	Koninklijke (Royal) KPN NV(b)	530,839
31,809	Koninklijke Ahold NV	387,630
16,521	Koninklijke BAM Groep NV	43,419
1,652	Koninklijke Boskalis Westminster NV	53,986

4,434	Koninklijke DSM NV	$218,592
32,509	Koninklijke Philips Electronics NV	715,852
881	Nutreco NV	63,320
40,872	PostNL NV	166,612
3,303	Randstad Holding NV	100,353
8,167	Reed Elsevier NV	96,014
1,854	Royal Imtech NV	47,390
4,417	SBM Offshore NV(a)	53,984
42,704	SNS REAAL NV(a)(b)	52,540
8,584	TNT Express NV	93,178
23,415	Unilever NV CVA	814,782
5,252	USG People NV	34,915
8,438	Wolters Kluwer NV	140,445
		6,960,173
	New Zealand - 0.1%
16,087	Fletcher Building Ltd.	79,798
90,848	Telecom Corp. of New Zealand Ltd.	196,188
		275,986
	Norway - 0.9%
5,095	Aker Solutions ASA	75,217
29,531	DnB ASA	311,752
4,900	Gjensidige Forsikring ASA	60,282
129,138	Marine Harvest ASA(a)	86,520
34,086	Norsk Hydro ASA	139,402
65,987	Norske Skogindustrier ASA(a)(b)	45,197
29,733	Orkla ASA	213,244
4,419	Petroleum Geo-Services ASA	65,310
35,928	Statoil ASA	859,510
18,093	Storebrand ASA(a)	69,333
14,606	Telenor ASA	248,164
3,062	Yara International ASA	145,436
		2,319,367
	Portugal - 0.3%
644,800	Banco Comercial Portugues SA, Class R(a)	74,646
87,502	Banco Espirito Santo SA(a)	53,881
22,922	Brisa Auto-Estradas de Portugal SA(a)	77,208
125,597	EDP-Energias de Portugal SA	286,775
4,155	Galp Energia SGPS SA	56,288
79,795	Portugal Telecom SGPS SA	339,037
		887,835
	Singapore - 1.0%
54,000	CapitaLand Ltd.	130,199
8,000	City Developments Ltd.	75,226
49,000	ComfortDelGro Corp. Ltd.	66,160
30,000	DBS Group Holdings Ltd.	355,395
18,000	Fraser & Neave Ltd.	118,336
127,000	Golden Agri-Resources Ltd.	75,532
2,000	Jardine Cycle & Carriage Ltd.	75,065
15,600	Keppel Corp. Ltd.	140,171
35,000	Oversea-Chinese Banking Corp. Ltd.	268,636
15,000	SembCorp Industries Ltd.	63,773
19,000	Singapore Airlines Ltd.	161,865
29,000	Singapore Press Holdings Ltd.	95,793
23,000	Singapore Technologies Engineering Ltd.	61,001
142,000	Singapore Telecommunications Ltd.	408,567
20,000	United Overseas Bank Ltd.	321,479
31,000	Wilmar International Ltd.	80,723
		2,497,921
	South Korea - 4.4%
797	Cheil Industries, Inc.	68,518
804	CJ Corp.	52,053
907	Daelim Industrial Co. Ltd.	70,274
1,760	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	38,917
2,063	Dongbu Insurance Co. Ltd.	76,636
3,310	Dongkuk Steel Mill Co. Ltd.	43,475
1,117	Doosan Corp.	130,903
1,137	Doosan Heavy Industries & Construction Co. Ltd.	61,042
923	GS Engineering & Construction Corp.	56,737
2,615	GS Holdings	132,991
6,400	Hana Financial Group, Inc.	204,630
1,610	Hankook Tire Co. Ltd.	59,380
6,890	Hanwha Corp.	176,421
205	Honam Petrochemical Corp.	43,244
1,898	Hyosung Corp.	90,147
396	Hyundai Department Store Co. Ltd.	44,657
2,970	Hyundai Development Co.	53,719
1,065	Hyundai Engineering & Construction Co. Ltd.	56,141
1,079	Hyundai Heavy Industries Co. Ltd.	230,950
1,980	Hyundai Marine & Fire Insurance Co. Ltd.	49,122
529	Hyundai Mipo Dockyard Co. Ltd.	55,444
683	Hyundai MOBIS	180,925
3,606	Hyundai Motor Co.	755,885
837	Hyundai Steel Co.	62,185
6,050	Industrial Bank of Korea	65,818
2,440	Kangwon Land, Inc.	50,284
8,498	KB Financial Group, Inc.	271,711
3,253	Kia Motors Corp.	224,707
14,330	Korea Electric Power Corp.(a)	320,662
13,360	Korea Exchange Bank(a)	99,258
1,890	Korea Gas Corp.	74,221
9,490	Korea Life Insurance Co. Ltd.	54,726
147	Korea Zinc Co. Ltd.	49,926
1,456	Korean Air Lines Co. Ltd.(a)	62,200
7,470	KT Corp.	213,075
1,379	KT&G Corp.	101,599
417	Kumho Petro Chemical Co. Ltd.	45,550
485	LG Chem Ltd.	134,695
5,315	LG Corp.	275,005
9,540	LG Display Co. Ltd.(a)	206,304
5,590	LG Electronics, Inc.	308,516
1,526	LG International Corp.	50,614
10,350	LG Uplus Corp.	60,418
244	Lotte Shopping Co. Ltd.	62,585
1,402	LS Corp.	110,114
285	OCI Co. Ltd.	50,667
2,306	POSCO	743,427
3,034	Samsung C&T Corp.	172,547
814	Samsung Electro-Mechanics Co. Ltd.	76,315
1,970	Samsung Electronics Co. Ltd.	2,280,800
923	Samsung Fire & Marine Insurance Co. Ltd.	173,069
3,550	Samsung Heavy Industries Co. Ltd.	122,925
1,344	Samsung Life Insurance Co. Ltd.	110,314
541	Samsung SDI Co. Ltd.	68,186
1,264	Samsung Securities Co. Ltd.	54,221
12,163	Shinhan Financial Group Co. Ltd.	389,431
506	Shinsegae Co. Ltd.	93,312
2,004	SK C&C Co. Ltd.	177,247
3,680	SK Holdings Co. Ltd.	504,500
6,070	SK Hynix, Inc.(a)	116,501
1,807	SK Innovation Co. Ltd.	248,525
1,637	SK Telecom Co. Ltd.	209,217

1,898	S-Oil Corp.	$161,493
7,780	STX Corp.	64,614
4,450	STX Offshore & Shipbuilding Co. Ltd.	39,556
16,220	Woori Finance Holdings Co. Ltd.	159,958
		11,653,209
	Spain - 3.6%
8,966	Abertis Infraestructuras SA	111,028
1,181	Acciona SA	51,619
7,492	Acerinox SA	74,857
10,487	ACS Actividades de Construccion y Servicios SA	165,961
3,379	Amadeus IT Holding SA, Class A	73,178
201,716	Banco Bilbao Vizcaya Argentaria SA	1,322,606
85,613	Banco de Sabadell SA	163,427
69,500	Banco Popular Espanol SA	130,871
447,309	Banco Santander SA	2,726,872
12,765	Bankinter SA	41,283
34,590	CaixaBank SA	113,484
20,680	Distribuidora Internacional de Alimentacion SA	102,383
3,639	Enagas SA	63,191
5,604	Endesa SA	90,273
14,280	Ferrovial SA	155,641
4,215	Fomento de Construcciones y Contratas SA	43,028
23,954	Gamesa Corp. Tecnologica SA	36,227
12,317	Gas Natural SDG SA	152,069
135,523	Iberdrola SA	492,365
5,924	Indra Sistemas SA	52,624
1,988	Industria de Diseno Textil SA (Inditex)	205,243
42,500	International Consolidated Airlines Group SA(a)	106,542
31,970	Mapfre SA	58,390
2,137	Obrascon Huarte Lain SA	42,109
52,514	Repsol SA	841,080
186,798	Telefonica SA	2,122,681
		9,539,032
	Sweden - 2.3%
3,350	Alfa Laval AB	58,225
3,748	Assa Abloy AB, Class B	113,945
5,525	Atlas Copco AB, Class A	124,674
3,426	Atlas Copco AB, Class B	68,882
6,273	Boliden AB	95,909
8,166	Electrolux AB, Series B	185,833
2,250	Getinge AB, Class B	64,493
6,062	Hennes & Mauritz AB, Class B	224,742
1,832	Holmen AB, Class B	49,300
9,943	Husqvarna AB, Class B	50,966
5,549	Industrivarden AB, Class A	78,750
2,410	Industrivarden AB, Class C	32,516
3,553	NCC AB, Class B	66,882
70,380	Nordea Bank AB	659,312
17,433	Sandvik AB	243,297
783	Scania AB, Class A	13,586
6,970	Scania AB, Class B	120,527
11,915	Securitas AB, Class B	97,227
52,108	Skandinaviska Enskilda Banken AB, Class A	384,143
13,788	Skanska AB, Class B	208,978
6,184	SKF AB, Class B	128,341
9,734	SSAB AB, Class A	80,290
3,364	SSAB AB, Class B	24,339
15,929	Svenska Cellulosa AB, Class B	271,695
12,591	Svenska Handelsbanken AB, Class A	438,793
15,934	Swedbank AB, Class A	278,352
1,593	Swedish Match AB	67,271
9,479	Tele2 AB, Class B	157,352
65,110	Telefonaktiebolaget LM Ericsson, Class B	608,025
49,060	TeliaSonera AB	325,542
5,092	Trelleborg AB, Class B	52,726
13,649	Volvo AB, Class A	169,779
29,958	Volvo AB, Class B	371,323
		5,916,015
	Switzerland - 4.9%
28,340	ABB Ltd.	496,230
4,096	Adecco SA	180,561
1,005	Aryzta AG	50,021
1,948	Baloise Holding AG	128,908
3,961	Cie Financiere Richemont SA	225,165
7,397	Clariant AG	78,334
44,892	Credit Suisse Group AG	766,724
5,132	GAM Holding AG	56,821
418	Geberit AG	82,276
110	Givaudan SA	107,186
210	Helvetia Holding AG	65,285
6,692	Holcim Ltd.	395,846
2,432	Julius Baer Group Ltd.	87,262
719	Kuehne + Nagel International AG	82,039
8	Lindt & Spruengli AG PC	24,809
1	Lindt & Spruengli AG, Registered Shares	35,881
1,360	Lonza Group AG	61,569
42,079	Nestle SA	2,590,439
32,984	Novartis AG	1,937,550
7,888	Roche Holding AG	1,401,395
267	Schindler Holding AG PC	31,286
300	Schindler Holding AG, Registered Shares	35,245
59	SGS SA	118,308
473	Sulzer AG	61,292
220	Swatch Group AG (The) PC	87,666
322	Swatch Group AG (The), Registered Shares	22,546
2,010	Swiss Life Holding AG	192,974
10,877	Swiss Re AG	684,099
455	Swisscom AG	182,569
930	Syngenta AG	318,152
9,823	Transocean Ltd.	468,064
71,020	UBS AG	749,188
4,651	Zurich Insurance Group AG	1,038,006
		12,843,696
	United Kingdom - 20.0%
24,727	3i Group PLC	80,740
3,103	Admiral Group PLC	53,091
1,414	Aggreko PLC	45,240
4,408	AMEC PLC	77,214
16,278	Amlin PLC	96,151
22,010	Anglo American PLC	655,220
4,915	Antofagasta PLC	82,553
7,154	Associated British Foods PLC	140,671
32,070	AstraZeneca PLC	1,500,634
188,271	Aviva PLC	860,170
4,678	Babcock International Group PLC	62,924
108,801	BAE Systems PLC	526,580
28,551	Balfour Beatty PLC	129,683
497,181	Barclays PLC	1,308,691
44,756	Barratt Developments PLC(a)	92,703
32,104	BG Group PLC	634,792
23,068	BHP Billiton PLC	675,511

712,872	BP PLC	$4,747,499
22,441	British American Tobacco PLC	1,194,579
20,165	British Land Co. PLC REIT	168,873
16,681	British Sky Broadcasting Group PLC	186,217
261,761	BT Group PLC	891,206
6,222	Bunzl PLC	108,600
2,510	Burberry Group PLC	49,316
208,581	Cable & Wireless Communications PLC	102,224
6,961	Capita PLC	77,545
12,754	Capital Shopping Centres Group PLC REIT	64,365
14,670	Carillion PLC	58,129
5,902	Carnival PLC	198,631
136,274	Centrica PLC	676,839
4,654	Close Brothers Group PLC	54,288
22,594	Cobham PLC	82,306
31,738	Compass Group PLC	340,879
5,952	Cookson Group PLC	51,384
68,505	Darty PLC	45,885
3,873	De La Rue PLC	61,956
44,031	Debenhams PLC	63,434
27,196	Diageo PLC	727,364
327,532	Dixons Retail PLC(a)	81,441
11,820	Drax Group PLC	88,023
18,490	DS Smith PLC	43,484
7,583	easyjet PLC	66,653
6,336	Eurasian Natural Resources Corp. PLC	39,014
8,645	Experian PLC	128,542
30,370	FirstGroup PLC	106,302
30,514	G4S PLC	118,519
28,726	GKN PLC	94,697
94,194	GlaxoSmithKline PLC	2,167,257
7,000	Greene King PLC	65,696
15,335	Hammerson PLC REIT	111,268
51,978	Hays PLC	61,283
27,499	Henderson Group PLC	42,073
11,017	Hiscox Ltd.	76,313
105,836	Home Retail Group PLC	128,513
494,457	HSBC Holdings PLC	4,136,202
15,800	ICAP PLC	78,821
4,420	IMI PLC	56,926
14,232	Imperial Tobacco Group PLC	552,784
17,755	Inchcape PLC	104,792
7,933	Inmarsat PLC	61,103
2,526	InterContinental Hotels Group PLC	62,413
11,641	Intermediate Capital Group PLC	47,403
15,927	Invensys PLC	60,115
15,491	Investec PLC	91,478
52,780	ITV PLC	62,435
89,407	J Sainsbury PLC	452,888
5,098	John Wood Group PLC	62,223
4,150	Johnson Matthey PLC	141,748
4,263	Kazakhmys PLC	47,089
64,160	Kingfisher PLC	268,203
25,358	Ladbrokes PLC	61,106
22,673	Land Securities Group PLC REIT	280,640
215,529	Legal & General Group PLC	430,556
1,802,962	Lloyds Banking Group PLC(a)	857,492
76,417	Logica PLC	125,357
4,282	Lonmin PLC	46,829
105,558	Man Group PLC	131,732
54,565	Marks & Spencer Group PLC	285,288
10,907	Meggitt PLC	65,537
20,172	Mitchells & Butlers PLC(a)	82,395
11,333	Mondi PLC	96,684
18,727	National Express Group PLC	61,881
82,941	National Grid PLC	860,931
2,747	Next PLC	138,546
162,250	Old Mutual PLC	400,894
14,574	Pearson PLC	273,101
6,268	Pennon Group PLC	75,423
8,832	Persimmon PLC	85,173
34,227	Premier Foods PLC(a)	38,611
59,178	Prudential PLC	707,454
8,205	Reckitt Benckiser Group PLC	450,845
13,156	Reed Elsevier PLC	110,897
58,260	Rentokil Initial PLC	65,768
22,904	Rexam PLC	155,925
18,346	Rio Tinto PLC	846,956
21,481	Rolls-Royce Holdings PLC	286,248
101,245	Royal Bank of Scotland Group PLC(a)	338,993
109,559	Royal Dutch Shell PLC, Class A	3,730,105
81,748	Royal Dutch Shell PLC, Class B	2,881,220
143,569	RSA Insurance Group PLC	244,964
12,015	SABMiller PLC	519,008
17,707	Sage Group PLC (The)	79,762
2,056	Schroders PLC	41,330
726	Schroders PLC NVTG	11,978
22,444	Segro PLC REIT	83,236
8,348	Serco Group PLC	75,404
5,443	Severn Trent PLC	147,109
2,083	Shire PLC	60,312
32,486	SIG PLC	47,845
10,821	Smith & Nephew PLC	110,797
7,158	Smiths Group PLC	119,666
29,332	SSE PLC	603,420
14,500	Stagecoach Group PLC	64,157
35,930	Standard Chartered PLC	824,442
70,753	Standard Life PLC	268,160
9,537	Tate & Lyle PLC	98,621
122,757	Taylor Wimpey PLC	84,916
271,037	Tesco PLC	1,350,845
126,558	Thomas Cook Group PLC	33,214
5,133	Travis Perkins PLC	81,148
42,824	TUI Travel PLC	122,585
3,209	Tullow Oil PLC	64,859
8,625	UBM PLC	86,555
17,502	Unilever PLC	628,241
22,368	United Utilities Group PLC	239,365
4,645	Vedanta Resources PLC	71,031
1,494,211	Vodafone Group PLC	4,274,900
1,553	Weir Group PLC (The)	40,270
2,901	Whitbread PLC	97,087
17,708	William Hill PLC	87,119
75,733	William Morrison Supermarkets PLC	329,040
25,058	WPP PLC	317,228
34,525	Xstrata PLC	458,769
		52,419,758
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $311,367,288)-100.0%	262,240,799

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.2%
3.293,065	Invesco Liquid Assets Portfolio - Institutional Class (Cost $3,293,065)(c)(d)	$3,293,065

	Total Investments (Cost $314,660,353) (e)-101.2%	265,533,864
	Liabilities in excess of other assets-(1.2)%	(3,231,567)
	Net Assets-100.0%	$262,302,297

Investment Abbreviations:

CVA - Dutch Certficates

FDR - Fiduciary Depositary Receipts

PC - Participation Certificates

PPS - Price Protected Shares

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $321,989,619. The net unrealized depreciation was $56,455,755 which consisted of aggregate gross unrealized appreciation of $14,128,748 and aggregate gross unrealized depreciation of $70,584,503.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 5.1%
10,933	Abacus Property Group REIT	$22,838
16,738	Adelaide Brighton Ltd.	59,184
46,103	Alumina Ltd.	32,991
2,605	Ansell Ltd.	36,378
17,818	APA Group	91,879
23,535	APN News & Media Ltd.	13,250
18,635	Ardent Leisure Group REIT	25,886
19,906	Aristocrat Leisure Ltd.	49,437
5,129	Ausdrill Ltd.	18,028
17,193	Australand Property Group REIT	51,203
18,110	AWE Ltd.	28,206
12,845	Bank of Queensland Ltd.	103,408
24,036	Beach Energy Ltd.	27,824
31,016	Billabong International Ltd.	44,227
11,904	Boart Longyear Group	28,687
3,708	Bradken Ltd.	19,433
10,450	BWP Trust REIT	21,719
3,678	Cabcharge Australia Ltd.	21,714
841	Campbell Brothers Ltd.(a)	41,508
2,312	Cardno Ltd.	20,316
9,846	Centro Retail Australia REIT	21,241
15,768	Challenger Ltd.	55,588
10,885	Charter Hall Retail REIT	39,634
764	Cochlear Ltd.	53,015
66,760	Commonwealth Property Office Fund REIT	75,173
28,401	David Jones Ltd.	72,926
12,609	Echo Entertainment Group Ltd.	55,465
66,596	Elders Ltd.(a)	16,119
25,489	Emeco Holdings Ltd.	20,386
14,045	Energy Resources of Australia Ltd.(a)	20,545
38,218	Envestra Ltd.	34,588
64,902	Fairfax Media Ltd.	35,857
46,234	FKP Property Group	18,245
1,435	Fleetwood Corp. Ltd.	19,767
1,640	Flight Centre Ltd.	36,640
4,779	Fortescue Metals Group Ltd.	20,771
4,967	GrainCorp Ltd.	48,141
3,077	GUD Holdings Ltd.	27,621
83,310	Gunns Ltd.(a)	—
14,164	GWA International Ltd.	31,302
39,486	Harvey Norman Holdings Ltd.	83,106
2,556	Iluka Resources Ltd.	25,580
21,128	Investa Office Fund REIT	64,701
1,860	Invocare Ltd.	17,460
5,390	IOOF Holdings Ltd.	35,451
2,640	Iress Ltd.	18,614
3,205	JB Hi-Fi Ltd.	29,815
51,238	Kagara Ltd.(a)	—
27,601	Macmahon Holdings Ltd.	17,573
15,653	Mirabela Nickel Ltd.(a)	4,365
1,388	Monadelphous Group Ltd.	31,784
21,042	Mount Gibson Iron Ltd.	21,147
31,503	Myer Holdings Ltd.	60,669
5,045	Navitas Ltd.	20,599
4,244	New Hope Corp. Ltd.	18,177
10,386	Nufarm Ltd.	59,785
83,855	Pacific Brands Ltd.	45,887
10,621	Paladin Energy Ltd.(a)	13,077
6,112	PanAust Ltd.(a)	15,308
12,482	Panoramic Resources Ltd.	7,816
2,150	Perpetual Ltd.	54,098
4,151	Platinum Asset Management Ltd.	15,857
3,014	Premier Investments Ltd.	15,510
22,780	Primary Health Care Ltd.	72,397
2,930	Ramsay Health Care Ltd.	73,138
3,404	Seek Ltd.	21,816
2,893	Seven Group Holdings Ltd.	22,103
3,583	Seven West Media Ltd.	5,863
122,001	Sigma Pharmaceuticals Ltd.	77,675
66,427	SP Ausnet	73,749
23,470	Spark Infrastructure Group(b)	40,259
48,079	Ten Network Holdings Ltd.	24,033
22,948	Transfield Services Ltd.	44,556
59,473	Transpacific Industries Group Ltd.(a)	48,504
12,632	Treasury Wine Estates Ltd.	58,756
6,818	UGL Ltd.	93,561
225,954	Virgin Australia Holdings Ltd.(a)	48,151
6,977	Westfield Retail Trust REIT	22,394
2,704	Whitehaven Coal Ltd.	10,443
		2,874,917
	Austria - 0.8%
1,921	Andritz AG	105,409
4,925	CA Immobilien Anlagen AG	48,826
3,519	Conwert Immobilien Invest SE	39,780
331	Mayr-Melnhof Karton AG	29,179
2,227	Oesterreichische Post AG	71,049
1,930	RHI AG	42,784
208	Schoeller-Bleckmann Oilfield Equipment AG	17,524
2,023	Strabag SE	45,767
2,524	Verbund AG	48,414
		448,732
	Belgium - 1.0%
743	Ackermans & van Haaren NV	57,025
23,490	AGFA Gevaert NV(a)	36,161
411	Barco NV	23,689
752	Befimmo SCA Sicafi REIT	44,982
340	Cie d’Entreprises CFE	17,771
521	Cofinimmo REIT	56,625
2,696	Euronav SA(a)	17,265
334	EVS Broadcast Equipment SA	15,795
516	Gimv NV	22,591
1,313	Mobistar SA	40,547
7,743	Nyrstar	37,304
657	Sofina SA	48,653
1,814	Telenet Group Holding NV	80,090
1,800	Tessenderlo Chemie NV	47,262
309	Warehouses De Pauw SCA REIT	15,603
		561,363

	Bermuda - 0.4%
23,428	Aquarius Platinum Ltd.	$14,198
22,998	BW Offshore Ltd.	21,220
61,000	C C Land Holdings Ltd.	13,138
48,000	China Green (Holdings) Ltd.	10,772
41,000	China Yurun Food Group Ltd.	24,641
895	Dockwise Ltd.(a)	15,325
49,139	Golden Ocean Group Ltd.	36,762
25,000	Huabao International Holdings Ltd.	11,188
6,000	Luk Fook Holdings (International) Ltd.	14,548
36,000	Midland Holdings Ltd.	19,315
268,000	Mongolia Energy Co. Ltd.(a)	10,542
13,500	Ports Design Ltd.	13,285
84,000	Skyworth Digital Holdings Ltd.	32,501
		237,435
	Canada - 10.0%
22,435	Advantage Oil & Gas Ltd.(a)	87,967
2,915	Aecon Group, Inc.	35,016
4,941	AGF Management Ltd., Class B	58,663
7,543	Aimia, Inc.	100,393
801	Allied Properties Real Estate Investment Trust REIT	23,975
2,970	Altagas Ltd.	92,451
1,596	Artis Real Estate Investment Trust REIT	26,895
1,475	Astral Media, Inc., Class A	72,374
3,629	Athabasca Oil Sands Corp.(a)	44,498
2,744	Atlantic Power Corp.	37,780
2,067	AuRico Gold, Inc.(a)	13,425
882	Bell Aliant, Inc.	21,955
1,826	Birchcliff Energy Ltd.(a)	12,698
853	Boardwalk REIT	54,467
302	Bonterra Energy Corp.	14,095
6,303	CAE, Inc.	63,577
533	Calfrac Well Services Ltd.	12,603
2,881	Calloway REIT	84,938
3,558	Canaccord Financial, Inc.	16,329
1,540	Canadian REIT	64,747
2,028	Canadian Apartment Properties REIT	49,754
1,486	Canadian Western Bank	38,948
5,112	Canfor Corp.(a)	60,438
2,393	Capital Power Corp.	51,379
5,140	Capstone Mining Corp.(a)	11,538
4,102	Cascades, Inc.	19,481
435	Catamaran Corp.(a)	36,968
1,012	CCL Industries, Inc., Class B	34,985
983	Celtic Exploration Ltd.(a)	17,173
1,668	Centerra Gold, Inc.	11,999
5,526	Chartwell Seniors Housing REIT	55,354
1,725	Cineplex, Inc.	51,631
5,280	CML Healthcare, Inc.	49,413
842	Cogeco Cable, Inc.	30,394
1,899	Cominar REIT	46,589
2,532	Corus Entertainment, Inc., Class B	57,319
7,453	Cott Corp.(a)	63,205
1,619	Crew Energy, Inc.(a)	11,178
2,905	Davis & Henderson Corp.	52,895
9,830	Denison Mines Corp.(a)	13,240
649	Detour Gold Corp.(a)	14,401
1,100	Dollarama, Inc.	68,592
1,707	Dorel Industries, Inc., Class B	47,516
1,227	Dundee REIT	47,045
2,367	Dundee Corp., Class A(a)	51,506
1,618	Dundee Precious Metals, Inc.(a)	12,608
44,090	Eastern Platinum Ltd.(a)	8,578
5,575	Eldorado Gold Corp.	60,350
4,964	Ensign Energy Services, Inc.	73,150
6,257	Extendicare	47,881
10,878	Fairborne Energy Ltd.(a)	20,078
1,638	First Capital Realty, Inc.	30,348
1,051	FirstService Corp.(a)	28,134
1,119	Franco-Nevada Corp.	54,638
2,361	Genworth MI Canada, Inc.	39,998
2,736	Gibson Energy, Inc.	56,642
2,385	Gildan Activewear, Inc.	67,293
5,038	GMP Capital, Inc.	24,278
10,040	Golden Star Resources Ltd.(a)	11,720
2,639	Great Canadian Gaming Corp.(a)	25,882
2,297	Harry Winston Diamond Corp.(a)	29,792
705	Home Capital Group, Inc.	31,905
6,511	HudBay Minerals, Inc.	55,022
5,593	IAMGOLD Corp.	62,498
999	Imperial Metals Corp.(a)	8,382
1,354	Inmet Mining Corp.	53,887
7,956	InnVest REIT	41,117
933	Ivanhoe Mines Ltd.(a)	7,866
3,371	Jean Coutu Group (PJC), Inc. (The), Class A	48,397
6,474	Just Energy Group, Inc.	71,696
2,078	Keyera Corp.	93,855
13,304	Lake Shore Gold Corp.(a)	13,672
1,161	Laurentian Bank of Canada	55,079
2,543	Legacy Oil & Gas, Inc.(a)	16,415
2,671	Linamar Corp.	53,857
16,823	Lundin Mining Corp.(a)	72,005
830	MacDonald Dettwiler & Associates Ltd.	45,504
1,086	Major Drilling Group International	11,019
2,300	Manitoba Telecom Services, Inc.	78,204
4,990	Maple Leaf Foods, Inc.	49,785
4,099	Martinrea International, Inc.(a)	33,535
1,601	MEG Energy Corp.(a)	65,171
1,578	Morguard REIT	28,575
3,681	Mullen Group Ltd.	80,796
4,426	New Gold, Inc.(a)	45,086
748	Niko Resources Ltd.	12,844
1,932	Norbord, Inc.(a)	26,928
1,584	Nordion, Inc.	14,966
2,361	North West Co., Inc. (The)	50,810
2,495	Northland Power, Inc.	45,977
6,807	Nuvista Energy Ltd.(a)	30,697
9,541	OceanaGold Corp.(a)	20,085
795	Open Text Corp.(a)	35,939
2,757	Osisko Mining Corp.(a)	23,573
2,075	Pacific Rubiales Energy Corp.	46,974
1,650	Pan American Silver Corp.	24,710
1,104	Pason Systems, Inc.	16,015
3,144	PetroBakken Energy Ltd., Class A	39,053
5,210	Petrobank Energy & Resources Ltd.(a)	60,557
1,757	Petrominerales Ltd.	16,268
3,240	Peyto Exploration & Development Corp.	69,177
2,096	Primaris Retail REIT	50,209
8,263	Progress Energy Resources Corp.	187,634
4,635	Progressive Waste Solutions Ltd.	92,950
2,613	Reitmans (Canada) Ltd., Class A	31,284
1,536	Ritchie Bros Auctioneers, Inc.	32,504
9,562	RONA, Inc.	128,791

3,143	Russel Metals, Inc.	$80,872
2,989	Savanna Energy Services Corp.	22,545
2,881	SEMAFO, Inc.	9,083
1,178	ShawCor Ltd., Class A	41,617
2,253	Sierra Wireless, Inc.(a)	21,242
1,298	Silver Standard Resources, Inc.(a)	16,589
1,673	Silver Wheaton Corp.	46,136
2,029	Silvercorp Metals, Inc.	10,810
1,401	Stantec, Inc.	40,270
742	Tahoe Resources, Inc.(a)	11,223
4,309	Taseko Mines Ltd.(a)	10,920
8,197	Thompson Creek Metals Co., Inc.(a)	22,899
1,771	TMX Group, Inc.	87,463
2,922	Toromont Industries Ltd.	60,784
1,710	Torstar Corp., Class B	15,525
1,563	Tourmaline Oil Corp.(a)	45,301
3,646	Transcontinental, Inc., Class A	35,358
4,314	TransForce, Inc.	76,527
2,477	Trican Well Service Ltd.	29,755
900	Trilogy Energy Corp.	21,811
7,433	Trinidad Drilling Ltd.	43,161
9,456	Uranium One, Inc.(a)	21,605
5,963	Veresen, Inc.	76,568
1,170	West Fraser Timber Co. Ltd.	61,984
		5,614,478
	Cayman Islands - 1.2%
10,000	AAC Technologies Holdings, Inc.	29,212
23,000	Anta Sports Products Ltd.	12,904
88,000	Bosideng International Holdings Ltd.	23,039
52,000	China Rongsheng Heavy Industries Group Holdings Ltd.	7,176
46,000	China Shanshui Cement Group Ltd.	26,163
103,200	China Zhongwang Holdings Ltd.(a)	37,667
1,040,000	CST Mining Group Ltd.(a)	15,559
12,000	ENN Energy Holdings Ltd.	46,043
80,000	Evergrande Real Estate Group Ltd.	37,350
106,000	GCL-Poly Energy Holdings Ltd.	15,722
55,000	Geely Automobile Holdings Ltd.	18,301
127,000	Glorious Property Holdings Ltd.(a)	19,000
15,000	Haitian International Holdings Ltd.	14,471
48,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	23,339
58,000	Ju Teng International Holdings Ltd.	16,606
99,000	Kaisa Group Holdings Ltd.(a)	18,003
40,000	KWG Property Holding Ltd.	22,183
31,000	Li Ning Co. Ltd.	15,993
11,000	Longfor Properties Co. Ltd.	16,230
39,000	Lonking Holdings Ltd.	7,193
20,000	Minth Group Ltd.	20,506
4,099	Phoenix Group Holdings	31,174
266,000	Renhe Commercial Holdings Co. Ltd.(a)	10,978
16,000	Sands China Ltd.	47,358
24,000	Value Partners Group Ltd.	11,050
73,000	Want Want China Holdings Ltd.	88,689
10,800	Wynn Macau Ltd.	23,038
		654,947
	China - 1.2%
45,405	Agile Property Holdings Ltd.	54,051
51,000	BYD Electronic International Co. Ltd.	10,129
221,000	China Dongxiang Group Co.	17,387
74,000	China High Speed Transmission Equipment Group Co. Ltd.(a)	19,947
93,174	Country Garden Holdings Co.(a)	35,329
100,000	Fosun International Ltd.	48,106
44,500	Greentown China Holdings Ltd.	47,004
37,000	Hidili Industry International Development Ltd.	8,542
51,000	Kingboard Laminates Holdings Ltd.	19,272
36,000	Nine Dragons Paper Holdings Ltd.	16,947
1,663,000	Semiconductor Manufacturing International Corp.(a)	61,127
56,000	Shimao Property Holdings Ltd.	80,458
133,150	Shui On Land Ltd.	54,952
74,500	Soho China Ltd.	55,440
2,800	Tencent Holdings Ltd.	83,708
38,000	Yangzijiang Shipbuilding Holdings Ltd.	30,388
21,000	Yanlord Land Group Ltd.(a)	20,506
		663,293
	Cyprus - 0.1%
11,940	Songa Offshore SE(a)	28,743

	Denmark - 1.1%
319	Coloplast A/S, Class B	60,557
889	D/S Norden A/S	21,849
684	East Asiatic Co. Ltd. A/S	16,188
4,646	GN Store Nord A/S	55,632
2,022	H. Lundbeck A/S	40,158
1,040	NKT Holding A/S	33,048
3,269	Novozymes A/S, Class B	80,776
2,268	Pandora A/S	21,808
349	Rockwool International A/S, Class B	30,729
174	Simcorp A/S	28,423
365	Solar A/S, Class B	18,727
3,940	Sydbank A/S(a)	63,970
441	Topdanmark A/S(a)	75,031
1,257	Trygvesta A/S	71,503
208	William Demant Holding(a)	19,674
		638,073
	Finland - 1.5%
5,137	Amer Sports Oyj, Class A	58,425
1,745	Cargotec Corp., Class B	38,146
6,998	Citycon Oyj	21,287
1,543	Cramo Oyj	18,433
5,124	Huhtamaki Oyj	77,114
4,324	Kemira Oyj	54,317
2,607	Konecranes Oyj	67,841
23,453	Metsa Board Oyj(a)	60,367
6,618	Oriola-KD Oyj, Class B	15,649
4,335	Orion Oyj, Class B	86,702
1,489	Outotec Oyj	68,473
3,375	Ramirent Oyj	26,020
4,660	Sanoma Oyj	40,173
13,119	Sponda Oyj	52,832
1,647	Stockmann Oyj Abp, Class B	30,060
4,649	Tieto Oyj	77,695
1,158	Tikkurila Oyj	19,980
4,554	Uponor Oyj	47,279
		860,793
	France - 3.7%
1,057	Aeroports de Paris	82,114
795	Alten Ltd.	22,470
7,377	Altran Technologies SA(a)	34,614
848	Assystem	15,561
1,468	Beneteau SA	14,015

467	bioMerieux	$39,742
167	Bollore	37,278
2,489	Bourbon SA	66,089
6,302	Bull(a)	18,239
920	Bureau Veritas SA	81,442
1,309	CFAO SA	62,017
502	Ciments Francais SA	27,821
1,974	Club Mediterranee SA(a)	32,358
744	Dassault Systemes SA	73,668
16,626	Derichebourg SA	36,078
2,452	Edenred	64,834
2,402	Etablissements Maurel et Prom	37,036
635	Euler Hermes SA	39,680
3,982	Euro Disney SCA(a)	19,616
222	Faiveley Transport	12,905
405	FFP	13,080
991	Gecina SA REIT	91,169
2,023	Groupe Steria SCA	25,898
17,043	Havas SA	83,265
210	Hermes International	57,324
328	Iliad SA	45,262
391	Ingenico	20,971
701	Ipsen SA	16,610
969	Ipsos	28,199
1,595	JC Decaux SA	32,313
710	Manitou BF SA	11,892
2,125	Medica SA	35,579
1,023	Mercialys SA REIT	20,227
1,082	Mersen	27,437
2,755	Nexity	65,483
1,007	Orpea	37,577
1,465	Plastic Omnium SA	39,828
388	Remy Cointreau SA	45,873
1,066	Rubis	56,189
739	SA des Ciments Vicat	31,190
1,109	Saft Groupe SA	25,199
836	SEB SA	55,597
1,550	Sechilienne-Sidec	19,853
9,396	Sequana(a)	17,739
978	Societe BIC SA	99,368
386	Societe de La Tour Eiffel REIT	20,727
3,013	Societe d’Edition de Canal Plus	17,069
455	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	44,828
3,921	SOITEC(a)	10,812
3,311	Teleperformance	81,757
9,190	UbiSoft Entertainment SA(a)	63,607
165	Vilmorin & Cie	18,612
134	Virbac SA	23,583
		2,101,694
	Germany - 3.7%
2,950	Aareal Bank AG(a)	49,046
2,211	Aixtron SE	29,217
2,265	Alstria Office AG REIT	25,236
2,035	Axel Springer AG	91,176
1,109	Bauer AG	25,950
1,471	BayWa AG	54,846
852	Bechtle AG	32,528
1,336	Comdirect Bank AG	11,978
1,635	Deutsche Euroshop AG	60,176
2,613	Deutsche Wohnen AG	43,669
5,761	Deutz AG(a)	21,540
2,635	DIC Asset AG	22,067
263	Draegerwerk AG & Co. KGaA (Preference)	25,798
249	Duerr AG	16,658
685	ElringKlinger AG	19,040
303	Fielmann AG	27,215
1,448	Fraport AG	82,343
715	Fuchs Petrolub AG	36,024
552	Fuchs Petrolub AG (Preference)	29,507
585	Gerry Weber International AG	24,121
328	GFK SE	15,431
3,004	Gildemeister AG	45,579
1,252	H&R Wasag AG	18,873
995	Hamburger Hafen und Logistik AG	22,112
41,247	Heidelberger Druckmaschinen AG(a)	52,931
268	Hugo Boss AG	27,074
523	Indus Holding AG	12,270
14,037	IVG Immobilien AG(a)	32,656
2,352	Jenoptik AG	15,940
970	Jungheinrich AG (Preference)	25,565
1,611	Kabel Deutschland Holding AG(a)	101,205
3,828	Kloeckner & Co. SE(a)	33,382
2,910	Kontron AG	14,274
622	Krones AG	29,163
29	KSB AG (Preference)	13,572
1,288	KUKA AG(a)	29,337
1,472	Leoni AG	54,857
1,220	MTU Aero Engines Holding AG	91,922
6,019	Nordex SE(a)	22,609
265	Pfeiffer Vacuum Technology AG	26,233
34,323	Praktiker AG(a)	55,670
141	Puma SE	39,592
697	Rheinmetall AG	34,954
2,963	Rhoen Klinikum AG	63,859
1,321	SGL Carbon SE	53,671
820	Sixt AG	14,673
943	Sixt AG (Preference)	14,598
7,930	Sky Deutschland AG(a)	24,318
398	SMA Solar Technology AG	12,254
1,295	Software AG	42,359
11,637	Solarworld AG	17,055
2,920	Stada Arzneimittel AG	92,636
2,829	Suedzucker AG	97,763
1,906	United Internet AG	33,813
435	Vossloh AG	38,417
823	Wacker Chemie AG	53,709
		2,102,461
	Gibraltar - 0.0%
6,109	Bwin.Party Digital Entertainment PLC	9,840

	Greece - 0.3%
4,951	Hellenic Exchanges SA Holding Clearing Settlement and Registry	15,121
2,625	Hellenic Petroleum SA	17,199
57,012	Marfin Investment Group SA(a)	12,779
6,399	Motor Oil (Hellas) Corinth Refineries SA	37,827
10,766	Mytilineos Holdings SA(a)	28,109
1,459	Titan Cement Co. SA(a)	23,359
16,568	TT Hellenic Postbank SA(a)	5,672
		140,066
	Hong Kong - 2.9%
3,512	ASM Pacific Technology Ltd.	45,159
10,935	Cafe de Coral Holdings Ltd.	31,450

107,213	Champion REIT	$47,151
68,000	China Gas Holdings Ltd.	35,957
23,134	China Mengniu Dairy Co. Ltd.	68,922
117,799	China Travel International Investment Hong Kong Ltd.	21,574
17,298	Dah Sing Banking Group Ltd.	15,974
8,927	Dah Sing Financial Holdings Ltd.	28,610
33,710	Digital China Holdings Ltd.	52,606
112,000	Foxconn International Holdings Ltd.(a)	33,512
34,000	Fufeng Group Ltd.	10,743
7,000	Galaxy Entertainment Group Ltd.(a)	16,882
41,315	Giordano International Ltd.	28,880
118,490	Global Bio-Chem Technology Group Co. Ltd.	13,754
23,000	Great Eagle Holdings Ltd.	58,318
8,888	Hengan International Group Co. Ltd.	84,368
30,604	Hopewell Highway Infrastructure Ltd.	14,644
17,715	Hopewell Holdings Ltd.	51,635
50,206	Hopson Development Holdings Ltd.(a)	32,311
21,000	Hysan Development Co. Ltd.	88,836
66,083	Johnson Electric Holdings Ltd.	38,779
48,000	K Wah International Holdings Ltd.	17,581
23,313	Kowloon Development Co. Ltd.	22,761
1,126,000	Lai Sun Development(a)	20,331
60,000	Lee & Man Paper Manufacturing Ltd.	24,608
8,000	Lifestyle International Holdings Ltd.	18,407
113,200	New World China Land Ltd.	43,507
30,000	NWS Holdings Ltd.	45,888
32,000	Shangri-La Asia Ltd.	63,144
86,000	Shougang Fushan Resources Group Ltd.	23,403
94,174	Shun Tak Holdings Ltd.	32,794
68,000	Singamas Container Holdings Ltd.	14,207
33,000	SJM Holdings Ltd.	59,074
8,000	SmarTone Telecommunications Holding Ltd.	16,921
49,818	Techtronic Industries Co.	67,464
9,025	Television Broadcasts Ltd.	64,717
26,857	Texwinca Holdings Ltd.	25,355
28,000	Tingyi (Cayman Islands) Holding Corp.	69,480
114,000	TPV Technology Ltd.	21,172
7,770	VTech Holdings Ltd.	91,442
6,925	Wing Hang Bank Ltd.	63,635
60,000	Xinyi Glass Holdings Co. Ltd.	30,334
		1,656,290
	Ireland - 0.5%
13,383	C&C Group PLC	58,840
1,427	Elan Corp. PLC(a)	16,819
4,245	Glanbia PLC	31,890
6,536	Grafton Group PLC	22,377
6,519	James Hardie Industries SE CDI	57,421
6,129	Kingspan Group PLC	49,063
479	Paddy Power PLC	32,327
5,204	United Drug PLC	13,446
		282,183
	Isle of Man - 0.0%
3,160	Lamprell PLC	3,911

	Israel - 0.9%
1,183	Azrieli Group	25,230
6,300	Clal Industries Ltd.	17,546
2,104	Clal Insurance Enterprise Holdings Ltd.	17,865
1,123	Elbit Systems Ltd.	36,292
1,794	First International Bank of Israel Ltd.(a)	17,375
3,063	Gazit-Globe Ltd.	28,582
611	Harel Insurance Investments & Financial Services Ltd.(a)	14,768
71,347	Israel Discount Bank Ltd., Class A(a)	66,558
15,183	Migdal Insurance & Financial Holding Ltd.	14,023
6,106	Mizrahi Tefahot Bank Ltd.(a)	45,808
1,126	NICE Systems Ltd.(a)	40,147
135,386	Oil Refineries Ltd.(a)	62,266
1,102	Osem Investments Ltd.	13,690
12,339	Partner Communications Co. Ltd.	40,248
239	Paz Oil Co. Ltd.	24,892
8,135	Shufersal Ltd.	17,638
1,762	Strauss Group Ltd.(a)	15,726
		498,654
	Italy - 2.6%
4,322	ACEA SpA	23,154
3,979	Ansaldo STS SpA	30,554
16,370	Arnoldo Mondadori Editore SpA(a)	18,427
3,460	Astaldi SpA	20,198
8,698	Autogrill SpA	70,485
3,739	Autostrada Torino-Milano SpA	24,359
2,357	Azimut Holding SpA	22,584
52,878	Banca Carige SpA	40,506
9,275	Banca Piccolo Credito Valtellinese Scarl	12,154
80,645	Beni Stabili SpA REIT	36,937
1,843	Brembo SpA	19,043
36,804	CIR-Compagnie Industriali Riunite SpA	37,167
7,755	Credito Emiliano SpA	26,360
780	Danieli & C. Officine Meccaniche SpA	16,474
1,959	Danieli & C. Officine Meccaniche SpA RSP	21,376
5,470	Davide Campari-Milano SpA	37,792
5,123	De’Longhi SpA	56,783
52,190	Edison SpA(a)	57,172
7,867	ERG SpA	55,419
5,786	Geox SpA	13,368
16,101	Gruppo Editoriale L’Espresso SpA	12,631
36,565	Hera SpA	44,851
21,941	Impregilo SpA	82,902
6,834	Indesit Co. SpA	24,542
1,857	Interpump Group SpA	12,864
62,881	Iren SpA	22,148
278	Italmobiliare SpA(a)	3,701
634	Italmobiliare SpA RSP(a)	4,861
3,229	Lottomatica SpA	63,507
25,130	Maire Tecnimont SpA(a)	17,981
1,936	Marr SpA	17,536
13,339	Mediolanum SpA	44,387
123,556	Milano Assicurazioni SpA(a)	41,069
22,567	Parmalat SpA	42,661
11,012	Piaggio & C. SpA	26,446
8,019	Pirelli & C. SpA	81,377
4,394	Recordati SpA	29,682
6,528	Safilo Group SpA(a)	42,047
63,798	Saras SpA(a)	70,281
759	Societa’ Cattolica di Assicurazioni Scarl(a)	9,254
4,057	Societa Iniziative Autostradali e Servizi SpA	27,455
15,065	Sorin SpA(a)	31,615
252	Tod’s SpA	23,230
2,716	Trevi Finanziaria SpA	14,624
		1,431,964
	Japan - 33.9%
19,000	77 Bank Ltd. (The)	72,010

500	ABC-Mart, Inc.	$20,230
54	Accordia Golf Co. Ltd.	35,539
2,180	Acom Co. Ltd.(a)	45,861
5,200	ADEKA Corp.	44,143
1,200	Aderans Co. Ltd.(a)	14,581
3,700	Advantest Corp.	47,754
4,400	AEON Credit Service Co. Ltd.	84,620
800	AEON Delight Co. Ltd.	18,540
2,300	AEON Mall Co. Ltd.	55,512
2,200	Aica Kogyo Co. Ltd.	34,197
5,000	Aichi Steel Corp.	19,142
2,500	Aida Engineering Ltd.	15,045
46,300	Aiful Corp.(a)	79,439
400	Ain Pharmaciez, Inc.	25,122
7,000	Air Water, Inc.	84,789
6,300	Akebono Brake Industry Co. Ltd.	27,830
1,100	Alpen Co. Ltd.	20,817
2,100	Alpine Electronics, Inc.	22,291
10,400	Alps Electric Co. Ltd.	62,853
2,700	Amano Corp.	21,814
2,000	Anritsu Corp.	24,968
6,400	AOC Holdings, Inc.	21,142
1,700	AOKI Holdings, Inc.	37,983
4,000	Aoyama Trading Co. Ltd.	78,361
14,000	Aozora Bank Ltd.	32,446
1,100	ARC Land Sakamoto Co. Ltd.	16,634
2,300	Arcs Co. Ltd.	50,712
1,300	Asahi Diamond Industrial Co. Ltd.	15,147
900	Asahi Holdings, Inc.	15,592
1,900	Asatsu-DK, Inc.	54,762
4,400	ASICS Corp.	51,944
1,300	Autobacs Seven Co. Ltd.	64,168
1,300	Avex Group Holdings, Inc.	19,791
7,000	Awa Bank Ltd. (The)	43,201
2,800	Azbil Corp.	57,111
400	Bank of Iwate Ltd. (The)	16,901
6,000	Bank of Nagoya Ltd. (The)	18,284
1,200	Bank of The Ryukyus Ltd.	14,766
2,050	Belluna Co. Ltd.	16,536
67	BIC Camera, Inc.	35,773
500	Calbee, Inc.	34,955
7,000	Calsonic Kansei Corp.	34,507
700	Canon Electronics, Inc.	14,654
7,100	Canon Marketing Japan, Inc.	96,273
1,500	Capcom Co. Ltd.	30,711
1,000	Cawachi Ltd.	20,307
11,000	Central Glass Co. Ltd.	40,986
1,400	Century Tokyo Leasing Corp.	24,487
1,300	Chiyoda Co. Ltd.	31,393
6,000	Chiyoda Corp.	78,899
14,000	Chori Co. Ltd.	17,746
4,000	Chugoku Marine Paints Ltd.	19,667
13,500	Citizen Holdings Co. Ltd.	75,365
2,800	CKD Corp.	17,711
2,700	CMK Corp.	9,611
1,800	Coca-Cola Central Japan Co. Ltd.	23,186
3,700	Coca-Cola West Co. Ltd.	63,577
1,100	Cocokara Fine, Inc.	37,549
2,500	Colowide Co. Ltd.	20,327
6,300	COMSYS Holdings Corp.	79,052
3,000	Daibiru Corp.	21,165
15,000	Daido Steel Co. Ltd.	85,659
6,850	Daiei, Inc. (The)(a)	15,875
7,500	Daifuku Co. Ltd.	45,038
6,000	Daihen Corp.	18,668
10,000	Daiichi Chuo Kisen Kaisha(a)	10,243
4,000	Daiichi Jitsugyo Co. Ltd.	19,104
11,000	Daikyo, Inc.	27,887
6,000	Dainippon Screen Manufacturing Co. Ltd.	40,717
6,500	Dainippon Sumitomo Pharma Co. Ltd.	72,157
9,000	Daio Paper Corp.	54,738
900	Daiseki Co. Ltd.	15,165
8,000	Daishi Bank Ltd. (The)	23,560
20,000	Daiwabo Holdings Co. Ltd.	36,108
5,100	DCM Holdings Co. Ltd.	35,524
1,100	DeNA Co. Ltd.	23,972
4,000	Denki Kogyo Co. Ltd.	18,899
400	DISCO Corp.	21,280
1,800	Don Quijote Co. Ltd.	60,338
2,500	Doutor Nichires Holdings Co. Ltd.	31,370
2,600	Duskin Co. Ltd.	51,501
500	DyDo Drinco, Inc.	23,367
133	eAccess Ltd.	24,539
600	Earth Chemical Co. Ltd.	21,980
24,000	Ebara Corp.	91,268
6,000	Eighteenth Bank Ltd. (The)	15,211
1,100	Elematec Corp.	14,986
1,200	EXEDY Corp.	24,138
3,000	Ezaki Glico Co. Ltd.	34,763
800	F.C.C. Co. Ltd.	12,456
2,400	Fancl Corp.	29,347
1,200	Foster Electric Co. Ltd.	18,545
600	FP Corp.	41,869
30	Fuji Media Holdings, Inc.	51,319
3,600	Fuji Oil Co. Ltd.	45,588
900	Fuji Seal International, Inc.	17,020
1,600	Fuji Soft, Inc.	24,953
1,100	Fujimi, Inc.	15,606
4,000	Fujitec Co. Ltd.	24,328
6,000	Fukuyama Transporting Co. Ltd.	33,726
1,000	Funai Electric Co. Ltd.	12,868
29,000	Furukawa Co. Ltd.(a)	24,136
8,000	Furukawa-Sky Aluminum Corp.	21,716
1,500	Futaba Corp.	22,490
8,000	Futaba Industrial Co. Ltd.(a)	37,695
1,000	Fuyo General Lease Co. Ltd.	32,714
45	Geo Corp.	50,243
2,500	Glory Ltd.	52,049
14,000	Godo Steel Ltd.	27,247
910	Goldcrest Co. Ltd.	14,168
11,000	GS Yuasa Corp.	44,085
430	Gulliver International Co. Ltd.	13,203
14,000	Gunze Ltd.	37,106
7,000	H2O Retailing Corp.	72,330
1,300	Hamamatsu Photonics KK	45,841
1,100	Heiwa Corp.	20,000
12,500	Heiwa Real Estate Co. Ltd.	29,449
1,500	Heiwado Co. Ltd.	21,741
7,000	Higo Bank Ltd. (The)	37,106
900	Hikari Tsushin, Inc.	43,156
13,000	Hino Motors Ltd.	90,883
800	Hirose Electric Co. Ltd.	76,927
19,000	Hiroshima Bank Ltd. (The)	63,009
1,100	HIS Co. Ltd.	38,056

1,000	Hisamitsu Pharmaceutical Co., Inc.	$50,576
17,000	Hitachi Cable Ltd.(a)	29,385
2,200	Hitachi Capital Corp.	40,282
5,400	Hitachi Chemical Co. Ltd.	82,901
4,600	Hitachi Construction Machinery Co. Ltd.	83,519
2,300	Hitachi High-Technologies Corp.	57,927
2,600	Hitachi Koki Co. Ltd.	19,508
4,000	Hitachi Kokusai Electric, Inc.	26,530
5,000	Hitachi Metals Ltd.	55,314
1,700	Hitachi Transport System Ltd.	31,453
49,000	Hitachi Zosen Corp.	60,230
500	Hogy Medical Co. Ltd.	24,328
13,000	Hokkoku Bank Ltd. (The)	47,439
6,000	Hokuetsu Kishu Paper Co. Ltd.	27,810
1,000	Hokuto Corp.	19,629
1,100	Horiba Ltd.	39,127
2,100	Hoshizaki Electric Co. Ltd.	54,315
7,300	Hosiden Corp.	43,090
2,400	House Foods Corp.	40,164
8,000	Hyakugo Bank Ltd. (The)	33,700
8,000	Hyakujushi Bank Ltd. (The)	29,603
1,200	IBJ Leasing Co. Ltd.	30,484
3,800	Iino Kaiun Kaisha Ltd.	15,862
700	Inaba Denki Sangyo Co. Ltd.	20,247
3,300	Inabata & Co. Ltd.	20,451
13,000	Iseki & Co. Ltd.	34,123
29,000	Ishihara Sangyo Kaisha Ltd.(a)	23,393
7,000	IT Holdings Corp.	72,868
3,700	ITO EN Ltd.	70,542
1,000	ITOCHU Techno-Solutions Corp.	51,857
11,000	Itoham Foods, Inc.	46,056
11,000	Iwatani Corp.	41,831
11,000	Iyo Bank Ltd. (The)	85,211
3,300	Izumi Co. Ltd.	66,845
12,000	Jaccs Co. Ltd.	39,027
1,000	JAFCO Co. Ltd.	17,926
3,000	Japan Airport Terminal Co. Ltd.	34,494
3,000	Japan Aviation Electronics Industry Ltd.	24,814
1,400	Japan Petroleum Exploration Co. Ltd.	53,168
4,700	Japan Securities Finance Co. Ltd.	22,748
10,000	Japan Steel Works Ltd. (The)	55,058
9,000	JFE Shoji Trade Corp.(a)	32,382
9,000	Juroku Bank Ltd. (The)	29,616
10,900	JVC KENWOOD Holdings, Inc.	33,635
1,000	Kadokawa Group Holdings, Inc.	28,323
2,900	Kagome Co. Ltd.	64,572
6,000	Kagoshima Bank Ltd. (The)	36,261
2,000	Kaken Pharmaceutical Co. Ltd.	28,451
3,000	Kamei Corp.	28,233
9,000	Kamigumi Co. Ltd.	72,599
2,000	Kanamoto Co. Ltd.	22,843
8,000	Kandenko Co. Ltd.	38,003
14,000	Kaneka Corp.	72,599
80,000	Kanematsu Corp.(a)	95,262
7,000	Kansai Paint Co. Ltd.	73,585
1,300	Kato Sangyo Co. Ltd.	24,668
6,000	Kayaba Industry Co. Ltd.	25,890
12,000	Keihan Electric Railway Co. Ltd.	57,004
2,200	Keihin Corp.	29,775
11,000	Keikyu Corp.	102,958
10,000	Keisei Electric Railway Co. Ltd.	90,653
8,000	Keiyo Bank Ltd. (The)	36,056
162	Kenedix, Inc.(a)	21,697
6,200	Kewpie Corp.	92,008
7,000	Kikkoman Corp.	88,464
600	Kintetsu World Express, Inc.	18,699
1,700	Kissei Pharmaceutical Co. Ltd.	29,930
6,400	Kitz Corp.	25,649
18,000	Kiyo Holdings, Inc.	25,352
700	Kobayashi Pharmaceutical Co. Ltd.	36,613
1,800	Kohnan Shoji Co. Ltd.	21,595
4,000	Koito Manufacturing Co. Ltd.	51,114
6,200	Kokuyo Co. Ltd.	46,282
2,000	Komeri Co. Ltd.	50,166
4,900	Komori Corp.	29,613
3,400	Konami Corp.	73,224
1,100	Kose Corp.	25,873
2,700	K’s Holdings Corp.	88,502
27,000	Kumagai Gumi Co. Ltd.(a)	25,583
8,000	KUREHA Corp.	32,881
3,100	Kurita Water Industries Ltd.	70,256
2,200	Kuroda Electric Co. Ltd.	25,887
1,700	Kyoei Steel Ltd.	33,391
1,700	Kyokuto Kaihatsu Kogyo Co. Ltd.	15,324
2,300	KYORIN Holdings, Inc.	50,329
6,300	Kyowa Exeo Corp.	65,097
8,000	Kyowa Hakko Kirin Co. Ltd.	89,424
36,200	Leopalace21 Corp.(a)	122,830
1,800	Lintec Corp.	32,958
11,000	Lion Corp.	61,127
1,200	Mabuchi Motor Co. Ltd.	46,940
14,000	Maeda Corp.	67,580
4,000	Maeda Road Construction Co. Ltd.	53,572
4,000	Makino Milling Machine Co. Ltd.	20,640
800	Mandom Corp.	20,558
4,000	Marudai Food Co. Ltd.	15,109
50,000	Maruha Nichiro Holdings, Inc.	74,904
3,000	Maruichi Steel Tube Ltd.	58,771
3,200	Matsui Securities Co. Ltd.	19,012
3,200	Matsumotokiyoshi Holdings Co. Ltd.	72,522
1,000	Max Co. Ltd.	11,280
3,700	Megmilk Snow Brand Co. Ltd.	62,914
9,000	Meidensha Corp.	33,303
1,400	Meitec Corp.	30,205
21,000	Minebea Co. Ltd.	74,213
1,000	Ministop Co. Ltd.	17,554
1,400	Miraca Holdings, Inc.	59,872
3,200	Mirait Holdings Corp.	23,314
5,900	Misawa Homes Co. Ltd.	87,027
1,100	MISUMI Group, Inc.	26,859
6,000	Mitsubishi Logistics Corp.	63,995
23,000	Mitsubishi Paper Mills Ltd.(a)	19,437
1,000	Mitsubishi Shokuhin Co. Ltd.	23,124
8,000	Mitsubishi Steel Manufacturing Co. Ltd.	17,106
6,500	Mitsubishi Tanabe Pharma Corp.	99,706
1,790	Mitsubishi UFJ Lease & Finance Co. Ltd.	72,196
8,000	Mitsui Matsushima Co. Ltd.	12,497
6,000	Mitsui Sugar Co. Ltd.	19,974
4,000	Mitsui-Soko Co. Ltd.	13,675
9,000	Mitsumi Electric Co. Ltd.(a)	58,656
1,100	Miura Co. Ltd.	27,915
3,000	Mochida Pharmaceutical Co. Ltd.	36,031
81	Monex Group, Inc.	13,338
4,600	Mori Seiki Co. Ltd.	33,985

16,000	Morinaga Milk Industry Co. Ltd.	$58,387
900	MOS Food Services, Inc.	18,069
1,400	Musashi Seimitsu Industry Co. Ltd.	24,218
1,400	Musashino Bank Ltd. (The)	39,024
1,000	Nabtesco Corp.	22,087
6,000	Nachi-Fujikoshi Corp.	19,590
5,300	Nagase & Co. Ltd.	61,618
21,000	Nakayama Steel Works Ltd.(a)	11,293
7,000	Nanto Bank Ltd. (The)	29,757
1,300	NEC Fielding Ltd.	16,229
500	NEC Mobiling Ltd.	18,291
1,500	NEC Networks & System Integration Corp.	25,391
2,200	NET One Systems Co. Ltd.	31,408
5,000	NGK Spark Plug Co. Ltd.	58,451
9,100	NHK Spring Co. Ltd.	96,593
6,000	Nichias Corp.	30,192
2,500	Nichicon Corp.	20,519
700	Nichiden Corp.	17,971
1,500	Nichii Gakkan Co.	14,097
17,000	Nichirei Corp.	86,633
1,500	Nifco, Inc.	33,611
1,200	Nihon Kohden Corp.	39,273
1,000	Nihon Parkerizing Co. Ltd.	14,136
5,700	Nihon Unisys Ltd.	38,243
2,000	Nikkiso Co. Ltd.	22,971
5,000	Nippo Corp.	59,987
6,000	Nippon Carbon Co. Ltd.	13,291
7,000	Nippon Chemi-Con Corp.(a)	15,864
11,500	Nippon Coke & Engineering Co. Ltd.	14,136
6,000	Nippon Denko Co. Ltd.	19,052
5,000	Nippon Flour Mills Co. Ltd.	22,087
6,000	Nippon Kayaku Co. Ltd.	58,310
2,100	Nippon Konpo Unyu Soko Co. Ltd.	25,248
53,000	Nippon Light Metal Co. Ltd.	58,361
20,000	Nippon Metal Industry Co. Ltd.(a)	12,292
7,000	Nippon Paint Co. Ltd.	58,079
4,000	Nippon Road Co. Ltd. (The)	15,570
1,000	Nippon Shinyaku Co. Ltd.	12,330
7,000	Nippon Shokubai Co. Ltd.	85,775
3,300	Nippon Signal Co. Ltd.	21,085
8,000	Nippon Soda Co. Ltd.	33,393
20,500	Nippon Suisan Kaisha Ltd.	47,510
3,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	17,823
230	Nippon Television Network Corp.	35,398
3,000	Nippon Thompson Co. Ltd.	13,022
14,000	Nippon Yakin Kogyo Co. Ltd.(a)	14,520
5,100	Nipro Corp.	28,341
24,000	Nishimatsu Construction Co. Ltd.	41,793
33,000	Nishi-Nippon City Bank Ltd. (The)	72,676
8,000	Nishi-Nippon Railroad Co. Ltd.	34,827
8,100	Nissan Chemical Industries Ltd.	85,875
4,000	Nissan Shatai Co. Ltd.	44,097
4,100	Nissen Holdings Co. Ltd.	17,219
2,600	Nissha Printing Co. Ltd.(a)	26,533
12,000	Nisshin Oillio Group Ltd. (The)	47,631
8,000	Nisshinbo Holdings, Inc.	52,958
2,800	Nissin Kogyo Co. Ltd.	37,501
600	Nitori Holdings Co. Ltd.	56,236
900	Nitta Corp.	13,886
3,000	Nittetsu Mining Co. Ltd.	11,140
8,000	Nitto Boseki Co. Ltd.	23,764
8,000	NOF Corp.	38,822
4,000	Nomura Real Estate Holdings, Inc.	74,827
5,000	Noritake Co. Ltd.	12,612
2,000	Noritz Corp.	34,699
800	NS Solutions Corp.	15,621
9,000	NS United Kaiun Kaisha Ltd.(a)	11,985
1,900	NSD Co. Ltd.	16,762
48	NTT Urban Development Corp.	39,088
140	OBIC Co. Ltd.	28,574
8,000	Ogaki Kyoritsu Bank Ltd. (The)	27,759
1,000	Oiles Corp.	19,462
3,600	Okabe Co. Ltd.	21,895
3,000	Okamura Corp.	23,892
5,000	Okasan Securities Group, Inc.	17,798
81,000	Oki Electric Industry Co. Ltd.(a)	128,604
1,400	Okinawa Electric Power Co., Inc. (The)	38,128
5,000	OKUMA Corp.	30,282
10,000	Okumura Corp.	34,443
2,000	Okuwa Co. Ltd.	27,734
9,000	Onward Holdings Co. Ltd.	67,644
1,100	Oracle Corp. Japan	49,507
30,500	Orient Corp.(a)	41,396
1,900	OSG Corp.	26,031
600	Otsuka Corp.	53,009
10,000	Pacific Metals Co. Ltd.	35,980
2,200	Paltac Corp.	31,408
4,000	PanaHome Corp.	24,635
3,000	Parco Co. Ltd.	38,259
2,700	Park24 Co. Ltd.	41,485
13,500	Penta-Ocean Construction Co. Ltd.	34,398
15,500	Pioneer Corp.(a)	42,868
1,100	Pola Orbis Holdings, Inc.	36,014
5,000	Press Kogyo Co. Ltd.	22,407
19,000	Prima Meat Packers Ltd.	35,032
14,000	Rengo Co. Ltd.	77,439
2,000	Resorttrust, Inc.	35,339
800	Ricoh Leasing Co. Ltd.	18,499
4,000	Riken Corp.	15,672
800	Rinnai Corp.	51,831
1,000	Riso Kagaku Corp.	16,722
3,000	Rohto Pharmaceutical Co. Ltd.	40,679
3,600	Round One Corp.	18,622
9,000	Ryobi Ltd.	23,624
1,300	Ryohin Keikaku Co. Ltd.	70,576
2,200	Ryosan Co. Ltd.	40,958
2,700	Ryoyo Electro Corp.	28,279
1,500	Saizeriya Co. Ltd.	23,028
5,000	Sakai Chemical Industry Co. Ltd.	15,493
1,200	Sakata Seed Corp.	15,933
11,000	Sanden Corp.	35,070
1,300	Sangetsu Co. Ltd.	32,109
9,000	San-in Godo Bank Ltd. (The)	63,380
9,000	Sanken Electric Co. Ltd.	33,880
3,000	Sanki Engineering Co. Ltd.	16,210
22,000	Sankyo-Tateyama Holdings, Inc.	40,282
19,000	Sankyu, Inc.	71,767
1,800	Santen Pharmaceutical Co. Ltd.	76,863
11,000	Sanwa Holdings Corp.	46,479
4,000	Sanyo Chemical Industries Ltd.	24,379
7,000	Sanyo Shokai Ltd.	23,303
8,000	Sanyo Special Steel Co. Ltd.	29,706
16,400	Sapporo Hokuyo Holdings, Inc.	47,247

22,000	Sapporo Holdings Ltd.	$69,577
9,000	Sasebo Heavy Industries Co. Ltd.	9,680
200	Sawai Pharmaceutical Co. Ltd.	21,869
14,000	Seiko Holdings Corp.(a)	38,361
6,000	Senko Co. Ltd.	26,658
6,060	Senshu Ikeda Holdings, Inc.	31,192
8,000	Shiga Bank Ltd. (The)	44,046
1,400	Shima Seiki Manufacturing Ltd.	20,095
8,000	Shimadzu Corp.	65,762
600	Shimamura Co. Ltd.	69,910
1,400	Shimano, Inc.	93,572
4,100	Shinko Electric Industries Co. Ltd.	28,926
2,200	Shinko Plantech Co. Ltd.	20,451
6,000	Shinmaywa Industries Ltd.	30,038
1,200	Ship Healthcare Holdings, Inc.	31,513
700	Sho-Bond Holdings Co. Ltd.	20,892
3,000	Shochiku Co. Ltd.	29,462
4,000	Shoei Co. Ltd./Chiyoda-Ku	21,050
4,100	Showa Corp.	31,866
1,700	Sintokogio Ltd.	16,195
42	SKY Perfect JSAT Holdings, Inc.	17,585
3,100	Sodick Co. Ltd.	15,401
3,500	Sohgo Security Services Co. Ltd.	47,727
4	So-net Entertainment Corp.	16,901
4,000	Sony Financial Holdings, Inc.	64,533
13,000	Sotetsu Holdings, Inc.	43,944
1,600	Square Enix Holdings Co. Ltd.	24,850
5,400	Stanley Electric Co. Ltd.	80,274
1,900	Star Micronics Co. Ltd.	17,857
1,100	Sugi Holdings Co. Ltd.	36,718
6,500	Sumco Corp.(a)	50,019
14,000	Sumikin Bussan Corp.	34,059
1,600	Sumisho Computer Systems Corp.	21,736
10,000	Sumitomo Bakelite Co. Ltd.	41,741
39,000	Sumitomo Light Metal Industries Ltd.	37,951
26,800	Sumitomo Mitsui Construction Co. Ltd.(a)	18,187
25,000	Sumitomo Osaka Cement Co. Ltd.	83,227
6,700	Sumitomo Rubber Industries Ltd.	81,241
9,000	Sumitomo Warehouse Co. Ltd. (The)	40,909
700	Sundrug Co. Ltd.	24,442
7,000	Suruga Bank Ltd.	74,392
23,000	SWCC Showa Holdings Co. Ltd.	19,437
500	Sysmex Corp.	21,927
4,000	T RAD Co. Ltd.	13,214
1,600	Tachi-S Co. Ltd.	26,510
5,000	Tadano Ltd.	34,315
2,000	Taihei Dengyo Kaisha Ltd.	13,828
3,000	Taihei Kogyo Co. Ltd.	14,097
1,500	Taikisha Ltd.	32,843
7,200	Taiyo Yuden Co. Ltd.	59,831
7,000	Takara Holdings, Inc.	48,131
3,000	Takara Standard Co. Ltd.	22,356
3,200	Takasago Thermal Engineering Co. Ltd.	24,543
2,300	Takata Corp.	46,353
700	Tamron Co. Ltd.	23,026
13,000	Tekken Corp.	18,643
3,900	THK Co. Ltd.	69,761
14,000	Toa Corp.	24,020
11,000	Toagosei Co. Ltd.	41,690
14,900	Tobishima Corp.(a)	15,453
12,000	Toda Corp.	36,876
4,000	Toei Co. Ltd.	19,001
6,000	Toho Bank Ltd. (The)	18,592
4,400	Toho Co. Ltd.	79,211
7,000	Toho Zinc Co. Ltd.	23,214
8,000	Tokai Carbon Co. Ltd.	33,291
2,500	Tokai Rika Co. Ltd.	39,117
2,200	Tokai Rubber Industries Ltd.	24,085
9,000	Tokai Tokyo Financial Holdings, Inc.	30,653
480	Token Corp.	21,019
26,000	Tokuyama Corp.	58,592
1,900	Tokyo Broadcasting System Holdings, Inc.	22,017
9,000	Tokyo Dome Corp.(a)	26,274
1,500	Tokyo Ohka Kogyo Co. Ltd.	31,940
7,000	Tokyo Rope Manufacturing Co. Ltd.	11,114
900	Tokyo Seimitsu Co. Ltd.	14,163
8,600	Tokyo Steel Manufacturing Co. Ltd.	32,154
22,000	Tokyo Tatemono Co. Ltd.(a)	82,254
1,300	Tokyo Tomin Bank Ltd. (The)	11,818
3,800	Tomony Holdings, Inc.	15,570
4,300	Tomy Co. Ltd.	26,758
2,800	Toppan Forms Co. Ltd.	25,956
12,000	Topy Industries Ltd.	31,498
3,000	Toshiba Machine Co. Ltd.	12,599
2,000	Toshiba Plant Systems & Services Corp.	24,712
11,000	Toshiba TEC Corp.	40,845
2,000	Totetsu Kogyo Co. Ltd.	25,583
13,000	TOTO Ltd.	97,042
18,000	Toyo Construction Co. Ltd.	15,442
6,000	Toyo Engineering Corp.	25,967
11,000	Toyo Ink SC Holdings Co. Ltd.	40,000
4,000	Toyo Kohan Co. Ltd.	13,111
3,000	Toyo Suisan Kaisha, Ltd.	72,330
400	Toyo Tanso Co. Ltd.	11,216
11,000	Toyo Tire & Rubber Co. Ltd.	33,099
3,700	Toyoda Gosei Co. Ltd.	76,606
7,000	Toyota Boshoku Corp.	79,321
1,600	transcosmos, Inc.	21,900
2,700	Trend Micro, Inc.	80,758
2,300	TS Tech Co. Ltd.	37,401
7,000	Tsubakimoto Chain Co.	39,616
1,400	Tsumura & Co.	39,455
500	Tsuruha Holdings, Inc.	32,458
12	TV Asahi Corp.	19,022
3,700	Ulvac, Inc.(a)	29,041
1,300	Unicharm Corp.	71,741
4,000	Uniden Corp.	9,577
1,100	Unipres Corp.	29,408
48,000	Unitika Ltd.(a)	23,969
3,600	Ushio, Inc.	45,772
580	USS Co. Ltd.	62,753
3,300	Valor Co. Ltd.	54,085
5,000	Wacoal Holdings Corp.	59,923
1,100	Xebio Co. Ltd.	24,099
232	Yahoo! Japan Corp.	84,898
4,000	Yamagata Bank Ltd. (The)	16,389
1,800	Yamato Kogyo Co. Ltd.	51,280
7,000	Yamazaki Baking Co. Ltd.	97,964
3,400	Yamazen Corp.	24,118
6,000	Yaskawa Electric Corp.	43,560
7,000	Yodogawa Steel Works Ltd.	25,992
2,000	Yokogawa Bridge Holdings Corp.	14,264
8,200	Yokogawa Electric Corp.	84,940
2,200	Yokohama Reito Co. Ltd.	17,324

1,000	Yorozu Corp.	$14,981
14	Yoshinoya Holdings Co. Ltd.	18,679
17,000	Yuasa Trading Co. Ltd.	31,997
3,000	Yurtec Corp.	11,024
2,600	Zensho Co. Ltd.	33,357
7,000	Zeon Corp.	57,900
		19,125,927
	Jersey Island - 0.3%
6,018	Atrium European Real Estate Ltd.	26,866
22,139	Beazley PLC	55,049
3,943	Cape PLC	17,910
6,429	Heritage Oil PLC(a)	12,390
408	Randgold Resources Ltd.	37,077
25,649	Regus PLC	36,871
		186,163
	Luxembourg - 0.2%
8,686	AZ Electronic Materials SA	38,419
6,815	GAGFAH SA(a)	70,107
		108,526
	Malaysia - 0.0%
21,000	Parkson Retail Group Ltd.	18,932

	Netherlands - 1.6%
3,762	Aalberts Industries NV	59,582
731	Accell Group	12,248
1,769	AMG Advanced Metallurgical Group NV(a)	14,525
2,568	Arcadis NV	53,606
1,367	ASM International NV	51,962
2,962	BinckBank NV	19,709
1,650	Eurocommercial Properties NV REIT	55,821
1,448	Gemalto NV	111,081
5,110	Grontmij NV CVA(a)	14,116
5,214	Heijmans NV CVA	41,206
1,320	Koninklijke Ten Cate NV	30,920
888	Koninklijke Vopak NV	56,365
10,785	Koninklijke Wessanen NV	27,348
2,904	Mediq NV	30,721
3,005	Nieuwe Steen Investments Funds NV REIT	25,906
6,051	QIAGEN NV(a)	108,018
500	Sligro Food Group NV	11,580
1,180	TKH Group NV CVA	23,869
6,832	TomTom NV(a)	27,404
733	Unit 4 NV	17,093
1,477	Vastned Retail NV REIT	56,298
1,220	Wereldhave NV REIT	64,231
		913,609
	New Zealand - 0.6%
24,411	AMP NZ Office Ltd.	19,620
22,491	Auckland International Airport Ltd.	45,466
23,194	Chorus Ltd.(a)	58,562
9,446	Contact Energy Ltd.(a)	38,420
13,216	Fisher & Paykel Healthcare Corp. Ltd.	20,493
21,762	Goodman Property Trust REIT	17,844
9,973	Infratil Ltd.	16,922
29,473	Kiwi Income Property Trust REIT	25,842
8,378	Nuplex Industries Ltd.	17,208
17,909	Sky City Entertainment Group Ltd.	51,760
5,326	Sky Network Television Ltd.	21,490
		333,627
	Norway - 1.1%
3,868	Atea ASA	32,474
4,859	Austevoll Seafood ASA	20,195
3,284	Cermaq ASA	39,036
9,865	DNO International ASA(a)	13,137
1,015	Fred. Olsen Energy ASA	38,558
1,004	Kongsberg Gruppen ASA	19,195
10,838	Kvaerner ASA	25,225
1,045	Leroy Seafood Group ASA	17,894
1,266	Norwegian Air Shuttle ASA(a)	22,836
23,264	Norwegian Energy Co. ASA(a)	21,272
16,131	Norwegian Property ASA	22,714
7,952	Prosafe SE	58,367
103,706	Renewable Energy Corp. ASA(a)	36,206
1,839	Schibsted ASA	56,560
2,223	Sparebanken 1 SMN	11,752
3,537	Subsea 7 SA	74,502
3,305	TGS Nopec Geophysical Co. ASA	97,363
2,862	Tomra Systems ASA	22,553
		629,839
	Portugal - 0.4%
30,785	Banco BPI SA(a)	18,995
4,828	Jeronimo Martins SGPS SA	75,810
7,921	Portucel Empresa Produtora de Pasta e Papel SA	19,471
5,839	Redes Energeticas Nacionais SA	14,454
2,031	Semapa-Sociedade de Investimento e Gestao SGPS SA	12,506
55,305	Sonae SGPS SA	29,356
14,540	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	36,906
		207,498
	Singapore - 2.6%
54,000	Ascendas REIT	98,517
25,000	Ascendas India Trust	15,572
29,000	Ascott Residence Trust REIT	28,551
37,000	Cambridge Industrial Trust REIT	17,842
75,000	CapitaCommercial Trust REIT	80,772
63,000	CapitaMall Trust REIT	99,241
31,000	CapitaMalls Asia Ltd.	40,611
16,000	CDL Hospitality Trusts REIT	26,361
38,000	Cosco Corp. Singapore Ltd.	29,624
17,000	Ezra Holdings Ltd.(a)	13,526
55,000	Fortune REIT	39,298
9,000	Hong Leong Asia Ltd.	12,333
14,000	Indofood Agri Resources Ltd.	15,640
21,000	Keppel Land Ltd.	58,059
61,000	Lippo-Malls Indonesia Retail Trust REIT	20,346
14,000	M1 Ltd.	28,467
49,000	Mapletree Logistics Trust REIT	39,972
79,000	Neptune Orient Lines Ltd.(a)	73,016
42,300	Olam International Ltd.	62,723
11,000	Sakari Resources Ltd.	11,581
20,000	SembCorp Marine Ltd.	78,119
6,000	SIA Engineering Co.	19,674
25,000	Singapore Airport Terminal Services Ltd.	51,838
14,000	Singapore Exchange Ltd.	75,274
49,000	Singapore Post Ltd.	41,350
24,000	SMRT Corp. Ltd.	31,441
23,000	StarHub Ltd.	70,983
83,000	Suntec REIT	96,391
22,000	UOL Group Ltd.	91,589
13,000	Venture Corp. Ltd.	77,943
34,000	Wing Tai Holdings Ltd.	38,529
		1,485,183

	South Korea - 6.0%
58	Amorepacific Corp.	$52,530
294	AMOREPACIFIC Group, Inc.	95,562
6,820	Asiana Airlines(a)	44,758
284	Binggrae Co. Ltd.	22,280
660	Capro Corp.	8,348
1,725	Cheil Worldwide, Inc.	28,988
680	CJ CGV Co. Ltd.	15,667
318	CJ CheilJedang Corp.	78,050
566	CJ Korea Express Co. Ltd.(a)	42,552
1,496	Daeduck Electronics Co.	14,158
2,910	Daekyo Co. Ltd.	14,619
1,760	Daesang Corp.	22,027
5,700	Daewoo Engineering & Construction Co. Ltd.(a)	43,004
1,160	Daewoo Industrial Development Co. Ltd.(a)	—
1,910	Daewoo International Corp.	60,816
1,622	Daewoo Motor Sales Corp.(a)	—
6,720	Daewoo Securities Co. Ltd.	63,002
3,700	Daishin Securities Co. Ltd.	26,966
1,970	Daishin Securities Co. Ltd. (Preference)	10,977
389	Dong-A Pharmaceutical Co. Ltd., Class A	32,066
2,530	Dongbu Hitek Co. Ltd.(a)	15,060
4,550	Dongbu Steel Co. Ltd.(a)	16,540
3,090	Doosan Infracore Co. Ltd.(a)	49,604
347	E1 Corp.	16,205
1,420	Halla Climate Control Corp.	32,027
639	Handsome Co. Ltd.	12,632
3,279	Hanjin Heavy Industries & Construction Co. Ltd.(a)	34,947
6,280	Hanjin Shipping Co. Ltd.(a)	80,262
1,163	Hanjin Transportation Co. Ltd.	18,670
6,070	Hansol Paper Co.	48,587
850	Hansol Technics Co. Ltd.(a)	11,803
3,171	Hanwha Chemical Corp.	58,757
4,372	Hanwha Securities Co.	14,694
947	Hite Jinro Co. Ltd.	20,144
681	Hotel Shilla Co. Ltd.	29,182
132	Hyundai Elevator Co. Ltd.	9,562
92	Hyundai Glovis Co. Ltd.	17,657
1,610	Hyundai Greenfood Co. Ltd.	22,570
830	Hyundai Hysco Co. Ltd.	32,264
3,270	Hyundai Merchant Marine Co. Ltd.(a)	72,305
8,440	Hyundai Securities Co.	63,078
4,020	Jeonbuk Bank	15,858
289	KCC Corp.	72,849
2,180	Keangnam Enterprises Ltd.	12,919
950	Kolon Corp.	18,485
4,980	Kolon Engineering & Construction Co. Ltd.	18,676
1,294	Kolon Industries, Inc.	76,453
1,850	Korea Investment Holdings Co., Ltd.	56,615
673	Korea Line Corp.(a)	3,077
3,987	Korean Reinsurance Co.	34,488
1,060	KP Chemical Corp.	11,391
740	LG Fashion Corp.	17,639
371	LG Hausys Ltd.	19,984
93	LG Household & Health Care Ltd.	47,955
404	LG Innotek Co. Ltd.(a)	31,587
3,590	LIG Insurance Co. Ltd.	69,696
38	Lotte Chilsung Beverage Co. Ltd.	43,928
30	Lotte Confectionery Co. Ltd.	41,818
250	LS Industrial Systems Co. Ltd.	14,527
337	Mando Corp.	48,734
4,485	Meritz Fire & Marine Insurance Co. Ltd.	40,462
707	Mirae Asset Securities Co. Ltd.	18,509
27	Namyang Dairy Products Co. Ltd.	18,293
88	Ncsoft Corp.	17,435
434	NHN Corp.	105,561
207	Nong Shim Co. Ltd.	40,462
59	Orion Corp.	46,809
140	Ottogi Corp.	20,493
1,610	Poongsan Corp.	43,361
1,040	S&T Dynamics Co. Ltd.	12,234
580	S&T Motiv Co. Ltd.	10,106
691	S1 Corp.	35,264
1,772	Samsung Card Co. Ltd.	52,425
399	Samsung Engineering Co. Ltd.	64,405
1,363	Samsung Techwin Co. Ltd.	88,004
586	Samyang Corp.	27,988
1,173	Seah Besteel Corp.	34,289
273	SFA Engineering Corp.	10,165
1,462	SK Chemicals Co. Ltd.	75,775
372	SK Gas Co. Ltd.	25,762
9,290	SK Networks Co. Ltd.	73,129
450	SKC Co. Ltd.	17,791
8,680	Ssangyong Motor Co.(a)	38,923
1,910	STX Engine Co. Ltd.	17,400
10,750	STX Pan Ocean Co. Ltd.	37,224
24	Taekwang Industrial Co. Ltd.	17,088
5,210	Taeyoung Engineering & Construction	22,764
19,830	Taihan Electric Wire Co. Ltd.(a)	33,763
2,470	Tong Yang Life Insurance	23,812
15,250	Tong Yang Securities, Inc.	51,120
30,740	Tongyang, Inc.(a)	22,104
19,450	Woongjin Chemical Co. Ltd.(a)	11,973
2,400	Woongjin Coway Co. Ltd.	75,144
1,440	Woongjin Thinkbig Co. Ltd.	10,316
6,310	Woori Investment & Securities Co. Ltd.	60,833
19	Young Poong Corp.	14,855
720	Youngone Corp.	18,149
388	Youngone Holdings Co. Ltd.	20,590
297	Yuhan Corp.	32,573
		3,396,952
	Spain - 1.8%
3,476	Abengoa SA	46,233
2,837	Almirall SA(a)	22,012
5,740	Antena 3 de Television SA	21,490
5,572	Banco Espanol de Credito SA	14,685
3,257	Bolsas y Mercados Espanoles	63,978
3,775	Caja de Ahorros del Mediterraneo(a)	—
107	Construcciones y Auxiliar de Ferrocarriles SA	48,098
48,192	Deoleo SA(a)	18,696
2,500	Duro Felguera SA	13,793
4,791	Ebro Foods SA	75,348
12,436	EDP Renovaveis SA(a)	38,411
2,047	Grifols SA(a)	63,882
1,983	Grupo Catalana Occidente SA	24,422
11,787	Grupo Empresarial Ence SA	24,678
14,429	Mediaset Espana Comunicacion SA	72,146
4,449	Melia Hotels International SA	25,204
22,690	NH Hoteles SA(a)	57,005
689	Pescanova SA	11,871
59,100	Promotora de Informaciones SA, Class A(a)	25,839

9,480	Prosegur, Cia de Seguridad SA	$43,665
1,681	Red Electrica Corporacion SA	66,713
25,962	Sacyr Vallehermoso SA(a)	41,566
1,084	Tecnicas Reunidas SA	45,897
7,678	Tubacex SA(a)	14,562
895	Viscofan SA	41,102
5,782	Zardoya Otis SA	64,443
		985,739
	Sweden - 2.4%
1,176	AarhusKarlshamn AB	38,368
828	AF AB, Class B	15,855
569	Avanza Bank Holding AB	10,937
1,303	Axfood AB	46,254
597	Axis Communications AB	15,345
4,737	BE Group AB	12,001
576	Betsson AB	16,714
4,688	Billerud AB	41,949
5,313	Bure Equity AB	17,451
5,408	Castellum AB	72,766
674	Elekta AB, Class B	31,401
29,156	Eniro AB(a)	34,571
7,846	Fabege AB	68,184
1,094	Hakon Invest AB	17,323
5,640	Haldex AB	24,756
4,618	Hexagon AB, Class B	88,562
961	Hoganas AB, Class B	31,070
3,767	Hufvudstaden AB, Class A	45,942
1,140	Intrum Justitia AB	15,910
2,410	JM AB	45,881
6,033	Klovern AB	21,771
123	Klovern AB (Preference)	2,600
11,045	Kungsleden AB	63,448
3,676	Lindab International AB	22,687
3,279	Loomis AB, Class B	41,415
1,424	Lundbergforetagen AB, Class B	45,746
2,159	Lundin Petroleum AB(a)	45,952
8,076	Meda AB, Class A	76,666
1,679	Modern Times Group AB, Class B	77,209
1,178	NIBE Industrier AB, Class B	16,180
5,652	Nobia AB(a)	20,396
125,954	PA Resources AB(a)	21,335
14,130	Peab AB	66,455
2,147	Saab AB, Class B	35,956
58,104	SAS AB(a)	51,350
2,813	Wallenstam AB, Class B	30,226
2,236	Wihlborgs Fastigheter AB	32,523
		1,363,155
	Switzerland - 3.2%
1,586	Actelion Ltd.	72,597
1,148	AFG Arbonia-Forster Holding AG(a)	19,478
180	Allreal Holding AG	26,203
409	Autoneum Holding AG(a)	18,554
1,264	Bank Sarasin & Cie AG, Class B(a)	34,857
105	Banque Cantonale Vaudoise	53,687
43	Barry Callebaut AG	38,903
135	Basler Kantonalbank	14,809
10	Belimo Holding AG	17,479
287	Bucher Industries AG	49,253
73	Burckhardt Compression Holding AG	18,709
830	Charles Voegele Holding AG(a)	13,189
320	Dufry Group(a)	39,137
1,680	EFG International AG	11,539
376	EMS-Chemie Holding AG	74,125
98	Flughafen Zuerich AG	35,414
73	Forbo Holding AG	41,909
99	Galenica AG	57,241
1,564	Gategroup Holding AG	45,375
177	Georg Fischer AG	61,649
462	Huber & Suhner AG	18,827
88	Kaba Holding AG, Class B	32,297
3,788	Kudelski SA	31,533
144	Kuoni Reisen Holding AG, Class B	38,013
9,664	Logitech International SA(a)	85,945
1,526	Meyer Burger Technology AG(a)	20,181
121	Mobimo Holding AG	27,972
5,572	Nobel Biocare Holding AG	51,382
11,479	OC Oerlikon Corp. AG	94,025
718	Panalpina Welttransport Holding AG	69,117
134	Partners Group Holding AG	24,493
967	PSP Swiss Property AG	86,940
301	Rieter Holding AG	39,899
8,242	Schmolz + Bickenbach AG	35,488
33	Schweiter Technologies AG	16,053
30	Sika AG	56,128
586	Sonova Holding AG	55,539
63	St. Galler Kantonalbank AG	21,668
166	Straumann Holding AG	22,327
805	Swiss Prime Site AG	67,465
183	Tecan Group AG	12,748
944	Temenos Group AG(a)	12,532
529	Valiant Holding	46,070
209	Valora Holding AG	35,460
1,199	Vontobel Holding AG	26,427
278	Zehnder Group AG	16,516
		1,789,152
	United Kingdom - 8.9%
22,860	Aberdeen Asset Management PLC	92,515
31,732	Aegis Group PLC	117,483
12,658	Afren PLC(a)	25,326
2,742	African Barrick Gold Ltd.	16,154
576	Angler Gaming PLC(a)	187
6,521	ARM Holdings PLC	56,347
5,893	Ashmore Group PLC	29,888
21,193	Ashtead Group PLC	83,909
713	Aveva Group PLC	19,952
21,333	BBA Aviation PLC	61,234
7,176	Bellway PLC	90,228
5,491	Berendsen PLC	43,834
3,618	Berkeley Group Holdings PLC (The)(a)	77,547
1,825	Betfair Group PLC	21,846
5,374	Big Yellow Group PLC REIT	26,270
9,635	Bodycote PLC	49,666
64,449	Booker Group PLC	92,850
6,124	Bovis Homes Group PLC	43,274
8,610	Brewin Dolphin Holdings PLC	20,249
11,712	Britvic PLC	55,216
12,487	Cairn Energy PLC	56,131
10,788	Capital & Counties Properties PLC	35,495
1,757	Carpetright PLC(a)	16,104
3,858	Chemring Group PLC	17,487
5,306	Cineworld Group PLC	18,622
2,926	Computacenter PLC	16,279
1,760	Croda International PLC	64,803
7,396	CSR PLC	36,317

14,137	Daily Mail & General Trust PLC, Class A	$100,339
7,256	Dairy Crest Group PLC	38,381
2,320	Derwent London PLC REIT	70,846
3,827	Devro PLC	17,449
2,186	Domino Printing Sciences PLC	18,923
23,481	Electrocomponents PLC	79,135
11,185	Elementis PLC	36,802
15,329	Enquest PLC(a)	27,068
37,944	Enterprise Inns PLC(a)	34,184
35,182	Essar Energy PLC(a)	63,502
22,252	F&C Asset Management PLC	30,681
4,038	Fenner PLC	22,226
3,332	Ferrexpo PLC	9,491
678	Fidessa Group PLC	14,893
5,056	Filtrona PLC	36,836
1,142	Fresnillo PLC	26,052
2,103	Galliford Try PLC	20,149
1	Game Group PLC	—
4,845	Gem Diamonds Ltd.(a)	14,962
47,000	Genting Singapore PLC	49,295
905	Genus PLC	18,150
3,089	Go-Ahead Group PLC	62,192
9,653	Grainger PLC	13,665
8,884	Great Portland Estates PLC REIT	59,798
4,230	Greggs PLC	34,132
13,345	Halfords Group PLC	42,947
8,272	Halma PLC	51,259
14,451	Hansteen Holdings PLC REIT	16,223
2,512	Hargreaves Lansdown PLC	22,277
2,127	Hikma Pharmaceuticals PLC	23,195
2,534	Hochschild Mining PLC	16,663
12,969	Homeserve PLC	42,286
16,128	Howden Joinery Group PLC	34,872
3,637	Hunting PLC	44,448
9,599	IG Group Holdings PLC	67,483
12,555	International Personal Finance PLC	55,079
7,960	Interserve PLC	40,533
2,246	Intertek Group PLC	96,210
5,360	ITE Group PLC	16,040
4,439	Jardine Lloyd Thompson Group PLC	51,015
6,117	JD Wetherspoon PLC	44,413
7,661	Jupiter Fund Management PLC	26,047
16,392	KCOM Group PLC	20,084
1,981	Kier Group PLC	39,419
14,929	Laird PLC	50,758
12,241	London & Stamford Property PLC REIT	22,075
6,327	London Stock Exchange Group PLC	96,108
53,986	Marston’s PLC	94,143
20,488	Melrose PLC	70,814
7,720	Michael Page International PLC	44,452
4,237	Micro Focus International PLC	35,682
6,866	Millennium & Copthorne Hotels PLC	51,508
16,340	Mitie Group PLC	69,482
8,775	Morgan Crucible Co. PLC	34,770
9,666	Mothercare PLC	30,062
9,876	N Brown Group PLC	40,680
4,750	New World Resources PLC, Class A	21,970
20,894	Pace PLC	49,596
15,996	Paragon Group of Cos. PLC	44,361
3,515	Petrofac Ltd.	82,114
3,629	Petropavlovsk PLC	24,159
15,899	Premier Farnell PLC	44,316
8,759	Premier Oil PLC(a)	52,959
5,642	PZ Cussons PLC	27,121
28,001	Qinetiq Group PLC	73,485
911	Rathbone Brothers PLC	18,413
8,949	Redrow PLC(a)	17,527
8,290	Restaurant Group PLC	42,356
1,241	Rotork PLC	42,893
6,383	RPC Group PLC	41,034
8,510	RPS Group PLC	32,267
5,589	Salamander Energy PLC(a)	16,454
3,264	Savills PLC	18,855
10,075	Senior PLC	30,403
5,003	Shaftesbury PLC REIT	42,682
26,131	Shanks Group PLC	32,119
22,495	Smiths News PLC	40,444
4,731	Soco International PLC(a)	24,187
2,247	Spectris PLC	54,464
1,529	Spirax-Sarco Engineering PLC	47,074
9,741	Spirent Communications PLC	25,213
17,309	Spirit Pub Co. PLC	13,967
4,058	Sports Direct International PLC(a)	18,349
4,532	St. James’s Place PLC	24,426
4,184	Sthree PLC	18,880
11,361	Stobart Group Ltd.	20,826
1,802	Synergy Health PLC	25,467
25,464	TalkTalk Telecom Group PLC	69,261
1,703	Telecity Group PLC(a)	22,894
13,092	Tullett Prebon PLC	55,999
1,518	Ultra Electronics Holdings PLC	34,939
5,122	Unite Group PLC	17,013
1,268	Victrex PLC	25,211
7,214	WH Smith PLC	62,222
5,033	WS Atkins PLC	58,354
902,860	Yell Group PLC(a)	18,390
5,901	Yule Catto & Co. PLC	12,925
		5,020,980
	Total Common Stocks and Other Equity Interests (Cost $63,981,099)	56,375,119

	Rights - 0.0%
	Australia - 0.0%
1,791	Seven West Media Ltd., expiring 08/30/12(a)	443

	Austria - 0.0%
24,553	Immofinanz AG, expiring 12/31/49(a)	—

	Total Rights (Cost $0)	443

	Warrant - 0.0%
	Netherlands - 0.0%
1,617	Nieuwe Steen Investments Funds NV REIT, expiring 01/04/13(a) (Cost $0)	—

	Total Investments (Cost $63,981,099)(c)-100.0%	56,375,562
	Other assets less liabilities-0.0%	24,189
	Net Assets-100.0%	$56,399,751

Investment Abbreviations:

CDI - Chess Depositary Interests

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $40,259, which represented 0.07% of the Fund’s Net Assets.

(c) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $64,811,051. The net unrealized depreciation was $8,435,489 which consisted of aggregate gross unrealized appreciation of $4,866,370 and aggregate gross unrealized depreciation of $13,301,859.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Brazil - 18.5%
7,400	AES Tiete SA	$89,017
16,500	AES Tiete SA (Preference)	233,227
80,400	All America Latina Logistica SA	370,718
267,049	Banco Bradesco SA (Preference)	4,113,152
257,158	Banco do Brasil SA	2,732,457
27,100	Banco do Estado do Rio Grande do Sul SA (Preference), Class B	214,644
178,084	Banco Santander Brasil SA	1,346,274
236,285	BM&FBOVESPA SA	1,324,435
24,800	BR Malls Participacoes SA	289,141
51,509	Braskem SA (Preference), Class A	311,065
58,400	BRF - Brasil Foods SA	832,598
135,100	CCR SA	1,126,025
192,310	Centrais Eletricas Brasileiras SA	1,326,341
96,000	Centrais Eletricas Brasileiras SA (Preference), Class B	932,089
10,979	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference)	446,834
8,210	Cia de Bebidas das Americas	257,307
44,900	Cia de Bebidas das Americas (Preference)	1,720,366
10,764	Cia de Saneamento Basico do Estado de Sao Paulo	458,965
11,500	Cia de Saneamento de Minas Gerais-Copasa MG	283,850
12,840	Cia Energetica de Minas Gerais	207,465
82,151	Cia Energetica de Minas Gerais (Preference)	1,568,823
16,621	Cia Energetica de Sao Paulo (Preference), Class B	302,016
25,108	Cia Paranaense de Energia (Preference)	514,973
221,382	Cia Siderurgica Nacional SA	1,136,233
13,460	Cielo SA	391,929
18,200	Cosan SA Industria e Comercio	276,772
36,400	Cyrela Brazil Realty SA Empreendimentos E Participacoes	266,127
45,941	EDP - Energias do Brasil SA	303,415
34,800	Eletropaulo Metropolitana SA (Preference)	326,518
122,467	Embraer SA	784,352
54,155	Fibria Celulose SA(a)	409,135
121,700	Gafisa SA(a)	148,889
36,413	Gerdau SA	269,772
174,017	Gerdau SA (Preference)	1,579,313
29,700	Itau Unibanco Holding SA	411,702
289,900	Itau Unibanco Holding SA (Preference)	4,588,040
211,579	Itausa - Investimentos Itau SA (Preference)	991,043
130,082	JBS SA(a)	339,843
76,000	Klabin SA (Preference)	335,242
26,904	Light SA	328,883
9,187	Lojas Americanas SA	59,780
28,080	Lojas Americanas SA (Preference)	199,276
51,300	Marfrig Alimentos SA(a)	236,290
97,970	Metalurgica Gerdau SA (Preference)	1,113,572
19,800	Natura Cosmeticos SA	516,606
20,622	Oi SA	118,506
97,589	Oi SA (Preference)	484,223
104,600	PDG Realty SA Empreendimentos e Participacoes	176,912
666,462	Petroleo Brasileiro SA	6,513,081
968,247	Petroleo Brasileiro SA (Preference)	9,202,747
32,600	Redecard SA	525,153
31,075	Souza Cruz SA	439,699
30,500	Sul America SA	184,488
95,300	Suzano Papel E Celulose SA (Preference), Class A	189,053
38,943	Telefonica Brasil SA (Preference)	911,672
98,866	Tim Participacoes SA	411,530
31,354	Tractebel Energia SA	558,569
43,896	Ultrapar Participacoes SA	1,033,401
92,484	Usinas Siderurgicas de Minas Gerais SA	371,892
210,332	Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	756,586
190,623	Vale SA	3,454,470
241,627	Vale SA (Preference)	4,286,902
		65,633,398
	Cayman Islands - 0.1%
54,000	MStar Semiconductor, Inc.	344,786

	Chile - 1.7%
3,630,461	Banco de Chile	518,530
9,238,973	Banco Santander Chile SA	671,298
8,001	Cap SA	288,182
1,232,307	Cia Sud Americana de Vapores SA(a)	150,936
504,027	Empresa Nacional de Electricidad SA	841,266
132,674	Empresas CMPC SA	499,352
53,876	Empresas Copec SA	782,919
2,905,601	Enersis SA	968,131
22,750	LATAM Airlines Group SA	562,492
41,867	S.A.C.I. Falabella	408,501
1,376,327	Sociedad Matriz SAAM SA(a)	152,862
5,148	Sociedad Quimica y Minera de Chile SA (Preference), Class B	309,607
		6,154,076
	China - 11.5%
2,892,000	Agricultural Bank of China Ltd., H-Shares	1,178,635
570,000	Aluminum Corp. of China Ltd., H-Shares(a)	235,244
410,000	Angang Steel Co. Ltd., H-Shares(a)	211,513
14,740,000	Bank of China Ltd., H-Shares	5,646,089
1,260,000	Bank of Communications Co. Ltd., H-Shares	836,896
1,167,000	China CITIC Bank Corp. Ltd., H-Shares	589,998
449,000	China Coal Energy Co. Ltd., H-Shares	414,044
881,000	China Communications Construction Co. Ltd., H-Shares	776,051
10,331,000	China Construction Bank Corp., H-Shares	6,981,801
630,500	China COSCO Holdings Co. Ltd., H-Shares(a)	261,839
744,000	China Life Insurance Co. Ltd., H-Shares	2,058,231
368,200	China Merchants Bank Co. Ltd., H-Shares	680,018
389,600	China Minsheng Banking Corp. Ltd., H-Shares	362,283
252,000	China National Building Material Co. Ltd., H-Shares	246,681

141,800	China Pacific Insurance (Group) Co. Ltd., H-Shares	$450,803
3,939,984	China Petroleum & Chemical Corp. (Sinopec), H-Shares	3,577,346
706,000	China Railway Construction Corp. Ltd., H-Shares	618,256
1,451,000	China Railway Group Ltd., H-Shares	636,268
343,500	China Shenhua Energy Co. Ltd., H-Shares	1,289,180
3,006,000	China Telecom Corp. Ltd., H-Shares	1,566,261
240,000	Dongfeng Motor Group Co. Ltd., H-Shares	334,913
314,000	Guangzhou Automobile Group Co. Ltd., H-Shares	235,693
736,000	Huaneng Power International, Inc., H-Shares	536,315
8,812,000	Industrial & Commercial Bank of China Ltd., H-Shares	5,057,412
127,000	Jiangxi Copper Co. Ltd., H-Shares	280,415
3,242,000	PetroChina Co. Ltd., H-Shares	4,064,182
252,000	PICC Property & Casualty Co. Ltd., H-Shares	282,432
152,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,196,807
156,000	Yanzhou Coal Mining Co. Ltd., H-Shares	232,180
		40,837,786
	Czech Republic - 0.8%
40,707	CEZ AS	1,370,087
2,992	Komercni Banka AS	508,599
44,235	Telefonica Czech Republic AS	835,721
		2,714,407
	Hong Kong - 5.6%
56,500	Beijing Enterprises Holdings Ltd.	367,988
114,000	China Merchants Holdings International Co. Ltd.	355,071
848,000	China Mobile Ltd.	9,947,006
322,000	China Overseas Land & Investment Ltd.	761,639
177,729	China Resources Enterprise Ltd.	492,823
184,000	China Resources Land Ltd.	373,522
238,909	China Resources Power Holdings Co. Ltd.	504,092
1,158,000	China Unicom (Hong Kong) Ltd.	1,708,553
277,000	Citic Pacific Ltd.	401,550
1,708,000	CNOOC Ltd.	3,462,854
1,072,000	Lenovo Group Ltd.	743,825
88,000	Shanghai Industrial Holdings Ltd.	241,177
782,000	Sino-Ocean Land Holdings Ltd.	382,243
		19,742,343
	Hungary - 1.1%
245,847	Magyar Telekom Telecommunications PLC	457,545
18,652	MOL Hungarian Oil and Gas PLC	1,353,732
106,712	OTP Bank PLC	1,651,108
1,840	Richter Gedeon Nyrt	313,366
		3,775,751
	India - 6.1%
123,285	HDFC Bank Ltd. ADR(b)	4,180,594
190,436	ICICI Bank Ltd. ADR	6,592,894
141,057	Infosys Ltd. ADR(b)	5,583,036
116,084	Mahindra & Mahindra Ltd. GDR	1,468,463
196,119	Sterlite Industries (India) Ltd. ADR	1,506,194
114,613	Tata Motors Ltd. ADR	2,315,183
		21,646,364
	Indonesia - 1.8%
1,970,390	PT Astra International Tbk	1,457,235
694,000	PT Bank Central Asia Tbk	586,582
761,996	PT Bank Mandiri Tbk	668,206
877,500	PT Bank Rakyat Indonesia (Persero) Tbk	648,970
4,461,996	PT Bumi Resources Tbk	490,277
774,500	PT Perusahaan Gas Negara Persero Tbk	310,946
1,891,000	PT Telekomunikasi Indonesia Tbk	1,818,077
150,500	PT United Tractors Tbk	333,914
		6,314,207
	Malaysia - 4.0%
221,600	AMMB Holdings Bhd	454,600
565,700	Axiata Group Bhd	1,059,275
16,600	British American Tobacco Malaysia Bhd	316,883
547,000	CIMB Group Holdings Bhd	1,372,088
577,500	DiGi.Com Bhd	819,332
240,700	Genting Bhd	728,369
265,600	Genting Malaysia Bhd	286,011
152,900	IJM Corp. Bhd	253,083
401,300	IOI Corp. Bhd	684,755
39,100	Kuala Lumpur Kepong Bhd	296,858
590,500	Malayan Banking Bhd	1,652,909
210,300	Maxis Bhd	430,747
237,700	Petronas Chemicals Group Bhd	500,541
65,800	Petronas Gas Bhd	388,976
61,100	PPB Group Bhd	296,763
374,700	Public Bank Bhd	1,721,740
426,900	Sime Darby Bhd	1,340,926
229,700	Telekom Malaysia Bhd	414,701
260,300	Tenaga Nasional Bhd	561,440
148,500	UMW Holdings Bhd	449,367
534,700	YTL Power International Bhd	307,544
		14,336,908
	Mexico - 3.0%
38,388	Alfa SAB de CV, Class A	614,399
5,005,396	America Movil SAB de CV, Series L	6,694,467
56,392	Coca-Cola Femsa SAB de CV, Series L	632,759
215,800	Empresas ICA SAB de CV(a)	362,402
87,800	Grupo Aeroportuario del Pacifico SAB de CV, Class B	345,144
229,700	Grupo Bimbo SAB de CV, Series A	572,563
156,400	Kimberly-Clark de Mexico SAB de CV, Class A	326,015
410,100	Wal-Mart de Mexico SAB de CV, Series V	1,158,435
		10,706,184
	Poland - 2.5%
15,993	Bank Pekao SA	670,854
40,860	Grupa Lotos SA(a)	321,088
35,619	KGHM Polska Miedz SA	1,354,095
127,196	PGE SA	709,867
157,864	Polski Koncern Naftowy Orlen SA(a)	1,695,731
294,590	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	357,984
97,229	Powszechna Kasa Oszczednosci Bank Polski SA	948,135
9,586	Powszechny Zaklad Ubezpieczen SA	1,018,196
495,526	Tauron Polska Energia SA	683,935
256,493	Telekomunikacja Polska SA	1,212,123
		8,972,008
	Russia - 10.6%
228,622	Federal Hydrogenerating Co. JSC ADR(a)	560,124
1,337,953	Gazprom OAO ADR(a)	12,322,547
215,864	LUKOIL OAO ADR(a)	12,131,557
56,793	Magnitogorsk Iron & Steel Works GDR(a)	211,838
80,306	MMC Norilsk Nickel OJSC ADR(a)	1,236,712

132,470	Mobile TeleSystems OJSC ADR(a)	$2,510,307
3,296	NovaTek OAO GDR	372,778
16,318	Novolipetsk Steel OJSC GDR	271,695
347,832	Rosneft Oil Co. GDR	2,093,949
37,373	Rostelecom OJSC ADR	782,964
44,027	Severstal GDR	493,102
186,392	Surgutneftegas OJSC ADR(a)	1,563,829
67,421	Tatneft ADR(a)	2,537,726
183,675	VTB Bank OJSC GDR	600,617
		37,689,745
	South Africa - 10.5%
57,371	ABSA Group Ltd.	942,088
122,208	African Bank Investments Ltd.	542,975
12,872	Anglo American Platinum Ltd.	665,920
17,868	AngloGold Ashanti Ltd.	615,313
63,455	ArcelorMittal South Africa Ltd.	345,271
34,884	Aspen Pharmacare Holdings Ltd.	616,354
111,729	Aveng Ltd.	489,616
69,729	Barloworld Ltd.	708,740
57,501	Bidvest Group Ltd.	1,389,037
641,982	FirstRand Ltd.	2,159,972
20,558	Foschini Group Ltd. (The)	356,601
76,701	Gold Fields Ltd.	1,000,322
142,070	Grindrod Ltd.	223,608
187,533	Growthpoint Properties Ltd.	580,055
33,611	Harmony Gold Mining Co. Ltd.	338,070
109,950	Impala Platinum Holdings Ltd.	1,739,906
36,580	Imperial Holdings Ltd.	842,465
45,981	JD Group Ltd.	246,834
7,576	Kumba Iron Ore Ltd.	475,027
30,875	Liberty Holdings Ltd.	351,967
143,290	MMI Holdings Ltd.	324,426
33,083	Mondi Ltd.	283,910
212,207	MTN Group Ltd.	3,848,352
120,817	Murray & Roberts Holdings Ltd.(a)	346,343
104,044	Nampak Ltd.	329,289
18,593	Naspers Ltd., Class N	1,018,246
45,040	Nedbank Group Ltd.	990,265
195,414	Netcare Ltd.	386,304
53,086	Pick n Pay Stores Ltd.	273,472
95,331	Pretoria Portland Cement Co. Ltd.	300,321
52,700	Remgro Ltd.	903,812
37,757	Reunert Ltd.	367,914
385,206	Sanlam Ltd.	1,667,408
189,503	Sappi Ltd.(a)	573,231
74,686	Sasol Ltd.	3,132,228
38,642	Shoprite Holdings Ltd.	764,129
22,653	Spar Group Ltd. (The)	330,209
279,415	Standard Bank Group Ltd.	3,877,750
201,585	Steinhoff International Holdings Ltd.(a)	603,643
268,943	Telkom SA Ltd.(a)	587,968
13,257	Tiger Brands Ltd.	429,689
28,307	Truworths International Ltd.	355,944
53,341	Vodacom Group Ltd.	623,332
75,161	Woolworths Holdings Ltd.	492,223
		37,440,549
	Taiwan - 17.9%
1,062,331	Acer, Inc.(a)	977,589
1,039,416	Advanced Semiconductor Engineering, Inc.	809,214
387,384	Asia Cement Corp.	491,455
199,738	Asustek Computer, Inc.	1,854,698
4,773,000	AU Optronics Corp.(a)	1,478,409
1,224,979	Cathay Financial Holding Co. Ltd.	1,213,033
644,310	Chang Hwa Commercial Bank	350,163
154,000	Cheng Shin Rubber Industry Co. Ltd.	409,742
2,257,000	Chimei Innolux Corp.(a)	718,658
2,239,081	China Development Financial Holding Corp.	525,569
2,440,387	China Steel Corp.	2,168,419
1,613,512	Chinatrust Financial Holding Co. Ltd.	968,349
749,000	Chunghwa Telecom Co. Ltd.	2,247,562
1,600,054	Compal Electronics, Inc.	1,504,427
396,000	Coretronic Corp.	348,567
408,000	Delta Electronics, Inc.	1,380,745
226,660	Far Eastern Department Stores Co. Ltd.	239,564
718,952	Far Eastern New Century Corp.	806,626
265,000	Far EasTone Telecommunications Co. Ltd.	667,967
936,076	First Financial Holding Co. Ltd.	571,149
757,000	Formosa Chemicals & Fibre Corp.	2,004,028
307,000	Formosa Petrochemical Corp.	890,523
932,000	Formosa Plastics Corp.	2,579,178
345,000	Formosa Taffeta Co. Ltd.	301,375
116,550	Foxconn Technology Co. Ltd.	413,856
1,117,142	Fubon Financial Holding Co. Ltd.	1,173,292
2,454,000	HannStar Display Corp.(a)	152,186
1,792,228	Hon Hai Precision Industry Co. Ltd.	5,055,347
87,233	HTC Corp.	849,280
961,470	Hua Nan Financial Holdings Co., Ltd.	544,969
865,518	Inventec Co. Ltd.	259,432
737,464	Lite-On Technology Corp.	928,208
992,309	Macronix International	245,823
186,091	MediaTek, Inc.	1,582,169
1,462,700	Mega Financial Holding Co. Ltd.	1,187,522
323,440	Mercuries & Associates Ltd.	269,601
1,400,000	Nan Ya Plastics Corp.	2,730,683
525,106	Pegatron Corp.	688,061
916,740	Pou Chen Corp.	829,857
196,200	Powertech Technology, Inc.	395,769
78,000	President Chain Store Corp.	408,302
765,000	Quanta Computer, Inc.	1,999,700
1,330,788	Shin Kong Financial Holding Co. Ltd.(a)	405,992
800,000	Siliconware Precision Industries Co.	890,889
1,264,723	SinoPac Financial Holdings Co. Ltd.	546,075
226,000	Synnex Technology International Corp.	493,557
1,602,712	Taishin Financial Holding Co. Ltd.	651,933
688,089	Taiwan Cement Corp.	800,677
680,946	Taiwan Cooperative Financial Holding	414,346
200,400	Taiwan Mobile Co. Ltd.	661,485
3,007,000	Taiwan Semiconductor Manufacturing Co. Ltd.	8,120,930
1,793,556	Tatung Co. Ltd.(a)	354,615
308,000	Unimicron Technology Corp.	346,073
703,906	Uni-President Enterprises Corp.	1,182,858
3,130,000	United Microelectronics Corp.	1,314,929
1,402,000	Walsin Lihwa Corp.	423,510
731,389	Wistron Corp.	788,878
349,760	WPG Holdings Ltd.	372,004
1,014,306	Yuanta Financial Holding Co. Ltd.	473,461
		63,463,278
	Thailand - 1.8%
175,904	Advanced Info. Service PCL	1,117,915
58,600	Bangkok Bank PCL	387,315
2,468,796	IRPC PCL	283,986
104,000	Kasikornbank PCL	584,938

124,300	PTT Exploration & Production PCL	$600,369
267,500	PTT Global Chemical PCL	503,634
164,400	PTT PCL	1,703,031
32,600	Siam Cement PCL	361,532
131,400	Siam Commercial Bank PCL	670,153
192,400	Thai Oil PCL	360,712
		6,573,585
	Turkey - 2.5%
210,547	Akbank TAS	794,628
18,992	Anadolu Efes Biracilik ve Malt Sanayii AS	258,719
839,054	Dogan Sirketler Grubu Holdings AS(a)	379,440
308,997	Eregli Demir ve Celik Fabrikalari TAS	339,851
94,429	Haci Omer Sabanci Holding AS	415,432
359,683	Koc Holding AS	1,405,679
33,937	Tupras Turkiye Petrol Rafine AS	750,303
386,778	Turk Hava Yollari AO(a)	740,668
113,636	Turk Telekomunikasyon AS	440,295
61,482	Turkcell Iletisim Hizmet AS(a)	344,971
186,451	Turkiye Garanti Bankasi AS	728,670
53,989	Turkiye Halk Bankasi AS	464,188
366,825	Turkiye Is Bankasi, Class C	1,077,241
196,182	Turkiye Vakiflar Bankasi TAO, Class D	411,827
205,642	Yapi ve Kredi Bankasi AS(a)	425,945
		8,977,857
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $393,193,410)-100.0%	355,323,232

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.8%
6,352,950	Invesco Liquid Assets Portfolio - Institutional Class (Cost $6,352,950)(c)(d)	6,352,950

	Total Investments (Cost $399,546,360)(e)-101.8%	361,676,182
	Liabilities in excess of other assets-(1.8)%	(6,359,720)
	Net Assets-100.0%	$355,316,462

Investment Abbreviations:

ADR      - American Depositary Receipt

GDR      - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therfore considered to be affiliated.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $407,347,223. The net unrealized depreciation was $45,671,041 which consisted of aggregate gross unrealized appreciation of $24,217,734 and aggregate gross unrealized depreciation of $69,888,775.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 4.7%
124,190	GrainCorp Ltd.	$1,203,667
1,020,021	Incitec Pivot Ltd.	3,338,334
112,444	Nufarm Ltd.	647,268
		5,189,269
	Bermuda - 0.2%
420,027	Asian Citrus Holdings Ltd.	200,976

	Brazil - 1.2%
68,458	Cosan SA Industria e Comercio	1,041,059
30,338	SLC Agricola SA	332,415
		1,373,474
	Canada - 16.2%
51,651	Agrium, Inc.	4,915,683
207,146	Potash Corp. of Saskatchewan, Inc.	9,176,177
233,101	Viterra, Inc.	3,735,012
		17,826,872
	China - 0.7%
1,108,526	China BlueChemical Ltd., H-Shares	729,138

	Germany - 4.9%
102,306	K+S AG	5,066,886
1,345	KWS Saat AG	367,646
		5,434,532
	Hong Kong - 0.9%
1,242,960	Chaoda Modern Agriculture (Holdings) Ltd.(a)	44,084
1,068,648	China Agri-Industries Holdings Ltd.	532,005
1,203,944	Global Bio-Chem Technology Group Co. Ltd.	139,747
1,111,861	Sinofert Holdings Ltd.	226,570
		942,406
	Indonesia - 2.6%
199,923	PT Astra Agro Lestari Tbk	485,814
960,000	PT BW Plantation Tbk	150,111
4,576,008	PT Charoen Pokphand Indonesia Tbk	1,547,092
1,735,122	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	504,130
390,000	PT Sampoerna Agro Tbk	123,613
		2,810,760
	Israel - 3.8%
268,282	Israel Chemicals Ltd.	3,173,879
1,708	Israel Corp. Ltd. (The)	977,102
		4,150,981
	Japan - 0.2%
14,200	Hokuto Corp.	278,727

	Malaysia - 5.8%
148,978	Genting Plantations Bhd	449,862
1,857,390	IOI Corp. Bhd	3,169,344
276,074	Kuala Lumpur Kepong Bhd	2,096,027
289,277	Kulim (Malaysia) Bhd	477,892
100,000	Tradewinds Plantation Bhd	153,699
		6,346,824
	Netherlands - 1.4%
22,032	Nutreco NV	1,583,512

	Norway - 4.5%
105,349	Yara International ASA	5,003,775

	Papua New Guinea - 0.5%
41,494	New Britain Palm Oil Ltd.(a)	544,482

	Russia - 0.8%
68,308	Phosagro OAO GDR	848,385

	Singapore - 6.0%
246,000	First Resources Ltd.	375,648
1,655,000	GMG Global Ltd.	158,284
3,912,558	Golden Agri-Resources Ltd.	2,326,938
1,435,885	Wilmar International Ltd.	3,739,014
		6,599,884
	Switzerland - 7.9%
25,429	Syngenta AG	8,699,223

	Taiwan - 1.0%
461,099	Taiwan Fertilizer Co. Ltd.	1,094,615

	Turkey - 0.1%
12,620	Gubre Fabrikalari T.A.S.(a)	104,982

	United States - 36.6%
14,617	American Vanguard Corp.	341,892
249,806	Archer-Daniels-Midland Co.	6,517,439
67,011	Bunge Ltd.	4,407,313
23,802	CF Industries Holdings, Inc.	4,659,480
73,583	Darling International, Inc.(a)	1,215,591
26,103	Fresh Del Monte Produce, Inc.	639,524
47,783	Ingredion, Inc.	2,480,893
33,027	Intrepid Potash, Inc.(a)	770,850
101,531	Monsanto Co.	8,693,084
161,657	Mosaic Co. (The)	9,393,888
27,051	Scotts Miracle-Gro Co. (The), Class A	1,079,335
		40,199,289
	Total Investments (Cost $112,582,244)(b)-100.0%	109,962,106
	Other assets less liabilities-0.0%	8,344
	Net Assets-100.0%	$109,970,450

Investment Abbreviations:

GDR      - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $113,688,371. The net unrealized depreciation was $3,726,265 which consisted of aggregate gross unrealized appreciation of $7,994,609 and aggregate gross unrealized depreciation of $11,720,874.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 0.5%
368,597	Lynas Corp. Ltd.(a)	$312,254

	Austria - 1.8%
56,917	Verbund AG	1,091,747

	Bermuda - 3.4%
12,841,026	Apollo Solar Energy Technology Holdings Ltd.(a)	346,131
48,949	Brookfield Renewable Energy Partners LP(b)	1,446,542
978,200	China Singyes Solar Technologies Holdings Ltd.	317,923
		2,110,596
	Brazil - 3.0%
79,834	Cosan SA Industria e Comercio(a)	1,214,058
31,300	Sao Martinho SA	335,632
1,777,767	Vanguarda Agro SA(a)	311,942
		1,861,632
	Canada - 0.7%
37,879	Innergex Renewable Energy, Inc.	410,422

	Cayman Islands - 3.1%
6,167,463	GCL-Poly Energy Holdings Ltd.	914,741
1,838,706	Neo-Neon Holdings Ltd.	189,713
56,216	Trina Solar Ltd. ADR(a)(b)	265,339
2,843,000	Trony Solar Holdings Co. Ltd.	207,900
785,066	Wasion Group Holdings Ltd.	331,091
		1,908,784
	China - 7.7%
365,378	BYD Co. Ltd., H-Shares(a)	623,913
2,620,445	China Datang Corp. Renewable Power Co. Ltd., H-Shares	300,787
1,053,854	China High Speed Transmission Equipment Group Co. Ltd.(a)	284,067
1,992,226	China Longyuan Power Group Corp., H-Shares	1,284,702
1,969,652	China Suntien Green Energy Corp. Ltd., H-Shares	330,238
352,388	JA Solar Holdings Co. Ltd. ADR(a)(b)	328,778
197,191	Suntech Power Holdings Co. Ltd. ADR(a)(b)	222,826
3,479,653	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,108,477
134,957	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	215,931
		4,699,719
	Denmark - 5.3%
42,272	Novozymes A/S, Class B	1,044,531
11,532	Rockwool International A/S, Class B	1,015,371
255,014	Vestas Wind Systems A/S(a)(b)	1,222,281
		3,282,183
	Finland - 1.8%
64,046	Fortum Oyj	1,074,289

	France - 0.8%
8,451	Saft Groupe SA	192,024
23,177	Sechilienne-Sidec	296,854
		488,878
	Germany - 5.0%
53,847	Elster Group SE ADR(a)	1,099,556
108,593	Nordex SE(a)(b)	407,900
40,279	SMA Solar Technology AG(b)	1,240,140
225,890	Solarworld AG(b)	331,052
		3,078,648
	Hong Kong - 2.1%
2,509,000	China Everbright International Ltd.	1,304,066

	Ireland - 1.7%
129,401	Kingspan Group PLC	1,035,865

	Italy - 2.8%
911,227	Enel Green Power SpA	1,307,388
356,423	Falck Renewables SpA	386,278
		1,693,666
	Japan - 3.3%
151,731	GS Yuasa Corp.	608,090
290,293	Meidensha Corp.	1,074,196
73,116	Takuma Co. Ltd.	322,983
		2,005,269

	New Zealand - 2.3%
352,071	Contact Energy Ltd.(a)	1,432,002

	Norway - 0.6%
1,027,171	Renewable Energy Corp. ASA(a)(b)	358,607

	Philippines - 2.2%
9,351,424	Energy Development Corp.	1,359,759

	South Korea - 3.2%
123,490	Nexolon Co. Ltd.(a)	359,343
49,077	Seoul Semiconductor Co. Ltd.	924,568
21,063	Taewoong Co. Ltd.(a)	345,578
83,570	Woongjin Energy Co. Ltd.(a)	327,812
		1,957,301
	Spain - 6.2%
91,732	Abengoa SA	1,220,103
24,297	Acciona SA	1,061,966
390,450	EDP Renovaveis SA(a)	1,205,994
218,937	Gamesa Corp. Tecnologica SA	331,108
		3,819,171
	Sweden - 1.8%
78,598	NIBE Industrier AB, Class B	1,079,555

	Switzerland - 1.9%
87,680	Meyer Burger Technology AG(a)(b)	1,159,539

	Taiwan - 4.2%
473,131	Epistar Corp.	886,554
278,000	Motech Industries, Inc.(a)	302,632
522,096	Neo Solar Power Corp.(a)	329,003
862,000	Sino-American Silicon Products, Inc.	1,070,584
		2,588,773

	Turkey - 0.6%
367,006	Ayen Enerji AS	$366,770

	United Kingdom - 0.5%
17,058	Dialight PLC	275,550

	United States - 33.4%
22,334	A.O. Smith Corp.	1,103,746
135,135	A123 Systems, Inc.(a)(b)	59,459
20,023	Acuity Brands, Inc.	1,160,133
11,352	Aerovironment, Inc.(a)	265,183
26,275	Ameresco, Inc., Class A(a)	319,504
78,651	American Superconductor Corp.(a)	291,795
82,183	Amyris, Inc.(a)(b)	318,048
68,744	Covanta Holding Corp.	1,181,022
43,472	Cree, Inc.(a)(b)	1,041,154
80,062	Echelon Corp.(a)	257,800
43,858	EnerNOC, Inc.(a)	278,060
87,837	First Solar, Inc.(a)(b)	1,364,987
6,255	Fuel Systems Solutions, Inc.(a)	110,839
93,393	FuelCell Energy, Inc.(a)	97,129
40,230	Gevo, Inc.(a)	156,092
80,122	GT Advanced Technologies, Inc.(a)	410,225
53,241	International Rectifier Corp.(a)(b)	907,227
26,065	Itron, Inc.(a)	1,015,753
38,073	Johnson Controls, Inc.	938,499
37,502	KiOR, Inc., Class A(a)(b)	286,515
13,790	LSB Industries, Inc.(a)	443,073
29,709	Maxwell Technologies, Inc.(a)(b)	193,406
176,194	MEMC Electronic Materials, Inc.(a)(b)	338,293
16,434	Molycorp, Inc.(a)	286,280
61,576	Ormat Technologies, Inc.(b)	1,108,368
17,653	Polypore International, Inc.(a)(b)	655,985
26,897	Power Integrations, Inc.	947,850
63,944	Power-One, Inc.(a)	319,720
30,488	Rubicon Technology, Inc.(a)(b)	306,404
24,204	Solazyme, Inc.(a)(b)	332,321
83,278	STR Holdings, Inc.(a)(b)	278,149
77,669	SunPower Corp.(a)(b)	304,462
30,552	Tesla Motors, Inc.(a)(b)	837,736
32,824	Universal Display Corp.(a)(b)	1,042,490
33,596	Veeco Instruments, Inc.(a)(b)	1,199,713
43,924	Zoltek Cos., Inc.(a)	366,326
		20,523,746
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $94,398,492)-99.9%	61,278,791

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 18.9%
11,587,053	Invesco Liquid Assets Portfolio - Institutional Class (Cost $11,587,053)(c)(d)	11,587,053

	Total Investments (Cost $105,985,545)(e)-118.8%	72,865,844
	Other assets less liabilities-(18.8)%	(11,505,530)
	Net Assets-100.0%	$61,360,314

Investment Abbreviations:

ADR      - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therfore considered to be affiliated.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $104,721,596. The net unrealized depreciation was $43,442,805 which consisted of aggregate gross unrealized appreciation of $5,124,616 and aggregate gross unrealized depreciation of $48,567,421.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Coal Portfolio (PKOL)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 10.0%
44,475	Aquila Resources Ltd.(a)	$99,691
104,077	Coalspur Mines Ltd.(a)	66,263
55,322	New Hope Corp. Ltd.	236,948
187,170	Paladin Energy Ltd.(a)	230,453
78,119	Whitehaven Coal Ltd.	301,705
		935,060
	Canada - 12.9%
38,374	Cameco Corp.	804,005
74,046	Denison Mines Corp.(a)	99,733
12,645	SouthGobi Resources Ltd.(a)	49,707
113,565	Uranium One, Inc.(a)	259,467
		1,212,912
	China - 25.0%
774,272	China Coal Energy Co. Ltd., H-Shares	713,992
231,036	China Shenhua Energy Co. Ltd., H-Shares	867,095
74,741	Inner Mongolia Yitai Coal Co. Ltd., Class B	397,921
246,075	Yanzhou Coal Mining Co. Ltd., H-Shares	366,241
		2,345,249
	Indonesia - 16.0%
2,745,492	PT Adaro Energy Tbk	423,499
2,776,312	PT Bumi Resources Tbk	305,057
462,189	PT Indika Energy Tbk	83,990
96,194	PT Indo Tambangraya Megah Tbk	361,299
195,299	PT Tambang Batubara Bukit Asam Tbk	328,078
		1,501,923
	Philippines - 1.6%
26,981	Semirara Mining Corp., Class A	145,295

	Singapore - 1.7%
150,034	Sakari Resources Ltd.	157,962

	Thailand - 3.6%
26,439	Banpu PCL	336,053

	United Kingdom - 1.4%
23,750	Bumi PLC(a)	132,510

	United States - 27.7%
5,000	Alliance Resource Partners LP	306,200
38,343	Alpha Natural Resources, Inc.(a)	268,784
51,871	Arch Coal, Inc.	373,990
14,754	Cloud Peak Energy, Inc.(a)	244,179
26,128	CONSOL Energy, Inc.	757,189
31,109	Peabody Energy Corp.	649,556
		2,599,898
	Total Investments (Cost $16,217,283)(b)-99.9%	9,366,862
	Other assets less liabilities-0.1%	9,860
	Net Assets-100.0%	$9,376,722

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $16,494,238. The net unrealized depreciation was $7,127,376 which consisted of aggregate gross unrealized appreciation of $266,424 and aggregate gross unrealized depreciation of $7,393,800.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 9.5%
63,762	Intrepid Mines Ltd.(a)	$14,762
17,704	Kingsgate Consolidated Ltd.	75,641
22,729	Medusa Mining Ltd.	116,246
93,104	Newcrest Mining Ltd.	2,302,483
55,861	Perseus Mining Ltd.(a)	135,794
47,609	Regis Resources Ltd.(a)	227,460
63,125	Resolute Mining Ltd.(a)	90,344
39,753	St. Barbara Ltd.(a)	58,150
		3,020,880
	Bermuda - 0.5%
49,763	Aquarius Platinum Ltd.	30,158
2,068,797	G-Resources Group Ltd.(a)	120,067
		150,225
	Canada - 52.0%
20,980	Agnico-Eagle Mines Ltd.	921,211
26,750	Alacer Gold Corp.(a)	158,797
14,673	Alamos Gold, Inc.	230,130
34,540	AuRico Gold, Inc.(a)	224,339
20,132	Aurizon Mines Ltd.(a)	89,382
41,158	B2Gold Corp.(a)	132,225
24,571	Banro Corp.(a)	95,607
68,518	Barrick Gold Corp.	2,256,589
19,408	Centerra Gold, Inc.	139,611
19,425	China Gold International Resources Corp. Ltd.(a)	44,963
12,999	Colossus Minerals, Inc.(a)	46,689
13,805	Detour Gold Corp.(a)	306,319
11,826	Dundee Precious Metals, Inc.(a)	92,149
113,749	Eastern Platinum Ltd.(a)	22,130
87,329	Eldorado Gold Corp.	945,345
12,131	Endeavour Silver Corp.(a)	97,067
11,877	Extorre Gold Mines Ltd.(a)	49,413
14,079	First Majestic Silver Corp.(a)	228,680
15,352	Fortuna Silver Mines, Inc.(a)	58,051
17,643	Franco-Nevada Corp.	861,467
33,070	Gabriel Resources Ltd.(a)	58,070
68,900	Goldcorp, Inc.	2,488,457
67,701	Great Basin Gold Ltd.(a)	40,527
8,846	Guyana Goldfields, Inc.(a)	19,593
10,401	Harry Winston Diamond Corp.(a)	134,903
46,086	IAMGOLD Corp.	514,979
8,923	International Tower Hill Mines Ltd.(a)	22,701
9,256	Keegan Resources, Inc.(a)	28,351
139,443	Kinross Gold Corp.	1,165,851
7,646	Kirkland Lake Gold, Inc.(a)	89,100
50,275	Lake Shore Gold Corp.(a)	51,664
24,558	Nevsun Resources Ltd.	85,756
56,592	New Gold, Inc.(a)	576,478
18,806	North American Palladium Ltd.(a)	31,709
26,711	NovaGold Resources, Inc.(a)	107,665
32,210	OceanaGold Corp.(a)	67,807
47,460	Osisko Mining Corp.(a)	405,799
18,860	Pan American Silver Corp.	282,439
16,846	Premier Gold Mines Ltd.(a)	73,784
71,606	Romarco Minerals, Inc.(a)	42,865
35,240	Rubicon Minerals Corp.(a)	110,400
39,662	San Gold Corp.(a)	36,405
33,474	SEMAFO, Inc.	105,535
9,895	Silver Standard Resources, Inc.(a)	126,464
43,300	Silver Wheaton Corp.	1,194,066
20,918	Silvercorp Metals, Inc.	111,446
9,849	Tahoe Resources, Inc.(a)	148,968
50,633	Torex Gold Resources, Inc.(a)	98,508
86,072	Yamana Gold, Inc.	1,276,954
		16,497,408
	Cayman Islands - 0.2%
381,810	China Precious Metal Resources Holdings Co. Ltd.(a)	54,659

	China - 1.2%
107,040	Zhaojin Mining Industry Co. Ltd., H-Shares	134,600
736,600	Zijin Mining Group Co. Ltd., H-Shares	236,551
		371,151
	Jersey Island - 4.2%
115,812	Centamin PLC(a)	120,848
65,028	Polyus Gold International Ltd.(a)	208,357
11,241	Randgold Resources Ltd.	1,021,518
		1,350,723
	Mexico - 2.0%
15,200	Industrias Penoles SAB de CV	622,698

	Russia - 1.0%
24,408	Polymetal International PLC	333,283

	South Africa - 14.2%
6,722	Anglo American Platinum Ltd.	347,756
46,470	AngloGold Ashanti Ltd.	1,600,268
88,333	Gold Fields Ltd.	1,152,025
44,891	Harmony Gold Mining Co. Ltd.	451,527
55,070	Impala Platinum Holdings Ltd.	871,456
30,763	Northam Platinum Ltd.	96,089
		4,519,121
	Turkey - 0.3%
4,274	Koza Altin Isletmeleri AS	84,709

	United Kingdom - 3.1%
13,097	African Barrick Gold Ltd.	77,157
20,170	Fresnillo PLC	460,130
19,075	Hochschild Mining PLC	125,434
18,714	Lonmin PLC	204,661
20,133	Petropavlovsk PLC	134,032
		1,001,414
	United States - 11.8%
11,017	Allied Nevada Gold Corp.(a)	284,790
11,017	Coeur d’Alene Mines Corp.(a)	179,687
34,962	Hecla Mining Co.	157,329
24,297	McEwen Mining, Inc.(a)	72,648
53,269	Newmont Mining Corp.	2,368,872
7,310	Royal Gold, Inc.	553,221
14,186	Stillwater Mining Co.(a)	125,972
		3,742,519

	Total Common Stocks (Cost $39,498,100)	$31,748,790

	Money Market Fund - 0.1%
43,119	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $43,119)	43,119

	Total Investments (Cost $39,541,219)(b)-100.1%	31,791,909
	Liabilities in excess of other assets-(0.1)%	(42,937)
	Net Assets-100.0%	$31,748,972

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $40,171,894. The net unrealized depreciation was $8,379,985 which consisted of aggregate gross unrealized appreciation of $1,338,216 and aggregate gross unrealized depreciation of $9,718,201.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio (PKN)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 6.5%
307,703	Energy Resources of Australia Ltd.(a)	$450,098
312,627	Paladin Energy Ltd.(a)	384,922
5,480	Silex Systems Ltd.(a)	22,260
		857,280
	Canada - 8.9%
19,795	Cameco Corp.	414,741
300,792	Denison Mines Corp.(a)	405,137
160,998	Uranium One, Inc.(a)	367,840
		1,187,718
	France - 11.6%
83,791	Areva SA(a)	1,345,118
9,171	Electricite de France SA	190,539
		1,535,657
	Germany - 5.6%
21,375	E.ON AG	456,728
5,345	RWE AG	210,644
1,901	SGL Carbon SE	77,235
		744,607
	India - 1.7%
9,567	Larsen & Toubro Ltd. GDR	231,521

	Japan - 20.5%
57,000	Hitachi Ltd.	339,372
1,700	Hokkaido Electric Power Co., Inc.	15,694
1,900	Hokuriku Electric Power Co.	19,438
107,000	IHI Corp.	230,166
14,000	Japan Steel Works Ltd. (The)	77,081
8,000	JGC Corp.	247,273
15,400	Kansai Electric Power Co., Inc. (The)	115,944
8,500	Kyushu Electric Power Co., Inc.	66,716
53,000	Mitsubishi Heavy Industries Ltd.	215,800
2,500	Shikoku Electric Power Co., Inc.	38,636
31,700	Sumitomo Electric Industries Ltd.	377,477
1,000	Taihei Dengyo Kaisha Ltd.	6,914
20,000	Tokyo Electric Power Co., Inc.(a)	33,547
175,000	Toshiba Corp.	587,068
2,000	Toshiba Plant Systems & Services Corp.	24,712
52,000	Toyo Engineering Corp.	225,045
9,000	Yokogawa Electric Corp.	93,227
		2,714,110
	Netherlands - 1.1%
4,263	Chicago Bridge & Iron Co. NV	152,360

	South Korea - 4.3%
4,919	Doosan Heavy Industries & Construction Co. Ltd.	264,087
3,232	KEPCO Engineering & Construction Co., Inc.	196,099
4,970	Korea Electric Power Corp.(a)	111,214
		571,400
	United Kingdom - 1.5%
21,414	Serco Group PLC	193,424

	United States - 38.3%
10,376	AMETEK, Inc.	321,656
1,907	Belden, Inc.	61,272
729	CIRCOR International, Inc.	22,446
1,966	Curtiss-Wright Corp.	58,921
5,677	Duke Energy Corp.	384,787
8,412	Emerson Electric Co.	401,841
2,145	Entergy Corp.	155,877
10,318	Exelon Corp.	403,640
2,606	Federal Signal Corp.(a)	14,776
8,088	FirstEnergy Corp.	406,179
2,352	Flowserve Corp.	282,193
4,389	Fluor Corp.	217,607
2,085	General Cable Corp.(a)	54,481
17,056	General Electric Co.	353,912
2,405	Kirby Corp.(a)	126,912
396	Landauer, Inc.	22,556
10,137	McDermott International, Inc.(a)	118,603
1,299	Mine Safety Appliances Co.	44,582
2,201	MKS Instruments, Inc.	58,106
3,571	NextEra Energy, Inc.	253,184
4,815	Parker Hannifin Corp.	386,741
11,907	SAIC, Inc.	137,764
8,298	Shaw Group, Inc. (The)(a)	323,207
2,180	SPX Corp.	132,370
834	Team, Inc.(a)	25,971
322,022	USEC, Inc.(a)	309,141
		5,078,725
	Total Investments (Cost $18,753,092)(b)-100.0%	13,266,802
	Other assets less liabilities-0.0%	1,117
	Net Assets-100.0%	$13,267,919

Investment Abbreviations:

GDR      - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $21,507,843. The net unrealized depreciation was $8,241,041 which consisted of aggregate gross unrealized appreciation of $867,943 and aggregate gross unrealized depreciation of $9,108,984.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Steel Portfolio (PSTL)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 7.4%
17,619	Arrium Ltd.	$13,350
11,365	Atlas Iron Ltd.	20,631
43,317	BlueScope Steel Ltd.(a)	12,080
23,293	Fortescue Metals Group Ltd.	101,236
11,083	Gindalbie Metals Ltd.(a)	4,665
8,975	Mount Gibson Iron Ltd.	9,020
2,327	Sims Metal Management Ltd.	20,325
32,344	Sundance Resources Ltd.(a)	11,403
		192,710
	Austria - 1.7%
1,585	Voestalpine AG	43,237

	Brazil - 10.9%
10,700	Cia Siderurgica Nacional SA	54,917
1,500	Gerdau SA	11,113
2,800	MMX Mineracao e Metalicos SA(a)	7,807
1,500	Usinas Siderurgicas de Minas Gerais SA	6,032
11,200	Vale SA	202,966
		282,835
	Chile - 1.4%
1,034	CAP SA	37,243

	China - 0.9%
14,917	Angang Steel Co. Ltd., H-Shares(a)	7,695
19,066	Fosun International Ltd.	9,172
23,424	Maanshan Iron & Steel Co. Ltd., H-Shares(a)	5,257
		22,124
	Finland - 0.7%
12,526	Outokumpu Oyj(a)	10,976
1,185	Rautaruukki Oyj	7,749
		18,725
	Germany - 4.6%
534	Salzgitter AG	19,506
5,378	ThyssenKrupp AG	99,150
		118,656
	Japan - 17.4%
1,000	Aichi Steel Corp.	3,828
4,369	Daido Steel Co. Ltd.	24,950
1,686	Hitachi Metals Ltd.	18,652
6,678	JFE Holdings, Inc.	88,841
35,321	Kobe Steel Ltd.	33,467
945	Maruichi Steel Tube Ltd.	18,513
73,000	Nippon Steel Corp.	147,682
9,999	Nisshin Steel Co. Ltd.	11,138
1,680	Sanyo Special Steel Co. Ltd.	6,238
49,322	Sumitomo Metal Industries Ltd.	73,257
1,359	Tokyo Steel Manufacturing Co. Ltd.	5,081
700	Yamato Kogyo Co. Ltd.	19,942
		451,589
	Luxembourg - 8.7%
646	APERAM SA	8,879
12,704	ArcelorMittal SA	204,410
687	Ternium SA ADR	13,431
		226,720
	Mexico - 0.5%
2,381	Industrias CH SAB de CV, Series B(a)	11,947

	Russia - 1.9%
1,049	Mechel ADR	6,798
1,213	Novolipetsk Steel OJSC GDR	20,196
2,085	Severstal GDR	23,352
		50,346
	South Africa - 3.0%
1,665	ArcelorMittal South Africa Ltd.	9,060
1,098	Kumba Iron Ore Ltd.	68,846
		77,906
	South Korea - 12.0%
512	Dongkuk Steel Mill Co. Ltd.	6,725
416	Hyundai Hysco Co. Ltd.	16,171
790	Hyundai Steel Co.	58,693
696	POSCO	224,382
151	Seah Besteel Corp.	4,414
		310,385
	Spain - 0.6%
1,522	Acerinox SA	15,207

	Sweden - 1.2%
313	Hoganas AB, Class B	10,120
2,586	SSAB AB, Class A	21,330
		31,450
	Switzerland - 0.2%
914	Schmolz + Bickenbach AG	3,936

	Taiwan - 5.0%
114,059	China Steel Corp.	101,348
6,848	Feng Hsin Iron & Steel Co. Ltd.	10,914
11,815	Tung Ho Steel Enterprise Corp.	10,616
19,120	Yieh Phui Enterprise Co. Ltd.	5,801
		128,679
	Turkey - 0.9%
21,935	Eregli Demir ve Celik Fabrikalari TAS	24,125

	United Kingdom - 0.6%
4,389	Evraz PLC	16,332

	United States - 20.2%
1,549	AK Steel Holding Corp.	8,241
1,494	Allegheny Technologies, Inc.	44,865
615	Carpenter Technology Corp.	29,434
2,001	Cliffs Natural Resources, Inc.	81,821
1,618	Commercial Metals Co.	20,856
170	Haynes International, Inc.	8,192
4,359	Nucor Corp.	170,873
1,050	Reliance Steel & Aluminum Co.	54,054
298	Schnitzer Steel Industries, Inc., Class A	8,555
3,066	Steel Dynamics, Inc.	39,521
2,016	United States Steel Corp.	41,630
733	Worthington Industries, Inc.	15,906
		523,948
	Total Investments (Cost $4,320,871)(b)-99.8%	2,588,100
	Other assets less liabilities-0.2%	6,231
	Net Assets-100.0%	$2,594,331

Investment Abbreviations:

ADR      - American Depositary Receipt

GDR      - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $4,389,360. The net unrealized depreciation was $1,801,260 which consisted of aggregate gross unrealized appreciation of $55,328 and aggregate gross unrealized depreciation of $1,856,588.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Austria - 0.1%
16,125	BWT AG	$259,454

	Bermuda - 0.1%
9,205,000	HanKore Environment Tech Group Ltd.(a)	251,533

	Brazil - 4.6%
229,039	Cia de Saneamento Basico do Estado de Sao Paulo	9,765,960

	Canada - 0.4%
177,839	GLV, Inc., Class A(a)	321,150
116,129	Pure Technologies Ltd.(a)	513,271
		834,421
	Cayman Islands - 0.8%
197,425	Consolidated Water Co. Ltd.	1,618,885

	China - 0.2%
1,550,000	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	351,834

	Finland - 5.5%
771,921	Kemira Oyj	9,696,724
176,382	Uponor Oyj(b)	1,831,192
		11,527,916
	France - 15.2%
1,478,987	Suez Environnement Co.(b)	16,278,265
1,406,612	Veolia Environnement SA	15,893,970
		32,172,235
	Japan - 5.8%
9,600	Ebara Jitsugyo Co. Ltd.	146,766
365,931	Kurita Water Industries Ltd.	8,293,186
359,346	Organo Corp.	2,461,589
137,900	Torishima Pump Manufacturing Co. Ltd.	1,334,858
		12,236,399
	Malaysia - 1.1%
5,539,700	Puncak Niaga Holding Bhd(a)	2,372,008

	Singapore - 3.1%
292,000	Asia Water Technology Ltd.(a)	10,795
4,146,516	Hyflux Ltd.	4,632,234
2,112,598	Sound Global Ltd.	1,044,202
3,136,000	United Envirotech Ltd.	806,526
		6,493,757
	Switzerland - 3.9%
41,517	Geberit AG	8,171,884

	United Kingdom - 19.4%
1,166,510	Halma PLC	7,228,500
69,891	Modern Water PLC(a)	41,065
712,387	Pennon Group PLC	8,572,164
303,207	Severn Trent PLC	8,194,861
1,588,498	United Utilities Group PLC	16,998,893
		41,035,483
	United States - 39.8%
217,048	American Water Works Co., Inc.	7,867,990
156,291	Flowserve Corp.	18,751,794
136,723	Itron, Inc.(a)	5,328,095
144,296	Pall Corp.	7,706,849
197,047	Pentair, Inc.(b)	8,636,570
105,538	Toro Co. (The)	3,968,229
53,386	Valmont Industries, Inc.	6,613,458
201,345	Waters Corp.(a)	15,600,211
100,033	Watts Water Technologies, Inc., Class A	3,365,110
254,695	Xylem, Inc.	6,107,586
		83,945,892
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $215,159,533)-100.0%	211,037,661

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund -5.1%

10,696,802	Invesco Liquid Assets Portfolio - Institutional Class (Cost $10,696,802)(c)(d)	10,696,802

	Total Investments (Cost $225,856,335)(e)-105.1%	221,734,463
	Liabilities in excess of other assets-(5.1)%	(10,712,932)
	Net Assets-100.0%	$211,021,531

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $245,455,519. The net unrealized depreciation was $23,721,056 which consisted of aggregate gross unrealized appreciation of $21,430,043 and aggregate gross unrealized depreciation of $45,151,099.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Wind Energy Portfolio (PWND)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Bermuda - 1.7%
4,690,000	China WindPower Group Ltd.	$137,307

	Canada - 12.6%
83,504	Innergex Renewable Energy, Inc.	904,772
75,431	Western Wind Energy Corp.(a)	141,485
		1,046,257
	Cayman Islands - 1.4%
86,729	China Ming Yang Wind Power Group Ltd. ADR(a)(b)	119,686

	China - 20.7%
4,000	Beijing Jingneng Clean Energy Co. Ltd., H-Shares	903
2,728,000	China Datang Corp. Renewable Power Co. Ltd., H-Shares	313,132
899,000	China High Speed Transmission Equipment Group Co. Ltd.(a)	242,326
1,387,000	China Longyuan Power Group Corp., H-Shares	894,418
3,000	Guodian Technology & Environment Group Co. Ltd., H-Shares(a)	557
2,088,000	Huaneng Renewables Corp. Ltd., H-Shares(a)	269,293
		1,720,629
	Denmark - 10.7%
46,725	Greentech Energy Systems A/S(a)	111,358
162,115	Vestas Wind Systems A/S(a)(b)	777,016
		888,374
	France - 2.2%
3,014	GDF Suez	67,501
77,164	Theolia SA(a)	112,137
		179,638
	Germany - 8.1%
4,308	E.ON AG	92,051
77,470	Nordex SE(a)(b)	290,995
63,417	PNE Wind AG	109,342
1,024	RWE AG	40,355
1,589	Siemens AG	135,224
		667,967
	Greece - 0.8%
43,928	Terna Energy SA	63,838

	Italy - 12.6%
631,722	Enel Green Power SpA	906,367
129,725	Falck Renewables SpA	140,591
		1,046,958
	Japan - 3.6%
165	Japan Wind Development Co. Ltd.(a)(b)	217,605
7,000	Mitsubishi Heavy Industries Ltd.	28,502
3,300	Mitsui & Co. Ltd.	49,310
		295,417
	Spain - 7.3%
52	Acciona SA	2,273
95,296	EDP Renovaveis SA(a)	294,343
182,326	Gamesa Corp. Tecnologica SA	275,740
9,347	Iberdrola SA	33,958
		606,314
	Sweden - 3.2%
36,795	Arise Windpower AB(a)	139,286
32,849	Eolus Vind AB, Class B	127,251
		266,537
	Switzerland - 4.1%
5,014	ABB Ltd.	87,795
582	Gurit Holding AG	250,592
		338,387
	United States - 11.0%
1,347	AES Corp. (The)(a)	16,245
55,448	American Superconductor Corp.(a)(b)	205,712
1,515	Duke Energy Corp.	102,687
681	Edison International	31,448
6,857	General Electric Co.	142,283
872	NextEra Energy, Inc.	61,825
1,019	Xcel Energy, Inc.	29,857
38,621	Zoltek Cos., Inc.(a)	322,099
		912,156
	Total Common Stocks and Other Equity Interests (Cost $16,694,847)	8,289,465

	Money Market Fund - 0.0%
709	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $709)	709

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $16,695,556)-100.0%	8,290,174

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund -12.6%
1,047,300	Invesco Liquid Assets Portfolio - Institutional Class (Cost $1,047,300)(c)(d)	1,047,300

	Total Investments (Cost $17,742,856)(e)-112.6%	9,337,474
	Other assets less liabilities-(12.6)%	(1,042,898)
	Net Assets-100.0%	$8,294,576

Investment Abbreviations:

ADR      - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therfore considered to be affiliated.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $19,776,799. The net unrealized depreciation was $10,439,325 which consisted of aggregate gross unrealized appreciation of $290,688 and aggregate gross unrealized depreciation of $10,730,013.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio (PMNA)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Egypt - 20.3%
95,035	Citadel Capital SAE(a)	$47,089
161,673	Commercial International Bank Egypt SAE	728,689
111,120	Egyptian Financial Group-Hermes Holding SAE(a)	196,458
58,206	Ezz Steel	70,712
31,801	Orascom Construction Industries	1,369,671
782,363	Orascom Telecom Holding SAE(a)	417,278
769,181	Orascom Telecom Media & Technology Holding SAE	73,439
17,198	Six of October Development & Investment Co.(a)	47,279
319,333	Talaat Moustafa Group(a)	211,846
106,305	Telecom Egypt Co.	220,144
		3,382,605
	Jordan - 7.6%
128,130	Arab Bank PLC	1,266,464

	Kuwait - 18.9%
70,000	Agility Public Warehousing Co. KSC	95,618
70,000	Boubyan Bank KSC(a)	149,015
50,000	Boubyan Petrochemicals Co.	99,344
70,900	Burgan Bank SAK	119,487
133,000	Gulf Bank KSC(a)	186,393
173,995	Kuwait Finance House KSC	425,959
28,000	Mabanee Co. SAKC	117,225
259,500	Mobile Telecommunications Co. KSC	635,285
351,439	National Bank of Kuwait SAK	1,234,433
117,500	National Industries Group Holding(a)	77,541
		3,140,300
	Morocco - 8.1%
8,197	Alliances Developpement Immobilier SA	648,684
89,595	Douja Promotion Groupe Addoha SA	691,977
		1,340,661
	Oman - 4.1%
505,470	BankMuscat SAOG	680,087

	Qatar - 19.5%
18,794	Barwa Real Estate Co.	144,254
16,616	Doha Bank QSC	256,898
9,139	Gulf International Services QSC	65,378
56,619	Masraf Al Rayan	419,031
5,181	Qatar Electricity & Water Co.	192,645
25,786	Qatar Gas Transport Co. Ltd. (Nakilat)	111,176
18,888	Qatar Islamic Bank	403,544
35,710	Qatar National Bank	1,304,269
10,057	Qatar Navigation	159,909
6,187	Qatar Telecom (Qtel) QSC	178,230
		3,235,334
	United Arab Emirates - 21.4%
978,104	Air Arabia PJSC	169,897
962,142	Aldar Properties PJSC	303,862
495,992	Arabtec Holding Co.	394,309
1,637,746	Dana Gas PJSC(a)	173,896
539,007	Drake & Scull International	126,057
506,227	Dubai Financial Market(a)	134,654
914,030	Dubai Investments PJSC	179,422
1,513,303	Emaar Properties PJSC	1,400,825
170,161	Islamic Arab Insurance Co.(a)	29,835
286,240	National Bank of Abu Dhabi PJSC	654,619
		3,567,376
	Total Investments (Cost $16,281,898)(b)-99.9%	16,612,827
	Other assets less liabilities-0.1%	15,518
	Net Assets-100.0%	$16,628,345

Notes to the Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $20,577,063. The net unrealized depreciation was $3,964,236 which consisted of aggregate gross unrealized appreciation of $1,603,688 and aggregate gross unrealized depreciation of $5,567,924.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Quality Portfolio  (IDHQ)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 9.7%
2,583	Ansell Ltd.	$36,071
19,927	Ausdrill Ltd.	70,040
1,471	Australia & New Zealand Banking Group Ltd.	36,440
4,248	Bendigo & Adelaide Bank Ltd.	36,657
1,079	BHP Billiton Ltd.	36,256
6,550	Cabcharge Australia Ltd.	38,669
1,232	Campbell Brothers Ltd.	60,806
8,272	Cardno Ltd.	72,687
4,956	Coca-Cola Amatil Ltd.	72,651
1,528	Cochlear Ltd.	106,031
1,834	Commonwealth Bank of Australia	111,034
841	CSL Ltd.	37,791
5,403	Fleetwood Corp. Ltd.	74,428
10,291	Iress Ltd.	72,559
7,348	JB Hi-Fi Ltd.	68,357
10,372	Metcash Ltd.	37,220
3,105	Monadelphous Group Ltd.	71,102
15,187	Navitas Ltd.	62,010
2,738	Origin Energy Ltd.	34,029
10,675	Primary Health Care Ltd.	33,926
1,404	Ramsay Health Care Ltd.	35,046
2,599	Sonic Healthcare Ltd.	34,599
4,461	Super Retail Group Ltd.	35,960
8,745	Toll Holdings Ltd.	36,995
7,942	UGL Ltd.	108,985
1,491	Westpac Banking Corp.	36,402
3,661	Woolworths Ltd.	110,070
1,351	WorleyParsons Ltd.	37,093
		1,603,914
	Austria - 0.2%
660	Andritz AG	36,215

	Belgium - 1.3%
1,563	Colruyt SA	71,106
2,040	Delhaize Group SA	73,122
872	D’ieteren SA NV	36,288
1,625	KBC Groep NV	34,102
		214,618
	Bermuda - 0.4%
71,000	Huabao International Holdings Ltd.	31,775
16,000	Luk Fook Holdings (International) Ltd.	38,794
		70,569
	Canada - 9.3%
707	Alimentation Couche Tard, Inc., Class B	33,505
1,387	Astral Media, Inc., Class A	68,056
1,304	Bank of Nova Scotia	68,108
785	Canadian National Railway Co.	69,290
1,290	Canadian Natural Resources Ltd.	35,201
1,015	Canadian Tire Corp. Ltd., Class A	67,150
996	Canadian Utilities Ltd., Class A	69,560
983	Emera, Inc.	34,640
1,678	Enbridge, Inc.	68,690
2,067	Fortis, Inc.	69,168
3,097	Great-West Lifeco, Inc.	66,989
1,332	Husky Energy, Inc.	33,104
886	IGM Financial, Inc.	34,731
2,411	Imperial Oil Ltd.	103,339
729	Laurentian Bank of Canada	34,584
3,201	Loblaw Cos. Ltd.	104,017
3,131	Manulife Financial Corp.	33,643
1,907	Metro, Inc.	105,881
457	National Bank of Canada	34,050
2,071	Nexen, Inc.	52,648
1,453	Power Corp. of Canada	33,400
1,356	Power Financial Corp.	33,443
649	Royal Bank of Canada	33,269
1,637	Shoppers Drug Mart Corp.	67,535
38,830	Sino-Forest Corp.(a)	—
2,316	Suncor Energy, Inc.	70,846
547	TELUS Corp.	34,175
1,619	Toromont Industries Ltd.	33,679
790	TransCanada Corp.	35,997
		1,528,698
	Cayman Islands - 1.5%
36,000	Daphne International Holdings Ltd.	36,029
20,000	ENN Energy Holdings Ltd.	76,738
195,000	Geely Automobile Holdings Ltd.	64,886
104,000	Sa Sa International Holdings Ltd.	63,444
		241,097
	Denmark - 1.1%
692	Novo Nordisk A/S, Class B	107,027
2,716	Novozymes A/S, Class B	67,112
		174,139
	Finland - 0.4%
562	Kone Oyj, Class B	34,952
1,702	Orion Oyj, Class B	34,041
		68,993
	France - 5.6%
928	Air Liquide SA	103,979
255	Christian Dior SA	35,346
367	Dassault Systemes SA	36,339
760	Essilor International SA	66,305
1,109	Eutelsat Communications SA	33,571
119	Hermes International	32,484
1,207	Ipsos	35,125
462	LVMH Moet Hennessy Louis Vuitton SA	69,728
502	PPR	75,425
733	Publicis Groupe SA	36,204
655	Rubis	34,525
903	Sanofi	73,920
655	Schneider Electric SA	37,131
570	SEB SA	37,907
1,396	Sodexo	105,613
761	Total SA	35,244
1,561	Vinci SA	66,421
		915,267
	Germany - 5.2%
948	Adidas AG	71,346

902	Bechtle AG	$34,437
419	Bilfinger Berger AG	34,486
1,098	CTS Eventim AG	32,319
775	Fielmann AG	69,608
1,443	Fresenius Medical Care AG & Co. KGaA	104,939
320	Fresenius SE & Co. KGaA	34,207
1,853	Fuchs Petrolub AG (Preference)	99,053
2,534	Gerry Weber International AG	104,483
1,425	Hochtief AG(a)	67,978
340	MAN SE	31,953
438	MTU Aero Engines Holding AG	33,002
145	Rational AG	33,224
1,704	Rhoen Klinikum AG	36,725
561	SAP AG	35,830
400	Siemens AG	34,040
		857,630
	Hong Kong - 2.9%
9,800	Bank of East Asia Ltd. (The)	34,189
3,000	Cheung Kong (Holdings) Ltd.	39,504
34,000	Chow Sang Sang Holdings International Ltd.	69,371
10,500	Hengan International Group Co. Ltd.	99,669
14,700	Hong Kong & China Gas Co. Ltd.	34,050
800	Jardine Strategic Holdings Ltd.	25,128
18,000	Li & Fung Ltd.	35,565
15,000	Lifestyle International Holdings Ltd.	34,513
3,000	Sun Hung Kai Properties Ltd.	37,511
27,500	Techtronic Industries Co.	37,241
11,000	Yue Yuen Industrial (Holdings) Ltd.	33,339
		480,080
	Ireland - 1.1%
1,825	CRH PLC	33,590
1,491	DCC PLC	37,074
842,107	Irish Bank Resolution Corp. Ltd.(a)	—
740	Kerry Group PLC, Class A	33,674
1,032	Paddy Power PLC	69,649
		173,987
	Israel - 0.2%
2,479	Osem Investments Ltd.	30,795

	Italy - 1.9%
10,023	Davide Campari-Milano SpA	69,249
9,987	Recordati SpA	67,462
2,317	Saipem SpA	107,149
776	Tod’s SpA	71,533
		315,393
	Japan - 20.6%
790	ABC-Mart, Inc.	31,964
1,100	Ain Pharmaciez, Inc.	69,085
3,000	Air Water, Inc.	36,338
2,992	Arcs Co. Ltd.	65,970
4,594	Asahi Group Holdings Ltd.	103,644
6,988	Bank of Yokohama Ltd. (The)	31,853
894	Canon, Inc.	30,334
4	Central Japan Railway Co.	33,188
2,000	Daihatsu Motor Co. Ltd.	33,777
1,600	Daiichikosho Co. Ltd.	32,840
1,294	Daikin Industries Ltd.	35,523
2,000	Daiseki Co. Ltd.	33,700
696	Daito Trust Construction Co. Ltd.	67,283
1,100	DeNA Co. Ltd.	23,972
1,088	Denso Corp.	35,092
600	East Japan Railway Co.	38,566
200	FANUC Corp.	31,268
200	Fast Retailing Co. Ltd.	41,357
1,000	FP Corp.	69,782
1,100	Fuyo General Lease Co. Ltd.	35,986
8,000	GS Yuasa Corp.	32,061
694	Hisamitsu Pharmaceutical Co., Inc.	35,100
2,000	House Foods Corp.	33,470
1,612	Izumi Co. Ltd.	32,653
988	JGC Corp.	30,538
1,900	JSR Corp.	33,816
5,000	Kaken Pharmaceutical Co. Ltd.	71,127
5,998	Kansai Paint Co. Ltd.	63,052
1,200	Kao Corp.	32,589
5	KDDI Corp.	34,635
4,500	Kewpie Corp.	66,780
1,100	Kintetsu World Express, Inc.	34,282
3,000	Kirin Holdings Co. Ltd.	34,264
1,194	Kobayashi Pharmaceutical Co. Ltd.	62,452
5,012	Koito Manufacturing Co. Ltd.	64,046
3,490	K’s Holdings Corp.	114,397
2,800	Kuraray Co. Ltd.	33,055
1,494	Kurita Water Industries Ltd.	33,859
2,990	Maeda Road Construction Co. Ltd.	40,045
1,592	Miraca Holdings, Inc.	68,083
2,300	Mitsui & Co. Ltd.	34,367
3,000	Mochida Pharmaceutical Co. Ltd.	36,031
3,306	NHK Spring Co. Ltd.	35,092
1,500	Nichi-iko Pharmaceutical Co. Ltd.	32,362
1,000	Nihon Kohden Corp.	32,727
688	Nitori Holdings Co. Ltd.	64,483
85	NTT Urban Development Corp.	69,219
300	Oriental Land Co. Ltd.	37,414
6	Osaka Securities Exchange Co. Ltd.	35,531
930	Point, Inc.	32,580
488	Rinnai Corp.	31,617
3,000	Rohto Pharmaceutical Co. Ltd.	40,679
596	Ryohin Keikaku Co. Ltd.	32,356
5,000	San-in Godo Bank Ltd. (The)	35,211
300	Sawai Pharmaceutical Co. Ltd.	32,804
896	Shimamura Co. Ltd.	104,399
600	Shin-Etsu Chemical Co. Ltd.	30,576
1,100	Sho-Bond Holdings Co. Ltd.	32,831
2,294	Stanley Electric Co. Ltd.	34,102
998	Sugi Holdings Co. Ltd.	33,314
988	Sumitomo Realty & Development Co. Ltd.	24,947
2,996	Sundrug Co. Ltd.	104,611
1,712	Suzuki Motor Corp.	31,588
1,700	Sysmex Corp.	74,552
1,500	Taikisha Ltd.	32,843
700	Takeda Pharmaceutical Co. Ltd.	32,266
2,200	Tokai Rika Co. Ltd.	34,423
1,200	Towa Pharmaceutical Co. Ltd.	70,371
1,000	Toyo Suisan Kaisha, Ltd.	24,110
1,196	Toyota Industries Corp.	32,174
890	Toyota Motor Corp.	34,415
1,192	Unicharm Corp.	65,781
2,000	Valor Co. Ltd.	32,778
201	Yahoo! Japan Corp.	73,554
738	Yamada Denki Co. Ltd.	38,506
1,200	Yamato Kogyo Co. Ltd.	34,187
		3,390,627

	Luxembourg - 0.4%
2,859	SES SA FDR	$68,906

	Netherlands - 1.2%
3,167	Arcadis NV	66,110
1,037	Koninklijke Vopak NV	65,823
2,844	Royal Imtech NV	72,695
		204,628
	New Zealand - 0.2%
11,637	Ryman Healthcare Ltd.	34,578

	Norway - 0.2%
744	Yara International ASA	35,338

	Portugal - 1.0%
28,055	EDP-Energias de Portugal SA	64,058
4,160	Jeronimo Martins SGPS SA	65,321
7,442	Portugal Telecom SGPS SA	31,620
		160,999
	Singapore - 1.9%
2,000	Jardine Cycle & Carriage Ltd.	75,065
8,000	Keppel Corp. Ltd.	71,883
46,000	Olam International Ltd.	68,210
17,000	SembCorp Marine Ltd.	66,401
25,000	SMRT Corp. Ltd.	32,751
		314,310
	South Korea - 6.6%
1,530	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	33,831
929	Dongbu Insurance Co. Ltd.	34,510
280	Green Cross Corp.	35,909
1,490	Halla Climate Control Corp.	33,605
770	Hotel Shilla Co. Ltd.	32,996
305	Hyundai Department Store Co. Ltd.	34,395
2,420	Hyundai Greenfood Co. Ltd.	33,926
142	Hyundai MOBIS	37,615
106	Korea Zinc Co. Ltd.	36,001
457	KT&G Corp.	33,670
260	LG Chem Ltd.	72,208
864	LG Chem Ltd. (Preference)	73,820
709	LG Corp.	36,685
194	LG Household & Health Care Ltd.	100,035
181	OCI Co. Ltd.	32,178
662	S1 Corp.	33,784
439	Samsung Engineering Co. Ltd.	70,861
180	Samsung Fire & Marine Insurance Co. Ltd.	33,751
2,150	Samsung Heavy Industries Co. Ltd.	74,448
193	Shinsegae Co. Ltd.	35,591
3,350	Woongjin Coway Co. Ltd.	104,889
623	Yuhan Corp.	68,327
		1,083,035
	Spain - 5.3%
8,190	Abengoa SA	108,933
5,261	Abertis Infraestructuras SA	65,148
153	Construcciones y Auxiliar de Ferrocarriles SA	68,776
2,075	Ebro Foods SA	32,633
2,851	Gas Natural SDG SA	35,199
8,599	Iberdrola SA	31,241
4,408	Indra Sistemas SA	39,157
1,019	Industria de Diseno Textil SA (Inditex)	105,203
53,660	Mapfre SA	98,004
13,450	Prosegur, Cia de Seguridad SA	61,951
2,393	Red Electrica Corporacion SA	94,970
2,754	Telefonica SA	31,295
1,586	Viscofan SA	72,836
2,986	Zardoya Otis SA	33,281
		878,627
	Sweden - 2.6%
1,960	Alfa Laval AB	34,066
1,450	Elekta AB, Class B	67,554
3,960	Getinge AB, Class B	113,507
1,913	Hennes & Mauritz AB, Class B	70,922
2,478	NIBE Industrier AB, Class B	34,036
2,031	Scania AB, Class B	35,121
5,213	Skandinaviska Enskilda Banken AB, Class A	38,431
821	Swedish Match AB	34,670
		428,307
	Switzerland - 1.9%
1,383	Aryzta AG(a)	68,834
55	Galenica AG	31,801
92	Kaba Holding AG, Class B	33,765
385	PSP Swiss Property AG(a)	34,614
360	Sonova Holding AG(a)	34,120
306	Syngenta AG	104,682
		307,816
	United Kingdom - 17.3%
3,653	Admiral Group PLC	62,501
2,232	Aggreko PLC	71,411
1,676	Associated British Foods PLC	32,956
2,208	AstraZeneca PLC	103,318
1,224	Aveva Group PLC	34,251
2,490	Babcock International Group PLC	33,493
2,557	Bellway PLC	32,151
3,325	BG Group PLC	65,745
1,224	BHP Billiton PLC	35,843
4,474	Bovis Homes Group PLC	31,614
1,919	British American Tobacco PLC	102,152
2,012	Bunzl PLC	35,118
6,277	Capita PLC	69,925
17,971	Carillion PLC	71,209
5,741	Chemring Group PLC	26,023
3,304	Compass Group PLC	35,486
4,388	Dechra Pharmaceuticals PLC	33,674
1,287	Diageo PLC	34,421
4,002	Domino Printing Sciences PLC	34,644
4,204	Domino’s Pizza Group PLC	33,725
2,319	Experian PLC	34,481
1,451	Fidessa Group PLC	31,873
3,345	Galliford Try PLC	32,048
3,755	Greene King PLC	35,241
8,384	Greggs PLC	67,651
10,266	Halma PLC	63,615
2,725	IMI PLC	35,096
851	Imperial Tobacco Group PLC	33,054
16,007	Intermediate Capital Group PLC	65,182
2,398	Intertek Group PLC	102,721
6,933	J Sainsbury PLC	35,119
2,889	John Wood Group PLC	35,261
1,789	Kier Group PLC	35,598
31,755	Man Group PLC	39,629
5,432	Meggitt PLC	32,639
16,309	Mitie Group PLC	69,351
16,096	N Brown Group PLC	66,301

1,356	Next PLC	$68,390
2,765	Pennon Group PLC	33,271
3,403	Persimmon PLC	32,817
1,833	Reckitt Benckiser Group PLC	100,719
2,026	Rotork PLC	70,026
1,617	SABMiller PLC	69,849
7,582	Sage Group PLC (The)	34,153
5,901	Savills PLC	34,089
11,808	Serco Group PLC	106,657
2,199	Spirax-Sarco Engineering PLC	67,702
1,535	SSE PLC	31,578
2,932	Standard Chartered PLC	67,277
20,663	Tesco PLC	102,984
2,167	Travis Perkins PLC	34,258
1,808	Victrex PLC	35,948
1,409	Weir Group PLC (The)	36,536
16,049	William Morrison Supermarkets PLC	69,729
5,423	WPP PLC	68,654
		2,859,157
	Total Investments (Cost $17,220,766)(b)-100.0%	16,477,723
	Liabilities in excess of other assets-(0.0)%	(2,163)
	Net Assets-100.0%	$16,475,560

Investment Abbreviations:

FDR        - Fiduciary Depositary Receipts

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $17,265,337. The net unrealized depreciation was $787,614 which consisted of aggregate gross unrealized appreciation of $525,551 and aggregate gross unrealized depreciation of $1,313,165.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Ibbotson Alternative Completion Portfolio (PTO)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds - 100.0%
	Commodity Funds - 22.8%
20,164	PowerShares DB Agriculture Fund(a)(b)	$607,138
21,124	PowerShares DB Base Metals Fund(a)(b)	377,697
30,619	PowerShares DB Energy Fund(a)(b)	811,404
6,886	PowerShares DB Precious Metals Fund(a)(b)	377,697
		2,173,936
	Currency Funds - 7.9%
30,179	PowerShares DB G10 Currency Harvest Fund(a)(b)	753,569

	Domestic Equity Funds - 4.0%
18,400	PowerShares S&P 500 BuyWrite Portfolio(c)	378,856

	Fixed Income Funds - 32.7%
3,073	iShares Barclays TIPS Bond Fund	373,185
6,120	PIMCO Broad U.S. TIPS Index Fund	373,258
38,702	PowerShares Emerging Markets Sovereign Debt Portfolio(c)	1,159,512
57,410	PowerShares Preferred Portfolio(c)	845,650
6,169	SPDR Barclays Capital TIPS ETF	374,088
		3,125,693
	International Equity Funds - 32.6%
22,569	PowerShares Emerging Markets Infrastructure Portfolio(c)	846,563
27,545	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(c)	569,903
10,056	PowerShares Global Agriculture Portfolio(c)	293,736
8,199	PowerShares Global Gold and Precious Metals Portfolio(c)	272,617
108,610	PowerShares MENA Frontier Countries Portfolio(c)	1,129,544
		3,112,363
	Total Exchange Traded Funds (Cost $9,222,111)	9,544,417

	Money Market Fund - 0.0%
4,774	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $4,774)	4,774

	Total Investments (Cost $9,226,885)(d)-100.0%	9,549,191
	Liabilities in excess of other assets-(0.0)%	(1,897)
	Net Assets-100.0%	$9,547,294

Investment Abbreviations:

ETF        - Exchange-Traded Fund

TIPS       - Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Not considered to be affiliated.

(c) The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from the investment in affiliated ETFs for the nine months ended July 31, 2012.

				Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain		Value	Dividend
	October 31, 2011	Cost	Sales	(Depreciation)	(Loss)		July 31, 2012	Income

PowerShares Emerging Markets Infrastructure Portfolio	$836,282	$339,674	$(257,923)	$(76,703)	$5,233		$846,563	$10,277
PowerShares Emerging Markets Sovereign Debt Portfolio	1,019,518	397,337	(354,674)	85,920	11,411		1,159,512	40,125
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	513,666	220,391	(132,813)	(31,413)	72		569,903	10,690
PowerShares Global Agriculture Portfolio	263,376	98,940	(67,321)	(11,533)	10,274		293,736	3,525
PowerShares Global Gold and Precious Metals Portfolio	254,649	147,573	(51,421)	(80,103)	1,919		272,617	3,593
PowerShares MENA Frontier Countries Portfolio	1,017,800	437,736	(240,213)	(73,512)	(12,267)		1,129,544	43,410
PowerShares Preferred Portfolio	756,859	273,775	(225,401)	36,469	3,948		845,650	40,840
PowerShares S&P 500 BuyWrite Portfolio	351,651	126,724	(101,835)	1,637	679	(e)	378,856	35,425
Total Investments in Affiliates	$5,013,801	$2,042,150	$(1,431,601)	$(149,238)	$21,269		$5,496,381	$187,885

(d) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $9,233,193. The net unrealized appreciation was $315,998 which consisted of aggregate gross unrealized appreciation of $574,705 and aggregate gross unrealized depreciation of $258,707.

(e) Includes $1,887 of capital gains from affiliated underlying funds.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds - 100.0%
	Domestic Equity Funds - 36.6%
3,216	iShares Dow Jones U.S. Financial Services Index Fund	$166,460
4,397	iShares Dow Jones U.S. Healthcare Sector Index Fund	353,167
7,450	iShares Dow Jones U.S. Technology Sector Index Fund	532,824
3,893	iShares Dow Jones U.S. Utilities Sector Index Fund	360,725
21,327	PowerShares Dividend AchieversTM Portfolio(a)	344,858
38,788	PowerShares DWA Technical LeadersTM Portfolio(a)	1,028,270
127,157	PowerShares Fundamental Pure Large Core Portfolio(a)	3,428,153
		6,214,457
	Fixed Income Funds - 18.6%
1,862	iShares iBoxx $ High Yield Corporate Bond Fund	170,745
12,525	PowerShares Active Low Duration Fund(a)	317,678
6,093	PowerShares Emerging Markets Sovereign Debt Portfolio(a)	182,546
44,192	PowerShares Fundamental High Yield® Corporate Bond Portfolio(a)	833,461
17,948	SPDR Barclays Capital 1-3 Month T-Bill ETF	822,198
10,156	SPDR Barclays Capital High Yield Bond ETF	405,021
5,248	Vanguard Short-Term Corporate Bond ETF	418,371
		3,150,020
	International Equity Funds - 44.8%
10,663	Global X FTSE Asean 40 ETF	173,593
4,910	iShares MSCI All Country Asia ex-Japan Index Fund(b)	260,132
4,232	iShares MSCI Emerging Markets Index Fund	165,556
14,556	iShares MSCI Germany Index Fund	294,177
4,909	iShares MSCI Pacific ex-Japan Index Fund	210,203
28,615	iShares MSCI United Kingdom Index Fund	470,144
25,397	iShares S&P SmallCap 600 Index Fund	1,846,362
23,704	PowerShares Active U.S. Real Estate Fund(a)	1,361,084
8,632	PowerShares DWA Emerging Markets Technical Leaders Portfolio(a)	144,845
16,254	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(a)	510,701
52,149	PowerShares FTSE RAFI Emerging Markets Portfolio(a)	1,060,711
39,451	PowerShares International Dividend AchieversTM Portfolio(a)	578,588
4,742	Vanguard MSCI Europe ETF	150,084
8,463	WisdomTree Emerging Markets SmallCap Dividend Fund	368,564
		7,594,744
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $16,579,899)-100.0%	16,959,221

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.6%
108,000	Invesco Liquid Assets Portfolio - Institutional Class (Cost $108,000)(c)(d)	108,000

	Total Investments (Cost $16,687,899)(e)-100.6%	17,067,221
	Liabilities in excess of other assets-(0.6)%	(106,614)
	Net Assets-100.0%	$16,960,607

Investment Abbreviations:

ETF      - Exchange-Traded Fund

Notes to Schedule of Investments:

(a) The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from the investment in affiliated ETFs for the nine months ended July 31, 2012.

				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	October 31, 2011	Cost	Sales	(Depreciation)	(Loss)	July 31, 2012	Income
PowerShares Active Low Duration Fund	$—	$451,488	$(128,977)	$(2,363)	$(2,470)	$317,678	$2,927
PowerShares Active U.S. Real Estate Fund	—	1,553,953	(354,332)	123,365	38,098 (f)	1,361,084	12,905
PowerShares Dividend AchieversTM Portfolio	480,863	2,070,183	(2,223,259)	(61,098)	78,169	344,858	7,880
PowerShares DWA Developed Markets Technical Leaders Portfolio	555,899	—	(500,920)	29,415	(84,394)	—	—
PowerShares DWA Emerging Markets Technical Leaders Portfolio	212,324	17,922	(93,957)	9,696	(1,140)	144,845	2,121
PowerShares DWA Technical LeadersTM Portfolio	1,360,313	123,261	(585,298)	76,332	53,662	1,028,270	2,986
PowerShares Dynamic Consumer Discretionary Sector Portfolio	1,022,170	63,833	(1,169,203)	(76,432)	159,632	—	2,906
PowerShares Dynamic Energy Sector Portfolio	798,276	66,282	(887,264)	(20,320)	43,026	—	636
PowerShares Dynamic Financial Sector Portfolio	1,448,829	55,781	(1,539,243)	103,843	(69,210)	—	4,245
PowerShares Dynamic Food & Beverage Portfolio	543,782	—	(540,081)	(20,788)	17,087	—	—
PowerShares Dynamic Industrials Sector Portfolio	567,776	21,620	(601,103)	(65,436)	77,143	—	591
PowerShares Dynamic Utilities Portfolio	237,361	18,996	(264,237)	20,285	(12,405)	—	1,604

PowerShares Emerging Markets Sovereign Debt Portfolio	—	239,502	(77,495)	17,225	3,314	182,546	6,332
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	528,144	(19,052)	1,930	(321)	510,701	—
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	118,707	—	(107,596)	14,435	(25,546)	—	—
PowerShares FTSE RAFI Emerging Markets Portfolio	2,408,536	168,912	(1,357,168)	67,582	(227,151)	1,060,711	24,165
PowerShares Fundamental High Yield® Corporate Bond Portfolio	2,253,206	181,117	(1,641,683)	21,449	19,372	833,461	50,554
PowerShares Fundamental Pure Large Core Portfolio	1,149,047	3,785,596	(1,718,609)	81,705	130,414	3,428,153	46,510
PowerShares International Dividend AchieversTM Portfolio	1,264,955	122,206	(763,159)	(29,449)	(15,965)	578,588	20,782
PowerShares S&P 500® Low Volatility Portfolio	480,618	1,066,681	(1,580,095)	4,019	28,777	—	5,692
Total Investments in Affiliates	$14,902,662	$10,535,477	$(16,152,731)	$295,395	$210,092	$9,790,895	$192,836

(b) All or a portion of this security was out on loan at July 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therfore considered to be affiliated.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $16,869,086. The net unrealized appreciation was $198,135 which consisted of aggregate gross unrealized appreciation of $644,955 and aggregate gross unrealized depreciation of $446,820.

(f) Includes $1,369 of capital gains from affiliated underlying funds.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds - 99.9%
	Domestic Equity Funds - 32.8%
3,046	iShares Dow Jones U.S. Financial Services Index Fund	$157,661
4,261	iShares Dow Jones U.S. Healthcare Sector Index Fund	342,244
8,685	iShares Dow Jones U.S. Technology Sector Index Fund	621,151
1,828	iShares Dow Jones U.S. Utilities Sector Index Fund	169,383
128,906	PowerShares Dividend AchieversTM Portfolio(a)	2,084,410
23,169	PowerShares DWA Technical LeadersTM Portfolio(a)	614,210
8,685	PowerShares Dynamic Consumer Discretionary Sector Portfolio(a)	245,060
112,602	PowerShares High Yield Equity Dividend AchieversTM Portfolio(a)	1,056,207
		5,290,326
	Fixed Income Funds - 48.1%
21,180	iShares Barclays 1-3 Year Credit Bond Fund	2,229,830
10,056	iShares iBoxx $ High Yield Corporate Bond Fund	922,135
4,114	iShares JPMorgan USD Emerging Markets Bond Fund	487,715
5,790	PowerShares Emerging Markets Sovereign Debt Portfolio(a)	173,468
91,575	PowerShares Fundamental High Yield® Corporate Bond Portfolio(a)	1,727,105
23,618	SPDR Barclays Capital High Yield Bond ETF	941,886
16,001	Vanguard Short-Term Corporate Bond ETF	1,275,600
		7,757,739
	International Equity Funds - 19.0%
2,286	iShares MSCI All Country Asia ex-Japan Index Fund	121,112
8,380	iShares MSCI Emerging Markets Index Fund	327,826
3,657	iShares MSCI Pacific ex-Japan Index Fund	156,593
12,647	PowerShares Active U.S. Real Estate Fund(a)	726,191
15,847	PowerShares International Dividend AchieversTM Portfolio(a)	232,412
19,504	PowerShares S&P 500® Low Volatility Portfolio(a)	547,477
24,072	Vanguard MSCI Emerging Markets ETF	963,361
		3,074,972
	Total Exchange Traded Funds (Cost $15,517,128)	16,123,037

	Money Market Fund - 0.1%
10,077	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $10,077)	10,077

	Total Investments (Cost $15,527,205)(b)-100.0%	16,133,114
	Liabilities in excess of other assets-(0.0)%	(7,983)
	Net Assets-100.0%	$16,125,131

Investment Abbreviations:

ETF       - Exchange-Traded Fund

Notes to Schedule of Investments:

(a) The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from the investment in affiliated ETFs for the nine months ended July 31, 2012.

				Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	October 31, 2011	Cost	Sales	(Depreciation)	(Loss)	July 31, 2012	Income
PowerShares Active Low Duration Fund	$127,726	$316,218	$(435,307)	$(821)	$(7,816)	$—	$6,636
PowerShares Active U.S. Real Estate Fund	—	1,278,079	(685,353)	94,622	38,843 (c)	726,191	10,410
PowerShares Dividend AchieversTM Portfolio	2,170,102	3,925,261	(4,237,686)	(66,080)	292,813	2,084,410	37,299
PowerShares DWA Technical LeadersTM Portfolio	342,088	576,730	(343,210)	20,340	18,262	614,210	1,376
PowerShares Dynamic Consumer Discretionary Sector Portfolio	509,782	307,026	(608,527)	10,670	26,109	245,060	2,379
PowerShares Emerging Markets Sovereign Debt Portfolio	—	214,895	(59,183)	16,382	1,374	173,468	5,484
PowerShares FTSE RAFI Emerging Markets Portfolio	670,021	161,065	(741,100)	5,500	(95,486)	—	—
PowerShares Fundamental High Yield® Corporate Bond Portfolio	2,424,534	1,546,751	(2,310,345)	7,644	58,521	1,727,105	73,578
PowerShares High Yield Equity Dividend AchieversTM Portfolio	1,260,516	1,203,224	(1,460,660)	(71,222)	124,349	1,056,207	40,009
PowerShares International Dividend AchieversTM Portfolio	1,007,845	295,627	(964,638)	(35,323)	(71,099)	232,412	4,669
PowerShares S&P 500® Low Volatility Portfolio	1,219,423	1,314,854	(2,043,452)	(11,639)	68,291	547,477	13,048
Total Investments in Affiliates	$9,732,037	$11,139,730	$(13,889,461)	$(29,927)	$454,161	$7,406,540	$194,888

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $15,569,574. The net unrealized appreciation was $563,540 which consisted of aggregate gross unrealized appreciation of $659,239 and aggregate gross unrealized depreciation of $95,699.

(c) Includes $1,282 of capital gains from affiliated underlying funds.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

July 31, 2012 (Unaudited)

Principal Amount		Value
	Long-Term Investments—95.3%
	United States Government Obligations - 95.3%
	United States Treasury Notes - 18.9%
$5,063,000	4.000%, 02/15/14	$5,356,892
4,922,000	4.000%, 02/15/15	5,387,281
4,723,000	4.500%, 02/15/16	5,408,203
4,593,000	4.625%, 02/15/17	5,433,377
4,775,000	3.500%, 02/15/18	5,497,964
5,423,000	2.000%, 02/15/22	5,690,761
		32,774,478
	United States Treasury Bonds - 76.4%
3,600,000	8.875%, 02/15/19	5,439,938
3,552,000	8.500%, 02/15/20	5,479,514
3,588,000	7.875%, 02/15/21	5,533,371
3,615,000	7.125%, 02/15/23	5,594,776
3,828,000	6.250%, 08/15/23	5,636,133
3,400,000	7.625%, 02/15/25	5,646,655
3,825,000	6.000%, 02/15/26	5,702,838
3,594,000	6.625%, 02/15/27	5,711,092
3,686,000	6.125%, 11/15/27	5,668,379
4,010,000	5.250%, 02/15/29	5,766,256
3,553,000	6.250%, 05/15/30	5,716,443
11,693,000	5.375%, 02/15/31	17,393,337
12,819,000	4.500%, 02/15/36	17,732,279
4,114,000	4.750%, 02/15/37	5,911,304
4,330,000	4.375%, 02/15/38	5,926,687
4,995,000	3.500%, 02/15/39	5,981,513
4,163,000	4.625%, 02/15/40	5,951,138
4,075,000	4.750%, 02/15/41	5,952,047
5,390,000	3.125%, 02/15/42	6,007,322
		132,751,022
	Total Long-Term Investments (Cost $145,138,725)	165,525,500

	Short-Term Investments—3.3%
	United States Government Obligations - 3.1%
	United States Treasury Notes - 3.1%
5,251,000	3.875%, 02/15/13	5,356,225

Number of Shares
	Money Market Fund - 0.2%
389,012	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class	389,012
	Total Short-Term Investments (Cost $5,731,117)	5,745,237

	Total Investments (Cost $150,869,842)(a)-98.6%	171,270,737
	Other assets less liabilities-1.4%	2,458,806
	Net Assets - 100.0%	$173,729,543

Notes to Schedule of Investments:

(a) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $150,893,993. The net unrealized appreciation was $20,376,744 which consisted of aggregate gross unrealized appreciation of $20,376,744 and aggregate gross unrealized depreciation of $0.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

July 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 96.2%
	Ad Valorem Property Tax — 24.3%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,376,830
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,128,000
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,685,340
14,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	15,320,900
9,030,000	California State Ser. 09	7.300	10/01/39	11,638,406
3,135,000	California State Ser. 09	7.350	11/01/39	4,064,433
4,500,000	California State Ser. 10	7.950	03/01/36	5,397,705
4,500,000	California State Ser. 10	7.625	03/01/40	6,044,175
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,100,365
2,000,000	Channelview Texas Independent School District Ser. 10	5.926	08/15/35	2,263,660
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	2,273,920
12,200,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	16,274,068
4,000,000	Chicago Illinois Ser. 10C	6.207	01/01/36	4,538,920
6,000,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10	7.000	07/01/38	7,085,160
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,913,400
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	2,174,089
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,773,913
1,500,000	Contra Costa California Community College District Ser. 10	6.504	08/01/34	1,888,125
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,754,064
2,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	2,833,300
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,131,200
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B	6.124	08/15/32	2,449,460
1,500,000	Dallas Texas Independent School District Ser. 10C	6.450	02/15/35	1,846,380
200,000	Delaware State Ser. 09D	5.200	10/01/26	242,200
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	643,975
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,146,430
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,147,990
1,000,000	Douglas County Nevada School District Ser. 10A	6.110	04/01/30	1,124,650
200,000	Edgewood Ohio City School District Ser. 09	7.500	12/01/37	249,540
605,000	Hallettsville Texas Independent School Ser. 10	6.265	08/15/30	683,269
1,000,000	Hallettsville Texas Independent School Ser. 10	6.465	08/15/35	1,136,280
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,240,030
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,312,320
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,119,500
3,000,000	Illinois State Ser. 10	6.630	02/01/35	3,378,450
9,300,000	Illinois State Ser. 10	6.900	03/01/35	10,828,269
10,000,000	Illinois State Ser. 10	7.100	07/01/35	11,837,100
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	220,032
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	352,358
1,250,000	Katy Texas Independent School District Ser. 10	5.999	02/15/30	1,429,462
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,396,100
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,171,530
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,172,330
2,800,000	Las Vegas Valley Water District Nevada Ser. 09C	7.013	06/01/39	3,817,296
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,173,470
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/15/28	564,215
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	4,114,450
1,815,000	Lincoln Nebraska West Haymarket Joint Public Agency Ser. 10	6.000	12/15/39	2,436,565
3,000,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	4,136,010
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	649,865
14,795,000	Los Angeles California Unified School District Ser. 10	6.758	07/01/34	20,026,956
2,200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	2,697,904
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	251,554
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	561,255

$4,300,000	Massachusetts State Ser. 10	4.480%	05/01/24	$5,004,598
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,121,820
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	4,068,390
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,144,790
2,210,000	New York City New York Ser. 10	5.817	10/01/31	2,521,809
12,100,000	New York City New York Ser. 10	5.968	03/01/36	15,919,123
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,173,000
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	1,080,662
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,107,010
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,109,390
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,666,195
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,210,280
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	578,790
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,113,830
2,000,000	Round Rock Texas Independent School District Ser. 10	5.774	08/01/30	2,346,740
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,130,750
2,000,000	San Antonio Texas Independent School District Ser. 10	6.397	08/15/40	2,432,360
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,925,265
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,941,514
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,175,700
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,194,270
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,198,060
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,133,050
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,988,670
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,071,950
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	232,698
3,000,000	State of Washington (Motor Vehicle Fuel Tax) Ser. 09D	5.481	08/01/39	3,922,140
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,210,330
2,000,000	West Contra Costa California Unified School District (Taxable Election 2005) Ser. 09C-2	8.460	08/01/34	2,384,700
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,704,720
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,701,060
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	753,455
				261,484,287
	College Revenue — 6.4%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	544,795
2,000,000	Bowling Green State University Ohio General Receipts Ser. 10	6.730	06/01/39	2,264,580
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,265,400
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,213,020
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,372,317
1,300,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,498,575
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	615,737
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,183,540
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,627,755
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	6,221,100
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ref. Ser. 09B	5.800	05/15/40	1,431,829
5,000,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ref. Ser. 10B	6.746	05/15/42	6,766,900
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,248,360
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,255,210
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,152,440
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,133,730
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,328,440
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	571,080
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	289,967
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,173,630
1,000,000	University of California Rev. Ser. 10	5.946	05/15/45	1,282,570
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	560,990
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,346,530
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,511,500
1,000,000	University of Idaho University Rev. General Ser. 10C	6.520	04/01/41	1,115,200
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	311,262

$500,000	University of North Carolina University Ser. 09B	5.757%	12/01/39	$572,010
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	11,662,800
2,000,000	University of Washington University Rev. Ref. Ser. 10B	4.897	10/01/33	2,330,160
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	617,230
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,854,494
250,000	Wayne State University Ser. 09B	6.536	11/15/39	273,338
				68,596,489
	Electric Power Revenue — 9.9%
1,915,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	2,887,092
1,500,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Ser. 10	7.834	02/15/41	2,186,160
4,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	4,900,597
2,000,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	2,785,640
200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558	12/01/39	222,272
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	915,420
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	8,408,530
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,275,000
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	3,156,150
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,511,173
2,000,000	Grays Harbor County Washington Public Utility District No. 1 Electric Rev. Ser. 10A	6.707	07/01/40	2,538,100
500,000	JEA Florida Electric Systems Rev Ser. 09F	6.406	10/01/34	636,120
4,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	5.716	07/01/39	5,224,360
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,325,080
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,826,925
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	557,270
5,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	6,447,000
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,333,210
5,000,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project J) Ser. 10	6.637	04/01/57	6,028,450
13,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	15,239,813
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	324,345
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,217,490
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,251,800
1,000,000	Sacramento County California Municipal Utility District Electric Rev. Ser. 10	6.156	05/15/36	1,300,940
10,000,000	San Antonio Texas Electric & Gas Rev. Ser. 12	4.427	02/01/42	11,516,900
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,309,355
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,356,180
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	3,186,363
2,000,000	Tacoma Washington Electric System Rev. Ser. 10	5.966	01/01/35	2,539,280
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,608,792
				106,015,807
	Fuel Sales Tax Revenue — 1.9%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,876,550
1,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub-Lien) Ser. 10A	5.834	11/15/34	1,339,320
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,404,400
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,625,162
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,823,750
2,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.969	02/01/40	2,901,200
				19,970,382
	General Fund — 2.5%
4,000,000	California State Ser. 09	7.500	04/01/34	5,211,840
10,040,000	California State Various Purpose Ser. 09	7.550	04/01/39	13,421,773
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,849,150

$2,000,000	Kauai County Hawaii Ser. 10	5.763%	08/01/33	$2,547,500
				27,030,263
	Grant Revenue — 1.6%
15,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	17,645,387

	Highway Tolls Revenue — 5.0%
1,350,000	Bay Area Toll Auth. California Toll Bridge Rev. Ser. 09F-2	6.263	04/01/49	1,899,410
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	745,267
200,000	Illinois State Toll Highway Auth. Toll Highway Rev Ser. 09A	5.293	01/01/24	221,638
3,000,000	Metropolitan Washington D.C. Airports Auth. Dulles Toll Road (Dulles Metrorail and Capital Improvement Projects) Rev. Ser. 09D	7.462	10/01/46	3,656,040
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	285,872
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	320,070
1,875,000	New Jersey State Turnpike Auth. Rev. Ser. 10A	7.102	01/01/41	2,738,962
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	5,970,950
8,425,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	9,887,496
11,265,000	Pennsylvania Turnpike Commission Ser. 10B	5.511	12/01/45	13,786,220
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,471,740
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,491,840
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	5,971,000
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	3,274,779
				53,721,284
	Hospital Revenue — 1.0%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,267,500
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,300,240
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	3,103,125
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,116,180
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	1,013,640
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,647,180
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	624,480
				11,072,345
	Hotel Occupancy Tax — 1.1%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	3,397,299
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10A-2	7.431	07/01/43	2,549,560
4,775,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10B	6.731	07/01/43	5,812,989
				11,759,848
	Income Tax Revenue — 2.5%
1,500,000	District of Columbia Income Tax Rev. Ser. 10	5.582	12/01/35	1,937,070
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub-Ser. 10S-1B	6.828	07/15/40	5,242,528
8,000,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/36	9,276,800
850,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.572	11/01/38	1,070,133
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	250,482
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,246,094
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,686,930
2,500,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 09	5.770	03/15/39	3,121,700
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,544,980
				27,376,717
	Lease Revenue — 6.5%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	334,230
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,117,090
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,347,220
2,000,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	2,368,680

2,500,000	California State Public Works Board Lease Rev. (University of California Projects) Ser. 10C-2	7.004	03/01/35	2,846,450

$8,500,000	California State Public Works Board Ser. 09-G-2	8.361%	10/01/34	$11,146,730
4,000,000	California State Public Works Board Ser. 10A-2	8.000	03/01/35	4,389,320
1,000,000	Camden County New Jersey Improvement Auth. Lease Rev. Ser. 10	7.747	07/01/34	1,171,200
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,711,900
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,627,270
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,124,690
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,389,660
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.854	06/01/35	2,321,880
280,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	297,142
1,000,000	Franklin County Ohio Convention Facilities Auth Ser. 10	6.390	12/01/30	1,180,650
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,306,235
1,500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	1,796,640
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	550,930
1,000,000	Medical Center Educational Building Corp. (University of Mississippi Medical Center) Ser. 10A	6.692	06/01/32	1,125,640
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,203,900
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,141,150
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,444,580
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,103,230
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	557,335
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,132,080
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,879,030
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	631,685
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,437,520
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,088,400
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,432,540
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,478,127
				69,683,134
	Miscellaneous Revenue — 4.9%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	570,970
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	602,180
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,357,660
2,000,000	Illinois State Ser. 10	7.350	07/01/35	2,406,160
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,216,790
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,433,415
1,630,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	6.116	01/15/40	2,217,974
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	591,905
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,410,080
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	8,051,400
5,000,000	Mississippi Development Bank Special Obligation Ser. 10	6.413	01/01/40	6,448,500
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,515,400
7,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	10,900,395
3,000,000	Ohio State Water Development Auth. Water Pollution Control Loan Fund Rev. (Water Quality) Ser. 10B-2	4.879	12/01/34	3,498,090
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,143,320
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,161,260
				52,525,499
	Multiple Utility Revenue — 0.2%
1,500,000	Colorado Springs Colorado Utilities Rev. Ser. 10	6.615	11/15/40	2,155,770

	Port, Airport & Marina Revenue — 6.9%
1,000,000	Alaska State International Airports Rev. Ser. 10D	6.284	10/01/35	1,093,510
12,690,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	14,676,873
15,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	20,143,650
10,000,000	Clark County Nevada Airport System Rev. Ser. 09B	6.881	07/01/42	11,586,800
2,000,000	Clark County Nevada Airport System Rev. Ser. 10C	6.820	07/01/45	2,879,900
11,500,000	Denver Colorado City & County Airport Rev. Ser. 09	6.414	11/15/39	14,613,740
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	281,818
1,910,000	San Diego County California Regional Airport Auth. Airport Rev. Subordinate Ser. 10C	6.628	07/01/40	2,129,497
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	6,325,250
				73,731,038

	Resource Recovery Revenue — 0.4%
$3,905,000	Delaware State Solid Waste Auth. System Rev. Ser. 10B	4.970%	06/01/19	$4,462,048

	Sales Tax Revenue — 2.4%
5,000,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ser. 09	5.999	12/01/44	7,055,000
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	238,266
2,000,000	Massachusetts Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.769	07/01/31	2,543,560
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	332,375
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,799,825
1,000,000	Missouri State Highway & Transportation Commission Ser. 10	5.020	05/01/25	1,218,520
3,700,000	New York City Transitional Finance Auth. Rev. Ser. 10B	5.508	08/01/37	4,712,505
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,284,007
1,000,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/39	1,369,330
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	4,052,640
				25,606,028
	Sewer Revenue — 4.5%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	549,800
1,500,000	East Baton Rouge Louisiana Sewerage Commission Rev. Ser. 10	6.087	02/01/45	1,702,035
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	3,454,260
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	563,825
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,239,193
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,301,045
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,377,011
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,442,037
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	565,345
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	223,632
3,260,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	4,312,817
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,102,550
9,030,000	Orange County Sanitation District (Waste Water) Rev. Ser. 10C	6.400	02/01/44	12,652,565
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,465,060
5,000,000	San Francisco California City & County Public Utilities Commission Ser. 10	5.750	10/01/35	6,113,550
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	215,622
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,447,420
5,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.680	06/01/35	5,719,150
				48,446,917
	Special Assessment — 0.1%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,640,805

	Tax Increment Revenue — 1.2%
8,960,000	Orlando Florida Community Redevelopment Agency Tax Increment Rev. (Orlando Community Redevelopment) Ser. 10B	7.784	09/01/40	10,413,043
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	569,870
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,121,820
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	8.180	08/01/39	1,114,010
				13,218,743
	Transit Revenue — 6.3%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,515,276
1,800,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.754	07/01/41	2,374,884
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,282,750
1,700,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/39	2,031,517
2,380,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	3,185,439
3,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/39	4,624,270
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	7.134	11/15/30	1,194,890
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	1,340,290
12,455,000	New Jersey State Transportation Trust Fund Auth System Ser. 10B	6.561	12/15/40	17,172,456
6,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	7,189,560
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,297,024

$17,770,000	Virginia Commonwealth Transportation Board Transportation Capital Projects Rev. Ser. 10A-2	5.350%	05/15/35	$22,155,814
				67,364,170
	Water Revenue — 6.6%
500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680	12/01/39	554,520
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,658,025
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	232,998
2,680,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	3,668,920
14,000,000	Florida Governmental Utility Auth. Rev. Ser. 10B	6.548	10/01/40	15,959,720
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,402,000
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,624,675
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,532,100
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	137,526
350,000	Lake City Florida Utility Rev. Ser. 10 AGM	6.175	07/01/35	386,194
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.003	07/01/41	2,385,820
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	611,175
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,226,280
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,155,800
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,145,880
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,727,940
1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	1,285,405
2,640,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/43	3,475,111
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,190,810
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,247,440
2,010,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.807	06/15/39	2,585,483
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	615,125
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	645,660
3,000,000	Polk County Florida Utility System Rev. Ser. 10B	5.935	10/01/40	3,376,170
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	662,580
500,000	San Diego County California Water Auth. (Financing Agency Water) Rev. Ser. 10B	6.138	05/01/49	699,160
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,729,990
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	598,255
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,307,120
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,474,980
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,668,900
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,199,850
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,507,496
2,500,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/39	2,821,050
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	649,975
				71,150,133
	Total Municipal Bonds (Cost $902,556,930)			1,034,657,094

Number of Shares
	Money Market Fund—2.3%
25,193,068	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $25,193,068)	25,193,068

	Total Investments (Cost $927,749,998)(a)— 98.5%	1,059,850,162
	Other assets less liabilities—1.5%	15,595,727
	Net Assets—100.0%	$1,075,445,889

Investment Abbreviations:

Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.

Notes to Schedule of Investments:

(a) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $927,749,998. The net unrealized appreciation was $132,100,164 which consisted of aggregate gross unrealized appreciation of $132,126,997 and aggregate gross unrealized depreciation of $26,833.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.0%
	Bonds - 34.9%
1,008,588	Aberdeen Asia-Pacific Income Fund, Inc.	$7,977,931
1,535,699	AllianceBernstein Income Fund	13,068,798
135,545	BlackRock Core Bond Trust	2,035,886
234,193	BlackRock Credit Allocation Income Trust II, Inc.	2,608,910
115,688	BlackRock Credit Allocation Income Trust III, Inc.	1,360,491
296,202	BlackRock Credit Allocation Income Trust IV	4,087,588
61,689	BlackRock Enhanced Government Fund, Inc.	941,991
191,855	BlackRock Income Opportunity Trust, Inc.	2,189,065
325,898	BlackRock Income Trust, Inc.	2,502,897
128,879	BlackRock Limited Duration Income Trust	2,294,046
41,708	Cohen & Steers Select Preferred and Income Fund, Inc.	1,061,886
91,935	Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,154,704
97,812	Eaton Vance Short Duration Diversified Income Fund	1,689,213
53,898	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	956,689
60,107	Federated Enhanced Treasury Income Fund	852,918
91,420	Franklin Templeton Limited Duration Income Trust	1,316,448
84,558	Guggenheim Build America Bonds Managed Duration Trust	2,041,230
44,390	Invesco Van Kampen Bond Fund(a)	967,702
275,323	MFS Charter Income Trust	2,742,217
129,537	MFS Government Markets Income Trust	914,531
409,358	MFS Intermediate Income Trust	2,685,388
395,786	MFS Multimarket Income Trust	2,865,491
41,106	Nuveen Build America Bond Opportunity Fund	915,431
147,555	Nuveen Build American Bond Term Fund	3,209,321
747,283	Nuveen Credit Strategies Income Fund	6,964,678
56,538	Nuveen Floating Rate Income Opportunity Fund	683,544
53,647	Nuveen Global Government Enhanced Income Fund	783,783
52,984	Nuveen Mortgage Opportunity Term Fund	1,309,235
277,979	Nuveen Multi-Currency Short-Term Government Income Fund	3,483,077
483,494	Nuveen Preferred Income Opportunities Fund	4,540,009
255,767	Nuveen Quality Preferred Income Fund	2,225,173
478,735	Nuveen Quality Preferred Income Fund II	4,471,385
94,644	Nuveen Quality Preferred Income Fund III	838,546
102,061	PIMCO Corporate Income Fund	1,803,418
365,360	Putnam Master Intermediate Income Trust	1,892,565
718,777	Putnam Premier Income Trust	4,046,714
102,646	Strategic Global Income Fund, Inc.	1,098,312
390,861	Templeton Global Income Fund	3,693,636
215,980	Wells Fargo Advantage Income Opportunities Fund	2,278,589
62,121	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,220,678
36,782	Western Asset Investment Grade Defined Opportunity Trust, Inc.	853,342
394,800	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,270,580
188,646	Western Asset/Claymore Inflation-Linked Securities & Income Fund	2,488,241
		112,386,277
	Bonds/High Yield - 28.8%
287,320	AllianceBernstein Global High Income Fund, Inc.	4,559,768
280,028	BlackRock Build America Bond Trust	6,689,869
127,331	BlackRock Corporate High Yield Fund III, Inc.	986,815
112,294	BlackRock Corporate High Yield Fund V, Inc.	1,465,437
118,930	BlackRock Corporate High Yield Fund VI, Inc.	1,525,872
115,669	BlackRock Corporate High Yield Fund, Inc.	891,808
373,254	BlackRock Debt Strategies Fund, Inc.	1,612,457
91,778	BlackRock Floating Rate Income	1,330,781
43,108	BlackRock Floating Rate Income Strategies Fund II, Inc.	586,700
76,466	BlackRock Floating Rate Income Strategies Fund, Inc.	1,154,637
220,394	BlackRock Senior High Income Fund, Inc.	949,898
172,991	Credit Suisse Asset Management Income Fund, Inc.	685,044
242,677	Credit Suisse High Yield Bond Fund	771,713
194,552	Dreyfus High Yield Strategies Fund	857,974
133,554	Eaton Vance Floating-Rate Income Trust	2,118,166
474,793	Eaton Vance Limited Duration Income Fund	7,900,556
117,278	Eaton Vance Senior Floating-Rate Trust	1,856,511
144,057	First Trust High Income Long/Short Fund	2,624,719
100,734	First Trust Senior Floating Rate Income Fund II	1,507,988
126,132	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	2,455,790
90,459	Global High Income Fund, Inc.	1,131,642
736,774	ING Prime Rate Trust	4,251,186
61,752	John Hancock Preferred Income Fund	1,444,997
88,789	John Hancock Preferred Income Fund II	2,019,062
106,249	John Hancock Preferred Income Fund III	2,096,293
248,729	John Hancock Premium Dividend Fund	3,760,783
218,758	Managed High Yield Plus Fund, Inc.	494,393
147,624	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,716,867
79,002	New America High Income Fund, Inc.	870,602
194,243	Nuveen Floating Rate Income Fund	2,288,183
125,007	Nuveen Senior Income Fund	911,301
176,753	PIMCO Corporate Opportunity Fund	3,482,034
70,433	PIMCO Income Strategy Fund	881,821
171,382	PIMCO Income Strategy Fund II	1,878,347
97,899	PIMCO Strategic Global Government Fund, Inc.	1,159,124
184,523	Templeton Emerging Markets Income Fund	3,116,593
256,434	Wells Fargo Advantage Multi-Sector Income Fund	4,105,508
160,919	Western Asset Emerging Markets Debt Fund, Inc.	3,382,517
146,839	Western Asset Emerging Markets Income Fund, Inc.	2,208,459
121,044	Western Asset Global High Income Fund, Inc.	1,625,621
228,170	Western Asset High Income Fund II, Inc.	2,336,461
250,384	Western Asset High Income Opportunity Fund, Inc.	1,640,015
65,647	Western Asset High Yield Defined Opportunity Fund, Inc.	1,247,293
134,926	Western Asset Managed High Income Fund, Inc.	836,541

34,978	Western Asset Mortgage Defined Opportunity Fund, Inc.	$814,288
32,366	Western Asset Premier Bond Fund	516,885
		92,749,319
	Option Income - 36.3%
86,203	Advent Claymore Enhanced Growth & Income Fund	810,308
35,950	AGIC International & Premium Strategy Fund	384,665
252,293	BlackRock Enhanced Capital and Income Fund, Inc.	3,337,836
465,275	BlackRock Enhanced Equity Dividend Trust	3,424,424
165,352	BlackRock Global Energy and Resources Trust	3,941,992
407,805	BlackRock Global Opportunities Equity Trust	5,509,445
29,907	BlackRock Health Sciences Trust	854,742
705,314	BlackRock International Growth and Income Trust	5,071,207
203,908	BlackRock Real Asset Equity Trust	2,138,995
61,092	Columbia Seligman Premium Technology Growth Fund	971,363
156,928	Dow 30 Enhanced Premium & Income Fund, Inc.	1,732,485
67,791	Dow 30 Premium & Dividend Income Fund, Inc.	928,737
264,424	Eaton Vance Enhanced Equity Income Fund	2,821,404
319,137	Eaton Vance Enhanced Equity Income Fund II	3,379,661
501,365	Eaton Vance Risk-Managed Diversified Equity Income Fund	5,229,237
122,281	Eaton Vance Tax-Managed Buy-Write Income Fund	1,687,478
416,020	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	5,287,614
1,026,907	Eaton Vance Tax-Managed Diversified Equity Income Fund	9,509,159
715,125	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	7,573,174
2,062,783	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	17,595,539
127,264	First Trust Enhanced Equity Income Fund	1,510,624
93,684	Guggenheim Enhanced Equity Income Fund	854,398
43,876	ING Asia Pacific High Dividend Equity Income Fund	663,405
105,061	ING Global Advantage and Premium Opportunity Fund	1,177,734
500,516	ING Global Equity Dividend & Premium Opportunity Fund	4,564,706
101,304	ING Infrastructure Industrials and Materials Fund	1,764,716
43,873	ING Risk Managed Natural Resources Fund	476,461
123,384	Madison/Claymore Covered Call & Equity Strategy Fund	963,629
91,912	NASDAQ Premium Income & Growth Fund, Inc.	1,452,209
477,129	NFJ Dividend Interest & Premium Strategy Fund	8,073,023
165,933	Nuveen Equity Premium Advantage Fund	2,035,998
104,109	Nuveen Equity Premium and Growth Fund	1,361,746
243,799	Nuveen Equity Premium Income Fund	2,988,976
422,292	Nuveen Equity Premium Opportunity Fund	5,139,293
109,165	Nuveen Global Value Opportunities Fund	1,579,617
		116,796,000
	Total Investments (Cost $313,061,100)(b)-100.0%	321,931,596
	Liabilities in excess of other assets-(0.0)%	(4,464)
	Net Assets-100.0%	$321,927,132

Notes to Schedule of Investments:

(a) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Van Kampen Bond Fund is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investments in Invesco Van Kampen Bond Fund for the nine months ended July 31, 2012.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	October 31, 2011	Cost	Sales	Appreciation	Gain	July 31, 2012	Income
Invesco Van Kampen Bond Fund	$920,800	$318,931	$(364,135)	$61,674	$30,432	$967,702	$29,967

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $315,696,832. The net unrealized appreciation was $6,234,764 which consisted of aggregate gross unrealized appreciation of $17,175,240 and aggregate gross unrealized depreciation of $10,940,476.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

July 31, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 99.7%
		Bermuda— 4.3%
CNY	1,000,000	Beijing Enterprises Water Group Ltd.	3.750%	06/30/14	$156,402
CNY	2,000,000	Genting Hong Kong Ltd.	3.950	06/30/14	309,625
CNY	1,000,000	Silvery Castle Ltd.	2.750	07/14/14	152,633
					618,660
		British Virgin Islands— 17.0%
CNY	1,000,000	Big Will Investments Ltd.	7.000	04/29/14	148,527
CNY	1,000,000	CNPC Golden Autumn Ltd.	2.550	10/26/13	156,566
CNY	1,000,000	Rainbow Days Ltd.	2.000	06/30/14	152,726
CNY	3,000,000	Rainbow Days Ltd.	3.000	06/30/16	448,273
CNY	3,000,000	Right Century Ltd.	1.850	06/03/14	453,855
CNY	1,000,000	Road King Infrastructure Finance 2011 Ltd.	6.000	02/25/14	150,335
CNY	1,000,000	Sinochem Offshore Capital Co. Ltd.	1.800	01/18/14	153,400
CNY	3,000,000	Value Success International Ltd.	2.075	06/09/14	458,905
CNY	2,000,000	Victor Soar Ltd.	5.750	11/10/14	310,213
					2,432,800
		Cayman Islands— 4.3%
CNY	1,000,000	China Shanshui Cement Group Ltd.	6.500	07/22/14	152,765
CNY	1,000,000	Intime Department Store Group Co. Ltd.	4.650	07/21/14	151,830
CNY	1,000,000	New World China Land Ltd.	8.500	04/11/15	165,251
CNY	1,000,000	Zhongsheng Group Holdings Ltd.	4.750	04/21/14	138,711
					608,557
		China— 29.2%
CNY	1,000,000	Agricultural Development Bank of China	3.000	01/17/14	157,071
CNY	1,000,000	Agricultural Development Bank of China	3.200	06/22/15	157,097
CNY	1,000,000	Bank of China Ltd.	2.900	09/30/13	157,108
CNY	1,000,000	Bank of East Asia China Ltd.	3.650	05/11/15	158,391
CNY	1,000,000	China Development Bank Corp.	2.700	11/11/13	157,077
CNY	1,000,000	China Development Bank Corp.	2.950	08/02/15	157,314
CNY	1,000,000	China Development Bank Corp.	4.200	01/19/27	157,731
CNY	1,000,000	China Government Bond	0.600	08/18/14	153,160
CNY	4,000,000	China Government Bond	1.400	08/18/16	604,449
CNY	2,000,000	China Government Bond	1.940	08/18/18	298,651
CNY	2,000,000	China Government Bond	2.360	08/18/21	295,088
CNY	2,000,000	China Government Bond	1.000	12/01/13	310,690
CNY	2,000,000	China Government Bond	1.800	12/01/15	310,107
CNY	1,000,000	China Government Bond	2.480	12/01/20	149,968
CNY	1,000,000	Export-Import Bank of China	2.700	04/07/14	156,992
CNY	1,000,000	Export-Import Bank of China	3.350	06/18/17	156,730
CNY	2,000,000	Shanghai Baosteel Group Corp.	3.125	12/01/13	314,212
CNY	1,000,000	Shanghai Baosteel Group Corp.	3.500	12/01/14	157,107
CNY	1,000,000	Shanghai Baosteel Group Corp.	4.150	03/01/17	158,592
					4,167,535
		France— 1.1%
CNY	1,000,000	Air Liquide Finance SA	3.000	09/19/16	156,151

		Germany— 4.4%
CNY	2,000,000	BSH Bosch UND Siemens Hausgeraete GmbH	3.800	07/24/17	314,688
CNY	2,000,000	KFW	2.000	05/21/14	314,185
					628,873
		Hong Kong— 18.5%
CNY	2,000,000	BECL Investment Holding Ltd.	4.750	02/21/14	313,711
CNY	1,000,000	BYD HK Co. Ltd.	4.500	04/28/14	140,550
CNY	2,000,000	China Datang Overseas Hong Kong Co. Ltd.	4.500	06/15/15	312,822
CNY	1,000,000	China Resources Power Holdings Co. Ltd.	2.900	11/12/13	156,694
CNY	1,000,000	China Resources Power Holdings Co. Ltd.	3.750	11/12/15	157,764
CNY	1,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	4.000	08/08/14	156,359
CNY	1,000,000	Far East Horizon Ltd.	3.900	06/03/14	152,020
CNY	1,000,000	Galaxy Entertainment Group Ltd.	4.625	12/16/13	157,863
CNY	2,000,000	Gemdale International Holding Ltd.	9.150	07/26/15	320,244
CNY	1,000,000	Hainan Airlines Hong Kong Co. Ltd.	6.000	09/16/14	151,229

CNY	1,000,000	HKCG Finance Ltd., Series E, MTN	1.400%	04/11/16	$147,694
CNY	1,000,000	Industrial & Commercial Bank of China Asia Ltd., Series E, MTN	6.000	11/04/21	167,757
CNY	1,000,000	Lafarge Shui On Cement Ltd.	9.000	11/14/14	164,136
CNY	1,000,000	Singamas Container Holdings Ltd.	4.750	04/14/14	145,447
					2,644,290
		Luxembourg— 2.2%
CNY	2,000,000	VTB Bank OJSC Via VTB Capital SA	2.950	12/23/13	310,356

		Mexico— 2.2%
CNY	2,000,000	America Movil SAB de CV	3.500	02/08/15	317,634

		Netherlands— 1.1%
CNY	1,000,000	Volkswagen International Finance NV, Series E, MTN	2.150	05/23/16	153,448

		Singapore— 1.1%
CNY	1,000,000	Global Logistic Properties Ltd.	3.375	05/11/16	154,030

		South Korea— 4.4%
CNY	2,000,000	Export-Import Bank of Korea, Series E, MTN	3.250	07/27/15	313,911
CNY	2,000,000	Korea Development Bank	3.300	06/21/15	312,460
					626,371
		Supranational— 2.2%
CNY	2,000,000	Asian Development Bank, Series E, MTN	2.850	10/21/20	313,377

		United Arab Emirates— 2.2%
CNY	2,000,000	Emirates NBD PJSC, Series E, MTN	4.875	03/12/15	318,209

		United Kingdom— 1.1%
CNY	1,000,000	HSBC Bank PLC, Series E, MTN	2.875	04/30/15	159,137

		United States— 4.4%
CNY	2,000,000	Caterpillar Financial Services Corp., Series E, MTN	2.900	03/16/14	313,530
CNY	2,000,000	Ford Motor Co.	4.875	03/26/15	316,291
					629,821
		Total Corporate Bonds (Cost $14,373,717)			14,239,249

Number of Shares
	Money Market Fund—0.9%
135,586	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $135,586)	135,586

	Total Investments (Cost $14,509,303)(b)— 100.6%	14,374,835
	Liabilities in excess of other assets—(0.6)%	(87,211)
	Net Assets—100.0%	$14,287,624

Investment Abbreviations:

MTN	- Medium-Term Notes

Currency Legend

CNY	- Chinese Yuan

Notes to Schedule of Investments:

(a) Foreign denominated security. Principal amount denominated in currency indicated.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $14,509,303. The net unrealized depreciation was $134,468 which consisted of aggregate gross unrealized appreciation of $28,565 and aggregate gross unrealized depreciation of $163,033.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Convertible Securities Portfolio (CVRT)

July 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Convertible Bonds— 82.4%
	Aerospace/Defense— 1.1%
$100,000	L-3 Communications Holdings, Inc.	3.000%	08/01/35	$99,375

	Airlines— 2.5%
100,000	United Continental Holdings, Inc.	6.000	10/15/29	228,750

	Auto Parts & Equipment— 0.5%
50,000	Icahn Enterprises LP(a)	4.000	08/15/13	50,220

	Beverages— 1.1%
100,000	Molson Coors Brewing Co.	2.500	07/30/13	102,500

	Biotechnology— 12.3%
400,000	Amgen, Inc., Series B	0.375	02/01/13	444,500
200,000	Gilead Sciences, Inc., Series C	1.000	05/01/14	259,500
100,000	Gilead Sciences, Inc., Series D	1.625	05/01/16	136,750
100,000	Incyte Corp. Ltd.	4.750	10/01/15	290,625
				1,131,375
	Coal— 0.9%
100,000	Peabody Energy Corp.	4.750	12/15/41	78,875

	Commercial Services— 1.7%
100,000	Hertz Global Holdings, Inc.	5.250	06/01/14	152,875

	Computers— 5.8%
150,000	EMC Corp., Series B	1.750	12/01/13	249,750
150,000	NetApp, Inc.	1.750	06/01/13	174,562
100,000	SanDisk Corp.	1.500	08/15/17	111,625
				535,937
	Diversified Financial Services— 1.2%
100,000	Affiliated Managers Group, Inc.	3.950	08/15/38	108,500

	Electrical Components & Equipment— 2.1%
100,000	General Cable Corp.	0.875	11/15/13	97,125
100,000	General Cable Corp.(b)	4.500	11/15/29	100,875
				198,000
	Healthcare-Products— 3.6%
100,000	Hologic, Inc.(b)	2.000	03/01/42	94,375
100,000	Kinetic Concepts, Inc.(c)	3.250	04/15/15	86,087
150,000	Medtronic, Inc., Series B	1.625	04/15/13	151,687
				332,149
	Healthcare-Services— 1.1%
100,000	LifePoint Hospitals, Inc.	3.500	05/15/14	105,750

	Insurance— 2.8%
100,000	CNO Financial Group, Inc.	7.000	12/30/16	162,125
100,000	Old Republic International Corp.	3.750	03/15/18	95,125
				257,250

	Internet— 6.6%
$100,000	priceline.com, Inc.(c)	1.250%	03/15/15	$222,000
100,000	Symantec Corp., Series B	1.000	06/15/13	103,875
200,000	VeriSign, Inc.	3.250	08/15/37	287,250
				613,125
	Investment Companies— 1.7%
150,000	Ares Capital Corp.(c)	5.750	02/01/16	158,063

	Iron/Steel— 1.1%
100,000	United States Steel Corp.	4.000	05/15/14	103,000

	Lodging— 1.6%
100,000	Gaylord Entertainment Co.(c)	3.750	10/01/14	143,375

	Media— 1.5%
100,000	XM Satellite Radio, Inc.(c)	7.000	12/01/14	141,625

	Mining— 2.6%
100,000	Alcoa, Inc.	5.250	03/15/14	146,750
75,000	Newmont Mining Corp., Series B	1.625	07/15/17	95,344
				242,094
	Miscellaneous Manufacturing— 2.2%
100,000	Textron, Inc.	4.500	05/01/13	200,875

	Oil & Gas— 2.5%
100,000	Chesapeake Energy Corp.	2.500	05/15/37	88,000
100,000	Pioneer Natural Resources Co.	2.875	01/15/38	147,000
				235,000
	Oil & Gas Services— 1.2%
100,000	Hornbeck Offshore Services, Inc.(b)	1.625	11/15/26	108,360

	Pharmaceuticals— 4.9%
100,000	Cephalon, Inc.	2.000	06/01/15	174,643
100,000	Mylan, Inc.	3.750	09/15/15	183,000
100,000	Omnicare, Inc.	3.250	12/15/35	96,625
				454,268
	REITs— 4.2%
100,000	Annaly Capital Management, Inc.	4.000	02/15/15	127,375
100,000	Boston Properties LP(c)	3.625	02/15/14	110,125
150,000	iStar Financial, Inc.(a)	0.961	10/01/12	148,500
				386,000
	Retail— 3.2%
150,000	Group 1 Automotive, Inc.(b)	2.250	06/15/36	165,750
100,000	Regis Corp.	5.000	07/15/14	126,375
				292,125
	Semiconductors— 6.8%
100,000	Intel Corp.	2.950	12/15/35	114,000
200,000	Intel Corp.	3.250	08/01/39	265,250
200,000	Microchip Technology, Inc.	2.125	12/15/37	252,500
				631,750
	Software— 2.3%
100,000	Microsoft Corp.(c)(d)		06/15/13	105,000
100,000	Nuance Communications, Inc.(c)	2.750	11/01/31	105,625
				210,625

	Telecommunications— 3.3%
$100,000	Ciena Corp.	0.875%	06/15/17	$85,750
100,000	Ciena Corp.(c)	4.000	03/15/15	111,625
100,000	Level 3 Communications, Inc.	15.000	01/15/13	107,875
				305,250
	Total Convertible Bonds (Cost $7,781,252)			7,607,091

Number of Shares
	Convertible Preferred Stocks—17.3%
	Auto Manufacturers— 2.9%
8,000	General Motors Co., Series B, $2.38			267,760

	Banks— 5.2%
100	Bank of America Corp., Series L, $72.50			101,700
1,000	Citigroup, Inc., $7.50			85,840
250	Wells Fargo & Co., Series L, $75.00			289,250
				476,790
	Electric— 2.6%
4,525	PPL Corp., $4.38			243,717

	Insurance— 2.0%
3,000	MetLife, Inc., $3.75			188,070

	Oil & Gas— 2.7%
2,500	Apache Corp., Series D, $3.00			121,425
150	Chesapeake Energy Corp., Series A, $57.50(c)			132,000
				253,425
	REITs— 1.9%
3,000	Health Care REIT, Inc., Series I, $3.25			169,830

	Total Convertible Preferred Stocks (Cost $1,909,499)			1,599,592

	Total Investments (Cost $9,690,751)(e)— 99.7%			9,206,683
	Other assets less liabilities—0.3%			30,307
	Net Assets—100.0%			$9,236,990

Inveestment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Variable rate coupon. Stated interest rate was in effect at July 31, 2012.

(b) Denotes a step up bond. The rate indicated is the current coupon as of July 31, 2012.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $1,315,525, which represented 14.24% of the Fund’s Net Assets.

(d) Denotes a zero coupon security issued at a substantial discount from its value at maturity.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $9,690,751. The net unrealized depreciation was $484,068 which consisted of aggregate gross unrealized appreciation of $418,709 and aggregate gross unrealized depreciation of $902,777.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

July 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations— 98.7%
	Brazil— 4.5%
$1,410,000	Republic of Brazil	8.750%	02/04/25	$2,270,100
18,600,000	Republic of Brazil	8.250	01/20/34	31,285,200
21,100,000	Republic of Brazil	7.125	01/20/37	32,599,500
22,500,000	Republic of Brazil	5.625	01/07/41	29,475,000
				95,629,800
	Colombia— 4.3%
19,631,000	Republic of Colombia	8.125	05/21/24	29,397,423
20,559,000	Republic of Colombia	7.375	09/18/37	32,277,630
22,650,000	Republic of Colombia	6.125	01/18/41	31,426,875
				93,101,928
	Croatia— 4.3%
28,344,000	Republic of Croatia	6.750	11/05/19	29,902,920
28,941,000	Republic of Croatia	6.625	07/14/20	29,953,935
31,000,000	Republic of Croatia	6.375	03/24/21	31,891,250
				91,748,105
	El Salvador— 4.3%
25,854,000	Republic of El Salvador	8.250	04/10/32	29,861,370
27,941,000	Republic of El Salvador	7.650	06/15/35	30,315,985
29,215,000	Republic of El Salvador	7.625	02/01/41	31,742,098
				91,919,453
	Hungary— 4.4%
31,336,000	Republic of Hungary	6.250	01/29/20	32,197,740
29,847,000	Republic of Hungary	6.375	03/29/21	30,593,175
30,572,000	Republic of Hungary	7.625	03/29/41	32,406,320
				95,197,235
	Indonesia— 4.3%
19,493,000	Republic of Indonesia	8.500	10/12/35	30,506,545
23,352,000	Republic of Indonesia	6.625	02/17/37	30,912,210
21,200,000	Republic of Indonesia	7.750	01/17/38	31,429,000
				92,847,755
	Lithuania— 4.7%
26,935,000	Republic of Lithuania	7.375	02/11/20	33,062,712
29,450,000	Republic of Lithuania	6.125	03/09/21	33,977,938
27,754,000	Republic of Lithuania	6.625	02/01/22	33,166,030
				100,206,680
	Mexico— 4.4%
19,650,000	United Mexican States, Series A, MTN	7.500	04/08/33	30,310,125
21,866,000	United Mexican States, Series A, MTN	6.750	09/27/34	31,815,030
24,042,000	United Mexican States, Series A, MTN	6.050	01/11/40	33,346,254
				95,471,409
	Pakistan— 4.3%
49,166,000	Islamic Republic of Pakistan	7.125	03/31/16	43,020,250
61,023,000	Islamic Republic of Pakistan	6.875	06/01/17	50,343,975
				93,364,225
	Panama— 4.2%
25,650,000	Republic of Panama	5.200	01/30/20	30,651,750
21,058,000	Republic of Panama	7.125	01/29/26	29,744,425
18,493,000	Republic of Panama	8.875	09/30/27	29,912,427
				90,308,602

	Peru— 4.5%
$21,725,000	Republic of Peru	7.350%	07/21/25	$31,908,594
18,004,000	Republic of Peru	8.750	11/21/33	31,371,970
24,900,000	Republic of Peru	5.625	11/18/50	32,930,250
				96,210,814
	Philippines— 4.4%
18,446,000	Republic of Philippines	9.500	02/02/30	31,496,545
21,285,000	Republic of Philippines	7.750	01/14/31	32,060,531
23,480,000	Republic of Philippines	6.375	10/23/34	31,991,500
				95,548,576
	Poland— 4.2%
24,638,000	Republic of Poland	6.375	07/15/19	30,181,550
25,200,000	Republic of Poland	5.125	04/21/21	28,980,000
27,250,000	Republic of Poland	5.000	03/23/22	31,337,500
				90,499,050
	Qatar— 4.4%
16,667,000	State of Qatar	9.750	06/15/30	29,170,583
21,450,000	State of Qatar	6.400	01/20/40	29,601,000
27,863,000	State of Qatar	5.750	01/20/42	36,012,928
				94,784,511
	Romania— 4.3%
87,052,000	Romania, MTN	6.750	02/07/22	92,492,750

	Russia— 4.3%
19,617,000	Russian Foreign Bond - Eurobond	11.000	07/24/18	28,248,480
26,500,000	Russian Foreign Bond - Eurobond	5.000	04/29/20	30,130,500
28,800,000	Russian Foreign Bond - Eurobond	5.625	04/04/42	34,200,000
				92,578,980
	South Africa— 4.2%
25,400,000	Republic of South Africa	5.500	03/09/20	30,353,000
23,802,000	Republic of South Africa	5.875	05/30/22	29,514,480
22,860,000	Republic of South Africa	6.250	03/08/41	31,318,200
				91,185,680
	South Korea— 3.9%
35,778,000	Republic of Korea	5.125	12/07/16	40,750,462
33,200,000	Republic of Korea	7.125	04/16/19	42,928,397
				83,678,859
	Turkey— 4.8%
24,450,000	Republic of Turkey	8.000	02/14/34	34,871,812
27,128,000	Republic of Turkey	6.875	03/17/36	34,723,840
25,450,000	Republic of Turkey	7.250	03/05/38	34,166,625
				103,762,277
	Ukraine— 4.0%
31,903,000	Ukraine Government	6.580	11/21/16	29,510,275
32,440,000	Ukraine Government	6.750	11/14/17	29,439,300
30,500,000	Ukraine Government	7.750	09/23/20	27,678,750
				86,628,325
	Uruguay— 4.3%
21,200,000	Republic of Uruguay	8.000	11/18/22	31,058,000
18,837,000	Republic of Uruguay, PIK	7.875	01/15/33	29,244,443
21,275,000	Republic of Uruguay	7.625	03/21/36	32,976,250
				93,278,693
	Venezuela— 3.7%
27,793,000	Republic of Venezuela	13.625	08/15/18	28,974,202
32,500,000	Republic of Venezuela	9.000	05/07/23	25,512,500

$27,300,000	Republic of Venezuela	11.750%	10/21/26	$25,218,375
				79,705,077
	Vietnam— 4.0%
41,796,000	Socialist Republic of Vietnam	6.875	01/15/16	45,453,150
36,948,000	Socialist Republic of Vietnam	6.750	01/29/20	40,458,060
				85,911,210
	Total Sovereign Debt Obligations
	(Cost $1,948,024,586)			2,126,059,994

Number of Shares
	Money Market Fund—0.9%
20,274,741	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $20,274,741)			20,274,741

	Total Investments
	(Cost $1,968,299,327)(a)— 99.6%			2,146,334,735
	Other assets less liabilities—0.4%			8,206,022
	Net Assets—100.0%			$2,154,540,757

Investment Abbreviations:

MTN	- Medium-Term Notes
PIK	- Payment-In-Kind Bonds

Notes to Schedule of Investments:

(a) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $1,968,704,363. The net unrealized appreciation was $177,630,372 which consisted of aggregate gross unrealized appreciation of $183,776,879 and aggregate gross unrealized depreciation of $6,146,507.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

July 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.2%
	Advertising— 1.0%
$2,300,000	Interpublic Group of Cos., Inc. (The)	6.250%	11/15/14	$2,504,125
2,700,000	Interpublic Group of Cos., Inc. (The)	10.000	07/15/17	3,051,000
1,800,000	Lamar Media Corp.	9.750	04/01/14	2,027,250
2,500,000	Lamar Media Corp.	7.875	04/15/18	2,787,500
				10,369,875
	Aerospace/Defense— 1.5%
4,300,000	Alliant Techsystems, Inc.	6.875	09/15/20	4,644,000
3,375,000	BE Aerospace, Inc.	8.500	07/01/18	3,775,781
4,200,000	TransDigm, Inc.	7.750	12/15/18	4,704,000
2,085,000	Triumph Group, Inc.	8.625	07/15/18	2,335,200
				15,458,981
	Agriculture— 0.4%
3,500,000	Alliance One International, Inc.	10.000	07/15/16	3,570,000

	Apparel— 0.5%
4,800,000	Hanesbrands, Inc.	6.375	12/15/20	5,154,000

	Auto Manufacturers— 0.7%
7,300,000	Navistar International Corp.	8.250	11/01/21	6,880,250

	Auto Parts & Equipment— 2.9%
5,300,000	Dana Holding Corp.	6.500	02/15/19	5,651,125
4,550,000	Exide Technologies	8.625	02/01/18	3,640,000
8,540,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	9,351,300
5,473,000	Lear Corp.	8.125	03/15/20	6,191,331
4,280,000	Tenneco, Inc.	6.875	12/15/20	4,638,450
				29,472,206
	Banks— 3.8%
7,550,000	CIT Group, Inc.	5.000	05/15/17	7,894,469
7,160,000	Discover Bank	8.700	11/18/19	9,064,488
7,001,000	Regions Bank	7.500	05/15/18	8,068,653
5,677,000	Regions Financial Corp.	7.750	11/10/14	6,258,892
6,950,000	Synovus Financial Corp.	5.125	06/15/17	6,637,250
				37,923,752
	Beverages— 0.5%
2,215,000	Constellation Brands, Inc.	7.250	09/01/16	2,541,712
2,200,000	Constellation Brands, Inc.	7.250	05/15/17	2,549,250
				5,090,962
	Biotechnology— 0.4%
3,575,000	Bio-Rad Laboratories, Inc.	4.875	12/15/20	3,793,204

	Building Materials— 1.9%
2,450,000	Griffon Corp.	7.125	04/01/18	2,572,500
2,800,000	Headwaters, Inc.	7.625	04/01/19	2,810,500
3,670,000	Masco Corp.	6.125	10/03/16	3,948,553
3,600,000	Masco Corp.	7.125	03/15/20	4,027,515
4,100,000	Owens Corning	9.000	06/15/19	5,202,744
				18,561,812

	Chemicals— 3.2%
$5,300,000	Ashland, Inc.	9.125%	06/01/17	$5,916,125
5,200,000	Celanese US Holdings LLC	6.625	10/15/18	5,720,000
3,600,000	CF Industries, Inc.	7.125	05/01/20	4,509,000
5,800,000	Huntsman International LLC	8.625	03/15/21	6,699,000
2,500,000	Kraton Performance Polymers, Inc.	6.750	03/01/19	2,618,750
2,740,000	PolyOne Corp.	7.375	09/15/20	3,007,150
3,115,000	Solutia, Inc.	8.750	11/01/17	3,535,525
				32,005,550
	Coal— 1.9%
4,300,000	Alpha Natural Resources, Inc.	6.000	06/01/19	3,762,500
2,288,000	Arch Coal, Inc.	8.750	08/01/16	2,247,960
2,200,000	Arch Coal, Inc.	7.250	10/01/20	1,919,500
4,500,000	Consol Energy, Inc.	8.000	04/01/17	4,781,250
2,800,000	Peabody Energy Corp.	7.375	11/01/16	3,094,000
3,200,000	Peabody Energy Corp.	6.500	09/15/20	3,248,000
				19,053,210
	Commercial Services— 5.4%
6,300,000	Avis Budget Car Rental LLC	8.250	01/15/19	6,796,125
3,500,000	Cenveo Corp.	8.875	02/01/18	3,062,500
1,900,000	CoreLogic, Inc.	7.250	06/01/21	2,047,250
3,400,000	Corrections Corp. of America	7.750	06/01/17	3,699,625
2,700,000	FTI Consulting, Inc.	6.750	10/01/20	2,848,500
8,812,000	Hertz Corp. (The)	6.750	04/15/19	9,296,660
4,400,000	Iron Mountain, Inc.	8.375	08/15/21	4,895,000
5,900,000	PHH Corp.	7.125	03/01/13	6,047,500
3,900,000	R.R. Donnelley & Sons Co.	6.125	01/15/17	3,861,000
4,000,000	R.R. Donnelley & Sons Co.	7.250	05/15/18	3,980,000
4,100,000	United Rentals North America, Inc.	9.250	12/15/19	4,612,500
2,065,000	Verisk Analytics, Inc.	5.800	05/01/21	2,342,567
				53,489,227
	Diversified Financial Services— 9.0%
3,100,000	Aircastle Ltd. (Bermuda)	9.750	08/01/18	3,534,000
4,200,000	Discover Financial Services	6.450	06/12/17	4,764,572
7,000,000	E*TRADE Financial Corp.	6.750	06/01/16	7,253,750
9,600,000	Ford Motor Credit Co. LLC	8.000	12/15/16	11,370,826
10,200,000	Ford Motor Credit Co. LLC	5.875	08/02/21	11,283,730
3,670,000	General Motors Financial Co., Inc.	6.750	06/01/18	4,045,470
13,200,000	International Lease Finance Corp.	8.750	03/15/17	15,427,500
13,300,000	International Lease Finance Corp.	8.250	12/15/20	15,627,500
1,800,000	National Money Mart Co. (Canada)	10.375	12/15/16	2,016,000
6,700,000	SLM Corp., MTN	6.250	01/25/16	7,135,500
6,508,000	SLM Corp., MTN	8.000	03/25/20	7,337,770
				89,796,618
	Electric— 4.1%
6,100,000	AES Corp. (The)	7.750	10/15/15	6,984,500
5,628,000	AES Corp. (The)	8.000	10/15/17	6,570,690
8,901,000	Ameren Corp.	8.875	05/15/14	9,934,940
3,200,000	GenOn Energy, Inc.	7.875	06/15/17	3,360,000
2,000,000	GenOn Energy, Inc.	9.500	10/15/18	2,215,000
8,750,000	NRG Energy, Inc.	8.250	09/01/20	9,450,000
2,080,000	Public Service Co. of New Mexico	7.950	05/15/18	2,521,568
				41,036,698
	Electrical Components & Equipment— 0.5%
4,300,000	Anixter International, Inc.	5.625	05/01/19	4,482,750

	Electronics— 0.6%
5,500,000	Jabil Circuit, Inc.	5.625	12/15/20	5,871,250

	Entertainment— 0.8%
3,539,000	Cinemark USA, Inc.	8.625	06/15/19	3,963,680
2,100,000	Pinnacle Entertainment, Inc.	8.625	08/01/17	2,299,500

$2,000,000	Vail Resorts, Inc.	6.500%	05/01/19	$2,165,000
				8,428,180
	Environmental Control— 0.4%
3,275,000	Covanta Holding Corp.	7.250	12/01/20	3,610,855

	Food— 3.0%
1,970,000	B&G Foods, Inc.	7.625	01/15/18	2,137,450
4,400,000	Dean Foods Co.	7.000	06/01/16	4,554,000
4,300,000	Dean Foods Co.	9.750	12/15/18	4,730,000
3,200,000	Ingles Markets, Inc.	8.875	05/15/17	3,512,000
3,055,000	Smithfield Foods, Inc.	7.750	07/01/17	3,406,325
3,000,000	Smithfield Foods, Inc.	6.625	08/15/22	3,120,000
7,372,000	SUPERVALU, Inc.	8.000	05/01/16	6,385,995
2,400,000	TreeHouse Foods, Inc.	7.750	03/01/18	2,598,000
				30,443,770
	Forest Products & Paper— 0.4%
1,360,000	Cascades, Inc. (Canada)	7.750	12/15/17	1,414,400
2,200,000	Clearwater Paper Corp.	7.125	11/01/18	2,376,000
				3,790,400
	Healthcare - Products— 0.5%
1,600,000	Alere, Inc.	9.000	05/15/16	1,668,000
1,500,000	Alere, Inc.	8.625	10/01/18	1,545,000
1,300,000	Boston Scientific Corp.	6.000	01/15/20	1,569,704
				4,782,704
	Healthcare - Services— 5.4%
3,563,000	AMERIGROUP Corp.	7.500	11/15/19	4,195,433
7,199,000	Community Health Systems, Inc.	8.000	11/15/19	7,828,913
3,500,000	HCA Holdings, Inc.	6.500	02/15/16	3,841,250
8,790,000	HCA Holdings, Inc.	6.500	02/15/20	9,844,800
6,800,000	Health Net, Inc.	6.375	06/01/17	7,055,000
4,900,000	Kindred Healthcare, Inc.	8.250	06/01/19	4,679,500
4,300,000	LifePoint Hospitals, Inc.	6.625	10/01/20	4,641,313
5,700,000	Tenet Healthcare Corp.	10.000	05/01/18	6,640,500
4,295,000	Universal Health Services, Inc.	7.125	06/30/16	4,928,512
				53,655,221
	Holding Companies - Diversified— 0.6%
2,900,000	Leucadia National Corp.	8.125	09/15/15	3,273,375
2,575,000	Susser Holdings LLC	8.500	05/15/16	2,819,625
				6,093,000
	Home Builders— 2.8%
4,300,000	Centex Corp.	6.500	05/01/16	4,740,750
5,100,000	D.R. Horton, Inc.	6.500	04/15/16	5,622,750
3,800,000	KB Home	8.000	03/15/20	3,990,000
5,020,000	Lennar Corp., Series B	5.600	05/31/15	5,302,375
1,500,000	Lennar Corp., Series B	12.250	06/01/17	1,978,125
1,700,000	Standard Pacific Corp.	8.375	05/15/18	1,904,000
3,950,000	Toll Brothers Finance Corp.	8.910	10/15/17	4,889,286
				28,427,286
	Household Products/Wares— 0.3%
2,900,000	Central Garden and Pet Co.	8.250	03/01/18	2,987,000

	Internet— 0.8%
3,100,000	Equinix, Inc.	8.125	03/01/18	3,448,750
4,300,000	Expedia, Inc.	5.950	08/15/20	4,610,047
				8,058,797
	Iron/Steel— 2.3%
4,250,000	AK Steel Corp.	7.625	05/15/20	3,612,500
5,255,000	Commercial Metals Co.	7.350	08/15/18	5,498,044

$1,690,000	Steel Dynamics, Inc.	7.375%	11/01/12	$1,717,462
2,600,000	Steel Dynamics, Inc.	7.625	03/15/20	2,814,500
4,000,000	U.S. Steel Corp.	6.050	06/01/17	4,000,000
5,392,000	United States Steel Corp.	7.375	04/01/20	5,338,080
				22,980,586
	Leisure Time— 0.7%
6,400,000	Royal Caribbean Cruises Ltd. (Liberia)	7.250	06/15/16	7,104,000

	Lodging— 2.5%
2,800,000	Ameristar Casinos, Inc.	7.500	04/15/21	3,031,000
4,200,000	Boyd Gaming Corp.	9.125	12/01/18	4,347,000
3,800,000	MGM Resorts International	6.625	07/15/15	3,947,250
3,500,000	MGM Resorts International	11.125	11/15/17	3,928,750
2,400,000	Starwood Hotels & Resorts Worldwide, Inc.	6.750	05/15/18	2,797,908
6,100,000	Wynn Las Vegas LLC	7.750	08/15/20	6,801,500
				24,853,408
	Machinery - Diversified— 0.4%
3,250,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	3,558,750

	Media— 2.9%
3,200,000	Cablevision Systems Corp.	8.625	09/15/17	3,672,000
2,700,000	CSC Holdings LLC	8.500	04/15/14	2,983,500
4,200,000	Dish DBS Corp.	6.750	06/01/21	4,614,750
4,843,000	DISH DBS Corp.	7.125	02/01/16	5,369,676
1,165,000	Entravision Communications Corp.	8.750	08/01/17	1,246,550
4,200,000	McClatchy Co. (The)	11.500	02/15/17	4,473,000
6,100,000	Nielsen Finance LLC	7.750	10/15/18	6,893,000
				29,252,476
	Mining— 0.5%
2,495,000	Vulcan Materials Co.	6.500	12/01/16	2,657,175
2,500,000	Vulcan Materials Co.	7.500	06/15/21	2,778,125
				5,435,300
	Miscellaneous Manufacturing— 0.4%
4,000,000	SPX Corp.	7.625	12/15/14	4,440,000

	Oil & Gas— 8.2%
2,700,000	Atwood Oceanics, Inc.	6.500	02/01/20	2,889,000
2,800,000	Bill Barrett Corp.	7.625	10/01/19	2,919,000
1,000,000	Carrizo Oil & Gas, Inc.	8.625	10/15/18	1,087,500
4,660,000	Chesapeake Energy Corp.	9.500	02/15/15	5,032,800
5,400,000	Chesapeake Energy Corp.	6.625	08/15/20	5,400,000
3,600,000	Cimarex Energy Co.	5.875	05/01/22	3,843,000
2,900,000	Clayton Williams Energy, Inc.	7.750	04/01/19	2,885,500
2,600,000	Concho Resources, Inc.	7.000	01/15/21	2,866,500
3,800,000	Continental Resources, Inc.	7.125	04/01/21	4,322,500
2,050,000	Denbury Resources, Inc.	9.750	03/01/16	2,244,750
2,300,000	Denbury Resources, Inc.	8.250	02/15/20	2,599,000
4,360,000	Forest Oil Corp.	8.500	02/15/14	4,578,000
5,144,000	Newfield Exploration Co.	6.875	02/01/20	5,658,400
4,800,000	Plains Exploration & Production Co.	6.750	02/01/22	5,160,000
3,900,000	QEP Resources, Inc.	6.875	03/01/21	4,426,500
1,565,000	Quicksilver Resources, Inc.	11.750	01/01/16	1,506,312
3,400,000	Range Resources Corp.	6.750	08/01/20	3,757,000
3,200,000	SandRidge Energy, Inc.	8.750	01/15/20	3,424,000
2,500,000	SM Energy Co.	6.625	02/15/19	2,600,000
4,100,000	Southwestern Energy Co.	7.500	02/01/18	4,965,289
5,096,000	Sunoco, Inc.	5.750	01/15/17	5,494,451
3,650,000	Whiting Petroleum Corp.	6.500	10/01/18	3,932,875
				81,592,377

	Oil & Gas Services— 1.3%
$2,400,000	Basic Energy Services, Inc.	7.750%	02/15/19	$2,334,000
3,350,000	Key Energy Services, Inc.	6.750	03/01/21	3,375,125
3,110,000	Oil States International, Inc.	6.500	06/01/19	3,288,825
3,700,000	SESI LLC(a)	7.125	12/15/21	4,116,250
				13,114,200
	Packaging & Containers— 2.8%
5,775,000	Ball Corp.	5.000	03/15/22	6,114,281
5,490,000	Crown Americas LLC	6.250	02/01/21	6,093,900
3,200,000	Graphic Packaging International, Inc.	9.500	06/15/17	3,548,000
5,682,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	6,434,865
4,900,000	Sealed Air Corp.	7.875	06/15/17	5,316,500
				27,507,546
	Pharmaceuticals— 0.9%
3,700,000	Endo Pharmaceuticals Holdings, Inc.	7.000	07/15/19	4,107,000
4,600,000	Omnicare, Inc.	7.750	06/01/20	5,060,000
				9,167,000
	Pipelines— 1.7%
5,674,000	El Paso Corp.	7.000	06/15/17	6,529,781
10,035,000	Kinder Morgan Finance Co. ULC (Canada)	5.700	01/05/16	10,725,428
				17,255,209
	Real Estate— 0.5%
4,660,000	CB Richard Ellis Services, Inc.	11.625	06/15/17	5,283,275

	REITs— 3.0%
1,500,000	American Tower Corp.	4.625	04/01/15	1,592,879
2,275,000	American Tower Corp.	4.500	01/15/18	2,442,761
1,500,000	DuPont Fabros Technology LP	8.500	12/15/17	1,661,250
2,500,000	Felcor Lodging LP	6.750	06/01/19	2,656,250
5,565,000	Host Hotels & Resorts LP	6.000	11/01/20	6,184,106
1,800,000	MPT Operating Partnership LP	6.875	05/01/21	1,921,500
11,420,000	Weyerhaeuser Co.	7.375	10/01/19	13,962,663
				30,421,409
	Retail— 6.8%
6,200,000	AutoNation, Inc.	6.750	04/15/18	6,920,750
3,000,000	Dollar General Corp.	4.125	07/15/17	3,127,500
9,400,000	Gap, Inc. (The)	5.950	04/12/21	9,944,392
9,200,000	J.C. Penney Corp., Inc.	5.650	06/01/20	7,762,500
9,000,000	Limited Brands, Inc.	5.625	02/15/22	9,472,500
4,020,000	Phillips-Van Heusen Corp.	7.375	05/15/20	4,497,375
7,800,000	Rite Aid Corp.	8.000	08/15/20	8,823,750
3,500,000	Sally Holdings LLC	5.750	06/01/22	3,758,125
15,454,000	Sears Holdings Corp.	6.625	10/15/18	13,927,917
				68,234,809
	Semiconductors— 1.0%
5,650,000	Advanced Micro Devices, Inc.	8.125	12/15/17	5,974,875
4,250,000	Amkor Technology, Inc.	6.625	06/01/21	4,239,375
				10,214,250
	Software— 0.7%
6,515,000	Fidelity National Information Services, Inc.	7.625	07/15/17	7,231,650

	Telecommunications— 8.0%
4,400,000	CenturyLink, Inc., Series S	6.450	06/15/21	4,863,742
3,700,000	Cincinnati Bell, Inc.	8.375	10/15/20	3,875,750
3,107,000	Crown Castle International Corp.	9.000	01/15/15	3,404,107
2,500,000	Crown Castle International Corp.	7.125	11/01/19	2,756,250
3,300,000	Embarq Corp.	7.082	06/01/16	3,800,026
4,000,000	Frontier Communications Corp.	8.250	04/15/17	4,400,000
3,900,000	Frontier Communications Corp.	8.500	04/15/20	4,241,250

$2,000,000	GCI, Inc.	8.625%	11/15/19	$2,135,000
1,695,000	GeoEye, Inc.	9.625	10/01/15	1,885,687
3,400,000	Hughes Satellite Systems Corp.	6.500	06/15/19	3,672,000
5,500,000	MetroPCS Wireless, Inc.	6.625	11/15/20	5,575,625
2,600,000	NII Capital Corp.	10.000	08/15/16	2,626,000
3,200,000	NII Capital Corp.	7.625	04/01/21	2,464,000
8,450,000	Sprint Capital Corp.	6.900	05/01/19	8,703,500
8,330,000	Sprint Nextel Corp.	6.000	12/01/16	8,475,775
3,650,000	Virgin Media Finance PLC (United Kingdom)	8.375	10/15/19	4,147,313
3,600,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	9.500	08/15/16	4,045,500
4,200,000	Windstream Corp.	8.125	08/01/13	4,457,250
4,200,000	Windstream Corp.	7.750	10/15/20	4,494,000
				80,022,775
	Transportation— 0.3%
2,600,000	Bristow Group, Inc.	7.500	09/15/17	2,704,000

	Total Corporate Bonds
	(Cost $952,045,072)			982,660,578

Number of Shares
	Money Market Fund—1.1%
10,661,340	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $10,661,340)			10,661,340

	Total Investments
	(Cost $962,706,412)(b)— 99.3%			993,321,918
	Other assets less liabilities—0.7%			6,828,704
	Net Assets—100.0%			$1,000,150,622

Investment Abbreviations:

MTN	- Medium-Term Notes
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $4,116,250, which represented 0.41% of the Fund’s Net Assets.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $962,771,060. The net unrealized appreciation was $30,550,858 which consisted of aggregate gross unrealized appreciation of $38,088,925 and aggregate gross unrealized depreciation of $7,538,067.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

July 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.8%
	Aerospace/Defense— 3.4%
$50,000	Boeing Co. (The)	3.500%	02/15/15	$53,752
100,000	General Dynamics Corp.	3.875	07/15/21	114,282
100,000	Lockheed Martin Corp.	4.250	11/15/19	113,332
100,000	Northrop Grumman Corp.	1.850	11/15/15	103,017
50,000	United Technologies Corp.	4.500	04/15/20	59,411
200,000	United Technologies Corp.	3.100	06/01/22	215,551
				659,345
	Agriculture— 2.9%
50,000	Altria Group, Inc.	9.700	11/10/18	71,405
100,000	Archer-Daniels-Midland Co.	4.479	03/01/21	117,171
100,000	Bunge Ltd. Finance Corp.	4.100	03/15/16	105,953
150,000	Lorillard Tobacco Co.	3.500	08/04/16	159,077
75,000	Philip Morris International, Inc.	5.650	05/16/18	92,177
				545,783
	Auto Parts & Equipment— 0.6%
100,000	Johnson Controls, Inc.	5.500	01/15/16	113,601

	Banks— 12.1%
350,000	Bank of America Corp., MTN	7.375	05/15/14	379,919
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	163,390
150,000	BB&T Corp., MTN	3.200	03/15/16	160,076
125,000	Citigroup, Inc.	5.500	04/11/13	128,565
250,000	Citigroup, Inc.	6.125	11/21/17	285,872
150,000	Fifth Third Bancorp	3.625	01/25/16	160,119
100,000	Goldman Sachs Group, Inc. (The)	3.625	02/07/16	102,430
100,000	JPMorgan Chase & Co.	3.150	07/05/16	105,237
150,000	JPMorgan Chase & Co.	6.000	01/15/18	177,750
150,000	Morgan Stanley	4.750	04/01/14	153,496
125,000	PNC Funding Corp.	2.700	09/19/16	132,269
100,000	SunTrust Banks, Inc.	3.600	04/15/16	104,685
100,000	US Bancorp	4.125	05/24/21	114,089
125,000	Wells Fargo & Co.	5.625	12/11/17	148,586
				2,316,483
	Beverages— 1.9%
100,000	Coca-Cola Co. (The)	5.350	11/15/17	120,885
100,000	Dr Pepper Snapple Group, Inc.	2.900	01/15/16	106,199
100,000	PepsiCo, Inc.	7.900	11/01/18	135,365
				362,449
	Biotechnology— 1.2%
200,000	Amgen, Inc.	3.875	11/15/21	218,918

	Chemicals— 2.1%
40,000	Dow Chemical Co. (The)	8.550	05/15/19	54,398
100,000	Ecolab, Inc.	3.000	12/08/16	106,715
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	126,290
100,000	Sherwin-Williams Co. (The)	3.125	12/15/14	105,575
				392,978
	Commercial Services— 0.5%
100,000	Block Financial LLC	7.875	01/15/13	102,347

	Computers— 2.0%
$100,000	Computer Sciences Corp.	6.500%	03/15/18	$108,250
100,000	Dell, Inc.	2.300	09/10/15	103,852
100,000	Hewlett-Packard Co.	6.125	03/01/14	107,307
50,000	International Business Machines Corp.	5.700	09/14/17	61,289
				380,698
	Cosmetics/Personal Care— 1.7%
200,000	Avon Products, Inc.	5.625	03/01/14	211,735
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	119,603
				331,338
	Diversified Financial Services— 4.5%
100,000	American Express Co.	7.000	03/19/18	127,206
100,000	American Express Credit Corp., MTN	2.750	09/15/15	105,530
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	117,023
100,000	Caterpillar Financial Services Corp., MTN	6.125	02/17/14	108,638
100,000	Charles Schwab Corp. (The)	4.950	06/01/14	107,487
93,000	CME Group, Inc.	5.750	02/15/14	100,219
75,000	General Electric Capital Corp., MTN	5.625	05/01/18	88,690
100,000	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	115,564
				870,357
	Electric— 6.0%
100,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/18	131,695
100,000	Consumers Energy Co.	6.700	09/15/19	131,301
50,000	Duke Energy Corp.	6.300	02/01/14	54,043
100,000	Exelon Corp.	4.900	06/15/15	109,459
100,000	Georgia Power Co.	4.250	12/01/19	114,786
100,000	NextEra Energy Capital Holdings, Inc.	7.875	12/15/15	120,612
30,000	Ohio Power Co., Series M	5.375	10/01/21	36,297
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	110,725
100,000	PPL Energy Supply LLC	4.600	12/15/21	105,726
100,000	Southern California Edison Co.	3.875	06/01/21	113,242
100,000	Virginia Electric And Power Co.	5.400	04/30/18	120,630
				1,148,516
	Electrical Components & Equipment— 0.6%
100,000	Emerson Electric Co.	4.875	10/15/19	120,571

	Electronics— 0.9%
50,000	Honeywell International, Inc.	5.000	02/15/19	60,213
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	114,151
				174,364
	Environmental Control— 0.6%
100,000	Waste Management, Inc.	2.600	09/01/16	104,448

	Food— 3.3%
100,000	Campbell Soup Co.	4.250	04/15/21	114,403
100,000	ConAgra Foods, Inc.	5.875	04/15/14	107,588
100,000	General Mills, Inc.	5.700	02/15/17	119,787
100,000	Kraft Foods, Inc.	4.125	02/09/16	109,999
100,000	Kroger Co. (The)	6.150	01/15/20	121,521
50,000	SYSCO Corp.	5.250	02/12/18	60,283
				633,581
	Forest Products & Paper— 0.7%
100,000	International Paper Co.	7.950	06/15/18	128,479

	Gas— 0.6%
100,000	Sempra Energy	6.500	06/01/16	119,056

	Healthcare-Products— 2.4%
$100,000	Baxter International, Inc.	4.500%	08/15/19	$116,148
100,000	Becton Dickinson and Co.	1.750	11/08/16	103,454
100,000	Covidien International Finance SA (Luxembourg)	6.000	10/15/17	121,355
100,000	Medtronic, Inc.	4.450	03/15/20	116,503
				457,460
	Healthcare-Services— 2.7%
100,000	Aetna, Inc.	6.000	06/15/16	116,628
100,000	Cigna Corp.	2.750	11/15/16	104,564
100,000	Coventry Health Care, Inc.	5.450	06/15/21	114,299
50,000	UnitedHealth Group, Inc.	6.000	02/15/18	61,868
100,000	WellPoint, Inc.	5.250	01/15/16	112,223
				509,582
	Household Products/Wares— 0.3%
50,000	Kimberly-Clark Corp.	6.125	08/01/17	61,624

	Insurance— 8.3%
100,000	Aflac, Inc.	8.500	05/15/19	132,691
125,000	Allstate Life Global Funding Trusts, MTN	5.375	04/30/13	129,644
100,000	American International Group, Inc.	4.250	09/15/14	104,598
150,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	181,344
110,000	Berkshire Hathaway, Inc.	3.200	02/11/15	117,420
100,000	Chubb Corp. (The)	5.750	05/15/18	123,945
200,000	Hartford Financial Services Group, Inc.	5.125	04/15/22	213,204
100,000	MetLife, Inc.	6.750	06/01/16	118,341
100,000	MetLife, Inc.	7.717	02/15/19	129,551
100,000	Prudential Financial, Inc., Series B, MTN	5.100	09/20/14	108,324
100,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/19	124,397
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	112,631
				1,596,090
	Internet— 1.4%
100,000	Google, Inc.	3.625	05/19/21	113,605
150,000	Symantec Corp.	4.200	09/15/20	157,198
				270,803
	Iron/Steel— 0.6%
100,000	Nucor Corp.	5.750	12/01/17	121,555

	Lodging— 0.5%
100,000	Marriott International, Inc.	3.000	03/01/19	102,527

	Machinery-Construction & Mining— 0.6%
100,000	Caterpillar, Inc.	3.900	05/27/21	114,981

	Media— 3.3%
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	3.500	03/01/16	106,717
100,000	Nbcuniversal Media LLC	5.150	04/30/20	118,820
100,000	News America, Inc.	5.300	12/15/14	109,997
100,000	Time Warner Cable, Inc.	8.250	04/01/19	133,226
50,000	Time Warner, Inc.	3.150	07/15/15	53,170
100,000	Walt Disney Co. (The), MTN	4.500	12/15/13	105,772
				627,702
	Mining— 0.5%
100,000	Alcoa, Inc.	5.400	04/15/21	102,680

	Miscellaneous Manufacturing— 2.1%
50,000	3M Co., MTN	4.375	08/15/13	52,163
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	125,350
100,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	9.500	04/15/14	113,386

$100,000	Tyco International Finance SA (Luxembourg)	6.000%	11/15/13	$107,101
				398,000
	Office/Business Equipment— 0.5%
100,000	Pitney Bowes, Inc., MTN	5.750	09/15/17	103,015

	Oil & Gas— 6.0%
200,000	Apache Corp.	3.250	04/15/22	217,028
100,000	Chevron Corp.	3.950	03/03/14	105,525
100,000	Chevron Corp.	4.950	03/03/19	122,005
100,000	ConocoPhillips	4.600	01/15/15	109,958
100,000	ConocoPhillips	5.750	02/01/19	124,004
100,000	Hess Corp.	8.125	02/15/19	131,416
100,000	Marathon Oil Corp.	5.900	03/15/18	119,902
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	115,612
90,000	Valero Energy Corp.	6.125	02/01/20	108,450
				1,153,900
	Oil & Gas Services— 0.7%
100,000	Halliburton Co.	6.150	09/15/19	125,184

	Pharmaceuticals— 6.1%
125,000	Abbott Laboratories	5.875	05/15/16	148,274
100,000	AmerisourceBergen Corp.	3.500	11/15/21	107,246
100,000	Bristol-Myers Squibb Co.	5.450	05/01/18	122,079
100,000	Cardinal Health, Inc.	4.000	06/15/15	108,146
100,000	Eli Lilly & Co.	5.200	03/15/17	118,197
90,000	Johnson & Johnson	5.550	08/15/17	109,943
100,000	McKesson Corp.	3.250	03/01/16	107,923
75,000	Merck & Co., Inc.	5.000	06/30/19	91,094
200,000	Pfizer, Inc.	6.200	03/15/19	258,048
				1,170,950
	Pipelines— 0.6%
100,000	Spectra Energy Capital LLC	6.200	04/15/18	120,292

	REITs— 2.0%
150,000	ERP Operating LP	4.625	12/15/21	170,020
100,000	HCP, Inc.	3.750	02/01/16	105,767
100,000	Simon Property Group LP	5.750	12/01/15	112,217
				388,004
	Retail— 6.9%
150,000	Best Buy Co., Inc.	5.500	03/15/21	135,476
75,000	Costco Wholesale Corp.	5.500	03/15/17	90,672
75,000	CVS Caremark Corp.	5.750	06/01/17	89,782
150,000	Home Depot, Inc. (The)	4.400	04/01/21	177,905
100,000	Kohl’s Corp.	6.250	12/15/17	122,023
100,000	Lowe’s Cos., Inc.	5.400	10/15/16	116,338
100,000	McDonald’s Corp., MTN	5.350	03/01/18	120,990
125,000	Target Corp.	6.000	01/15/18	154,907
100,000	Walgreen Co.	5.250	01/15/19	117,490
175,000	Wal-Mart Stores, Inc.	3.250	10/25/20	194,676
				1,320,259
	Semiconductors— 1.1%
100,000	Intel Corp.	1.950	10/01/16	105,109
100,000	Texas Instruments, Inc.	2.375	05/16/16	105,819
				210,928
	Software— 2.0%
100,000	Fiserv, Inc.	3.125	06/15/16	104,271
150,000	Microsoft Corp.	3.000	10/01/20	166,434
100,000	Oracle Corp.	5.250	01/15/16	115,401
				386,106

	Telecommunications— 3.0%
$150,000	AT&T, Inc.	5.500%	02/01/18	$181,778
150,000	Cellco Partnership / Verizon Wireless Capital LLC	5.550	02/01/14	160,461
100,000	Cisco Systems, Inc.	4.450	01/15/20	117,902
100,000	Virgin Media Secured Finance PLC (United Kingdom)	6.500	01/15/18	110,500
				570,641
	Transportation— 1.6%
100,000	FedEx Corp.	8.000	01/15/19	133,171
100,000	Union Pacific Corp.	4.000	02/01/21	112,926
50,000	United Parcel Service, Inc.	3.125	01/15/21	54,495
				300,592
	Total Corporate Bonds
	(Cost $18,413,963)			18,936,187

Number of Shares
	Money Market Fund—0.2%
40,066	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $40,066)			40,066

	Total Investments
	(Cost $18,454,029)(a)— 99.0%			18,976,253
	Other assets less liabilities—1.0%			194,831
	Net Assets—100.0%			$19,171,084

Investment Abbreviations:

MTN	- Medium-Term Notes
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $18,454,029. The net unrealized appreciation was $522,224 which consisted of aggregate gross unrealized appreciation of $530,548 and aggregate gross unrealized depreciation of $8,324.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio (PWZ)

July 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 96.8%
	Ad Valorem Property Tax — 36.3%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,469,650
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	530,085
2,000,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	2,148,080
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,118,070
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,705,620
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	531,970
1,500,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,690,425
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	560,345
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,683,749
1,000,000	Peralta Community College District Ser. 06A NATL RE	5.000	08/01/31	1,086,140
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,187,670
3,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	3,230,640
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	552,410
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	446,876
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,258,380
				20,200,110
	College Revenue — 1.8%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	543,430
450,000	University of California General Revenue Ser. 03A AMBAC	5.000	05/15/36	462,532
				1,005,962
	Electric Power Revenue — 4.2%
800,000	Anaheim California Public Financing Auth. Rev. (Electric System Distribution Facilities) Ser. 02-A AGM	5.000	10/01/31	804,192
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	431,152
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,108,420
				2,343,764
	General Fund — 0.8%
400,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	413,048

	Hospital Revenue — 8.6%
1,000,000	California State Health Facilities Financing Auth. Rev. (Children’s Hospital Los Angeles) Ser. 12A	5.000	11/15/34	1,067,050
500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	529,630
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,064,870
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,123,140
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	1,013,787
				4,798,477
	Lease Revenue — 13.3%
1,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	1,112,990
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,659,660

1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,111,590
15,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Pre-refunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	16,323

$485,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Unrefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750%	08/01/37	$497,615
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL RE	4.250	01/01/37	404,316
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,143,190
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	434,004
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,045,510
				7,425,198
	Miscellaneous Revenue — 4.1%
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	2,262,200

	Sales Tax Revenue — 12.0%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,628,835
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	432,740
1,500,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10C AGM	5.125	08/01/42	1,620,885
2,375,000	San Francisco Bay California Area Rapid Transit District Ser. 06 AGM	5.000	07/01/36	2,482,801
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	521,185
				6,686,446
	Sewer Revenue — 4.3%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	441,868
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	397,572
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	549,920
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	481,809
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	530,655
				2,401,824
	Special Assessment — 3.0%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,682,265

	Special Tax — 2.5%
1,375,000	Tustin California Unified School District Special Tax Senior Lien (Community Facilities District No. 97-1) Ser. 02A AGM	5.000	09/01/38	1,377,214

	Water Revenue — 5.9%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,146,310
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	547,245
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	528,795
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	536,255
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	532,685
				3,291,290
	Total Investments
	(Cost $50,231,949)(a)(b)— 96.8%			53,887,798
	Other assets less liabilities—3.2%			1,765,547
	Net Assets—100.0%			$55,653,345

Investment Abbreviations:
Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a) This table, as of July 31, 2012, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	47.1%
Assured Guaranty Corp.	21.4
National Public Finance Guarantee Corp.	18.0
American Municipal Bond Assurance Corp.	5.4

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $50,231,949. The net unrealized appreciation was $3,655,849 which consisted of aggregate gross unrealized appreciation of $3,671,847 and aggregate gross unrealized depreciation of $15,998.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio (PZA)

July 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.6%
	Ad Valorem Property Tax — 17.4%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$2,120,340
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,399,507
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,364,830
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	3,150,750
8,000,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	8,592,320
11,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/28	13,026,050
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,690,560
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,583,150
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	568,540
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,659,255
1,000,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,126,950
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,097,400
500,000	Los Angeles Unified School District AMBAC	5.000	07/01/31	549,620
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,796,925
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,873,350
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,861,092
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	539,850
46,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	49,536,480
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	945,963
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,209,640
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,794,750
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,750,400
23,000,000	West Contra Costa California Unified School District Ref. Ser.12 AGM	5.000	08/01/32	25,971,370
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,848,225
				142,057,317
	Auto Parking Revenue — 0.6%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,210,860
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,743,800
				4,954,660
	College Revenue — 1.6%
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,211,830
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,567,450
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,114,560
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,575,100
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	270,833
2,000,000	University of California Rev. Ser. 05C NATL RE	4.750	05/15/37	2,070,160
				12,809,933
	Electric Power Revenue — 2.4%
4,750,000	Guam Power Auth. Rev. Ser. 10A(Guam) AGM	5.000	10/01/37	5,202,343
900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	967,482

$2,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500%	05/01/33	$2,944,050
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	7,354,165
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,353,912
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,108,420
				19,930,372
	General Fund — 0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	516,310

	Highway Tolls Revenue — 6.1%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	8,305,950
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	537,970
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,970,672
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,604,360
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,836,960
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,647,520
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	9,375,600
250,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	296,808
				49,575,840
	Hospital Revenue — 19.9%
15,500,000	Arizona State Health Facilities Auth. (Catholic Healthcare West) Ser. 11B2 AGM	5.000	03/01/41	16,720,780
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	768,671
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,922,825
500,000	California Health Facilities Financing Auth. Rev. (Children’s Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	530,515
500,000	California State Health Facilities Financing Auth. Rev. (Stanford Hospital Clinics) Ser. 12A	5.000	08/15/42	562,540
1,000,000	California State Health Facilities Financing Auth. Rev. (Stanford Hospital Clinics) Ser. 12A	5.000	08/15/51	1,101,070
1,950,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	2,065,557
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,064,870
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,423,100
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser 05B AMBAC	5.500	04/01/37	2,851,350
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	5,420,550
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	324,513
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,684,139
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	3,174,750
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,398,850
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,167,440
22,500,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	23,621,400
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	4,170,120
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,152,000
1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,111,350
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,822,417
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,828,650

$5,500,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. (West Jefferson Medical Center) Ser. 98B AGM	5.250%	01/01/28	$6,124,195
6,000,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. Ref. (West Jefferson Medical Center) Ser. 11A AGM	6.000	01/01/39	7,003,620
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,187,900
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	503,910
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	9,569,879
4,500,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	4,789,485
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	2,128,660
1,000,000	Montgomery County Pennsylvania Higher Education & Health Auth. (Abington Memorial Hospital Obligation Group) Ser. 12	5.000	06/01/31	1,126,440
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	11,140,100
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	550,145
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,087,720
10,000,000	Ohio State Hospital Rev. (University Hospital Health System) Ser. 12A AGM	5.000	01/15/41	10,837,600
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,729,525
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Unrefunded Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	19,108
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,053,270
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06C AGM	5.000	09/01/35	1,104,730
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06D AGM	5.000	09/01/39	1,037,460
2,250,000	South Carolina Jobs-Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A AGM	5.000	08/01/35	2,353,208
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,112,830
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	5,267,241
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,107,430
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	482,755
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,238,600
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	951,073
1,000,000	Wisconsin Health & Educational Facilities Auth. Rev. (Gundersen Lutheran) Ser. 11A	5.250	10/15/39	1,093,750
				162,488,091
	Hotel Occupancy Tax — 0.3%
2,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Hotel Ref. Ser. 10 AGM	5.000	02/01/35	2,174,180

	Income Tax Revenue — 0.1%
1,170,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 12S-1	4.000	07/15/42	1,180,518

	Lease Revenue — 5.7%
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	2,250,480
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	2,286,580
3,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	3,338,970
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	553,220
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,781,130
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,338,555
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	556,495
14,880,000	Pueblo County Colorado COP (Judicial Complex Project) Ser. 12 AGM	5.000	09/15/42	16,713,216

$4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750%	08/01/29	$4,572,760
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,389,900
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,045,510
				46,826,816
	Miscellaneous Revenue — 6.3%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/28	8,431,575
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,400,000
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,808,750
2,000,000	Greater Arizona Development Auth. Infrastructure Rev. Ser. 05B NATL RE	5.000	08/01/35	2,116,680
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	1,025,120
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 11A AGM	5.000	02/15/47	1,083,710
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,309,614
1,535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	1,735,425
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,108,470
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	6,091,903
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/42	1,644,690
500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	587,335
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,265,300
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	13,047,238
				51,655,810
	Port, Airport & Marina Revenue — 6.9%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,393,150
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,697,955
5,000,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	5,459,300
2,000,000	City of Cleveland Ohio Airport System Rev. AGM	5.000	01/01/30	2,228,540
1,000,000	City of Cleveland Ohio Airport System Rev. AGM	5.000	01/01/31	1,112,580
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,660,635
10,000,000	Miami-Dade County Florida Aviation Rev. Ser. 08B AGM	5.000	10/01/41	10,692,800
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,744,730
15,000,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	16,373,250
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,632,625
1,500,000	Sacramento County California Airport System Senior Rev. Ser. 08A AGM	5.000	07/01/41	1,637,565
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,090,500
				56,723,630
	Recreational Revenue — 2.7%
9,000,000	Garden State Preservation Trust AGM	5.750	11/01/28	12,444,210
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,697,700
3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	3,647,460
				21,789,370
	Sales Tax Revenue — 2.7%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,896,258
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,696,590
400,000	Dallas Area Rapid Transit (SR Lien) Ser. 07 AMBAC	5.000	12/01/32	440,248
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL RE	6.500	07/01/30	2,559,023
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	315,690
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	3,284,940

$3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000%	02/01/31	$3,346,890
2,500,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10A AGM	5.000	08/01/40	2,675,550
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,070,330
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,088,170
				22,373,689
	Sewer Revenue — 3.3%
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,748,325
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC	5.500	07/01/36	2,268,940
2,250,000	Detroit Michigan Sewage Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,845,530
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	5,246,900
2,500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	2,749,600
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM	5.000	01/01/42	3,287,820
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	530,655
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,516,816
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,445,800
				26,640,386
	Special Assessment — 0.5%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,486,040

	Student Loan Revenue — 0.5%
3,640,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	4,064,752

	Tax Increment Revenue — 1.4%
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	1,170,030
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,657,482
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,662,800
				11,490,312
	Transit Revenue — 5.7%
500,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	507,650
1,755,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	1,967,952
23,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	26,191,250
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	452,064
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	17,204,850
				46,323,766
	Water Revenue — 13.4%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,795,895
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,105,730
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/41	2,450,801
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,511,787
5,000,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	5,612,450
3,000,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11A AGM	5.000	10/01/42	3,268,890
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,334,960
5,425,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	6,600,001
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,552,665
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,094,490
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,726,980

$3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000%	11/15/35	$4,322,699
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,347,366
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,177,030
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	23,316,600
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	4.625	10/01/30	1,669,485
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,234,700
400,000	New York City New York Municipal Water Finance Auth. Water & Sewer Rev. (Second General Resolution) Ser. 11GG	5.000	06/15/43	453,864
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,755,175
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,710,050
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,213,240
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	978,775
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,343,380
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	4,283,239
2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000	10/01/38	3,073,603
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	536,255
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,088,290
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	532,685
5,470,000	Town of Davie Florida Water & Sewer Rev. Ser. 11 AGM	5.000	10/01/41	6,112,616
				109,203,701
	Total Investments (Cost $728,798,708)(a)(b)— 97.6%			797,265,493
	Other assets less liabilities—2.4%			19,441,739
	Net Assets—100.0%			$816,707,232

Investment Abbreviations:

Auth.	- Authority
COP	- Certificate of Participation
Corp.	- Corporate
RAC	- Revenue Anticipation Certificates
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a) This table, as of July 31, 2012, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	64.9%
Assured Guaranty Corp.	25.8

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $728,798,708. The net unrealized appreciation was $68,466,785 which consisted of aggregate gross unrealized appreciation of $68,468,585 and aggregate gross unrealized depreciation of $1,800.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio (PZT)

July 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Long Term Municipal Bonds — 94.6%
	Ad Valorem Property Tax — 4.1%
$1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250%	07/01/30	$1,100,420
400,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	431,880
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	1,076,880
				2,609,180
	College Revenue — 8.4%
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	2,035,680
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,872,625
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	541,665
				5,449,970
	Electric Power Revenue — 11.9%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	2,190,460
4,500,000	Long Island Power Auth. Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	5,299,290
185,000	New York State Power Auth. Rev. Ser. 07A NATL RE	4.500	11/15/47	196,505
				7,686,255
	Highway Tolls Revenue — 8.1%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,095,120
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	645,840
2,000,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	2,374,460
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	1,113,475
				5,228,895
	Hospital Revenue — 2.7%
600,000	New York State Dormitory Auth. Rev. (Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000	02/15/30	642,708
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,098,040
				1,740,748
	Hotel Occupancy Tax — 2.4%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,564,875

	Income Tax Revenue — 0.8%
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	533,425

	Lease Revenue — 2.8%
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K AGM	5.250	07/01/27	1,094,370
700,000	Rensselaer City School District Ser. 06 SGI	5.000	06/01/36	713,125
				1,807,495
	Miscellaneous Revenue — 19.1%
1,600,000	Build New York City Resource Corp. Package Facilities Rev. (Royal Charter Properties - New York & Presbyterian Hospital) Ser. 12 AGM	4.750	12/15/32	1,702,336
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A AGM	5.750	05/01/28	578,070
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	1,127,632
4,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 11A AGM	5.000	02/15/47	4,334,840
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,936,675
1,000,000	New York City New York Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,073,660
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	626,436
				12,379,649

	Port, Airport & Marina Revenue — 3.4%
1,000,000	Port Auth. of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,107,060

$1,000,000	Port Auth. of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000%	08/15/37	$1,093,270
				2,200,330
	Recreational Revenue — 4.7%
2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	2,431,640
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	622,794
				3,054,434
	Sales Tax Revenue — 8.9%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	432,740
790,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate) Ser. 10A AGM	5.000	08/01/40	845,474
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate) Ser. 10C AGM	5.125	08/01/42	1,550,647
2,690,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	2,933,391
				5,762,252
	Transit Revenue — 10.3%
2,005,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	2,035,676
1,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	1,682,010
2,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	2,277,500
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	630,246
				6,625,432
	Water Revenue — 7.0%
1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,277,606
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	627,888
2,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	2,643,975
				4,549,469
	Total Long Term Municipal Bonds (Cost $56,584,409)			61,192,409

	Short Term Municipal Bond—2.0%
1,300,000	City of New York Ser. 03A (Cost $1,300,000)			1,300,000

	Total Investments (Cost $57,884,409)(a)(b)— 96.6%			62,492,409
	Other assets less liabilities—3.4%			2,198,944
	Net Assets—100.0%			$64,691,353

Investment Abbreviations:
Auth.	- Authority
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.
SGI	- Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a) This table, as of July 31, 2012, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	49.9%
Assured Guaranty Corp.	13.7
American Municipal Bond Assurance Corp.	11.5
Berkshire Hathaway Assurance Corp.	10.5
National Public Finance Guarantee Corp.	10.5

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $57,884,409. The net unrealized appreciation was $4,608,000 which consisted of aggregate gross unrealized appreciation of $4,634,370 and aggregate gross unrealized depreciation of $26,370.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

July 31, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 98.1%
		Australia— 3.6%
EUR	150,000	Australia & New Zealand Banking Group Ltd., Series E, MTN	3.750%	03/10/17	$202,794
EUR	150,000	Commonwealth Bank of Australia, Series E, MTN	4.375	02/25/20	211,617
AUD	1,150,000	National Australia Bank Ltd., Series DIP	6.750	09/16/14	1,275,163
EUR	150,000	National Australia Bank Ltd., Series G, MTN	4.000	07/13/20	207,186
EUR	100,000	Telstra Corp. Ltd., Series E, MTN	4.750	03/21/17	142,820
AUD	500,000	Westpac Banking Corp., MTN	7.250	11/18/16	576,836
EUR	350,000	Westpac Banking Corp., Series E, MTN	4.250	09/22/16	478,095
EUR	200,000	Westpac Banking Corp., Series E, MTN	4.125	05/25/18	275,762
GBP	150,000	Westpac Banking Corp., Series E, MTN	5.000	10/21/19	268,960
					3,639,233
		Austria— 0.4%
EUR	150,000	Erste Group Bank AG, Series E, MTN	4.750	09/18/13	191,629
EUR	150,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.375	01/24/17	190,031
					381,660
		Belgium— 0.3%
EUR	200,000	Fortis Bank SA/NV, Series E, MTN	5.757	10/04/17	259,904

		Canada— 13.1%
CAD	125,000	Bank of Montreal, Series DPNT	3.930	04/27/15	131,367
CAD	400,000	Bank of Montreal, Series DPNT	3.490	06/10/16	418,158
CAD	550,000	Bank of Montreal, Series DPNT	2.960	08/02/16	563,395
CAD	150,000	Bank of Montreal, Series DPNT	6.020	05/02/18	177,841
CAD	325,000	Bank of Nova Scotia	3.610	02/22/16	340,279
CAD	1,000,000	Bank of Nova Scotia, Series DPNT	3.340	03/25/15	1,034,820
CAD	200,000	Bank of Nova Scotia, Series DPNT	2.250	05/08/15	200,870
CAD	200,000	Bank of Nova Scotia, Series DPNT	2.740	12/01/16	203,386
CAD	250,000	Bank of Nova Scotia, Series DPNT	4.100	06/08/17	268,847
CAD	100,000	Bell Canada, MTN	4.850	06/30/14	105,274
CAD	275,000	Bell Canada	3.600	12/02/15	285,813
CAD	575,000	Bell Canada	4.400	03/16/18	618,169
CAD	600,000	Canadian Imperial Bank of Commerce	2.650	11/08/16	607,752
CAD	200,000	Canadian Imperial Bank of Commerce, Series DPNT, MTN	3.100	03/02/15	205,499
CAD	200,000	Canadian Imperial Bank of Commerce, Series DPNT	2.200	05/22/15	200,828
CAD	450,000	Canadian Imperial Bank of Commerce, Series DPNT	3.400	01/14/16	467,002
CAD	500,000	Canadian Imperial Bank of Commerce, Series DPNT, MTN	3.950	07/14/17	535,379
CAD	300,000	CDP Financial, Inc.	4.600	07/15/20	340,413
CAD	250,000	Manulife Financial Corp., MTN	4.896	06/02/14	260,374
CAD	150,000	Rogers Communications, Inc.	5.800	05/26/16	166,871
CAD	625,000	Rogers Communications, Inc.	5.340	03/22/21	700,919
CAD	250,000	Royal Bank of Canada, Series DPNT	3.360	01/11/16	259,660
CAD	350,000	Royal Bank of Canada, Series DPNT, MTN	3.030	07/26/16	359,676
CAD	300,000	Royal Bank of Canada, Series DPNT	2.680	12/08/16	304,612
CAD	700,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	739,138
CAD	350,000	Royal Bank of Canada, Series DPNT	2.580	04/13/17	352,451
CAD	750,000	Royal Bank of Canada, Series DPNT	2.980	05/07/19	763,723
CAD	350,000	Shaw Communications, Inc.	5.650	10/01/19	387,804
CAD	450,000	Shaw Communications, Inc.	6.750	11/09/39	483,242
CAD	150,000	TELUS Corp., Series CG	5.050	12/04/19	168,833
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	564,741
CAD	450,000	Toronto-Dominion Bank (The), Series DPNT	2.948	08/02/16	461,619
GBP	200,000	Xstrata Canada Financial Corp., Series E, MTN	7.375	05/27/20	393,327
					13,072,082
		Cayman Islands— 0.6%
EUR	150,000	Hutchison Whampoa Europe Finance 12 Ltd., Series E, MTN	2.500	06/06/17	192,214
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., Series E, MTN	5.500	02/11/41	387,921
					580,135
		Denmark— 0.8%
EUR	250,000	Carlsberg Breweries A/S, Series E, MTN	3.375	10/13/17	334,965
EUR	150,000	Danske Bank A/S, Series E, MTN	3.875	05/18/16	193,142

GBP	150,000	TDC A/S, MTN	5.625%	02/23/23	$283,359
					811,466
		Finland— 0.1%
EUR	100,000	Nokia OYJ, Series E, MTN	5.500	02/04/14	122,392

		France— 16.3%
EUR	150,000	Areva SA, Series E, MTN	3.875	09/23/16	191,163
EUR	150,000	Autoroutes Du Sud de La France SA, MTN	5.625	07/04/22	225,443
EUR	100,000	AXA SA, Series E, MTN	4.500	01/23/15	132,360
EUR	200,000	Banque Federative Du Credit Mutuel SA, Series E, MTN	4.000	10/22/20	235,550
EUR	100,000	Banque PSA Finance SA, Series E, MTN	4.250	02/25/16	115,981
EUR	350,000	BNP Paribas SA, Series E, MTN	3.500	03/07/16	458,496
EUR	200,000	BNP Paribas SA, Series E, MTN	5.431	09/07/17	266,861
EUR	500,000	BNP Paribas SA, Series E, MTN	3.750	11/25/20	660,462
EUR	100,000	Bouygues SA	6.125	07/03/15	140,404
EUR	100,000	Bouygues SA	4.250	07/22/20	136,646
EUR	150,000	BPCE SA, Series E, MTN	2.875	09/22/15	189,943
EUR	100,000	Caisse Centrale Du Credit Immobilier de France, MTN	3.750	03/10/14	119,702
EUR	350,000	Carrefour SA, Series E, MTN	4.000	04/09/20	456,970
EUR	100,000	Carrefour SA, Series E, MTN	3.875	04/25/21	129,106
EUR	150,000	Casino Guichard Perrachon SA, Series E, MTN	4.481	11/12/18	204,858
EUR	150,000	Cie de St-Gobain, Series E, MTN	3.500	09/30/15	196,778
EUR	150,000	Cie Financiere et Industrielle des Autoroutes	5.000	05/24/21	216,527
EUR	350,000	Credit Agricole SA, Series E, MTN	5.971	02/01/18	436,415
EUR	150,000	Credit Agricole SA, Series E, MTN	5.875	06/11/19	183,946
EUR	100,000	Credit Agricole SA/London, Series E, MTN	3.625	03/08/16	129,258
EUR	200,000	Credit Agricole SA/London, Series E, MTN	5.125	04/18/23	279,955
EUR	100,000	Credit Mutuel Arkea Sac, Series E, MTN	5.000	06/28/17	136,966
EUR	100,000	Dexia Credit Local SA, Series E, MTN	5.375	07/21/14	105,300
EUR	500,000	Elecrticite de France SA, Series E, MTN	6.250	01/25/21	794,111
EUR	400,000	Elecrticite de France SA, Series E, MTN	4.625	09/11/24	577,040
EUR	200,000	Electricite de France SA, Series E, MTN	4.125	03/25/27	272,910
GBP	550,000	Elecrticite de France SA, Series E, MTN	6.250	05/30/28	1,083,043
GBP	500,000	Elecrticite de France SA, Series E, MTN	6.125	06/02/34	968,875
GBP	300,000	Electricite de France SA, Series E, MTN	5.500	03/27/37	529,628
GBP	200,000	Electricite de France SA, Series E, MTN	5.500	10/17/41	352,570
EUR	75,000	France Telecom SA, Series E, MTN	4.750	02/21/17	106,173
EUR	1,000,000	France Telecom SA, Series E, MTN	3.875	04/09/20	1,391,619
GBP	150,000	France Telecom SA, Series E, MTN	8.125	11/20/28	347,062
EUR	200,000	GDF Suez, Series E, MTN	6.875	01/24/19	320,111
EUR	1,000,000	GDF Suez, Series E, MTN	3.500	10/18/22	1,350,870
EUR	100,000	Gie GDF Suez Alliance, Series E, MTN	5.750	06/24/23	159,843
EUR	100,000	LVMH Moet Hennessy Louis Vuitton SA, Series E, MTN	4.375	05/12/14	131,142
EUR	100,000	Societe DES Autoroutes Paris-Rhin-Rhone, Series E, MTN	5.000	01/12/17	135,989
EUR	50,000	Societe Generale SA, Series E, MTN	3.750	08/21/14	64,264
EUR	200,000	Societe Generale SA, Series E, MTN	4.000	04/20/16	261,346
EUR	150,000	Societe Generale SA, Series E, MTN	3.125	09/21/17	189,885
GBP	300,000	Societe Generale SA, Series E, MTN	5.400	01/30/18	442,322
EUR	300,000	Societe Generale SA, Series E, MTN	4.750	03/02/21	401,377
EUR	100,000	Suez Environnement Co., Series E, MTN	4.078	05/17/21	140,685
EUR	100,000	Veolia Environnement SA, Series E, MTN	4.375	01/16/17	137,505
GBP	350,000	Veolia Environnement SA, Series E, MTN	6.125	10/29/37	656,592
EUR	100,000	Vivendi SA, Series E, MTN	3.500	07/13/15	128,459
					16,292,511
		Germany— 1.8%
EUR	100,000	Bertelsmann AG	4.750	09/26/16	139,391
EUR	150,000	Commerzbank AG, Series E, MTN	3.875	03/22/17	198,285
EUR	250,000	Commerzbank AG, Series E, MTN	4.000	09/16/20	326,743
EUR	200,000	Daimler AG, Series E, MTN	4.125	01/19/17	277,267
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	215,111
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.000	06/24/20	193,452
EUR	100,000	Merck Financial Services GMBH, Series E, MTN	4.500	03/24/20	144,257
EUR	100,000	Metro AG, Series E, MTN	7.625	03/05/15	142,254
EUR	100,000	Volkswagen Leasing GMBH, Series E, MTN	2.750	07/13/15	129,247
					1,766,007
		Italy— 6.7%
EUR	300,000	Assicurazioni Generali SpA, Series E, MTN	5.125	09/16/24	346,055
EUR	100,000	Atlantia SpA, Series E, MTN	5.000	06/09/14	129,229

EUR	700,000	Atlantia SpA, Series E, MTN	3.375%	09/18/17	$832,741
EUR	100,000	Banco Popolare SC	4.000	04/06/13	121,815
EUR	100,000	Banco Popolare SC, Series E, MTN	4.125	10/22/14	118,507
GBP	650,000	Enel SpA, Series E, MTN	6.250	06/20/19	1,010,787
EUR	400,000	Eni SpA	4.125	09/16/19	515,241
EUR	350,000	Eni SpA, Series E, MTN	3.500	01/29/18	444,143
EUR	150,000	Eni SpA, Series E, MTN	4.000	06/29/20	190,126
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.375	12/19/13	125,594
EUR	200,000	Intesa Sanpaolo SpA, Series E, MTN	3.375	01/19/15	238,005
EUR	400,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	01/14/16	474,323
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.150	07/16/20	111,983
EUR	200,000	Intesa Sanpaolo SpA, Series G, MTN	4.000	11/08/18	223,100
EUR	300,000	Telecom Italia SpA, MTN	5.125	01/25/16	378,735
GBP	200,000	Telecom Italia SpA, Series E, MTN	7.375	12/15/17	323,831
EUR	400,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	463,260
EUR	100,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.750	03/15/21	125,866
EUR	100,000	UniCredit SpA, Series E, MTN	5.250	01/14/14	124,274
EUR	300,000	UniCredit SpA, Series E, MTN	5.750	09/26/17	348,646
					6,646,261
		Japan— 2.1%
JPY	10,000,000	Development Bank of Japan	1.600	06/20/14	131,581
JPY	40,000,000	Development Bank of Japan	1.750	03/17/17	548,910
JPY	50,000,000	Development Bank of Japan	1.050	06/20/23	656,386
JPY	20,000,000	East Japan Railway Co., Series 3	3.950	02/25/16	290,138
JPY	40,000,000	Tokyo Electric Power Co., Inc. (The), Series 517	1.355	06/15/15	476,399
					2,103,414
		Jersey Islands— 1.3%
GBP	650,000	BAA Funding Ltd., Series E, MTN	6.750	12/03/26	1,329,999

		Luxembourg— 2.0%
EUR	200,000	ArcelorMittal	9.375	06/03/16	294,546
EUR	150,000	ArcelorMittal, Series E, MTN	4.625	11/17/17	194,086
EUR	250,000	Finmeccanica Finance SA, Series E, MTN	8.125	12/03/13	327,331
EUR	100,000	Glencore Finance Europe SA	4.125	04/03/18	129,005
EUR	400,000	Glencore Finance Europe SA, Series E, MTN	5.250	03/22/17	538,680
CHF	325,000	Nestle Finance International Ltd., Series E, MTN	2.000	08/05/13	340,682
EUR	100,000	Novartis Finance SA, Series E, MTN	4.250	06/15/16	139,809
					1,964,139
		Netherlands— 15.2%
EUR	200,000	ABN AMRO Bank NV, Series E, MTN	4.250	04/11/16	268,287
EUR	700,000	ABN AMRO Bank NV, Series E, MTN	3.625	10/06/17	917,460
EUR	250,000	Allianz Finance II BV, Series E, MTN	4.750	07/22/19	355,948
EUR	200,000	BMW Finance NV, Series E, MTN	3.875	01/18/17	274,372
EUR	150,000	BMW Finance NV, Series E, MTN	3.625	01/29/18	205,838
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	3.375	04/21/17	857,885
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.750	01/15/18	421,914
EUR	150,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	3.500	10/17/18	198,519
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.125	01/12/21	407,353
EUR	700,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	4.125	01/14/20	953,862
EUR	600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	3.750	11/09/20	735,105
EUR	500,000	Deutsche Telekom International Finance BV, Series E, MTN	4.250	07/13/22	712,378
EUR	1,100,000	E.ON International Finance BV, Series E, MTN	5.750	05/07/20	1,742,549
EUR	100,000	ENEL Finance International NV, Series E, MTN	4.125	07/12/17	123,013
EUR	250,000	ENEL Finance International NV, Series E, MTN	5.000	09/14/22	305,107
EUR	750,000	ENEL Finance International NV, Series G, MTN	5.750	10/24/18	970,275
EUR	100,000	Fortis Bank Nederland NV, Series E, MTN	4.000	02/03/15	130,664
EUR	100,000	ING Bank NV	3.375	03/03/15	128,464
EUR	300,000	ING Bank NV, Series E, MTN	3.875	05/24/16	396,373
GBP	150,000	ING Bank NV, Series E, MTN	5.375	04/15/21	258,475
EUR	250,000	ING Groep NV, Series E, MTN	4.750	05/31/17	338,268
EUR	200,000	KBC Internationale Financieringsmaatschappij NV, Series E, MTN	3.875	03/31/15	252,281

EUR	150,000	KBC Internationale Financieringsmaatschappij NV, Series E, MTN	4.500%	03/27/17	$191,253
EUR	100,000	Koninklijke KPN NV, Series G, MTN	4.000	06/22/15	132,307
EUR	150,000	Koninklijke KPN NV, Series G, MTN	3.750	09/21/20	194,749
GBP	250,000	Koninklijke KPN NV, Series G, MTN	5.750	09/17/29	461,128
EUR	200,000	Repsol International Finance BV, Series E, MTN	6.500	03/27/14	258,536
EUR	100,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	158,747
GBP	150,000	RWE Finance BV, Series E, MTN	6.500	04/20/21	297,618
GBP	450,000	RWE Finance BV, Series E, MTN	5.500	07/06/22	847,719
GBP	200,000	RWE Finance BV, Series E, MTN	6.250	06/03/30	411,349
EUR	250,000	Shell International Finance BV, Series E, MTN	4.375	05/14/18	360,413
EUR	90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	130,572
EUR	250,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.625	06/11/18	379,817
EUR	100,000	Volkswagen International Finance NV, Series E, MTN	7.000	02/09/16	147,538
EUR	150,000	Volkswagen International Finance NV, Series E, MTN	1.875	05/15/17	189,514
					15,115,650
		Norway— 0.8%
EUR	275,000	DnB NOR Bank ASA, Series E, MTN	3.875	06/29/20	372,998
EUR	250,000	Statoil ASA, Series E, MTN	5.625	03/11/21	402,813
EUR	50,000	Telenor ASA, Series E, MTN	4.875	05/29/17	71,814
					847,625
		Spain— 4.7%
EUR	100,000	Abertis Infraestructuras SA	4.625	10/14/16	118,887
EUR	100,000	Abertis Infraestructuras SA	5.125	06/12/17	119,949
EUR	100,000	BBVA Senior Finance SAU, Series G, MTN	3.250	04/23/15	116,325
EUR	150,000	BBVA Senior Finance SAU, Series G, MTN	3.875	08/06/15	175,815
EUR	100,000	Gas Natural Capital Markets SA, Series E, MTN	5.250	07/09/14	125,510
EUR	150,000	Gas Natural Capital Markets SA, Series E, MTN	4.375	11/02/16	175,215
EUR	200,000	Iberdrola Finanzas SAU, Series E, MTN	4.125	03/23/20	217,498
GBP	400,000	Iberdrola Finanzas SAU, Series E, MTN	7.375	01/29/24	633,771
EUR	200,000	Santander International Debt SA Unipersonal	4.250	04/07/14	242,555
EUR	100,000	Santander International Debt SA Unipersonal, MTN	3.500	08/12/14	118,935
EUR	300,000	Santander International Debt SA Unipersonal, Series E, MTN	4.500	05/18/15	358,691
EUR	100,000	Santander International Debt SA Unipersonal, Series E, MTN	4.125	10/04/17	112,681
EUR	200,000	Telefonica Emisiones SAU, MTN	4.750	02/07/17	236,948
EUR	250,000	Telefonica Emisiones SAU, Series E, MTN	3.406	03/24/15	299,894
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	4.693	11/11/19	112,076
GBP	300,000	Telefonica Emisiones SAU, Series E, MTN	5.289	12/09/22	389,148
EUR	1,000,000	Telefonica Emisiones SAU, Series G, MTN	3.661	09/18/17	1,114,933
					4,668,831
		Sweden— 2.9%
EUR	200,000	Nordea Bank AB, Series E, MTN	2.750	08/11/15	258,406
EUR	100,000	Nordea Bank AB, Series E, MTN	4.500	03/26/20	124,298
EUR	100,000	Skandinaviska Enskilda Banken AB, Series G, MTN	5.500	05/06/14	132,860
EUR	300,000	Svenska Handelsbanken AB, Series E, MTN	2.250	06/14/18	379,144
EUR	150,000	Swedbank AB, Series G, MTN	2.375	04/04/16	190,294
SEK	3,000,000	Swedish Match AB, Series E, MTN	4.340	07/12/15	457,124
EUR	300,000	Vattenfall AB, Series E, MTN	6.250	03/17/21	491,323
GBP	200,000	Vattenfall AB, Series E, MTN	6.875	04/15/39	459,560
SEK	1,000,000	Volvo Treasury AB, Series E, MTN	4.500	04/04/14	151,197
EUR	150,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	209,060
					2,853,266
		Switzerland— 4.6%
EUR	150,000	Credit Suisse AG/Guernsey, Series E, MTN	2.875	09/24/15	193,140
EUR	525,000	Credit Suisse AG/London, Series E, MTN	3.875	01/25/17	704,763
EUR	300,000	Credit Suisse AG/London, Series E, MTN	4.750	08/05/19	427,948
CHF	300,000	Holcim Ltd., Series E, MTN	4.000	12/09/13	321,269
CHF	600,000	Roche Kapitalmarkt AG	4.500	03/23/17	728,679
CHF	700,000	Swisscom AG	3.250	09/14/18	814,929
CHF	150,000	Swisscom AG, Series 1	3.500	04/08/14	162,060
EUR	375,000	UBS AG/London, Series E, MTN	3.500	07/15/15	490,209
GBP	250,000	UBS AG/London, Series E, MTN	6.375	07/20/16	445,094
GBP	100,000	UBS AG/London, Series E, MTN	6.625	04/11/18	185,855
EUR	100,000	UBS AG/London, Series E, MTN	6.000	04/18/18	149,286
					4,623,232
		United Kingdom— 20.5%
GBP	150,000	Abbey National Treasury Services PLC/London, Series E, MTN	5.500	06/18/14	244,476
EUR	400,000	Abbey National Treasury Services PLC/London, Series E, MTN	3.375	10/20/15	500,636

GBP	400,000	Bank of Scotland PLC	9.375%	05/15/21	$655,275
EUR	150,000	Barclays, Series E, MTN	4.125	03/15/16	199,275
GBP	950,000	Barclays Bank PLC, Series E, MTN	10.000	05/21/21	1,690,583
GBP	500,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	892,503
GBP	200,000	BAT International Finance PLC, Series E, MTN	7.250	03/12/24	430,518
GBP	150,000	BAT International Finance PLC, Series E, MTN	6.000	11/24/34	306,233
GBP	200,000	BG Energy Capital PLC, Series E, MTN	5.000	11/04/36	364,334
EUR	150,000	BP Capital Markets PLC, Series E, MTN	3.830	10/06/17	206,639
GBP	200,000	British Telecommunications PLC	8.500	12/07/16	394,861
GBP	200,000	British Telecommunications PLC	5.750	12/07/28	376,185
EUR	100,000	British Telecommunications PLC, Series E, MTN	6.500	07/07/15	141,703
GBP	750,000	Centrica PLC, Series E, MTN	6.375	03/10/22	1,504,788
GBP	500,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	1,000,193
GBP	200,000	GlaxoSmithKline Capital PLC, Series E, MTN	6.375	03/09/39	451,094
AUD	200,000	HSBC Bank PLC	6.750	03/12/15	222,486
EUR	200,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	271,743
EUR	450,000	HSBC Bank PLC, Series E, MTN	3.875	10/24/18	622,749
GBP	250,000	HSBC Holdings PLC	6.750	09/11/28	444,116
GBP	650,000	HSBC Holdings PLC, Series E, MTN	6.500	05/20/24	1,276,067
GBP	350,000	HSBC Holdings PLC, Series E, MTN	5.750	12/20/27	562,284
GBP	300,000	Imperial Tobacco Finance PLC, Series E, MTN	7.750	06/24/19	617,428
GBP	200,000	Imperial Tobacco Finance PLC, Series E, MTN	9.000	02/17/22	453,957
GBP	250,000	Imperial Tobacco Finance PLC, Series E, MTN	5.500	09/28/26	470,413
EUR	250,000	Lloyds TSB Bank PLC, Series E, MTN	5.375	09/03/19	347,396
GBP	550,000	Lloyds TSB Bank PLC, Series E, MTN	7.625	04/22/25	791,239
EUR	200,000	Nationwide Building Society, MTN	3.750	01/20/15	258,215
GBP	100,000	Old Mutual PLC, Series E, MTN	7.125	10/19/16	185,517
GBP	125,000	Old Mutual PLC, Series E, MTN	8.000	06/03/21	208,190
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.375	04/29/14	335,400
GBP	1,000,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.000	05/17/17	1,734,269
GBP	500,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.875	05/17/25	900,398
GBP	100,000	SSE PLC, Series E, MTN	8.375	11/20/28	248,576
EUR	300,000	Standard Chartered PLC, MTN	3.625	12/15/15	398,067
EUR	150,000	Standard Chartered PLC	3.875	10/20/16	201,496
GBP	275,000	Tesco PLC, Series E, MTN	6.125	02/24/22	526,347
					20,435,649
		United States— 0.3%
EUR	200,000	Zurich Finance USA, Inc., Series E, MTN	4.500	09/17/14	263,138

		Total Investments (Cost $98,962,269)(b)— 98.1%			97,776,594
		Other assets less liabilities—1.9%			1,884,240
		Net Assets—100.0%			$99,660,834

Investment Abbreviations:
DIP	- Debt Issuance Program
DPNT	- Deposit Notes
MTN	- Medium-Term Notes

Currency Legend
AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
SEK	- Swedish Krona

Notes to Schedule of Investments:

(a) Foreign denominated security.  Principal amount denominated in currency indicated.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $98,968,756. The net unrealized depreciation was $1,192,162 which consisted of aggregate gross unrealized appreciation of $2,652,020 and aggregate gross unrealized depreciation of $3,844,182.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Preferred Portfolio (PGX)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.8%
	Banks - 49.7%
332,420	Ally Financial, Inc., 7.25%	$7,981,404
345,642	Ally Financial, Inc., 7.30%	8,333,429
227,593	Ally Financial, Inc., 7.35%	5,505,475
206,734	Ally Financial, Inc., 7.38%	4,998,828
510,310	BAC Capital Trust VIII, 6.00%	12,778,162
315,009	Bank of America Corp., 6.20%, Series D	7,837,424
800,188	Bank of America Corp., 6.38%, Series 3	19,948,687
512,337	Bank of America Corp., 6.63%, Series I	13,448,846
690,465	Bank of America Corp., 7.25%, Series J	17,468,765
2,285,291	Bank of America Corp., 8.20%, Series H	58,617,714
2,201,477	Bank of America Corp., 8.63%, Series 8	57,480,564
2,686,838	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	69,024,868
500,000	BB&T Corp., 5.63%, Series E(a)	12,660,000
146,492	BB&T Corp., 5.85%	3,858,599
308,413	BNY Capital V, 5.95%, Series F	7,941,635
1,476,583	Countrywide Capital V, 7.00%	36,766,917
1,103,238	Deutsche Bank Capital Funding Trust IX, 6.63%	27,437,529
295,886	Deutsche Bank Contingent Capital Trust III, 7.60%	7,704,871
1,642,633	Deutsche Bank Contingent Capital Trust V, 8.05%	43,644,759
91,264	First Republic Bank, 6.20%, Series B	2,387,466
89,249	First Republic Bank, 6.70%, Series A	2,368,668
1,286,851	GMAC Capital Trust I, 8.13%, Series 2	31,373,427
637,314	Goldman Sachs Group, Inc. (The), 6.13%	16,653,015
354,222	Goldman Sachs Group, Inc. (The), 6.20%, Series B	8,883,888
292,285	Goldman Sachs Group, Inc. (The), 6.50%	7,894,618
1,967,361	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	54,417,205
1,895,158	HSBC Holdings PLC, 8.13% (United Kingdom)	49,709,994
2,353,996	JPMorgan Chase & Co., 8.63%, Series J	63,534,352
564,709	JPMorgan Chase Capital X, 7.00%	14,631,610
439,567	Lloyds Banking Group PLC, 7.75% (United Kingdom)	11,877,100
851,176	PNC Financial Services Group, Inc., 6.13%, Series P	23,245,617
303,994	PNC Financial Services Group, Inc., 9.88%, Series L(b)	8,168,319
162,668	Regions Financing Trust III, 8.88%	4,216,355
650,448	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	12,527,628
354,373	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	6,786,243
353,558	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	6,972,164
466,888	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	9,272,396
752,685	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	16,513,909
616,580	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	16,166,728
46,250	Susquehanna Capital I, 9.38%, Series I	1,194,638
73,480	TCF Financial Corp., 7.50%	1,922,237
1,048,204	U.S. Bancorp, 6.00%, Series G	28,636,933
230,012	U.S. Bancorp, 6.50%, Series F	6,672,648
2,484,524	Wells Fargo & Co., 8.00%, Series J	76,175,506
80,912	Zions Bancorp, 7.90%, Series F	2,249,354
484,977	Zions Bancorp, 9.50%, Series C	12,876,139
		920,766,633
	Chemicals - 0.1%
24,648	E.I. du Pont de Nemours & Co., 4.50%, Series B	2,681,209

	Diversified Financial Services - 16.5%
101,357	Ameriprise Financial, Inc., 7.75%	2,933,272
51,281	BGC Partners, Inc., 8.13%(a)	1,339,973
176,368	Capital One Capital II, 7.50%	4,513,257
237,773	Charles Schwab Corp. (The), 6.00%, Series B	6,305,740
537,783	Citigroup Capital IX, 6.00%	13,401,552
529,394	Citigroup Capital XI, 6.00%	13,229,556
3,012,741	Citigroup Capital XIII, 7.88%	82,518,976
134,631	Citigroup Capital XVII, 6.35%, Series E	3,361,736
771,028	Credit Suisse Guernsey, 7.90% (Switzerland)	20,262,616
845,653	General Electric Capital Corp., 5.88%	22,156,109
1,557,553	General Electric Capital Corp., 6.10%	40,885,766
909,948	JPMorgan Chase Capital XXIX, 6.70%	24,113,622
2,297,605	Morgan Stanley Capital Trust VII, 6.60%(b)	57,164,412
185,319	Raymond James Financial, Inc., 6.90%	5,036,970
235,034	SLM Corp., 6.00%	5,708,976
74,711	Stifel Financial Corp., 6.70%	2,046,334
		304,978,867
	Electric - 5.2%
85,596	Alabama Power Co., 6.45%	2,507,963
117,074	American Electric Power Co., Inc., 8.75%	3,224,218
125,960	BGE Capital Trust II, 6.20%	3,219,538
213,650	Constellation Energy Group, Inc., 8.63%, Series A	5,689,500
369,641	Dominion Resources, Inc., 8.38%, Series A	10,664,143
118,820	DTE Energy Co., 6.50%	3,399,440
159,169	Entergy Arkansas, Inc., 5.75%	4,420,123
126,248	Entergy Louisiana LLC, 5.25%	3,320,322
243,489	Entergy Texas, Inc., 7.88%	7,195,100
91,165	Interstate Power & Light Co., 8.38%, Series B	2,529,829
132,139	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	3,508,290
198,895	NextEra Energy Capital Holdings, Inc., 5.70%, Series G	5,386,077
682,966	NextEra Energy Capital Holdings, Inc., 6.60%, Series A	17,893,709
63,514	Pacific Gas & Electric Co., 6.00%, Series A	2,000,056
91,591	SCANA Corp., 7.70%	2,622,250
514,604	SCE Trust I, 5.63%	13,673,028
204,673	Xcel Energy, Inc., 7.60%	5,458,629
		96,712,215
	Hand/Machine Tools - 0.5%
377,945	Stanley Black & Decker, Inc., 5.75%(a)	9,803,893

	Insurance - 17.0%
1,623,601	Aegon NV, 6.38% (Netherlands)	40,671,205
194,628	Aegon NV, 8.00% (Netherlands)	5,243,278
943,480	Allianz SE, 8.38% (Germany)	24,884,285
232,878	American Financial Group, Inc., 6.38%	6,192,226
884,609	American International Group, Inc., 7.70%	22,477,915

165,098	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)(b)	$4,479,109
129,073	Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	3,397,201
212,675	Assured Guaranty Municipal Holdings, Inc., 6.25%	5,314,748
246,491	Aviva PLC, 8.25% (United Kingdom)	6,815,476
246,579	Axis Capital Holdings Ltd., 6.88%, Series C (Bermuda)	6,756,265
126,909	Berkley W.R. Capital Trust II, 6.75%	3,193,030
107,535	Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	2,829,246
136,792	Endurance Specialty Holdings Ltd., 7.75%, Series A (Bermuda)	3,685,177
162,429	Everest Re Capital Trust II, 6.20%, Series B	4,101,332
297,212	Hartford Financial Services Group, Inc., 7.88%	8,232,772
1,172,362	ING Groep NV, 7.38% (Netherlands)	29,250,432
2,153,209	ING Groep NV, 8.50% (Netherlands)	55,832,709
844,134	MetLife, Inc., 6.50%, Series B	21,567,624
281,639	PartnerRe Ltd., 6.75%, Series C (Bermuda)	7,195,876
197,884	PartnerRe Ltd., 7.25%, Series E (Bermuda)(b)	5,473,471
290,922	Principal Financial Group, Inc., 6.52%, Series B	7,997,446
300,442	Protective Life Corp., 6.25%	7,838,532
466,109	Prudential Financial, Inc., 9.00%	12,519,688
285,539	Prudential PLC, 6.50% (United Kingdom)	7,355,485
308,144	RenaissanceRe Holdings Ltd., 6.60%, Series D (Bermuda)	7,826,858
54,018	Selective Insurance Group, Inc., 7.50%	1,372,597
70,905	Torchmark Capital Trust III, 7.10%	1,857,002
		314,360,985
	Investment Companies - 0.7%
309,658	Ares Capital Corp., 7.00%(b)	8,174,971
179,850	KKR Financial Holdings LLC, 8.38%	5,084,360
		13,259,331
	Oil & Gas - 0.3%
216,875	Nexen, Inc., 7.35% (Canada)	5,486,937

	Real Estate - 0.1%
104,988	Forest City Enterprises, Inc., 7.38%	2,496,615

	REITs - 7.2%
59,628	Alexandria Real Estate Equities, Inc., 6.45%, Series E	1,563,446
226,300	Commonwealth REIT, 5.75%(a)	5,596,399
175,000	DDR Corp., 6.50%, Series J(a)	4,348,750
230,656	Digital Realty Trust, Inc., 6.63%, Series F	6,054,720
135,367	Health Care REIT, Inc., 6.50%, Series J	3,646,787
142,141	Hospitality Properties Trust, 7.00%, Series C	3,611,803
76,247	Hospitality Properties Trust, 7.13%, Series D	2,053,332
44,000	Kilroy Realty Corp., 6.88%, Series G	1,157,200
199,618	Kimco Realty Corp., 6.00%, Series I	5,160,125
410,397	Kimco Realty Corp., 7.75%, Series G	10,436,396
141,262	National Retail Properties, Inc., 6.63%, Series D	3,715,191
181,390	PS Business Parks, Inc., 6.00%, Series T	4,596,423
171,515	PS Business Parks, Inc., 6.45%, Series S	4,613,753
1,393,207	Public Storage, 6.50%, Series Q(b)	39,385,962
106,309	Realty Income Corp., 6.63%, Series F	2,883,100
181,733	Realty Income Corp., 6.75%, Series E	4,625,105
128,106	Regency Centers Corp., 6.63%, Series 6	3,402,495
176,368	Senior Housing Properties Trust, 5.63%(a)	4,321,016
388,614	Vornado Realty LP, 7.88%	10,951,142
125,988	Vornado Realty Trust, 5.70%, Series K	3,155,999
340,961	Vornado Realty Trust, 6.63%, Series I	8,639,952
		133,919,096
	Savings & Loans - 0.3%
162,668	First Niagara Financial Group, Inc., 8.63%, Series B	4,814,973

	Telecommunications - 2.2%
403,206	Qwest Corp., 7.00%	10,764,492
333,803	Qwest Corp., 7.38%	9,179,582
318,642	Qwest Corp., 7.50%	8,695,740
325,348	Telephone & Data Systems, Inc., 6.63%	8,361,444
171,797	U.S. Cellular Corp., 6.95%	4,681,468
		41,682,726
	Total Preferred Stocks and Other Equity Interests (Cost $1,715,211,698)	1,850,963,480

	Money Market Fund - 1.0%
17,765,919	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $17,765,919)	17,765,919

	Total Investments (Cost $1,732,977,617)(c)-100.8%	1,868,729,399
	Liabilities in excess of other assets-(0.8)%	(14,585,243)
	Net Assets-100.0%	$1,854,144,156

Investment Abbreviations:

REIT        - Real Estate Investment Trust

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	13.6%

(a) Non-income producing security.

(b) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities.  The following is a summary of the transactions with affiliates for the nine months ended July 31, 2012:

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	October 31, 2011	Cost	Sales	Appreciation (Depreciation)	Gain (Loss)	July 31, 2012	Income
Arch Capital Group Ltd., 6.75%, Series C	$—	$4,218,440	$(70,067)	$328,519	$2,217	$4,479,109	$64,620
Ares Capital Corp., 7.00%	—	8,174,629	(378,398)	367,035	11,705	8,174,971	275,172
Morgan Stanley Capital Trust VII, 6.60%	49,223,683	10,739,543	(6,353,372)	2,287,676	1,266,882	57,164,412	2,692,818
PartnerRe Ltd., 7.25%, Series E	4,461,522	987,693	(322,579)	331,542	15,293	5,473,471	241,596
PNC Financial Services Group, Inc., 9.88%, Series L	4,906,192	4,025,885	(570,776)	(191,692)	(1,290)	8,168,319	528,399
Public Storage, 6.50%, Series Q	38,507,083	7,652,536	(9,309,004)	2,225,158	310,189	39,385,962	1,660,474
Total Investments in Affilitates	$97,098,480	$35,798,726	$(17,004,196)	$5,348,238	$1,604,996	$122,846,244	$5,463,079

(c) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $1,740,914,003. The net unrealized appreciation was $127,815,396 which consisted of aggregate gross unrealized appreciation of $137,402,604 and aggregate gross unrealized depreciation of $9,587,208.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

July 31, 2012 (Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) — 99.6%
	Ad Valorem Property Tax — 7.4%
$300,000	City of New York (Remarketed) Sub-Ser. 96-J3	0.140%	02/15/16	$300,000
15,000,000	City of New York NY Sub-Ser. 02C-2	0.220	08/01/20	15,000,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.450	11/15/26	5,000,000
8,600,000	Rockwall Independent School District Ser. 06 PSF-GTD	0.230	08/01/37	8,600,000
500,000	Shelby County Tennessee Ser. 06C	0.150	12/01/31	500,000
				29,400,000
	College Revenue — 4.5%
15,000,000	District of Columbia Rev. (George Washington University-Remarketed) Ser. 00B	0.220	09/15/29	15,000,000
2,900,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.170	04/01/35	2,900,000
				17,900,000
	Electric Power Revenue — 15.0%
21,700,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 04 AGM	0.370	05/15/24	21,700,000
12,470,000	JEA Florida Electric System Rev. Ser. Three 08C-2	0.170	10/01/34	12,470,000
2,000,000	Long Island Power Auth. Electric System Rev. (Remarketed) Ser. 03I AGM	0.450	12/01/29	2,000,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser. 03D AGM	0.350	12/01/29	9,000,000
9,400,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1	0.260	06/01/26	9,400,000
5,165,000	Southern California Public Power Auth. (Transmission Project) Rev. Ser. 01-A AGM	0.280	07/01/21	5,165,000
				59,735,000
	General Fund — 0.1%
500,000	North Carolina State Public Improvements Ser. 02D	0.140	05/01/21	500,000

	Highway Tolls Revenue — 16.7%
10,000,000	Bay Area Toll Auth. California Toll Bridge Rev. Remarketed Ser. 07A-1	0.150	04/01/47	10,000,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.380	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.380	01/01/17	1,400,000
17,300,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-1 AGM	0.450	01/01/24	17,300,000
25,700,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 91D NATL RE	0.650	01/01/18	25,700,000
10,450,000	Triborough New York State Bridge & Tunnel Auth. Rev. Ref. (MTA Bridges Tunnels) Ser. 07AB AGM	0.420	01/01/19	10,450,000
				66,650,000
	Hospital Revenue — 18.6%
15,000,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A	0.220	08/01/24	15,000,000
20,000,000	Charlotte-Mecklenburg Hospital Auth. (Health Care System) Rev. Ser. 07D AGM	0.230	01/15/43	20,000,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.270	01/01/48	15,585,000
5,170,000	Oklahoma State Development Finance Auth. Health System Rev. Ref. (Integris Baptist) Ser. 08A-1 AGC	0.350	08/15/35	5,170,000
5,300,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.210	11/01/26	5,300,000
13,000,000	Saint Joseph Michigan Hospital Finance Auth. (Lakeland Hospital Remarketed) Ser. 06 AGM	0.300	01/01/35	13,000,000
				74,055,000
	Industrial Revenue — 2.5%
800,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	0.440	08/01/32	800,000
1,800,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	0.850	12/01/37	1,800,000
7,530,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.130	02/01/22	7,530,000
				10,130,000
	Lease Revenue — 2.0%
5,000,000	Broward County Florida School Board COP Ser. 05 AGM	0.490	07/01/21	5,000,000

$3,110,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.200%	04/01/30	$3,110,000
				8,110,000
	Local Housing Revenue — 4.8%
690,000	Alabama Housing Financing Auth. Ref. Ser. 89	1.150	04/01/14	690,000
15,200,000	New York State Housing Finance Agency (505 West 37th Street) Ser. 09A	0.300	05/01/42	15,200,000
3,200,000	Ohio Housing Finance Agency (Residential Mortgage Backed Securities Program) Rev. Ser. 10C	0.600	03/01/38	3,200,000
				19,090,000
	Miscellaneous Revenue — 14.3%
400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.270	08/01/16	400,000
1,500,000	Blount County Tennessee Public Building Auth. Local Government Public Improvement (City of Knoxville) Ser. 02-A-4-A	0.500	06/01/32	1,500,000
3,580,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.380	06/01/29	3,580,000
15,000,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85C	0.600	12/01/20	15,000,000
25,500,000	Illinois State Development Finance Auth. (Lyric Opera Chicago Project) Ser. 94	0.160	12/01/28	25,500,000
10,000,000	Illinois State Ser. 03B	2.000	10/01/33	10,000,000
1,100,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.410	03/01/25	1,100,000
				57,080,000
	Multiple Utility Revenue — 4.8%
19,165,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.370	11/01/36	19,165,000

	Sales Tax Revenue — 2.7%
10,685,000	Florida State Department of Environmental Protection Preservation Rev. (Everglades Restoration) Ser. 07A AGC	0.330	07/01/27	10,685,000

	Water Revenue — 6.2%
4,700,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.140	07/01/37	4,700,000
2,000,000	Metropolitan Water District Southern California Waterworks Rev. Ser. 00B-2	0.500	07/01/35	2,000,000
17,790,000	Pittsburgh Pennsylvania Water & Sewer Auth. Rev. (First Lien) Ser. 07B-1 AGM	0.380	09/01/33	17,790,000
				24,490,000
	Total Investments (Cost $396,990,000)(c)(d)— 99.6%			396,990,000
	Other assets less liabilities—0.4%			1,670,085
	Net Assets—100.0%			$398,660,085

Investment Abbreviations:
Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
NATL RE	- National Public Finance Guarantee Corp.
PSF-GTD	-Permanent School Fund Guaranteed

Notes to Schedule of Investments:

(a) Variable rate coupon. Stated interest rate was in effect at July 31, 2012.

(b) Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(c) This table, as of July 31, 2012, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	34.0%
National Public Finance Guarantee Corp.	6.5

(d) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. There was no unrealized appreciation/depreciation for the nine-month period.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 0.4%
33,887	Harte-Hanks, Inc.	$213,488

	Apparel - 12.8%
69,094	Crocs, Inc.(a)	1,060,593
54,464	Iconix Brand Group, Inc.(a)	965,647
21,065	K-Swiss, Inc., Class A(a)	65,512
18,086	Maidenform Brands, Inc.(a)	381,253
10,677	Oxford Industries, Inc.	461,673
9,628	Perry Ellis International, Inc.(a)	181,488
95,355	Quiksilver, Inc.(a)	275,576
28,454	Skechers U.S.A., Inc., Class A(a)	567,373
30,313	Steven Madden Ltd.(a)	1,225,555
19,818	True Religion Apparel, Inc.	520,024
37,394	Wolverine World Wide, Inc.	1,661,415
		7,366,109
	Auto Parts & Equipment - 1.1%
26,033	Spartan Motors, Inc.	132,768
15,218	Standard Motor Products, Inc.	213,965
18,179	Superior Industries International, Inc.	310,679
		657,412
	Beverages - 1.3%
10,183	Peet’s Coffee & Tea, Inc.(a)	767,798

	Building Materials - 0.7%
14,720	Drew Industries, Inc.(a)	395,379

	Commercial Services - 6.5%
13,853	American Public Education, Inc.(a)	347,849
20,346	Arbitron, Inc.	713,534
10,364	Capella Education Co.(a)	274,853
40,816	Career Education Corp.(a)	192,243
65,453	Corinthian Colleges, Inc.(a)	132,215
17,524	Lincoln Educational Services Corp.	76,405
114,023	Live Nation Entertainment, Inc.(a)	1,017,085
23,763	Monro Muffler Brake, Inc.	785,843
16,498	Universal Technical Institute, Inc.	189,562
		3,729,589
	Distribution/Wholesale - 2.3%
36,494	Pool Corp.	1,345,169

	Entertainment - 3.7%
21,086	Marriott Vacations Worldwide Corp.(a)	654,088
21,039	Multimedia Games Holding Co., Inc.(a)	297,702
48,053	Pinnacle Entertainment, Inc.(a)	521,375
42,879	Shuffle Master, Inc.(a)	626,462
		2,099,627
	Home Builders - 4.4%
14,459	M/I Homes, Inc.(a)	239,875
23,201	Meritage Homes Corp.(a)	814,355
34,277	Ryland Group, Inc.	818,535
78,051	Standard Pacific Corp.(a)	442,549
22,461	Winnebago Industries, Inc.(a)	227,530
		2,542,844
	Home Furnishings - 4.0%
19,962	Ethan Allen Interiors, Inc.	411,816
39,748	La-Z-Boy, Inc.(a)	475,386
43,576	Select Comfort Corp.(a)	1,133,412
11,474	Universal Electronics, Inc.(a)	144,458
14,568	VOXX International Corp., Class A(a)	109,114
		2,274,186
	Household Products/Wares - 2.4%
26,971	American Greetings Corp., Class A	358,445
8,337	Blyth, Inc.	285,792
24,381	Helen of Troy Ltd.(a)	742,645
		1,386,882
	Internet - 0.9%
10,624	Blue Nile, Inc.(a)	272,824
21,838	Nutrisystem, Inc.	228,972
		501,796
	Leisure Time - 4.8%
9,717	Arctic Cat, Inc.(a)	427,548
68,629	Brunswick Corp.	1,509,152
49,972	Callaway Golf Co.	274,346
30,840	Interval Leisure Group, Inc.	565,605
		2,776,651
	Lodging - 0.9%
41,919	Boyd Gaming Corp.(a)	238,938
15,322	Marcus Corp.	201,025
8,804	Monarch Casino & Resort, Inc.(a)	65,766
		505,729
	Machinery-Diversified - 0.8%
21,105	iRobot Corp.(a)	480,350

	Media - 0.8%
21,188	Digital Generation, Inc.(a)	225,864
24,226	E.W. Scripps Co. (The), Class A(a)	225,060
		450,924
	Miscellaneous Manufacturing - 3.3%
48,138	Hillenbrand, Inc.	832,306
13,523	Movado Group, Inc.	316,979
14,713	Sturm Ruger & Co., Inc.	727,264
		1,876,549
	Retail - 48.4%
16,740	Big 5 Sporting Goods Corp.	126,220
1,102	Biglari Holdings, Inc.(a)	414,076
18,716	BJ’s Restaurants, Inc.(a)	740,779
32,934	Brown Shoe Co., Inc.	453,172
21,008	Buckle, Inc. (The)	812,379
14,266	Buffalo Wild Wings, Inc.(a)	1,035,569
33,519	Cabela’s, Inc.(a)	1,539,863
22,430	Cato Corp. (The), Class A	628,040
14,058	CEC Entertainment, Inc.	484,439
18,647	Children’s Place Retail Stores, Inc. (The)(a)	947,268
28,197	Christopher & Banks Corp.	61,469
24,050	Coinstar, Inc.(a)	1,142,134
68,301	Coldwater Creek, Inc.(a)	43,713
17,856	Cracker Barrel Old Country Store, Inc.	1,118,857
12,102	DineEquity, Inc.(a)	645,037
83,619	Fifth & Pacific Cos., Inc.(a)	926,499

39,966	Finish Line, Inc. (The), Class A	$834,490
28,169	Fred’s, Inc., Class A	400,000
18,761	Genesco, Inc.(a)	1,242,353
17,631	Group 1 Automotive, Inc.	947,666
14,674	Haverty Furniture Cos., Inc.	165,523
20,175	Hibbett Sports, Inc.(a)	1,226,035
32,415	Hot Topic, Inc.	329,336
33,979	Jack in the Box, Inc.(a)	917,093
21,390	Jos. A. Bank Clothiers, Inc.(a)	903,941
11,721	Kirkland’s, Inc.(a)	126,704
16,594	Lithia Motors, Inc., Class A	462,309
21,176	Lumber Liquidators Holdings, Inc.(a)	895,533
18,077	MarineMax, Inc.(a)	134,493
39,122	Men’s Wearhouse, Inc. (The)	1,066,074
66,527	OfficeMax, Inc.(a)	298,706
13,925	Papa John’s International, Inc.(a)	710,314
40,613	Pep Boys - Manny, Moe & Jack (The)	368,360
15,626	PetMed Express, Inc.	151,885
8,568	Red Robin Gourmet Burgers, Inc.(a)	255,755
49,019	Ruby Tuesday, Inc.(a)	314,212
12,061	Rue21, Inc.(a)	297,183
27,072	Ruth’s Hospitality Group, Inc.(a)	181,924
26,954	Sonic Automotive, Inc., Class A	461,452
46,582	Sonic Corp.(a)	461,162
23,757	Stage Stores, Inc.	449,958
20,788	Stein Mart, Inc.(a)	165,265
46,271	Texas Roadhouse, Inc.	800,951
32,003	Tuesday Morning Corp.(a)	161,935
22,622	Vitamin Shoppe, Inc.(a)	1,242,400
20,050	Zale Corp.(a)	60,551
16,865	Zumiez, Inc.(a)	612,705
		27,765,782
	Toys/Games/Hobbies - 0.5%
16,935	JAKKS Pacific, Inc.	271,299

	Total Investments (Cost $53,737,273)(b)-100.0%	57,407,563
	Liabilities in excess of other assets-(0.0)%	(4,460)
	Net Assets-100.0%	$57,403,103

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $54,135,682. The net unrealized appreciation was $3,271,881 which consisted of aggregate gross unrealized appreciation of $8,974,831 and aggregate gross unrealized depreciation of $5,702,950.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Agriculture - 5.3%
152,567	Alliance One International, Inc.(a)	$497,369
32,143	Andersons, Inc. (The)	1,220,470
		1,717,839
	Beverages - 4.3%
13,100	Boston Beer Co., Inc. (The), Class A(a)(b)	1,411,132

	Commercial Services - 2.1%
24,129	Medifast, Inc.(a)	678,025

	Cosmetics/Personal Care - 1.4%
28,284	Inter Parfums, Inc.	459,898

	Environmental Control - 5.2%
102,537	Darling International, Inc.(a)	1,693,911

	Food - 60.0%
55,597	B&G Foods, Inc.	1,556,716
21,947	Calavo Growers, Inc.(b)	592,130
25,015	Cal-Maine Foods, Inc.	943,816
38,616	Diamond Foods, Inc.(b)	628,282
65,920	Hain Celestial Group, Inc. (The)(a)	3,671,085
25,359	J & J Snack Foods Corp.	1,465,497
21,340	Nash Finch Co.	408,874
26,668	Sanderson Farms, Inc.	982,183
15,956	Seneca Foods Corp., Class A(a)	393,794
55,879	Snyders-Lance, Inc.	1,309,245
37,830	Spartan Stores, Inc.	650,676
52,986	TreeHouse Foods, Inc.(a)	2,966,686
71,980	United Natural Foods, Inc.(a)	3,908,514
		19,477,498
	Household Products/Wares - 11.2%
74,407	Central Garden & Pet Co., Class A(a)	849,728
87,810	Prestige Brands Holdings, Inc.(a)	1,440,962
27,806	WD-40 Co.	1,336,078
		3,626,768
	Retail - 10.3%
56,122	Casey’s General Stores, Inc.	3,335,331

	Total Common Stocks (Cost $30,673,389)	32,400,402

	Money Market Fund - 0.0%
10,802	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $10,802)	10,802

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $30,684,191)-99.8%	32,411,204

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.9%
1,914,214	Invesco Liquid Assets Portfolio - Institutional Class (Cost $1,914,214)(c)(d)	1,914,214

	Total Investments (Cost $32,598,405)(e)-105.7%	34,325,418
	Liabilities in excess of other assets-(5.7)%	(1,843,220)
	Net Assets-100.0%	$32,482,198

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2012

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therfore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $30,729,058. The net unrealized appreciation was $1,682,146 which consisted of aggregate gross unrealized appreciation of $3,766,154 and aggregate gross unrealized depreciation of $2,084,008.

Schedule of Investments

PowerShares S&P SmallCap Energy Portfolio (PSCE)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Coal - 4.7%
126,306	Cloud Peak Energy, Inc.(a)	$2,090,364

	Oil & Gas - 35.9%
65,820	Approach Resources, Inc.(a)	1,737,648
115,239	Comstock Resources, Inc.(a)	1,864,567
30,528	Contango Oil & Gas Co.(a)	1,808,784
104,226	Gulfport Energy Corp.(a)	2,147,055
72,248	PDC Energy, Inc.(a)	1,892,898
109,759	Penn Virginia Corp.	735,385
136,588	PetroQuest Energy, Inc.(a)	752,600
116,776	Stone Energy Corp.(a)	3,066,538
102,567	Swift Energy Co.(a)	1,916,977
		15,922,452
	Oil & Gas Services - 49.7%
71,490	Basic Energy Services, Inc.(a)	773,522
155,271	Exterran Holdings, Inc.(a)	2,293,353
34,453	Gulf Island Fabrication, Inc.	958,138
83,343	Hornbeck Offshore Services, Inc.(a)	3,529,576
305,603	ION Geophysical Corp.(a)	2,032,260
79,302	Lufkin Industries, Inc.	3,651,857
61,628	Matrix Service Co.(a)	638,466
15,264	OYO Geospace Corp.(a)	1,446,722
148,208	Pioneer Energy Services Corp.(a)	1,191,592
49,860	SEACOR Holdings, Inc.(a)	4,235,607
185,791	TETRA Technologies, Inc.(a)	1,287,532
		22,038,625
	Transportation - 9.6%
84,426	Bristow Group, Inc.	3,864,178
63,542	Overseas Shipholding Group, Inc.	363,460
		4,227,638
	Total Common Stocks (Cost $58,109,848)	44,279,079

	Money Market Fund - 0.0%
1,441	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,441)	1,441

	Total Investments (Cost $58,111,289)(b)-99.9%	44,280,520
	Other assets less liabilities-0.1%	44,518
	Net Assets-100.0%	$44,325,038

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $58,803,906. The net unrealized depreciation was $14,523,386 which consisted of aggregate gross unrealized appreciation of $1,922,849 and aggregate gross unrealized depreciation of $16,446,235.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Financials Portfolio (PSCF)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Banks - 31.4%
21,770	Bank of the Ozarks, Inc.	$700,776
59,200	BBCN Bancorp, Inc.(a)	671,328
59,325	Boston Private Financial Holdings, Inc.	558,248
11,155	City Holding Co.	368,673
30,114	Columbia Banking System, Inc.	543,558
29,940	Community Bank System, Inc.	823,649
66,770	CVB Financial Corp.	787,886
105,924	F.N.B. Corp.	1,152,453
15,646	First BanCorp. (Puerto Rico)(a)	59,142
79,554	First Commonwealth Financial Corp.	557,674
44,410	First Financial Bancorp.	708,784
23,892	First Financial Bankshares, Inc.	824,155
56,851	First Midwest Bancorp, Inc.	642,416
54,597	Glacier Bancorp, Inc.	828,236
23,888	Hanmi Financial Corp.(a)	261,574
16,852	Home BancShares, Inc.	508,088
16,411	Independent Bank Corp.	487,571
93,674	National Penn Bancshares, Inc.	828,078
25,225	NBT Bancorp, Inc.	529,977
71,859	Old National Bancorp	879,554
25,479	PacWest Bancorp	583,724
26,254	Pinnacle Financial Partners, Inc.(a)	513,266
45,611	PrivateBancorp, Inc.	698,760
21,946	S&T Bancorp, Inc.	362,109
12,990	Simmons First National Corp., Class A	303,187
23,467	Sterling Bancorp	225,049
142,586	Susquehanna Bancshares, Inc.	1,519,967
30,293	Texas Capital Bancshares, Inc.(a)	1,305,325
8,023	Tompkins Financial Corp.	314,983
71,100	TrustCo Bank Corp. NY	391,761
24,616	UMB Financial Corp.	1,183,045
84,930	Umpqua Holdings Corp.	1,059,926
34,343	United Bankshares, Inc.	800,192
14,431	United Community Banks, Inc.(a)	98,275
45,448	Wilshire Bancorp, Inc.(a)	288,140
27,566	Wintrust Financial Corp.	1,011,948
		23,381,477
	Diversified Financial Services - 6.3%
15,435	Calamos Asset Management, Inc., Class A	163,148
30,236	Financial Engines, Inc.(a)	567,530
29,407	Interactive Brokers Group, Inc., Class A	407,287
29,457	Investment Technology Group, Inc.(a)	243,904
30,819	National Financial Partners Corp.(a)	457,662
11,915	Piper Jaffray Companies(a)	253,908
40,658	Stifel Financial Corp.(a)	1,223,806
22,463	SWS Group, Inc. (a)	128,713
5,911	Virtus Investment Partners, Inc.(a)	494,869
10,600	World Acceptance Corp.(a)	755,462
		4,696,289
	Insurance - 11.0%
13,776	AMERISAFE, Inc.(a)	343,918
14,868	eHealth, Inc.(a)	273,125
23,996	Employers Holdings, Inc.	429,049
30,105	Horace Mann Educators Corp.	525,031
8,965	Infinity Property & Casualty Corp.	518,267
38,340	Meadowbrook Insurance Group, Inc.	269,914
8,184	Navigators Group, Inc. (The)(a)	396,351
16,172	Presidential Life Corp.	224,629
23,264	ProAssurance Corp.	2,083,756
12,718	RLI Corp.	819,166
11,615	Safety Insurance Group, Inc.	492,244
41,598	Selective Insurance Group, Inc.	717,981
14,695	Stewart Information Services Corp.	250,844
29,933	Tower Group, Inc.	557,951
15,683	United Fire Group, Inc.	307,387
		8,209,613
	Investment Companies - 1.6%
104,022	Prospect Capital Corp.	1,152,564

	Real Estate - 2.1%
26,308	Forestar Group, Inc.(a)	299,385
22,010	Sovran Self Storage, Inc. REIT	1,256,771
		1,556,156
	REITS - 39.9%
33,309	Acadia Realty Trust	797,417
43,134	Cedar Realty Trust, Inc.	222,140
66,735	Colonial Properties Trust	1,511,548
79,041	Cousins Properties, Inc.	599,921
142,633	DiamondRock Hospitality Co.	1,349,308
21,453	EastGroup Properties, Inc.	1,147,306
35,540	Entertainment Properties Trust	1,604,986
78,832	Extra Space Storage, Inc.	2,580,960
54,767	Franklin Street Properties Corp.	567,934
20,531	Getty Realty Corp.	381,466
59,175	Healthcare Realty Trust, Inc.	1,453,338
58,816	Inland Real Estate Corp.	469,352
51,795	Kilroy Realty Corp.	2,451,975
48,570	Kite Realty Group Trust	244,307
64,999	LaSalle Hotel Properties	1,706,874
102,811	Lexington Realty Trust	919,130
23,083	LTC Properties, Inc.	824,063
102,902	Medical Properties Trust, Inc.	1,013,585
31,072	Mid-America Apartment Communities, Inc.	2,151,115
15,344	Parkway Properties, Inc.	170,779
42,469	Pennsylvania Real Estate Investment Trust	609,855
40,761	Post Properties, Inc.	2,105,306
14,163	PS Business Parks, Inc.	957,560
27,984	Sabra Health Care REIT, Inc.	518,264
9,029	Saul Centers, Inc.	375,968
70,307	Tanger Factory Outlet Centers, Inc.	2,263,885
9,618	Universal Health Realty Income Trust	418,768
17,648	Urstadt Biddle Properties, Inc., Class A	335,135
		29,752,245
	Retail - 3.3%
22,295	Cash America International, Inc.	854,344
33,659	EZCORP, Inc., Class A(a)	757,328
21,715	First Cash Financial Services, Inc.(a)	870,771
		2,482,443
	Savings & Loans - 4.4%
35,162	Bank Mutual Corp.	149,790
53,162	Brookline Bancorp, Inc.	447,092

21,448	Dime Community Bancshares	$310,996
74,082	Northwest Bancshares, Inc.	863,055
34,499	Oritani Financial Corp.	486,091
40,655	Provident Financial Services, Inc.	619,176
24,714	ViewPoint Financial Group	435,090
		3,311,290
	Total Common Stocks and Other Equity Interests (Cost $64,459,192)	74,542,077

	Money Market Fund - 0.1%
42,350	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $42,350)	42,350

	Total Investments (Cost $64,501,542)(b)-100.1%	74,584,427
	Liabilities in excess of other assets-(0.1)%	(72,442)
	Net Assets-100.0%	$74,511,985

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $64,901,142. The net unrealized appreciation was $9,683,285 which consisted of aggregate gross unrealized appreciation of $11,718,999 and aggregate gross unrealized depreciation of $2,035,714.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 12.3%
139,309	ArQule, Inc.(a)	$842,819
66,342	Cambrex Corp.(a)	612,337
141,853	Cubist Pharmaceuticals, Inc.(a)	6,108,190
55,882	Emergent Biosolutions, Inc.(a)	816,436
75,265	Enzo Biochem, Inc.(a)	112,897
123,464	Medicines Co. (The)(a)	3,091,539
99,232	Momenta Pharmaceuticals, Inc.(a)	1,411,079
117,311	Spectrum Pharmaceuticals, Inc.(a)	1,641,181
		14,636,478
	Commercial Services - 7.6%
91,433	AMN Healthcare Services, Inc.(a)	533,969
43,065	Chemed Corp.	2,703,190
14,234	CorVel Corp.(a)	656,757
68,847	Cross Country Healthcare, Inc.(a)	313,942
21,171	Landauer, Inc.	1,205,900
134,128	PAREXEL International Corp.(a)	3,691,203
		9,104,961
	Distribution/Wholesale - 2.2%
28,509	MWI Veterinary Supply, Inc.(a)	2,596,885

	Electronics - 1.5%
27,455	Analogic Corp.	1,757,669

	Healthcare-Products - 33.3%
48,578	Abaxis, Inc.(a)	1,733,749
157,774	Affymetrix, Inc.(a)	661,073
156,582	Align Technology, Inc.(a)	5,317,525
46,558	Cantel Medical Corp.	1,216,095
63,360	CONMED Corp.	1,738,598
61,714	CryoLife, Inc.(a)	343,130
55,509	Cyberonics, Inc.(a)	2,403,540
52,961	Greatbatch, Inc.(a)	1,209,099
56,752	Haemonetics Corp.(a)	4,081,036
76,096	Hanger, Inc.(a)	1,960,994
27,872	ICU Medical, Inc.(a)	1,486,414
44,774	Integra LifeSciences Holdings Corp.(a)	1,722,008
71,265	Invacare Corp.	1,004,124
84,247	Luminex Corp.(a)	1,443,151
92,400	Meridian Bioscience, Inc.	1,544,004
94,179	Merit Medical Systems, Inc.(a)	1,272,358
65,949	Natus Medical, Inc.(a)	815,130
96,701	NuVasive, Inc.(a)	2,020,084
43,740	Palomar Medical Technologies, Inc.(a)	350,357
112,938	PSS World Medical, Inc.(a)	2,359,275
32,612	SurModics, Inc.(a)	519,835
82,101	Symmetry Medical, Inc.(a)	636,283
75,869	West Pharmaceutical Services, Inc.	3,776,759
		39,614,621
	Healthcare-Services - 18.5%
25,576	Air Methods Corp.(a)	2,788,551
18,368	Almost Family, Inc.(a)	404,280
67,474	Amedisys, Inc.(a)	822,508
70,853	AmSurg Corp., Class A(a)	2,092,998
55,371	Bio-Reference Labs, Inc.(a)	1,370,432
115,260	Centene Corp.(a)	4,384,490
37,283	Ensign Group, Inc. (The)	1,045,788
68,159	Gentiva Health Services, Inc.(a)	453,939
74,815	Healthways, Inc.(a)	838,676
37,117	IPC The Hospitalist Co., Inc.(a)	1,596,031
118,472	Kindred Healthcare, Inc.(a)	1,121,930
35,658	LHC Group, Inc.(a)	637,922
61,172	Magellan Health Services, Inc.(a)	2,948,491
64,361	Molina Healthcare, Inc.(a)	1,571,052
		22,077,088
	Pharmaceuticals - 20.0%
151,217	Akorn, Inc.(a)	2,067,136
23,365	Hi-Tech Pharmacal Co., Inc.(a)	802,821
52,753	Neogen Corp.(a)	2,029,408
82,305	Par Pharmaceutical Cos., Inc.(a)	4,111,958
66,064	PharMerica Corp.(a)	679,799
134,826	Questcor Pharmaceuticals, Inc.(a)	4,971,035
130,031	Salix Pharmaceuticals Ltd.(a)	5,827,989
156,172	ViroPharma, Inc.(a)	3,390,494
		23,880,640
	Software - 4.6%
24,777	Computer Programs & Systems, Inc.	1,226,461
50,285	Medidata Solutions, Inc.(a)	1,780,592
75,214	Omnicell, Inc.(a)	981,543
88,975	Quality Systems, Inc.	1,437,836
		5,426,432
	Total Common Stocks (Cost $121,287,902)	119,094,774

	Money Market Fund - 0.0%
38,657	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $38,657)	38,657

	Total Investments (Cost $121,326,559)(b)-100.0%	119,133,431
	Liabilities in excess of other assets-(0.0)%	(16,406)
	Net Assets-100.0%	$119,117,025

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $121,633,576. The net unrealized depreciation was $2,500,145 which consisted of aggregate gross unrealized appreciation of $11,344,111 and aggregate gross unrealized depreciation of $13,844,256.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 13.0%
9,165	AAR Corp.	$130,234
4,230	Aerovironment, Inc.(a)	98,813
3,589	Cubic Corp.	173,600
10,673	Curtiss-Wright Corp.	319,870
13,582	GenCorp, Inc.(a)	114,768
6,003	Kaman Corp.	195,578
10,295	Moog, Inc., Class A(a)	374,635
1,096	National Presto Industries, Inc.	72,928
13,419	Orbital Sciences Corp.(a)	175,789
8,362	Teledyne Technologies, Inc.(a)	520,952
		2,177,167
	Airlines - 1.9%
3,449	Allegiant Travel Co.(a)	245,086
11,590	SkyWest, Inc.	81,130
		326,216
	Building Materials - 5.8%
4,245	AAON, Inc.	77,556
6,435	Apogee Enterprises, Inc.	104,183
8,512	Comfort Systems USA, Inc.	83,332
6,919	Gibraltar Industries, Inc.(a)	65,869
10,548	Griffon Corp.	92,717
4,629	NCI Building Systems, Inc.(a)	49,808
8,365	Quanex Building Products Corp.	141,368
9,232	Simpson Manufacturing Co., Inc.	223,784
4,485	Universal Forest Products, Inc.	143,206
		981,823
	Commercial Services - 11.0%
11,001	ABM Industries, Inc.	204,618
2,936	CDI Corp.	47,446
2,006	Consolidated Graphics, Inc.(a)	47,562
13,976	Geo Group, Inc. (The)(a)	323,125
15,276	Healthcare Services Group, Inc.	331,184
4,092	Heidrick & Struggles International, Inc.	54,751
5,150	Insperity, Inc.	135,136
6,467	Kelly Services, Inc., Class A	76,698
11,795	Navigant Consulting, Inc.(a)	137,176
9,805	On Assignment, Inc.(a)	152,860
9,668	Resources Connection, Inc.	109,152
9,190	TrueBlue, Inc.(a)	139,872
4,608	Viad Corp.	79,857
		1,839,437
	Computers - 0.8%
8,896	Sykes Enterprises, Inc.(a)	131,572

	Distribution/Wholesale - 1.4%
9,253	United Stationers, Inc.	233,268

	Diversified Financial Services - 2.8%
5,000	Encore Capital Group, Inc.(a)	140,000
3,892	Portfolio Recovery Associates, Inc.(a)	329,575
		469,575
	Electrical Components & Equipment - 5.5%
10,354	Belden, Inc.	332,674
4,371	Encore Wire Corp.	119,765
10,908	EnerSys(a)	372,508
2,036	Powell Industries, Inc.(a)	69,774
4,470	Vicor Corp.	29,994
		924,715
	Electronics - 6.5%
2,018	American Science & Engineering, Inc.	115,107
11,962	Brady Corp., Class A	317,352
6,081	ESCO Technologies, Inc.	218,977
12,478	II-VI, Inc.(a)	217,616
6,683	Watts Water Technologies, Inc., Class A	224,816
		1,093,868
	Engineering & Construction - 5.6%
8,931	Aegion Corp., Class A(a)	155,400
7,648	Dycom Industries, Inc.(a)	133,228
15,183	EMCOR Group, Inc.	399,768
3,694	Engility Holdings, Inc.(a)	53,933
3,051	Exponent, Inc.(a)	157,706
6,170	Orion Marine Group, Inc.(a)	44,609
		944,644
	Environmental Control - 2.2%
14,430	Tetra Tech, Inc.(a)	370,995

	Hand/Machine Tools - 1.5%
4,319	Franklin Electric Co., Inc.	243,635

	Housewares - 3.1%
13,618	Toro Co. (The)	512,037

	Internet - 0.7%
4,453	HealthStream, Inc.(a)	124,417

	Machinery-Construction & Mining - 0.8%
4,561	Astec Industries, Inc.(a)	133,181

	Machinery-Diversified - 9.5%
6,417	Albany International Corp., Class A	114,864
9,600	Applied Industrial Technologies, Inc.	356,736
11,068	Briggs & Stratton Corp.	193,026
1,968	Cascade Corp.	92,713
2,892	Lindsay Corp.	205,043
9,989	Robbins & Myers, Inc.	457,896
4,287	Tennant Co.	178,639
		1,598,917
	Media - 0.2%
6,956	Dolan Co. (The)(a)	33,945

	Metal Fabricate/Hardware - 3.9%
3,959	CIRCOR International, Inc.	121,897
7,289	Kaydon Corp.	153,798
861	Lawson Products, Inc.	8,369
8,701	Mueller Industries, Inc.	370,924
		654,988
	Miscellaneous Manufacturing - 11.7%
8,859	A.O. Smith Corp.	437,812
16,573	Actuant Corp., Class A	471,668
5,744	AZZ, Inc.	176,398

10,613	Barnes Group, Inc.	$253,226
5,524	Ceradyne, Inc.	121,528
4,683	EnPro Industries, Inc.(a)	161,423
14,148	Federal Signal Corp.(a)	80,219
6,581	John Bean Technologies Corp.	96,412
3,887	Lydall, Inc.(a)	49,598
2,872	Standex International Corp.	122,864
		1,971,148
	Office Furnishings - 1.0%
13,205	Interface, Inc., Class A	175,098

	Storage/Warehousing - 0.7%
8,321	Mobile Mini, Inc.(a)	119,157

	Textiles - 2.1%
4,285	G&K Services, Inc., Class A	135,020
3,492	UniFirst Corp.	218,669
		353,689
	Transportation - 8.3%
5,793	Arkansas Best Corp.	79,306
6,617	Forward Air Corp.	221,405
12,983	Heartland Express, Inc.	180,464
8,595	HUB Group, Inc., Class A(a)	255,701
13,411	Knight Transportation, Inc.	205,591
10,716	Old Dominion Freight Line, Inc.(a)	454,358
		1,396,825
	Total Common Stocks (Cost $18,052,007)	16,810,317

	Money Market Fund - 0.0%
867	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $867)	867

	Total Investments (Cost $18,052,874)(b)-100.0%	16,811,184
	Other assets less liabilities-0.0%	321
	Net Assets-100.0%	$16,811,505

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $18,277,671. The net unrealized depreciation was $1,466,487 which consisted of aggregate gross unrealized appreciation of $965,515 and aggregate gross unrealized depreciation of $2,432,002.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Services - 6.2%
40,670	Cardtronics, Inc.(a)	$1,261,177
15,294	ExlService Holdings, Inc.(a)	376,997
13,548	Forrester Research, Inc.	386,660
35,736	Heartland Payment Systems, Inc.	1,132,831
31,293	MAXIMUS, Inc.	1,580,296
23,008	TeleTech Holdings, Inc.(a)	378,712
		5,116,673
	Computers - 14.0%
32,845	3D Systems Corp.(a)	1,248,110
13,518	Agilysys, Inc.(a)	117,471
24,548	CACI International, Inc., Class A(a)	1,385,735
67,154	CIBER, Inc.(a)	251,828
27,945	iGATE Corp.(a)	444,326
40,936	Insight Enterprises, Inc.(a)	686,087
42,643	j2 Global, Inc.	1,276,305
45,147	LivePerson, Inc.(a)	844,249
18,728	Manhattan Associates, Inc.(a)	874,410
28,539	Mercury Computer Systems, Inc.(a)	333,050
14,820	MTS Systems Corp.	644,225
7,269	NCI, Inc., Class A(a)	43,105
32,003	NetScout Systems, Inc.(a)	747,590
21,205	RadiSys Corp.(a)	72,309
19,627	Stratasys, Inc.(a)	1,202,743
26,006	Super Micro Computer, Inc.(a)	322,734
31,046	Synaptics, Inc.(a)	818,994
17,257	Virtusa Corp.(a)	261,444
		11,574,715
	Distribution/Wholesale - 1.6%
63,694	Brightpoint, Inc.(a)	571,335
25,422	ScanSource, Inc.(a)	733,933
		1,305,268
	Diversified Financial Services - 0.4%
27,773	Higher One Holdings, Inc.(a)	308,003

	Electrical Components & Equipment - 1.8%
36,626	Advanced Energy Industries, Inc.(a)	451,232
19,975	Littelfuse, Inc.	1,071,459
		1,522,691
	Electronics - 14.4%
13,377	Badger Meter, Inc.	453,347
9,357	Bel Fuse, Inc., Class B	168,707
53,149	Benchmark Electronics, Inc.(a)	837,628
37,261	Checkpoint Systems, Inc.(a)	286,537
31,395	CTS Corp.	279,415
28,518	Cymer, Inc.(a)	1,631,515
33,984	Daktronics, Inc.	262,696
22,432	Electro Scientific Industries, Inc.	278,381
15,598	FARO Technologies, Inc.(a)	671,182
34,972	FEI Co.	1,668,514
13,908	Measurement Specialties, Inc.(a)	414,180
34,127	Methode Electronics, Inc.	300,318
35,223	Newport Corp.(a)	396,259
18,303	OSI Systems, Inc.(a)	1,181,276
19,171	Park Electrochemical Corp.	517,809
32,245	Plexus Corp.(a)	926,076
38,814	Pulse Electronics Corp.	70,253
26,314	Rofin-Sinar Technologies, Inc.(a)	477,073
14,997	Rogers Corp.(a)	537,642
47,566	TTM Technologies, Inc.(a)	520,372
		11,879,180
	Home Furnishings - 0.4%
17,279	DTS, Inc.(a)	321,908

	Internet - 10.0%
36,901	Blucora, Inc.(a)	562,740
32,574	comScore, Inc.(a)	501,640
39,122	DealerTrack Holdings, Inc.(a)	1,141,189
34,024	Digital River, Inc.(a)	605,287
21,865	Liquidity Services, Inc.(a)	999,668
20,804	OpenTable, Inc.(a)	756,433
17,022	PC-Tel, Inc.	104,856
29,443	Perficient, Inc.(a)	391,297
23,725	QuinStreet, Inc.(a)	215,186
27,130	Sourcefire, Inc.(a)	1,384,986
12,748	Stamps.com, Inc.(a)	269,620
83,519	United Online, Inc.	354,121
26,808	VASCO Data Security International, Inc.(a)	247,974
34,303	Websense, Inc.(a)	514,888
24,143	XO Group, Inc.(a)	207,871
		8,257,756
	Machinery-Diversified - 2.1%
39,486	Cognex Corp.	1,334,627
47,556	Intermec, Inc.(a)	286,287
21,444	Intevac, Inc.(a)	125,876
		1,746,790
	Miscellaneous Manufacturing - 0.1%
38,367	STR Holdings, Inc.(a)	128,146

	Semiconductors - 23.9%
29,426	ATMI, Inc.(a)	558,505
61,131	Brooks Automation, Inc.	566,073
21,717	Cabot Microelectronics Corp.	638,480
21,387	CEVA, Inc.(a)	332,354
59,438	Cirrus Logic, Inc.(a)	2,185,535
22,458	Cohu, Inc.	193,139
33,982	Diodes, Inc.(a)	643,619
20,156	DSP Group, Inc.(a)	116,502
81,110	Entropic Communications, Inc.(a)	486,660
41,708	Exar Corp.(a)	308,639
109,090	GT Advanced Technologies, Inc.(a)	558,541
25,854	Hittite Microwave Corp.(a)	1,310,022
61,601	Kopin Corp.(a)	223,612
68,253	Kulicke & Soffa Industries, Inc.(a)	755,561
45,039	Micrel, Inc.	420,664
81,904	Microsemi Corp.(a)	1,585,661
48,430	MKS Instruments, Inc.	1,278,552
28,032	Monolithic Power Systems, Inc.(a)	543,260
16,022	Nanometrics, Inc.(a)	243,374
21,773	Pericom Semiconductor Corp.(a)	175,055
26,162	Power Integrations, Inc.	921,949

15,995	Rubicon Technology, Inc.(a)	$160,750
29,624	Rudolph Technologies, Inc.(a)	296,240
30,332	Sigma Designs, Inc.(a)	206,258
20,494	Standard Microsystems Corp.(a)	756,433
11,118	Supertex, Inc.(a)	188,895
47,838	Tessera Technologies, Inc.	691,259
155,353	TriQuint Semiconductor, Inc.(a)	876,191
24,160	Ultratech, Inc.(a)	768,530
35,820	Veeco Instruments, Inc.(a)	1,279,132
23,382	Volterra Semiconductor Corp.(a)	537,318
		19,806,763
	Software - 15.7%
27,129	Avid Technology, Inc.(a)	249,858
41,606	Blackbaud, Inc.	1,122,530
33,874	Bottomline Technologies, Inc.(a)	643,267
41,172	CommVault Systems, Inc.(a)	1,997,665
31,323	CSG Systems International, Inc.(a)	552,225
23,742	Digi International, Inc.(a)	217,239
28,913	Ebix, Inc.	627,123
29,562	EPIQ Systems, Inc.	333,755
13,446	Interactive Intelligence Group, Inc.(a)	350,672
39,224	JDA Software Group, Inc.(a)	1,160,246
7,494	MicroStrategy, Inc., Class A(a)	872,751
33,709	Monotype Imaging Holdings, Inc.(a)	494,848
13,727	OPNET Technologies, Inc.	362,942
57,934	Progress Software Corp.(a)	1,126,237
25,189	Synchronoss Technologies, Inc.(a)	481,614
23,995	SYNNEX Corp.(a)	811,751
82,851	Take-Two Interactive Software, Inc.(a)	727,432
22,756	Tyler Technologies, Inc.(a)	887,939
		13,020,094
	Telecommunications - 9.4%
25,726	Anixter International, Inc.	1,464,067
104,204	Arris Group, Inc.(a)	1,322,349
16,144	Black Box Corp.	430,076
16,556	Comtech Telecommunications Corp.	452,310
108,381	Harmonic, Inc.(a)	459,536
19,752	LogMeIn, Inc.(a)	374,300
35,010	NETGEAR, Inc.(a)	1,212,396
29,871	Novatel Wireless, Inc.(a)	70,496
17,574	Oplink Communications, Inc.(a)	233,031
38,364	Symmetricom, Inc.(a)	229,800
39,754	ViaSat, Inc.(a)	1,522,578
		7,770,939
	Total Investments (Cost $90,890,779)(b)-100.0%	82,758,926
	Liabilities in excess of other assets-(0.0)%	(35,995)
	Net Assets-100.0%	$82,722,931

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $91,536,064. The net unrealized depreciation was $8,777,138 which consisted of aggregate gross unrealized appreciation of $6,889,041 and aggregate gross unrealized depreciation of $15,666,179.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Materials Portfolio (PSCM)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Materials - 11.5%
6,882	Eagle Materials, Inc.	$239,150
9,269	Headwaters, Inc.(a)	57,931
4,254	Texas Industries, Inc.	177,690
		474,771
	Chemicals - 34.8%
4,479	A. Schulman, Inc.	97,911
3,548	American Vanguard Corp.	82,988
4,452	Balchem Corp.	148,385
7,585	H.B. Fuller Co.	221,634
1,366	Hawkins, Inc.	51,963
3,314	Innophos Holdings, Inc.	192,112
4,892	Kraton Performance Polymers, Inc.(a)	114,571
4,915	OM Group, Inc.(a)	77,165
13,623	PolyOne Corp.	200,667
1,965	Quaker Chemical Corp.	86,990
1,271	Stepan Co.	112,687
3,366	Zep, Inc.	51,365
		1,438,438
	Coal - 4.1%
10,624	SunCoke Energy, Inc.(a)	169,984

	Environmental Control - 2.9%
8,638	Calgon Carbon Corp.(a)	119,550

	Forest Products & Paper - 19.3%
5,993	Buckeye Technologies, Inc.	180,509
3,548	Clearwater Paper Corp.(a)	125,032
1,651	Deltic Timber Corp.	102,048
5,938	KapStone Paper and Packaging Corp.(a)	99,818
2,401	Neenah Paper, Inc.	64,491
2,374	Schweitzer-Mauduit International, Inc.	161,669
7,482	Wausau Paper Corp.	63,522
		797,089
	Iron/Steel - 2.2%
16,776	AK Steel Holding Corp.	89,248

	Metal Fabricate/Hardware - 5.6%
2,519	A.M. Castle & Co.(a)	18,364
1,864	Haynes International, Inc.	89,826
1,391	Olympic Steel, Inc.	21,769
4,600	RTI International Metals, Inc.(a)	103,270
		233,229
	Mining - 11.6%
3,823	AMCOL International Corp.	117,366
8,187	Century Aluminum Co.(a)	50,023
9,452	Globe Specialty Metals, Inc.	118,434
2,401	Kaiser Aluminum Corp.	130,950
3,099	Materion Corp.	60,833
		477,606
	Miscellaneous Manufacturing - 8.0%
3,149	Koppers Holdings, Inc.	103,728
2,813	LSB Industries, Inc.(a)	90,382
5,085	Myers Industries, Inc.	83,597
3,558	Tredegar Corp.	52,694
		330,401
	Total Investments (Cost $4,335,065)(b)-100.0%	4,130,316
	Other assets less liabilities-0.0%	4
	Net Assets-100.0%	$4,130,320

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $4,348,290. The net unrealized depreciation was $217,974 which consisted of aggregate gross unrealized appreciation of $296,200 and aggregate gross unrealized depreciation of $514,174.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electric - 35.7%
32,455	ALLETE, Inc.	$1,345,584
50,265	Avista Corp.	1,391,335
20,129	CH Energy Group, Inc.	1,308,989
41,491	El Paso Electric Co.	1,404,470
36,512	NorthWestern Corp.	1,348,388
63,448	UIL Holdings Corp.	2,350,114
35,005	UNS Energy Corp.	1,424,704
		10,573,584
	Gas - 42.7%
34,221	Laclede Group, Inc. (The)	1,429,753
52,160	New Jersey Resources Corp.	2,394,144
27,890	Northwest Natural Gas Co.	1,357,964
90,810	Piedmont Natural Gas Co., Inc.	2,885,942
38,162	South Jersey Industries, Inc.	2,017,243
57,884	Southwest Gas Corp.	2,585,100
		12,670,146
	Telecommunications - 16.9%
16,991	Atlantic Tele-Network, Inc.	594,005
55,607	Cbeyond, Inc.(a)	396,478
359,963	Cincinnati Bell, Inc.(a)	1,385,858
60,024	General Communication, Inc., Class A(a)	566,627
27,730	Lumos Networks Corp.(a)	248,461
58,005	Neutral Tandem, Inc.(a)	792,348
27,470	NTELOS Holdings Corp.	582,364
40,422	USA Mobility, Inc.	450,301
		5,016,442
	Water - 4.7%
34,424	American States Water Co.	1,399,336

	Total Investments (Cost $26,143,042)(b)-100.0%	29,659,508
	Other assets less liabilities-0.0%	9,421
	Net Assets-100.0%	$29,668,929

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $26,209,854. The net unrealized appreciation was $3,449,654 which consisted of aggregate gross unrealized appreciation of $4,333,114 and aggregate gross unrealized depreciation of $883,460.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Bank Portfolio (KBWB)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Commercial Banks-Central U.S. - 4.4%
14,867	Commerce Bancshares, Inc.	$585,462
9,867	Cullen/Frost Bankers, Inc.	545,744
		1,131,206
	Commercial Banks-Eastern U.S. - 4.4%
13,068	M&T Bank Corp.	1,121,757

	Commercial Banks-Southern U.S. - 9.7%
36,537	BB&T Corp.	1,146,166
191,080	Regions Financial Corp.	1,329,917
		2,476,083
	Commercial Banks-Western U.S. - 3.3%
47,195	Zions Bancorp.	858,949

	Diversified Banking Institutions - 21.5%
255,737	Bank of America Corp.	1,877,109
62,436	Citigroup, Inc.	1,693,889
53,577	JPMorgan Chase & Co.	1,928,772
		5,499,770
	Fiduciary Banks - 7.0%
34,572	Bank of New York Mellon Corp. (The)	735,692
9,725	Northern Trust Corp.	441,515
15,218	State Street Corp.	614,503
		1,791,710
	Savings & Loan/Thrifts-Eastern U.S. - 5.4%
33,545	First Niagara Financial Group, Inc.	254,271
58,208	New York Community Bancorp, Inc.(a)	755,540
33,242	People’s United Financial, Inc.	380,953
		1,390,764
	Super-Regional Banks-U.S. - 44.2%
19,497	Capital One Financial Corp.	1,101,386
33,616	Comerica, Inc.	1,015,539
70,992	Fifth Third Bancorp	981,109
154,425	Huntington Bancshares, Inc.	959,751
111,975	KeyCorp	893,561
17,626	PNC Financial Services Group, Inc.	1,041,697
46,845	SunTrust Banks, Inc.	1,107,884
62,904	U.S. Bancorp	2,107,284
62,649	Wells Fargo & Co.	2,118,163
		11,326,374
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $27,612,802)-99.9%	25,596,613

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.6%
405,000	Invesco Liquid Assets Portfolio - Institutional Class (Cost $405,000)(b)(c)	405,000

	Total Investments (Cost $28,017,802)(d)-101.5%	26,001,613
	Liabilities in excess of other assets-(1.5)%	(392,267)
	Net Assets-100.0%	$25,609,346

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2012.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $28,017,803. The net unrealized depreciation was $2,016,190 which consisted of aggregate gross unrealized appreciation of $146,433 and aggregate gross unrealized depreciation of $2,162,623.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Capital Markets Portfolio (KBWC)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Banks - 23.3%
1,151	Goldman Sachs Group, Inc. (The)	$116,136
7,325	Morgan Stanley	100,059
3,112	State Street Corp.	125,663
		341,858
	Commercial Services - 4.4%
3,035	SEI Investments Co.	64,282

	Diversified Financial Services - 72.2%
4,764	Charles Schwab Corp. (The)	60,169
1,845	CME Group, Inc.	96,143
1,041	Franklin Resources, Inc.	119,663
507	Greenhill & Co., Inc.	20,138
1,994	Interactive Brokers Group, Inc., Class A	27,617
468	IntercontinentalExchange, Inc.(a)	61,411
2,688	Invesco Ltd.(b)	59,485
2,170	Investment Technology Group, Inc.(a)	17,968
6,521	Janus Capital Group, Inc.	47,147
3,850	Jefferies Group, Inc.	48,279
3,652	Knight Capital Group, Inc., Class A(a)	37,725
2,308	Lazard Ltd., Class A (Bermuda)	61,970
1,917	Legg Mason, Inc.	47,005
1,900	NASDAQ OMX Group, Inc. (The)	43,130
2,242	NYSE Euronext	57,126
589	Piper Jaffray Companies, Inc.(a)	12,551
2,082	Raymond James Financial, Inc.	69,997
1,416	Stifel Financial Corp.(a)	42,622
1,102	T. Rowe Price Group, Inc.	66,946
3,866	TD Ameritrade Holding Corp.	61,547
		1,058,639
	Total Common Stocks (Cost $1,753,605)	1,464,779

	Money Market Fund - 0.1%
1,089	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,089)	1,089

	Total Investments (Cost $1,754,694)(c)-100.0%	1,465,868
	Other assets less liabilities-0.0%	453
	Net Assets-100.0%	$1,466,321

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund.  The table below shows the transactions in and earnings from the investments in Invesco Ltd. for the nine months ended July 31, 2012.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	November 1, 2011	Cost	Sales	Appreciation (Depreciation)	Gain	July 31, 2012	Income
Invesco Ltd.	$—	$852,935	$(864,061)	$(10,534)	$81,145	$59,485	$4,353

(c) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $1,754,699. The net unrealized depreciation was $288,831 which consisted of aggregate gross unrealized appreciation of $148 and aggregate gross unrealized depreciation of $288,979.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Banks - 15.6%
35,077	Bank of Hawaii Corp.	$1,638,447
61,103	Bryn Mawr Bank Corp.	1,263,610
54,313	City Holding Co.	1,795,045
122,206	CVB Financial Corp.	1,442,031
181,043	F.N.B. Corp.	1,969,748
109,760	FirstMerit Corp.	1,778,112
36,210	Park National Corp.	2,452,865
119,944	Renasant Corp.	2,123,009
64,498	Trustmark Corp.	1,559,561
216,125	Valley National Bancorp	2,009,962
		18,032,390
	Diversified Financial Services - 7.9%
742,294	BGC Partners, Inc., Class A	3,689,201
100,709	Federated Investors, Inc., Class B	2,025,258
1,078,359	GFI Group, Inc.	3,429,182
		9,143,641
	Insurance - 7.1%
45,262	Arthur J. Gallagher & Co.	1,605,896
62,232	Fidelity National Financial, Inc., Class A	1,158,760
179,915	Maiden Holdings Ltd. (Bermuda)	1,527,479
52,047	Mercury General Corp.	1,885,142
47,524	Safety Insurance Group, Inc.	2,014,067
		8,191,344
	Investment Companies - 11.6%
575,955	Apollo Investment Corp.	4,423,334
250,074	Ares Capital Corp.	4,158,731
466,199	PennantPark Investment Corp.	4,867,118
		13,449,183
	REITs - 50.9%
186,705	American Capital Agency Corp.	6,560,814
319,095	Annaly Capital Management, Inc.	5,561,826
738,895	Anworth Mortgage Asset Corp.	4,906,263
359,829	Capstead Mortgage Corp.	5,066,392
2,244,976	Chimera Investment Corp.	4,849,148
175,391	Hatteras Financial Corp.	5,130,187
134,652	Hospitality Properties Trust	3,268,004
329,280	Invesco Mortgage Capital, Inc. REIT(a)	6,516,451
652,899	MFA Financial, Inc.	5,275,424
251,202	PennyMac Mortgage Investment Trust	5,292,826
171,997	Starwood Property Trust, Inc.	3,828,653
59,970	Sun Communities, Inc.	2,794,002
		59,049,990
	Savings & Loans - 5.0%
277,229	New York Community Bancorp, Inc.	3,598,432
191,228	People’s United Financial, Inc.	2,191,473
		5,789,905
	Trucking & Leasing - 1.9%
57,708	Textainer Group Holdings Ltd.	2,170,975

	Total Common Stocks and Other Equity Interests (Cost $113,746,117)	115,827,428

	Money Market Fund - 0.6%
732,499	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $732,499)	732,499

	Total Investments (Cost $114,478,616)(b)-100.6%	116,559,927
	Liabilities in excess of other assets-(0.6)%	(667,114)
	Net Assets-100.0%	$115,892,813

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated with the Fund.  The table below shows the transactions in and earnings from the investments in Invesco Mortgage Capital, Inc. REIT for the nine months ended July 31, 2012.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	October 31, 2011	Cost	Sales	Appreciation (Depreciation)	Gain (Loss)	July 31, 2012	Income
Invesco Mortgage Capital, Inc.	$1,419,932	$5,058,267	$(973,087)	$1,209,706	$(198,367)	$6,516,451	$389,368

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $114,689,239. The net unrealized appreciation was $1,870,688 which consisted of aggregate gross unrealized appreciation of $6,077,749 and aggregate gross unrealized depreciation of $4,207,061.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Insurance Portfolio (KBWI)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Financial Guarantee Insurance - 4.3%
6,250	MBIA, Inc.(a)	$59,687
9,624	MGIC Investment Corp.(a)	23,194
		82,881
	Insurance Brokers - 8.4%
1,625	Aon PLC (United Kingdom)	79,950
2,453	Marsh & McLennan Cos., Inc.	81,464
		161,414
	Investment Management/Advisor Services - 4.7%
1,737	Ameriprise Financial, Inc.	89,838

	Life/Health Insurance - 24.1%
2,965	Aflac, Inc.	129,808
3,260	Lincoln National Corp.	65,363
3,137	Principal Financial Group, Inc.	80,276
2,502	Prudential Financial, Inc.	120,796
3,522	Unum Group	66,531
		462,774
	Multi-line Insurance - 28.7%
2,536	Allstate Corp. (The)	86,985
1,566	Assurant, Inc.	56,705
2,128	Cincinnati Financial Corp.	80,523
7,698	Genworth Financial, Inc., Class A(a)	38,798
3,522	Hartford Financial Services Group, Inc. (The)	57,937
4,763	MetLife, Inc.	146,557
4,004	XL Group PLC (Ireland)	82,683
		550,188
	Property/Casualty Insurance - 23.6%
453	Arch Capital Group Ltd.(a)	17,576
2,197	Chubb Corp. (The)	159,700
2,822	Fidelity National Financial, Inc., Class A	52,546
3,704	Progressive Corp. (The)	73,117
2,404	Travelers Cos., Inc. (The)	150,611
		453,550
	Reinsurance - 6.2%
2,093	Axis Capital Holdings Ltd. (Bermuda)	68,776
493	Everest Re Group Ltd.	50,138
		118,914
	Total Investments (Cost $2,171,421)(b)-100.0%	1,919,559
	Other assets less liabilities-0.0%	960
	Net Assets-100.0%	$1,920,519

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $2,173,636. The net unrealized depreciation was $254,077 which consisted of aggregate gross unrealized appreciation of $27,612 and aggregate gross unrealized depreciation of $281,689.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW International Financial Portfolio (KBWX)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Argentina - 1.1%
441	Banco Macro SA ADR(a)	$5,411
1,368	BBVA Banco Frances SA ADR(a)	4,665
1,255	Grupo Financiero Galicia SA ADR	5,823
853	IRSA Inversiones y Representaciones SA ADR	5,971
		21,870
	Australia - 5.9%
975	Westpac Banking Corp. ADR	117,858

	Bermuda - 2.0%
479	Alterra Capital Holdings Ltd.	11,146
509	Aspen Insurance Holdings Ltd.	14,629
674	Montpelier Re Holdings Ltd.	13,655
		39,430
	Brazil - 8.5%
3,025	Banco Bradesco SA ADR	46,404
6,290	Banco Santander Brasil SA ADR	47,993
2,149	Gafisa SA ADR(a)	5,265
4,420	Itau Unibanco Holding SA ADR	69,880
		169,542
	Canada - 18.3%
937	Bank of Montreal	53,615
1,277	Bank of Nova Scotia	66,647
985	Brookfield Asset Management, Inc., Class A	33,303
523	Canadian Imperial Bank of Commerce	38,205
1,575	Manulife Financial Corp.	16,884
1,175	Royal Bank of Canada	60,078
928	Sun Life Financial, Inc.	20,119
952	Toronto-Dominion Bank (The)	74,808
		363,659
	Cayman Islands - 0.3%
1,102	E-House China Holdings Ltd. ADR	5,190

	Chile - 7.6%
434	Administradora de Fondos de Pensiones Provida SA ADR	37,901
465	Banco de Chile ADR	39,730
495	Banco Santander Chile ADR	37,204
1,954	Corpbanca ADR	36,305
		151,140
	China - 2.5%
1,210	China Life Insurance Co. Ltd. ADR	49,888

	Colombia - 4.0%
1,274	Bancolombia SA ADR	78,784

	Germany - 5.8%
7,254	Allianz SE ADR	71,960
1,407	Deutsche Bank AG	42,688
		114,648
	India - 6.2%
2,341	HDFC Bank Ltd. ADR	79,383
1,263	ICICI Bank Ltd. ADR	43,725
		123,108
	Ireland - 0.9%
1,369	Governor and Co. of the Bank of Ireland (The) ADR(a)	7,667
445	XL Group PLC	9,189
		16,856
	Japan - 9.9%
15,147	Mitsubishi UFJ Financial Group, Inc. ADR	73,614
2,710	Mizuho Financial Group, Inc. ADR	9,187
5,326	Nomura Holdings, Inc. ADR	18,535
518	ORIX Corp. ADR	24,533
11,129	Sumitomo Mitsui Financial Group, Inc. ADR	70,335
		196,204
	Mexico - 0.3%
570	Desarrolladora Homex SAB de CV ADR(a)	6,760

	Netherlands - 1.6%
2,896	AEGON NV	13,177
2,753	ING Groep NV ADR(a)	18,115
		31,292
	South Korea - 4.2%
889	KB Financial Group, Inc. ADR	27,852
523	Shinhan Financial Group Co. Ltd. ADR	33,237
784	Woori Finance Holdings Co. Ltd. ADR	23,175
		84,264
	Spain - 6.0%
10,245	Banco Bilbao Vizcaya Argentaria SA ADR	66,080
8,912	Banco Santander SA ADR	53,116
		119,196
	Switzerland - 3.9%
1,980	Credit Suisse Group AG ADR	33,779
4,061	UBS AG(a)	43,046
		76,825
	United Kingdom - 7.6%
2,328	Aviva PLC ADR	21,581
2,089	Barclays PLC ADR	21,851
966	HSBC Holdings PLC ADR	40,379
8,963	Lloyds Banking Group PLC ADR(a)	16,940
1,900	Prudential PLC ADR	45,182
731	Royal Bank of Scotland Group PLC ADR(a)	4,963
		150,896
	United States - 3.4%
689	ACE Ltd.	50,642
221	PartnerRe Ltd.	16,009
		66,651
	Total Investments (Cost $2,446,366)(b)-100.0%	1,984,061
	Other assets less liabilities-0.0%	454
	Net Assets-100.0%	$1,984,515

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $2,468,849. The net unrealized depreciation was $484,788 which consisted of aggregate gross unrealized appreciation of $54,880 and aggregate gross unrealized depreciation of $539,668.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 20.6%
72,294	CapLease, Inc.	$328,938
7,725	Entertainment Properties Trust	348,861
33,275	Lexington Realty Trust	297,479
7,130	Liberty Property Trust	258,748
19,014	One Liberty Properties, Inc.	359,174
9,903	Washington Real Estate Investment Trust	264,410
26,145	Winthrop Realty Trust	317,923
		2,175,533
	Health Care - 24.5%
4,357	Health Care REIT, Inc.	271,136
11,092	Healthcare Realty Trust, Inc.	272,420
44,565	Medical Properties Trust, Inc.	438,966
17,034	OMEGA Healthcare Investors, Inc.	412,904
27,531	Sabra Health Care REIT, Inc.	509,874
16,043	Senior Housing Properties Trust	364,978
7,328	Universal Health Realty Income Trust	319,061
		2,589,339
	Hotels - 8.7%
20,797	Chatham Lodging Trust	285,959
15,251	Hospitality Properties Trust	370,142
31,690	Summit Hotel Properties, Inc.	263,027
		919,128
	Manufactured Homes - 3.0%
6,734	Sun Communities, Inc.	313,737

	Office Property - 13.2%
21,391	Brandywine Realty Trust	254,125
10,299	Corporate Office Properties Trust	229,256
16,241	Government Properties Income Trust	371,919
7,328	Highwoods Properties, Inc.	248,199
10,894	Mack-Cali Realty Corp.	291,850
		1,395,349
	Regional Malls - 5.0%
13,072	CBL & Associates Properties, Inc.	257,911
18,420	Pennsylvania Real Estate Investment Trust	264,511
		522,422
	Shopping Centers - 12.4%
22,381	Excel Trust, Inc.	273,943
37,236	Inland Real Estate Corp.	297,143
45,753	Kite Realty Group Trust	230,138
20,401	Ramco-Gershenson Properties Trust	259,909
13,270	Urstadt Biddle Properties, Inc., Class A	251,997
		1,313,130
	Single Tenant - 6.2%
15,647	Agree Realty Corp.	368,174
9,705	National Retail Properties, Inc.	286,297
		654,471
	Warehouse/Industrial - 6.4%
24,956	First Potomac Realty Trust	289,240
26,343	STAG Industrial, Inc.	380,920
		670,160
	Total Real Estate Investment Trusts (Cost $9,964,432)	10,553,269

	Money Market Fund - 0.3%
29,315	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $29,315)	29,315

	Total Investments (Cost $9,993,747)(a)-100.3%	10,582,584
	Liabilities in excess of other assets-(0.3)%	(29,478)
	Net Assets-100.0%	$10,553,106

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $10,037,567. The net unrealized appreciation was $545,017 which consisted of aggregate gross unrealized appreciation of $797,329 and aggregate gross unrealized depreciation of $252,312.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 17.5%
12,122	Allstate Corp. (The)	$415,785
4,572	American Financial Group, Inc.	172,410
4,143	Kemper Corp.	135,559
		723,754
	Property/Casualty Insurance - 48.9%
4,572	Arch Capital Group Ltd.(a)	177,394
4,480	Chubb Corp. (The)	325,651
3,069	Hanover Insurance Group, Inc. (The)	107,630
4,266	HCC Insurance Holdings, Inc.	130,710
2,394	Mercury General Corp.	86,711
2,179	ProAssurance Corp.	195,173
15,037	Progressive Corp. (The)	296,830
491	RLI Corp.	31,625
5,033	Selective Insurance Group, Inc.	86,870
6,230	Travelers Cos., Inc. (The)	390,309
5,155	W.R. Berkley Corp.	188,828
		2,017,731
	Reinsurance - 33.6%
2,179	Allied World Assurance Co. Holdings AG (Switzerland)	164,362
2,946	Alterra Capital Holdings Ltd. (Bermuda)	68,554
4,818	Aspen Insurance Holdings Ltd. (Bermuda)	138,469
5,063	Axis Capital Holdings Ltd. (Bermuda)	166,370
4,143	Endurance Specialty Holdings Ltd. (Bermuda)	143,638
5,861	Montpelier Re Holdings Ltd. (Bermuda)	118,744
2,394	PartnerRe Ltd.	173,421
3,161	Platinum Underwriters Holdings Ltd. (Bermuda)	120,181
2,332	RenaissanceRe Holdings Ltd. (Bermuda)	172,545
3,744	Validus Holdings Ltd.	121,792
		1,388,076
	Total Common Stocks (Cost $4,060,886)	4,129,561

	Money Market Fund - 0.2%
6,284	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $6,284)	6,284

	Total Investments (Cost $4,067,170)(b) -100.2%	4,135,845
	Liabilities in excess of other assets-(0.2)%	(6,607)
	Net Assets-100.0%	$4,129,238

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $4,069,980. The net unrealized appreciation was $65,865 which consisted of aggregate gross unrealized appreciation of $220,209 and aggregate gross unrealized depreciation of $154,344.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	22.5%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Regional Banking Portfolio (KBWR)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Commercial Banks-Central U.S. - 29.8%
27,991	Associated Banc-Corp.	$349,608
4,690	BOK Financial Corp.	264,938
21,542	First Financial Bancorp.	343,810
8,794	First Financial Bankshares, Inc.(a)	303,349
31,654	First Midwest Bancorp, Inc.	357,690
20,075	FirstMerit Corp.	325,215
18,023	MB Financial, Inc.	363,884
30,479	Old National Bancorp	373,063
3,371	Park National Corp.	228,352
14,796	PrivateBancorp, Inc.	226,675
7,329	Prosperity Bancshares, Inc.	297,337
19,196	TCF Financial Corp.	198,295
12,312	Texas Capital Bancshares, Inc.(b)	530,524
5,423	UMB Financial Corp.	260,629
11,721	Wintrust Financial Corp.	430,278
		4,853,647
	Commercial Banks-Eastern U.S. - 21.1%
11,283	Community Bank System, Inc.	310,395
35,755	F.N.B. Corp.	389,014
38,242	First Commonwealth Financial Corp.	268,077
28,569	Fulton Financial Corp.	262,549
39,714	National Penn Bancshares, Inc.	351,072
11,867	S&T Bancorp, Inc.	195,806
6,010	Signature Bank(b)	387,645
57,442	Susquehanna Bancshares, Inc.	612,332
31,354	Valley National Bancorp	291,592
17,877	Webster Financial Corp.	366,836
		3,435,318
	Commercial Banks-Southern U.S. - 16.2%
28,285	BancorpSouth, Inc.	409,850
7,763	City Holding Co.	256,567
21,248	First Horizon National Corp.	174,871
9,527	Hancock Holding Co.	290,383
4,104	IBERIABANK Corp.	192,190
22,413	Pinnacle Financial Partners, Inc.(b)	438,174
138,036	Synovus Financial Corp.	262,269
13,039	Trustmark Corp.	315,283
12,744	United Bankshares, Inc. (a)	296,935
		2,636,522
	Commercial Banks-Western U.S. - 24.3%
6,742	Bank of Hawaii Corp.	314,919
20,075	Cathay General Bancorp	325,014
6,010	City National Corp.	296,173
16,558	Columbia Banking System, Inc.	298,872
29,456	CVB Financial Corp.	347,581
13,039	East West Bancorp, Inc.	284,250
14,506	First Republic Bank	471,880
18,171	Glacier Bancorp, Inc.	275,654
16,558	PacWest Bancorp	379,344
7,329	SVB Financial Group(b)	423,689
28,723	Umpqua Holdings Corp.	358,463
3,958	Westamerica Bancorp	182,068
		3,957,907
	Fiduciary Banks - 2.0%
34,879	Boston Private Financial Holdings, Inc.	328,212

	Savings & Loan/Thrifts-Eastern U.S. - 6.5%
37,510	Brookline Bancorp, Inc.	315,459
55,687	Hudson City Bancorp, Inc.	353,613
24,765	Provident Financial Services, Inc.	377,171
		1,046,243
	Total Common Stocks (Cost $16,712,337)	16,257,849

	Money Market Fund - 0.1%
15,376	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $15,376)	15,376

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $16,727,713)-100.0%	16,273,225

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.1%
340,800	Invesco Liquid Assets Portfolio - Institutional Class (Cost $340,800)(c)(d)	340,800

	Total Investments (Cost $17,068,513)(e) -102.1%	16,614,025
	Liabilities in excess of other assets-(2.1)%	(340,460)
	Net Assets-100.0%	$16,273,565

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2012.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $17,068,513. The net unrealized depreciation was $454,488 which consisted of aggregate gross unrealized appreciation of $215,797 and aggregate gross unrealized depreciation of $670,285.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

July 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans—96.8%(a)(b)
	Advertising— 1.9%
$4,250,000	Affinion Group, Inc., Term Loan B	5.000%	10/10/16	$3,732,903
4,155,145	Getty Images, Inc., Term Loan	5.250	11/07/16	4,181,987
3,918,757	Visant Corp., Term Loan B	5.250	12/22/16	3,809,776
				11,724,666
	Aerospace/Defense— 1.4%
	Hawker Beechcraft Acquisition Co. LLC (c)(d)
130,423	Synthetic Letter of Credit	—	03/26/14	94,184
4,096,273	Term Loan	—	03/26/14	2,958,083
5,464,829	TransDigm, Inc., Term Loan B1	4.000	02/14/17	5,485,322
				8,537,589
	Airlines— 2.1%
4,974,295	Delta Air Lines, Inc., Term Loan B	5.500	04/20/17	4,996,057
4,227,986	United Air Lines, Inc., Term Loan B	2.250	02/03/14	4,153,954
4,000,000	US Airways Group, Inc., Term Loan	2.746	03/21/14	3,845,020
				12,995,031
	Auto Manufacturers— 1.8%
10,642,830	Chrysler Group LLC, Term Loan B	6.000	05/24/17	10,830,995

	Auto Parts & Equipment— 2.9%
	Allison Transmission, Inc.
4,345,242	Term B-1 Loan	2.750	08/07/14	4,336,856
1,965,125	Term B-2 Loan	3.750	08/07/17	1,961,617
	Federal-Mogul Corp.
4,959,412	Term Loan B	2.180	12/29/14	4,729,270
1,766,387	Term Loan C	2.190	12/28/15	1,684,418
5,000,000	Goodyear Tire & Rubber Co., Term Loan	4.750	04/30/19	4,958,925
				17,671,086
	Building Materials— 0.8%
5,198,752	Goodman Global Holdings, Inc., Term Loan	5.750	10/28/16	5,221,185

	Chemicals— 3.7%
4,878,398	Ashland, Inc., Term Loan B	3.750	08/23/18	4,906,059
4,000,000	Celanese Holdings, LLC, Term Loan C	3.211	10/31/16	4,021,240
7,000,995	Ineos Holdings Ltd., Term Loan	6.500	04/27/18	6,877,777
6,953,532	Univar, Inc., Term Loan B	5.000	06/30/17	6,918,347
				22,723,423
	Coal— 1.7%
5,000,000	Arch Coal, Inc., Term Loan	5.750	05/16/18	4,926,050
5,634,762	Walter Energy, Inc., Term Loan B	4.000	04/02/18	5,572,780
				10,498,830
	Commercial Services— 6.2%
4,329,827	Emergency Medical Services Corp., Term Loan	5.250	05/25/18	4,336,798
5,878,981	Harland Clarke Holdings, Corp., Term Loan B	2.961	06/30/14	5,333,089
4,918,025	Hertz Corp. (The), Term Loan B	3.750	03/12/18	4,896,853
4,486,190	Interactive Data Corp., Term Loan B	4.500	02/11/18	4,500,210
6,065,012	KAR Auction Services, Inc., Term Loan B	5.000	05/19/17	6,119,991
4,895,412	Pharmaceutical Product Development, Inc., Term Loan	6.250	12/05/18	4,963,753
	ServiceMaster Co. (The)
529,856	Delay Draw Term Loan	2.750	07/24/14	527,869
7,644,014	Term Loan	2.800	07/24/14	7,615,349
				38,293,912

	Computers— 1.1%
	SunGard Data Systems, Inc.
$4,856,380	Term Loan B	3.930%	02/26/16	$4,862,451
1,927,985	Term Loan C	3.996	02/28/17	1,924,611
				6,787,062
	Diversified Financial Services— 1.9%
12,000,000	Springleaf Financial Corp., Term Loan	5.500	05/10/17	11,507,460

	Electric— 4.6%
1,496,212	Calpine Corp., Term Loan	4.500	04/02/18	1,506,035
5,723,007	NRG Energy, Inc., Term Loan	4.000	06/29/18	5,743,953
	Texas Competitive Electric Holdings Co. LLC
18,553,410	Extended Term Loan	4.746	10/10/17	11,853,124
12,947,680	Term Loan	3.746	10/10/14	9,073,540
				28,176,652
	Entertainment— 0.6%
3,967,845	Cedar Fair LP, Term Loan	4.000	12/15/17	3,975,880

	Environmental Control— 0.7%
4,225,318	Tervita Corp., Term Loan (Canada)	3.246	11/14/14	4,159,297

	Food— 2.2%
	ARAMARK Corp.
296,192	Extended Letter of Credit 2	3.496	07/26/16	295,080
4,503,807	Extended Term Loan B	3.496	07/26/16	4,486,895
9,150,439	Del Monte Foods Co., Term Loan	4.500	03/08/18	8,964,594
				13,746,569
	Healthcare-Products— 4.4%
7,000,000	Bausch and Lomb, Inc., Term Loan	5.250	05/17/19	7,006,580
7,946,742	Biomet, Inc., Term Loan	3.380	03/25/15	7,944,278
6,258,966	Carestream Health, Inc., Term Loan	5.000	02/27/17	6,082,150
5,627,735	Kinetic Concepts, Inc., Term Loan B1	7.000	05/04/18	5,717,779
				26,750,787
	Healthcare-Services— 9.3%
	CHS/Community Health Systems, Inc.
10,690,704	Extended Term Loan	3.970	01/25/17	10,642,115
7,965,344	Term Loan	2.580	07/25/14	7,952,400
6,362,669	DaVita, Inc., Term Loan B	4.500	10/20/16	6,364,673
4,872,022	Drumm Invstors LLC, Term Loan	5.000	05/04/18	4,705,545
4,110,174	Fresenius Medical Care Holdings, Inc., Term Loan B	1.836	03/31/13	4,115,312
	HCA, Inc.
7,050,000	Term Loan B2	3.711	03/31/17	6,956,728
6,900,000	Term Loan B3	3.496	05/01/18	6,796,500
4,730,614	Health Management Associates, Inc., Term Loan B	4.500	11/16/18	4,738,490
4,967,198	Universal Health Services, Inc., Term Loan B	3.750	11/15/16	4,976,537
				57,248,300
	Household Products/Wares— 1.6%
	Reynolds Group Holdings, Inc.
1,993,625	Term Loan B	6.500	02/09/18	2,010,760
7,970,836	Term Loan C	6.500	08/09/18	8,092,391
				10,103,151
	Insurance— 1.9%
	Asurion Corp.
9,415,040	Term Loan 1	5.500	05/24/18	9,407,885
2,364,901	Term Loan 2	9.000	05/24/19	2,455,559
				11,863,444
	Investment Companies— 1.0%
6,461,642	RPI Finance Trust, Term Loan	4.000	05/09/18	6,445,488

	Leisure Time— 0.7%
$4,069,700	Sabre, Inc., Extended Term Loan	5.996%	09/30/17	$3,992,640

	Lodging— 1.8%
7,055,734	Harrah’s Operating Co., Inc., Term Loan B6	5.496	01/28/18	6,225,803
	Las Vegas Sands LLC
733,287	Extended Delay Draw Term Loan	2.840	11/23/16	723,318
4,071,610	Extended Term Loan B	2.840	11/23/16	4,016,256
				10,965,377
	Media— 14.5%
	Cengage Learning Acquisitions, Inc.
4,750,000	Extended Term Loan B	5.750	07/05/17	4,111,125
5,082,240	Term Loan	2.500	07/03/14	4,653,426
7,730,625	Cequel Communications LLC, Term Loan	4.000	02/14/19	7,683,198
7,795,058	Charter Communications Operating, LLC, Term Loan C	3.500	09/06/16	7,779,390
15,137,020	Clear Channel Communications, Inc., Term Loan B	3.896	01/29/16	11,526,235
	CSC Holdings, Inc.
4,280,906	Extended Term Loan B2	3.496	03/29/16	4,283,239
5,669,800	Extended Term Loan B3	3.250	03/29/16	5,661,154
4,482,250	Cumulus Media Holdings, Inc., Term Loan	5.750	09/17/18	4,511,071
5,594,361	SuperMedia, Inc., Term Loan	11.000	12/31/15	3,318,183
23,500,000	Tribune Co., Term Loan B(c)(d)	—	06/04/14	17,125,625
5,349,008	TWCC Holding Corp., Term Loan	4.250	02/13/17	5,368,532
7,966,430	Univision Communications, Inc., Extended Term Loan	4.496	03/31/17	7,649,008
	VNU, Inc.
292,281	Term Loan A	2.246	08/09/13	292,756
5,040,417	Term Loan C	3.496	05/02/16	5,040,039
				89,002,981
	Mining— 0.9%
5,471,653	Novelis, Inc., Term Loan B (Canada)	4.000	03/10/17	5,440,875

	Miscellaneous Manufacturers— 0.8%
5,244,556	Trinseo Materials Operating SCA, Term Loan (Luxembourg)	6.000	08/02/17	4,882,891

	Oil & Gas Services— 0.7%
4,628,272	Frac Tech International LLC, Term Loan	6.250	05/06/16	4,006,348

	Packaging & Containers— 0.4%
2,241,461	Berry Plastics Group, Inc., Term Loan C	2.246	04/03/15	2,197,338

	Pharmaceuticals— 1.8%
5,779,009	Grifols, Inc., Term Loan B	4.500	06/01/17	5,784,702
5,215,057	NBTY, Inc., Term Loan B1	4.250	10/02/17	5,234,013
				11,018,715
	Pipelines— 1.1%
7,000,000	Energy Transfer Equity LP, Term Loan	3.750	03/23/17	6,908,125

	Real Estate— 2.0%
5,809,037	Capital Automotive LP, Term Loan B	0.338	03/11/17	5,818,709
	Realogy Corp.
473,468	Extended Syntheic Letter of Credit	4.496	10/10/16	450,268
6,050,862	Extended Term Loan	4.499	10/10/16	5,754,370
				12,023,347
	REITs— 0.8%
4,900,000	iStar Financial, Inc., Term Loan A2	7.000	06/30/14	4,907,865

	Retail— 3.4%
5,096,119	Burger King Corp., Term Loan B	4.500	10/19/16	5,116,631
3,973,649	J. Crew Group, Inc., Term Loan	4.750	03/07/18	3,936,615
7,550,000	Neiman Marcus Group, Inc. (The), Term Loan	4.750	05/16/18	7,504,587

$4,474,949	Petco Animal Supplies, Inc., Term Loan	4.500%	11/24/17	$4,473,920
				21,031,753
	Semiconductors— 1.2%
7,885,562	Freescale Semiconductor, Inc., Term Loan B1	4.495	12/01/16	7,436,085

	Software— 7.6%
3,816,801	Attachmate Group, Inc., Term Loan	7.250	11/22/17	3,820,770
7,528,780	Fidelity National Information Services, Inc., Term Loan A-3	2.245	03/30/17	7,525,015
	First Data Corp.
6,703,323	Extended Term Loan	5.247	03/24/17	6,505,743
11,250,000	Extended Term Loan	4.247	03/26/18	10,506,713
4,312,058	Term Loan B1	2.997	09/24/14	4,201,561
4,500,000	IMS Health, Inc., Term Loan B	4.500	08/25/17	4,516,087
9,625,875	Lawson Software, Inc., Term Loan B	6.250	04/05/18	9,729,883
				46,805,772
	Telecommunications— 7.3%
	Avaya, Inc.
5,021,671	Term Loan B1	3.217	10/24/14	4,663,878
7,398,212	Term Loan B3	4.967	10/26/17	6,452,905
5,776,736	Crown Castle Operating Co., Term Loan B	4.000	01/31/19	5,772,663
11,429,757	Intelsat Jackson Holdings S.A., Term Loan B (Luxembourg)	5.250	04/03/18	11,465,475
4,750,000	Level 3 Financing, Inc., Term Loan A	2.650	03/13/14	4,742,281
	MetroPCS Wireless, Inc.
497,361	Term Loan B2	4.071	11/03/16	497,829
4,976,098	Term Loan B3	4.000	03/19/18	4,964,429
6,300,000	Telesat Canada, Term B Loan (Canada)	4.250	03/28/19	6,301,764
				44,861,224
	Total Senior Floating Rate Loans (Cost $596,661,304)			594,742,143

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—2.8%
	Electric— 0.5%
2,250,000	Calpine Corp.(e)	7.250	10/15/17	2,446,875
750,000	Calpine Corp.(e)	7.875	01/15/23	856,875
				3,303,750
	Healthcare-Services— 0.2%
1,111,000	HCA, Inc.	6.500	02/15/20	1,244,320

	Household Products/Wares— 0.8%
1,500,000	Reynolds Group Holdings Ltd.	7.125	04/15/19	1,601,250
3,000,000	Reynolds Group Holdings Ltd.	7.875	08/15/19	3,322,500
				4,923,750
	Media— 0.6%
3,750,000	Univision Communications, Inc.(e)	6.875	05/15/19	3,918,750

	Packaging & Containers— 0.3%
1,500,000	Berry Plastics Corp.(f)	5.205	02/15/15	1,509,375

	Software— 0.4%
2,300,000	First Data Corp.(e)	7.375	06/15/19	2,412,125

	Total Corporate Bonds (Cost $16,279,708)			17,312,070

Number of Shares
	Money Market Fund—5.7%
35,010,139	Bank of New York (The) Cash Reserve (Cost $35,010,139)	35,010,139

	Total Investments (Cost $647,951,151)(g)— 105.3%	647,064,352
	Liabilities in excess of other assets—(5.3)%	(32,618,991)
	Net Assets—100.0%	$614,445,361

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate loans will have an expected average life of three to five years.

(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at July 31, 2012 was $20,177,892, which represented 3.28% of the Fund’s net assets.

(d) The borrower has filed for protection in federal bankruptcy court.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933 (the “1933 Act”), as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $9,634,625, which represented 1.57% of the Fund’s Net Assets.

(f) Interest and dividend rate is redetermined periodically.  Rate shown is the rate in effect on July 31, 2012

(g) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $647,936,388. The net unrealized depreciation was $872,036 which consisted of aggregate gross unrealized appreciation of 4,835,233 and aggregate gross unrealized depreciation of $5,707,269.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® High Beta Portfolio (SPHB)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.2%
14,455	CBS Corp., Class B	$483,664
34,304	Gannett Co., Inc.	484,030
54,889	Goodyear Tire & Rubber Co. (The)(a)	628,479
12,364	Harman International Industries, Inc.	498,887
43,390	Interpublic Group of Cos., Inc. (The)	428,259
16,538	Lennar Corp., Class A	483,075
57,811	PulteGroup, Inc.(a)	653,264
8,573	Starwood Hotels & Resorts Worldwide, Inc.	464,228
8,679	Wyndham Worldwide Corp.	451,742
4,089	Wynn Resorts Ltd.	383,344
		4,958,972
	Energy - 22.3%
57,009	Alpha Natural Resources, Inc.(a)	399,633
6,727	Anadarko Petroleum Corp.	467,123
11,380	Baker Hughes, Inc.	527,122
12,558	Cabot Oil & Gas Corp.	529,822
9,943	Cameron International Corp.(a)	499,835
14,132	CONSOL Energy, Inc.	409,545
31,377	Denbury Resources, Inc.(a)	474,420
15,991	Halliburton Co.	529,782
11,133	Helmerich & Payne, Inc.	517,684
9,399	Hess Corp.	443,257
17,335	Marathon Oil Corp.	458,857
38,953	Nabors Industries Ltd. (Bermuda)(a)	539,109
7,211	National Oilwell Varco, Inc.	521,355
15,518	Newfield Exploration Co.(a)	473,765
5,288	Occidental Petroleum Corp.	460,215
18,678	Peabody Energy Corp.	389,997
4,606	Pioneer Natural Resources Co.	408,230
15,997	QEP Resources, Inc.	480,390
14,745	Rowan Cos. PLC, Class A (United Kingdom)(a)	517,992
6,496	Schlumberger Ltd.	462,905
23,766	Tesoro Corp.(a)	657,130
22,746	Valero Energy Corp.	625,515
		10,793,683
	Financials - 36.0%
10,776	Aflac, Inc.	471,773
15,420	American International Group, Inc.(a)	482,183
10,192	Ameriprise Financial, Inc.	527,130
79,937	Bank of America Corp.	586,738
2,591	BlackRock, Inc.	441,144
31,615	CBRE Group, Inc., Class A(a)	492,562
33,730	Charles Schwab Corp. (The)	426,010
20,494	Citigroup, Inc.	556,002
59,594	E*TRADE Financial Corp.(a)	454,702
34,307	Fifth Third Bancorp	474,123
52,406	First Horizon National Corp.	431,301
4,006	Franklin Resources, Inc.	460,490
115,080	Genworth Financial, Inc., Class A(a)	580,003
31,595	Hartford Financial Services Group, Inc. (The)	519,738
30,055	Host Hotels & Resorts, Inc. REIT	441,207
73,882	Huntington Bancshares, Inc.	459,177
25,054	Invesco Ltd.(b)	554,445
12,462	JPMorgan Chase & Co.	448,632
59,843	KeyCorp	477,547
22,469	Legg Mason, Inc.	550,940
23,497	Leucadia National Corp.	509,415
26,265	Lincoln National Corp.	526,613
14,957	MetLife, Inc.	460,227
11,529	Moody’s Corp.	467,270
42,156	Morgan Stanley	575,851
17,370	NYSE Euronext	442,588
21,322	Principal Financial Group, Inc.	545,630
13,425	Prologis, Inc. REIT	434,030
9,844	Prudential Financial, Inc.	475,268
93,630	Regions Financial Corp.	651,665
35,438	SLM Corp.	566,654
22,555	SunTrust Banks, Inc.	533,426
8,169	T. Rowe Price Group, Inc.	496,267
13,241	Wells Fargo & Co.	447,678
24,774	Zions Bancorp.	450,887
		17,419,316
	Health Care - 1.1%
13,513	Agilent Technologies, Inc.	517,413

	Industrials - 9.4%
4,751	Cummins, Inc.	455,621
9,951	Eaton Corp.	436,252
4,177	Flowserve Corp.	501,157
9,379	Fluor Corp.	465,011
10,280	Ingersoll-Rand PLC (Ireland)	435,975
11,341	Jacobs Engineering Group, Inc.(a)	437,422
8,162	Joy Global, Inc.	423,934
35,643	Masco Corp.	428,785
6,292	Rockwell Automation, Inc.	423,829
20,058	Textron, Inc.	522,511
		4,530,497
	Information Technology - 11.3%
74,760	Advanced Micro Devices, Inc.(a)	303,526
13,170	Autodesk, Inc.(a)	446,726
5,931	Citrix Systems, Inc.(a)	431,065
3,521	F5 Networks, Inc.(a)	328,791
29,887	First Solar, Inc.(a)	464,444
26,236	Jabil Circuit, Inc.	569,321
57,750	JDS Uniphase Corp.(a)	568,260
25,661	Juniper Networks, Inc.(a)	449,837
87,210	Micron Technology, Inc.(a)	541,574
17,609	Molex, Inc.	442,338
35,166	NVIDIA Corp.(a)	476,148
30,586	Teradyne, Inc.(a)	449,920
		5,471,950
	Materials - 8.5%
56,577	Alcoa, Inc.	479,207
15,362	Allegheny Technologies, Inc.	461,321
10,719	Cliffs Natural Resources, Inc.	438,300
15,845	Dow Chemical Co. (The)	456,019
8,830	Eastman Chemical Co.	461,632
14,301	Freeport-McMoRan Copper & Gold, Inc.	481,515
22,643	Owens-Illinois, Inc.(a)	417,763

34,113	Titanium Metals Corp.	$397,758
24,666	United States Steel Corp.	509,353
		4,102,868
	Telecommunication Services - 1.2%
67,278	MetroPCS Communications, Inc.(a)	589,355

	Total Common Stocks and Other Equity Interests (Cost $56,999,444)	48,384,054

	Money Market Fund - 0.0%
10,512	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $10,512)	10,512

	Total Investments (Cost $57,009,956)(c)-100.0%	48,394,566
	Other assets less liabilities-0.0%	5,049
	Net Assets-100.0%	$48,399,615

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund.

The table below shows the transactions in and earnings from the Investments in Invesco Ltd. for the nine months ended July 31, 2012.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	October 31, 2011	Cost	Sales	Depreciation	Gain	July 31, 2012	Income
Invesco Ltd.	$134,770	$931,272	$(494,483)	$(49,202)	$32,088	$554,445	$11,286

(c) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $57,056,136. The net unrealized depreciation was $8,661,570 which consisted of aggregate gross unrealized appreciation of $1,055,004 and aggregate gross unrealized depreciation of $9,716,574.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 8.1%
65,430	AutoZone, Inc.(a)	$24,551,299
401,502	Dollar Tree, Inc.(a)	20,211,611
363,290	Home Depot, Inc. (The)	18,956,472
301,664	McDonald’s Corp.	26,956,695
196,623	O’Reilly Automotive, Inc.(a)	16,858,456
308,423	Ross Stores, Inc.	20,491,624
366,282	Target Corp.	22,215,003
471,392	TJX Cos., Inc. (The)	20,873,238
260,560	Yum! Brands, Inc.	16,894,711
		188,009,109
	Consumer Staples - 28.9%
872,573	Altria Group, Inc.	31,386,451
772,974	Campbell Soup Co.	25,593,169
294,752	Clorox Co. (The)	21,431,418
349,776	Coca-Cola Co. (The)	28,261,901
257,362	Colgate-Palmolive Co.	27,630,384
994,711	ConAgra Foods, Inc.	24,559,415
261,542	Costco Wholesale Corp.	25,155,110
433,519	CVS Caremark Corp.	19,616,735
508,430	Dr Pepper Snapple Group, Inc.	23,174,239
766,822	General Mills, Inc.	29,676,011
499,817	H.J. Heinz Co.	27,594,897
374,499	Hershey Co. (The)	26,866,558
740,914	Hormel Foods Corp.	20,678,910
279,822	J.M. Smucker Co. (The)	21,490,330
513,821	Kellogg Co.	24,509,262
406,778	Kimberly-Clark Corp.	35,353,076
722,281	Kraft Foods, Inc., Class A	28,681,778
951,663	Kroger Co. (The)	21,098,369
430,234	McCormick & Co., Inc.	26,192,646
452,311	Molson Coors Brewing Co., Class B	19,141,801
417,169	PepsiCo, Inc.	30,340,701
251,782	Philip Morris International, Inc.	23,022,946
473,097	Procter & Gamble Co. (The)	30,533,680
560,589	Reynolds American, Inc.	25,938,453
808,326	Sysco Corp.	23,756,701
435,598	Wal-Mart Stores, Inc.	32,421,559
		674,106,500
	Energy - 1.7%
227,617	Exxon Mobil Corp.	19,768,536
656,572	Spectra Energy Corp.	20,150,195
		39,918,731
	Financials - 0.9%
495,492	Plum Creek Timber Co., Inc. REIT	20,112,020

	Health Care - 12.7%
437,137	Abbott Laboratories	28,986,554
204,051	Allergan, Inc.	16,746,466
307,993	Amgen, Inc.	25,440,222
339,641	Baxter International, Inc.	19,872,395
281,137	Becton, Dickinson and Co.	21,284,882
706,595	Bristol-Myers Squibb Co.	25,154,782
434,841	Cardinal Health, Inc.	18,737,299
577,922	Eli Lilly & Co.	25,445,906
604,524	Forest Laboratories, Inc.(a)	20,281,780
444,042	Johnson & Johnson	30,736,587
213,500	Laboratory Corp. of America Holdings(a)	17,953,215
578,550	Merck & Co., Inc.	25,554,553
889,871	Pfizer, Inc.	21,392,499
		297,587,140
	Industrials - 4.7%
288,961	Dun & Bradstreet Corp. (The)	23,171,783
258,296	Lockheed Martin Corp.	23,058,084
309,170	Northrop Grumman Corp.	20,467,054
378,682	Raytheon Co.	21,009,277
286,856	United Parcel Service, Inc., Class B	21,689,182
		109,395,380
	Information Technology - 4.4%
392,898	Automatic Data Processing, Inc.	22,218,382
284,984	Fiserv, Inc.(a)	19,985,928
103,295	International Business Machines Corp.	20,243,754
609,351	Microsoft Corp.	17,957,574
674,164	Paychex, Inc.	22,038,421
		102,444,059
	Materials - 2.4%
287,010	Ecolab, Inc.	18,784,805
167,342	Praxair, Inc.	17,363,406
154,750	Sherwin-Williams Co. (The)	20,790,662
		56,938,873
	Telecommunication Services - 5.1%
775,740	AT&T, Inc.	29,416,061
489,165	CenturyLink, Inc.	20,319,914
335,105	Crown Castle International Corp.(a)	20,736,298
637,236	Verizon Communications, Inc.	28,764,833
2,079,942	Windstream Corp.	20,716,222
		119,953,328
	Utilities - 31.1%
491,502	AGL Resources, Inc.	19,905,831
650,931	Ameren Corp.	22,268,350
609,106	American Electric Power Co., Inc.	25,728,637
956,552	CenterPoint Energy, Inc.	20,144,985
981,720	CMS Energy Corp.	24,209,215
480,098	Consolidated Edison, Inc.	30,966,321
520,391	Dominion Resources, Inc.	28,262,435
420,767	DTE Energy Co.	25,822,471
440,669	Duke Energy Corp.	29,868,547
507,979	Edison International	23,458,470
388,244	Entergy Corp.	28,213,692
651,635	Exelon Corp.	25,491,961
417,031	FirstEnergy Corp.	20,943,297
391,626	Integrys Energy Group, Inc.	23,709,038
394,837	NextEra Energy, Inc.	27,993,943
780,824	NiSource, Inc.	19,981,286
602,036	Northeast Utilities	24,009,196
423,840	ONEOK, Inc.	18,865,118
1,162,789	Pepco Holdings, Inc.	23,209,268
541,733	PG&E Corp.	25,006,395
487,707	Pinnacle West Capital Corp.	26,111,833
962,662	PPL Corp.	27,820,932
652,650	Public Service Enterprise Group, Inc.	21,694,086
522,342	SCANA Corp.	25,683,556

342,910	Sempra Energy	$24,144,293
769,145	Southern Co. (The)	37,034,332
1,157,182	TECO Energy, Inc.	21,049,141
677,551	Wisconsin Energy Corp.	27,603,428
963,143	Xcel Energy, Inc.	28,220,090
		727,420,147
	Total Common Stocks and Other Equity Interests (Cost $2,217,380,251)	2,335,885,287

	Money Market Fund - 0.1%
3,301,135	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $3,301,135)	3,301,135

	Total Investments (Cost $2,220,681,386)(b)-100.1%	2,339,186,422
	Liabilities in excess of other assets-(0.1)%	(2,709,437)
	Net Assets-100.0%	$2,336,476,985

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $2,221,162,522. The net unrealized appreciation was $118,023,900 which consisted of aggregate gross unrealized appreciation of $133,572,129 and aggregate gross unrealized depreciation of $15,548,229.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Bermuda - 0.6%
10,255	Aquarius Platinum Ltd.	$6,215
10,000	China Yurun Food Group Ltd.	6,010
		12,225
	Brazil - 8.2%
1,100	Banco Santander Brasil SA	8,316
1,700	BM&FBOVESPA SA	9,529
600	Bradespar SA (Preference)	8,987
1,700	Braskem SA (Preference), Class A	10,266
1,600	Cia Siderurgica Nacional SA	8,212
1,400	Fibria Celulose SA(a)	10,577
1,400	Gerdau SA	10,372
1,100	Gerdau SA (Preference)	9,983
1,600	Hypermarcas SA(a)	10,060
600	Itau Unibanco Holding SA (Preference)	9,496
1,950	Itausa - Investimentos Itau SA (Preference)	9,134
3,000	JBS SA(a)	7,838
1,100	Metalurgica Gerdau SA	10,241
900	Metalurgica Gerdau SA (Preference)	10,230
1,900	OGX Petroleo e Gas Participacoes SA(a)	5,232
5,700	PDG Realty SA Empreendimentos e Participacoes	9,640
900	Petroleo Brasileiro SA	8,795
400	Vale SA	7,249
		164,157
	Cayman Islands - 2.5%
11,000	Anta Sports Products Ltd.	6,171
46,000	China Rongsheng Heavy Industries Group Holdings Ltd.	6,348
22,000	Evergrande Real Estate Group Ltd.	10,271
5,000	Golden Eagle Retail Group Ltd.	9,041
6,000	Longfor Properties Co. Ltd.	8,853
206,000	Renhe Commercial Holdings Co. Ltd.(a)	8,502
		49,186
	China - 26.1%
10,000	Agile Property Holdings Ltd.	11,904
24,000	Agricultural Bank of China Ltd., H-Shares	9,781
14,000	Air China Ltd., H-Shares	9,913
26,000	Aluminum Corp. of China Ltd., H-Shares(a)	10,730
22,000	Angang Steel Co. Ltd., H-Shares(a)	11,349
4,000	Anhui Conch Cement Co. Ltd., H-Shares	10,550
14,000	Bank of Communications Co. Ltd., H-Shares	9,299
17,500	BBMG Corp., H-Shares	10,924
12,000	Brilliance China Automotive Holdings Ltd.(a)	9,735
5,500	BYD Co. Ltd., H-Shares(a)	9,392
18,000	China CITIC Bank Corp. Ltd., H-Shares	9,100
12,000	China Coal Energy Co. Ltd., H-Shares	11,066
10,000	China Communications Construction Co. Ltd., H-Shares	8,809
24,500	China COSCO Holdings Co. Ltd., H-Shares(a)	10,174
30,000	China Eastern Airlines Corp. Ltd., H-Shares(a)	10,485
4,000	China Life Insurance Co. Ltd., H-Shares	11,066
6,000	China Merchants Bank Co. Ltd., H-Shares	11,081
31,000	China Molybdenum Co. Ltd., H-Shares(a)	11,515
12,000	China National Building Material Co. Ltd., H-Shares	11,747
8,000	China Oilfield Services Ltd., H-Shares	12,361
3,200	China Pacific Insurance (Group) Co. Ltd., H-Shares	10,173
14,000	China Railway Construction Corp. Ltd., H-Shares	12,260
29,000	China Railway Group Ltd., H-Shares	12,717
2,500	China Shenhua Energy Co. Ltd., H-Shares	9,383
54,000	China Shipping Container Lines Co. Ltd., H-Shares(a)	13,232
20,000	China Shipping Development Co. Ltd., H-Shares	8,228
22,000	China Southern Airlines Co. Ltd., H-Shares	10,924
29,000	Chongqing Rural Commercial Bank, H-Shares	11,295
28,522	Country Garden Holdings Co.(a)	10,815
15,000	CSR Corp. Ltd., H-Shares	11,046
4,200	Dongfang Electric Corp. Ltd., H-Shares	6,121
6,000	Dongfeng Motor Group Co. Ltd., H-Shares	8,373
455	Focus Media Holding Ltd. ADR	9,000
4,500	Great Wall Motor Co. Ltd.	10,145
7,200	Guangzhou R&F Properties Co. Ltd., H-Shares	9,184
17,000	Industrial & Commercial Bank of China Ltd., H-Shares	9,757
7,000	Jiangxi Copper Co. Ltd., H-Shares	15,456
50,000	Maanshan Iron & Steel Co. Ltd., H-Shares(a)	11,220
19,000	Nine Dragons Paper Holdings Ltd.	8,944
10,000	PICC Property & Casualty Co. Ltd., H-Shares	11,208
1,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	11,772
7,000	Shimao Property Holdings Ltd.	10,057
161	SINA Corp.(a)	7,311
30,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	8,048
50,000	Sinopec Yizheng Chemical Fibre Co. Ltd., H-Shares	9,479
2,000	Weichai Power Co. Ltd., H-Shares(a)	6,074
22,400	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	7,136
14,000	Yangzijiang Shipbuilding Holdings Ltd.	11,195
8,000	Yanzhou Coal Mining Co. Ltd., H-Shares	11,907
34,000	Zijin Mining Group Co. Ltd., H-Shares	10,919
9,800	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	10,971
		525,331
	Hong Kong - 6.1%
14,000	China Agri-Industries Holdings Ltd.	6,970
8,000	China Everbright Ltd.	10,751
2,000	China Merchants Holdings International Co. Ltd.	6,229

4,000	China Overseas Land & Investment Ltd.	$9,461
6,000	China Resources Land Ltd.	12,180
6,000	Citic Pacific Ltd.	8,698
5,000	CNOOC Ltd.	10,137
8,000	COSCO Pacific Ltd.	11,061
4,500	Kingboard Chemical Holdings Ltd.	9,309
26,000	Poly Hong Kong Investments Ltd.(a)	13,648
64,000	Sinofert Holdings Ltd.	13,042
22,500	Sino-Ocean Land Holdings Ltd.	10,998
		122,484
	Hungary - 0.6%
837	OTP Bank PLC	12,951

	India - 1.2%
452	Axis Bank Ltd. GDR	8,475
1,121	Sterlite Industries (India) Ltd. ADR	8,609
390	Tata Motors Ltd. ADR(a)	7,878
		24,962
	Indonesia - 2.6%
59,000	PT Adaro Energy Tbk	9,101
147,000	PT Borneo Lumbung Energi & Metal Tbk(a)	7,765
69,500	PT Bumi Resources Tbk	7,637
35,500	PT Charoen Pokphand Indonesia Tbk	12,002
12,500	PT Harum Energy Tbk	7,462
30,500	PT Vale Indonesia Tbk	7,814
		51,781
	Mexico - 0.5%
1,800	Grupo Financiero Banorte SAB de CV, Class O	9,678

	Poland - 6.0%
731	Bank BPH SA(a)	8,758
9,223	Bank Millennium SA(a)	9,658
215	Bank Pekao SA	9,019
110	BRE Bank SA(a)	9,407
1,478	Grupa Lotos SA(a)	11,614
372	ING Bank Slaski SA(a)	8,539
389	Jastrzebska Spolka Weglowa SA	10,913
329	KGHM Polska Miedz SA	12,507
2,315	Kredyt Bank SA(a)	9,968
1,053	Polski Koncern Naftowy Orlen SA(a)	11,311
933	Powszechna Kasa Oszczednosci Bank Polski SA	9,098
6,507	Synthos SA	10,348
		121,140
	Russia - 3.9%
983	Gazprom OAO ADR(a)	9,098
89	NovaTek OAO GDR	10,066
716	Novolipetsk Steel OJSC GDR	11,921
1,398	Rosneft Oil Co. GDR	8,416
947	Severstal GDR	10,607
1,044	Surgutneftegas OJSC ADR(a)	8,759
243	Uralkali OJSC GDR	10,128
2,816	VTB Bank OJSC GDR	9,208
		78,203
	South Africa - 3.8%
1,806	African Bank Investments Ltd.	8,024
488	African Rainbow Minerals Ltd.	9,253
131	Anglo American Platinum Ltd.	6,777
422	Exxaro Resources Ltd.	8,662
508	Impala Platinum Holdings Ltd.	8,039
387	Imperial Holdings Ltd.	8,913
1,620	Investec Ltd.	9,741
145	Kumba Iron Ore Ltd.	9,092
195	Sasol Ltd.	8,178
		76,679
	South Korea - 31.2%
103	Cheil Industries, Inc.	8,855
145	Daelim Industrial Co. Ltd.	11,234
1,320	Daewoo Engineering & Construction Co. Ltd.(a)	9,959
1,410	Daewoo Securities Co. Ltd.	13,219
2,290	Daewoo Securities Co. Ltd. (Preference)	8,649
640	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,151
820	Doosan Infracore Co. Ltd.(a)	13,163
170	GS Engineering & Construction Corp.	10,450
268	GS Holdings	13,630
290	Hana Financial Group, Inc.	9,272
870	Hanwha Chemical Corp.	16,121
430	Hanwha Corp.	11,010
66	Honam Petrochemical Corp.	13,922
226	Hyosung Corp.	10,734
640	Hyundai Development Co.	11,576
189	Hyundai Engineering & Construction Co. Ltd.	9,963
56	Hyundai Heavy Industries Co. Ltd.	11,986
280	Hyundai Hysco Co. Ltd.	10,884
400	Hyundai Merchant Marine Co. Ltd.(a)	8,845
106	Hyundai Mipo Dockyard Co. Ltd.	11,110
36	Hyundai MOBIS	9,536
41	Hyundai Motor Co.	8,594
1,460	Hyundai Securities Co.	10,912
161	Hyundai Steel Co.	11,962
870	Industrial Bank of Korea	9,465
290	KB Financial Group, Inc.	9,272
39	KCC Corp.	9,831
126	KEPCO Engineering & Construction, Inc.	7,645
300	Korea Investment Holdings Co., Ltd.	9,181
37	Korea Zinc Co. Ltd.	12,566
255	Korean Air Lines Co. Ltd.(a)	10,894
118	Kumho Petro Chemical Co., Ltd.	12,889
53	LG Chem Ltd.	14,719
139	LG Chem Ltd. (Preference)	11,876
229	LG Corp.	11,849
580	LG Display Co. Ltd.(a)	12,543
167	LG Electronics, Inc.	9,217
128	LS Corp.	10,053
400	Mirae Asset Securities Co. Ltd.	10,472
74	OCI Co. Ltd.	13,156
167	Samsung C&T Corp.	9,497
103	Samsung Electro-Mechanics Co. Ltd.	9,657
62	Samsung Engineering Co. Ltd.	10,008
440	Samsung Heavy Industries Co. Ltd.	15,236
83	Samsung SDI Co. Ltd.	10,461
255	Samsung Securities Co. Ltd.	10,939
135	Samsung Techwin Co. Ltd.	8,716
260	Shinhan Financial Group Co. Ltd.	8,325
117	SK Holdings Co. Ltd.	16,040
540	SK Hynix, Inc.(a)	10,364
110	SK Innovation Co. Ltd.	15,129
1,130	SK Networks Co. Ltd.	8,895
165	S-Oil Corp.	14,039

3,430	STX Pan Ocean Co. Ltd.	$11,877
1,020	Woori Finance Holdings Co. Ltd.	10,059
1,470	Woori Investment & Securities Co. Ltd.	14,172
		628,779
	Taiwan - 6.0%
23,000	AU Optronics Corp.(a)	7,124
25,000	Capital Securities Corp.	8,502
21,000	Chimei Innolux Corp.(a)	6,687
10,000	China Life Insurance Co. Ltd.	9,736
103,000	HannStar Display Corp.(a)	6,388
1,000	Hiwin Technologies Corp.	9,252
29,063	Macronix International	7,200
10,000	Pan-International Industrial(a)	10,169
13,000	Prince Housing & Development Corp.	8,344
37,000	Qisda Corp.(a)	8,216
6,000	Ruentex Development Co. Ltd.	10,202
6,000	Ruentex Industries Ltd.	11,803
31,000	Walsin Lihwa Corp.	9,364
59,000	Winbond Electronics Corp.(a)	8,380
		121,367
	Thailand - 0.5%
9,900	Indorama Ventures PCL	9,359

	Total Investments (Cost $2,484,070)(b)-99.8%	2,008,282
	Other assets less liabilities-0.2%	4,764
	Net Assets-100.0%	$2,013,046

Investment Abbreviations:

ADR       - American Depositary Receipts

GDR        - Global Depositary Receipts

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $2,484,070. The net unrealized depreciation was $475,788 which consisted of aggregate gross unrealized appreciation of $25,777 and aggregate gross unrealized depreciation of $501,565.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Brazil - 6.7%
2,100	AES Tiete SA	$25,262
2,000	AES Tiete SA (Preference)	28,270
1,400	Banco Bradesco SA (Preference)	21,563
900	Cia de Bebidas das Americas	28,206
700	Cia de Bebidas das Americas (Preference)	26,821
800	Cia de Transmissao de Energia Electrica Paulista (Preference)	22,440
1,475	Cia Energetica de Minas Gerais	23,833
1,275	Cia Energetica de Minas Gerais (Preference)	24,348
1,200	Cia Energetica de Sao Paulo (Preference), Class B	21,805
1,000	Cia Paranaense de Energia (Preference)	20,510
820	Cielo SA	23,877
1,900	CPFL Energia SA	21,893
1,400	Redecard SA	22,553
1,600	Souza Cruz SA	22,639
1,400	Tractebel Energia SA	24,941
		358,961
	Chile - 6.3%
45,642	AES Gener SA	24,872
52,363	Aguas Andinas SA, Class A	34,786
1,342	Antarchile SA	20,644
185,151	Banco de Chile	26,445
336	Banco de Credito e Inversiones	21,623
1,652	Cia Cervecerias Unidas SA	21,880
85,530	Colbun SA(a)	23,793
1,685,315	Corpbanca	21,097
9,174	E.CL SA	20,759
5,146	Embotelladora Andina SA (Preference), Class A	24,037
16,415	Empresa Nacional de Electricidad SA	27,398
1,304	Empresa Nacional de Telecomunicaciones SA	25,698
69,317	Enersis SA	23,096
361	Sociedad Quimica y Minera de Chile SA (Preference), Class B	21,711
		337,839
	China - 0.8%
46,000	China Telecom Corp. Ltd., H-Shares	23,968
64,000	Guangshen Railway Co. Ltd., H-Shares	20,388
		44,356
	Colombia - 6.0%
2,744	Banco Davivienda SA	33,190
1,332	Banco de Bogota SA	38,128
1,501	Bancolombia SA	22,782
1,596	Bancolombia SA (Perference)	24,830
7,514	Cementos Argos SA	29,708
8,553	Ecopetrol SA	24,598
33,971	Empresa de Energia de Bogota SA	20,772
34,744	Grupo Aval Acciones y Valores	22,894
1,318	Grupo de Inversiones Suramericana SA	22,595
2,670	Grupo Nutresa SA	31,162
3,837	Interconexion Electrica SA Esp	24,427
2,504	Inversiones Argos SA	24,079
		319,165
	Czech Republic - 0.9%
589	CEZ AS	19,824
1,369	Telefonica Czech Republic AS	25,864
		45,688
	Hong Kong - 0.6%
2,500	China Mobile Ltd.	29,325

	India - 0.4%
679	Dr Reddy’s Laboratories Ltd. ADR	19,704

	Indonesia - 1.7%
28,000	PT Bank Central Asia Tbk	23,666
133,000	PT Bank Permata Tbk(a)	19,953
20,000	PT Bayan Resources Tbk	23,138
26,500	PT Telekomunikasi Indonesia Tbk	25,478
		92,235
	Malaysia - 25.8%
20,500	Affin Holdings Bhd	23,910
18,200	Alliance Financial Group Bhd	24,716
16,100	AMMB Holdings Bhd	33,028
19,700	Axiata Group Bhd	36,888
6,200	Batu Kawan Bhd	37,047
85,600	Berjaya Corp. Bhd	19,967
25,200	Berjaya Sports Toto Bhd	34,464
15,400	Boustead Holdings Bhd	27,065
1,700	British American Tobacco Malaysia Bhd	32,452
14,500	Bursa Malaysia Bhd	29,144
11,900	CIMB Group Holdings Bhd	29,850
28,500	Dialog Group Bhd	21,856
24,600	DiGi.Com Bhd	34,901
6,900	Fraser & Neave Holdings Bhd	42,333
7,300	Genting Bhd	22,090
18,800	Genting Malaysia Bhd	20,245
9,900	Genting Plantations Bhd	29,895
6,900	Guinness Anchor Bhd	30,867
7,600	Hong Leong Bank Bhd	33,173
7,000	Hong Leong Financial Group Bhd	27,825
14,500	IOI Corp. Bhd	24,742
20,400	KLCC Property Holdings Bhd	33,180
4,000	Kuala Lumpur Kepong Bhd	30,369
14,800	Kulim (Malaysia) Bhd	24,450
13,700	Malayan Banking Bhd	38,349
13,600	Malaysia Airports Holdings Bhd	24,206
12,400	Malaysia Marine And Heavy Engineering Bhd	21,040
26,400	Maxis Bhd	54,074
19,700	Multi-Purpose Holdings Bhd	22,347
3,100	Nestle Malaysia Bhd	59,434
14,500	Parkson Holdings Bhd	22,472
12,900	Petronas Chemicals Group Bhd	27,164
4,900	Petronas Dagangan Bhd	32,881
4,500	Petronas Gas Bhd	26,602
6,100	PPB Group Bhd	29,628
12,900	Public Bank Bhd	59,193

9,800	RHB Capital Bhd	$23,079
11,900	Shell Refining Co. Federation of Malaya Bhd	34,945
11,700	Sime Darby Bhd	36,751
22,600	Telekom Malaysia Bhd	40,802
11,000	Tenaga Nasional Bhd	23,726
12,200	UMW Holdings Bhd	36,918
3,600	United Plantations Bhd	29,909
45,900	YTL Power International Bhd	26,400
		1,374,377
	Mexico - 3.9%
19,900	America Movil SAB de CV, Series L	26,615
4,500	Arca Continental SAB de CV	28,314
2,000	Coca-Cola Femsa SAB de CV, Series L	22,442
4,400	El Puerto de Liverpool SAB de CV, Series C1	34,785
2,700	Fomento Economico Mexicano SAB de CV	23,078
2,900	Grupo Modelo SAB de CV, Series C	26,272
5,400	Grupo Televisa SA, Series CPO	24,607
5,200	Mexichem SAB de CV	24,631
		210,744
	Morocco - 2.4%
631	Attijariwafa Bank	24,438
2,186	Banque Centrale Populaire	48,693
2,645	Douja Promotion Groupe Addoha SA	20,428
2,870	Maroc Telecom SA	34,695
		128,254
	Philippines - 3.2%
27,300	Aboitiz Power Corp.	22,595
13,890	Bank of the Philippine Islands	24,156
14,030	Cebu Air, Inc.	23,190
160,500	Energy Development Corp.	23,338
9,890	Metropolitan Bank & Trust	23,715
440	Philippine Long Distance Telephone Co.	28,817
9,360	San Miguel Corp.	25,000
		170,811
	Poland - 1.2%
233	Powszechny Zaklad Ubezpieczen SA	24,749
14,699	Tauron Polska Energia SA	20,288
4,072	Telekomunikacja Polska SA(a)	19,243
		64,280
	South Africa - 21.2%
1,272	ABSA Group Ltd.	20,887
4,801	African Bank Investments Ltd.	21,331
333	Anglo American Platinum Ltd.	17,227
3,228	ArcelorMittal South Africa Ltd.	17,564
1,801	Aspen Pharmacare Holdings Ltd.(a)	31,821
5,389	Aveng Ltd.	23,615
939	Bidvest Group Ltd.	22,683
1,033	Capitec Bank Holdings Ltd.	27,412
6,365	Discovery Holdings Ltd.	41,839
6,620	FirstRand Ltd.	22,273
1,669	Foschini Group Ltd. (The)	28,951
13,804	Growthpoint Properties Ltd.	42,697
1,060	Imperial Holdings Ltd.	24,413
4,025	Investec Ltd.	24,204
3,377	Liberty Holdings Ltd.	38,497
9,264	Life Healthcare Group Holdings Ltd.	37,834
1,256	Massmart Holdings Ltd.	26,552
7,972	Mediclinic International Ltd.	38,865
13,956	MMI Holdings Ltd.	31,598
1,818	Mr Price Group Ltd.	27,273
1,318	MTN Group Ltd.	23,902
1,093	Nedbank Group Ltd.	24,031
16,613	Netcare Ltd.	32,841
6,046	Northam Platinum Ltd.	18,885
6,387	Pick n Pay Stores Ltd.	32,903
8,448	Pretoria Portland Cement Co. Ltd.	26,614
38,266	Redefine Properties Ltd.	42,854
1,522	Remgro Ltd.	26,102
5,395	RMB Holdings Ltd.	24,082
14,354	RMI Holdings	31,870
5,933	Sanlam Ltd.	25,682
1,480	Santam Ltd.	29,546
491	Sasol Ltd.	20,592
1,334	Shoprite Holdings Ltd.	26,379
1,792	Standard Bank Group Ltd.	24,870
7,038	Steinhoff International Holdings Ltd.(a)	21,075
11,236	Telkom SA Ltd.(a)	24,564
830	Tiger Brands Ltd.	26,902
2,139	Truworths International Ltd.	26,897
2,401	Vodacom Group Ltd.	28,058
3,912	Woolworths Holdings Ltd.	25,619
		1,131,804
	South Korea - 3.9%
159	Amorepacific Corp. (Preference)	38,533
567	CJ CheilJedang Corp. (Preference)	31,694
990	Korea Electric Power Corp.(a)	22,153
1,020	KT Corp.	29,095
284	KT&G Corp.	20,924
413	S1 Corp.	21,077
290	Samsung Life Insurance Co. Ltd.	23,803
425	S-Oil Corp.	20,674
		207,953
	Taiwan - 11.1%
13,000	Aurora Corp.	19,136
70,000	Cathay No. 1 REIT	39,677
8,000	Cheng Shin Rubber Industry Co. Ltd.	21,285
35,510	China Steel Corp.	31,553
12,000	Chunghwa Telecom Co. Ltd.	36,009
41,200	CSBC Corp. Taiwan	29,809
9,000	Far EasTone Telecommunications Co. Ltd.	22,686
15,000	Feng Hsin Iron & Steel Co. Ltd.	23,906
26,000	Formosa Taffeta Co. Ltd.	22,712
39,000	Hua Nan Financial Holdings Co., Ltd.	22,106
26,000	Pou Chen Corp.	23,536
25,000	Shihlin Electric & Engineering Corp.	28,924
26,000	Sincere Navigation Corp.	23,016
9,000	Synnex Technology International Corp.	19,655
42,000	Taiwan Cooperative Financial Holding(a)	25,556
9,000	Taiwan Mobile Co. Ltd.	29,707
19,000	Taiwan Secom Co. Ltd.	37,946
9,000	Taiwan Semiconductor Manufacturing Co. Ltd.	24,306
24,000	Tung Ho Steel Enterprise Corp.	21,565
13,000	U-Ming Marine Transport Corp.	20,372
70,000	Waterland Financial Holdings Co. Ltd.	23,689
80,000	Yieh Phui Enterprise Co. Ltd.	24,273
51,000	Yuen Foong Yu Paper Manufacturing Co. Ltd.	20,405
		591,829
	Thailand - 3.3%
7,100	Bangkok Dusit Medical Services PCL	22,392
17,400	Charoen Pokphand Foods PCL	18,384
18,500	CP ALL PCL	19,987

9,400	Electricity Generating PCL	$32,708
22,300	Ratchaburi Electricity Generating Holding PCL	33,836
2,000	Siam Cement PCL	20,845
2,400	Siam City Cement PCL	26,006
		174,158
	Turkey - 0.4%
551	BIM Birlesik Magazalar AS	23,995

	Total Common Stocks and Other Equity Interests (Cost $5,201,843)	5,325,478

	Right - 0.0%
	Brazil - 0.0%
6	Cia de Transmissao de Energia Eletrica Paulista, expiring 08/31/12(a) (Cost $0)	1

	Total Investments (Cost $5,201,843)(b)-99.8%	5,325,479
	Other assets less liabilities-0.2%	11,274
	Net Assets-100.0%	$5,336,753

Investment Abbreviations:

ADR       - American Depositary Receipts

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $5,201,843. The net unrealized appreciation was $123,636 which consisted of aggregate gross unrealized appreciation of $329,851 and aggregate gross unrealized depreciation of $206,215.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Beta Portfolio (IDHB)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 1.3%
8,368	Alumina Ltd.	$5,988
8,999	Arrium Ltd.	6,818
4,154	Atlas Iron Ltd.	7,541
635	Iluka Resources Ltd.	6,355
		26,702
	Austria - 3.1%
147	Andritz AG	8,066
627	Erste Group Bank AG(a)	11,374
396	Raiffeisen Bank International AG	13,097
218	Vienna Insurance Group AG Wiener Versicherung Gruppe	8,498
417	Voestalpine AG	11,375
1,053	Wienerberger AG	8,883
		61,293
	Belgium - 4.0%
103	Ackermans & van Haaren NV	7,905
7,062	Ageas	14,098
381	Bekaert SA NV	9,868
53,821	Dexia SA(a)	14,582
773	KBC Groep NV	16,222
83	Solvay SA	8,646
193	Umicore SA	8,569
		79,890
	Bermuda - 0.6%
6,930	Archer Ltd.(a)	12,270

	Canada - 3.6%
784	Athabasca Oil Sands Corp.(a)	9,613
629	First Quantum Minerals Ltd.	11,428
1,014	Ivanhoe Mines Ltd.(a)	8,549
2,564	Lundin Mining Corp.(a)	10,974
695	PetroBakken Energy Ltd., Class A	8,633
591	Petrominerales Ltd.	5,472
1,124	Precision Drilling Corp.(a)	8,949
260	Teck Resources Ltd., Class B	7,297
		70,915
	Cayman Islands - 0.3%
37,000	GCL-Poly Energy Holdings Ltd.	5,488

	Denmark - 1.5%
635	Danske Bank A/S(a)	9,459
189	FLSmidth & Co. A/S	11,417
1,702	Vestas Wind Systems A/S(a)	8,158
		29,034
	Finland - 6.9%
839	Kemira Oyj	10,539
331	Metso Corp. Oyj	12,103
1,002	Neste Oil Oyj	10,625
2,789	Nokia Oyj	6,698
286	Nokian Renkaat Oyj	11,444
9,773	Outokumpu Oyj(a)	8,563
826	Pohjola Bank PLC, Class A	9,618
1,623	Rautaruukki Oyj	10,614
331	Sampo Oyj, Class A	8,805
1,023	Sanoma Oyj	8,819
1,810	Stora Enso Oyj, Class R	10,365
885	UPM-Kymmene Oyj	9,504
302	Wartsila Oyj	9,090
596	YIT Oyj	10,724
		137,511
	France - 11.1%
370	Accor SA	12,333
374	Alstom SA	12,455
1,017	AXA SA	12,462
366	BNP Paribas SA	13,599
491	Carrefour SA	8,819
59	Christian Dior SA	8,178
303	Cie de Saint-Gobain	9,165
156	Cie Generale des Etablissements Michelin	10,647
3,383	Credit Agricole SA(a)	14,545
384	GDF Suez	8,600
280	Lafarge SA	12,907
52	LVMH Moet Hennessy Louis Vuitton SA	7,848
4,695	Natixis	11,767
263	Renault SA	11,527
187	Schneider Electric SA	10,601
699	Societe Generale SA(a)	15,504
102	Technip SA	10,763
297	Vallourec SA	12,348
812	Veolia Environnement SA	9,175
216	Vinci SA	9,191
		222,434
	Germany - 9.6%
107	Allianz SE	10,686
117	BASF SE	8,570
122	Bayerische Motoren Werke AG	9,131
162	Bayerische Motoren Werke AG (Preference)	8,102
7,250	Commerzbank AG(a)	11,313
128	Continental AG	11,630
211	Daimler AG	10,579
326	Deutsche Bank AG	9,987
459	E.ON AG	9,808
254	HeidelbergCement AG	11,843
210	K+S AG	10,400
93	MAN SE	8,740
60	Muenchener Rueckversicherungs-Gesellschaft AG	8,542
197	Porsche Automobil Holding SE (Preference)	10,195
239	RWE AG	9,419
258	RWE AG (Preference) NVTG	9,167
709	ThyssenKrupp AG	13,071
61	Volkswagen AG	9,751
64	Volkswagen AG (Preference)	10,956
		191,890
	Greece - 2.8%
47,025	Agricultural Bank of Greece(a)	—
9,570	Alpha Bank AE(a)	14,261
4,004	DryShips, Inc.(a)	8,849
14,173	EFG Eurobank Ergasias SA(a)	11,782

7,295	National Bank of Greece SA(a)	$11,410
28,298	TT Hellenic Postbank SA(a)	9,688
		55,990
	Hong Kong - 0.7%
3,000	Galaxy Entertainment Group Ltd.(a)	7,235
9,000	Noble Group Ltd.	7,776
		15,011
	Ireland - 1.4%
521	CRH PLC	9,589
12,464	Kenmare Resources PLC(a)	7,317
1,376	Smurfit Kappa Group PLC	10,253
		27,159
	Italy - 8.0%
675	Assicurazioni Generali SpA	8,504
656	Atlantia SpA	8,645
36,505	Banca Monte dei Paschi di Siena SpA(a)	8,110
485	EXOR SpA	10,769
520	EXOR SpA (Preference)	9,683
522	EXOR SpA-RSP	9,495
1,156	Fiat Industrial SpA	11,389
2,418	Fiat SpA(a)	11,912
2,384	Finmeccanica SpA(a)	8,749
9,014	Intesa Sanpaolo SpA	11,468
9,785	Intesa Sanpaolo Spa-RSP	9,845
6,288	Mediaset SpA	11,012
1,975	Mediobanca SpA	6,820
243	Saipem SpA	11,238
3,366	UBI Banca-Unione di Banche Italiane ScpA	9,808
3,590	UniCredit SpA(a)	12,238
		159,685
	Jersey Island - 0.4%
1,481	Glencore International PLC	7,429

	Luxembourg - 1.2%
832	ArcelorMittal SA	13,387
560	Tenaris SA	10,917
		24,304
	Macau - 0.4%
796	Melco Crown Entertainment Ltd. ADR(a)	8,024

	Netherlands - 4.6%
2,788	Aegon NV	12,728
163	Akzo Nobel NV	8,814
213	CNH Global NV(a)	8,120
187	Corio NV REIT	8,286
154	Fugro NV CVA	10,099
2,272	ING Groep NV CVA(a)	15,057
264	Koninklijke Boskalis Westminster NV	8,627
339	Randstad Holding NV	10,300
1,776	STMicroelectronics NV	9,676
		91,707
	Norway - 8.0%
320	Aker ASA, Class A	8,991
888	Aker Solutions ASA	13,110
998	DnB NOR ASA	10,536
271	Fred. Olsen Energy ASA	10,295
448	Kongsberg Gruppen ASA	8,565
13,560	Marine Harvest ASA(a)	9,085
2,187	Norsk Hydro ASA	8,944
961	Petroleum Geo-Services ASA	14,203
1,203	Prosafe SE	8,830
26,794	Renewable Energy Corp. ASA(a)	9,354
280	Schibsted ASA	8,612
4,231	Storebrand ASA(a)	16,213
477	Subsea 7 SA	10,047
429	TGS Nopec Geophysical Co. ASA	12,638
210	Yara International ASA	9,974
		159,397
	Portugal - 0.8%
75,119	Banco Comercial Portugues SA, Class R(a)	8,696
12,970	Banco Espirito Santo SA(a)	7,987
		16,683
	Spain - 0.9%
1,418	Banco Bilbao Vizcaya Argentaria SA	9,297
1,431	Banco Santander SA	8,724
		18,021
	Sweden - 18.4%
526	Alfa Laval AB	9,142
299	Assa Abloy AB, Class B	9,090
492	Atlas Copco AB, Class A	11,102
581	Atlas Copco AB, Class B	11,681
498	Electrolux AB, Series B	11,333
668	Hexagon AB, Class B	12,811
1,959	Husqvarna AB, Class A	9,955
1,899	Husqvarna AB, Class B	9,734
799	Industrivarden AB, Class A	11,339
839	Industrivarden AB, Class C	11,320
445	Investor AB, Class B	9,307
479	Lundin Petroleum AB(a)	10,195
214	Modern Times Group AB, Class A	9,778
251	Modern Times Group AB, Class B	11,542
1,284	Nordea Bank AB	12,028
864	Ratos AB, Class A	9,386
1,039	Ratos AB, Class B	10,789
898	Sandvik AB	12,533
589	Scania AB, Class A	10,220
597	Scania AB, Class B	10,324
1,075	Securitas AB, Class B	8,772
1,787	Skandinaviska Enskilda Banken AB, Class A	13,174
1,717	Skandinaviska Enskilda Banken AB, Class C	11,836
608	Skanska AB, Class B	9,215
496	SKF AB, Class A	10,352
490	SKF AB, Class B	10,169
1,613	SSAB AB, Class A	13,305
1,821	SSAB AB, Class B	13,175
282	Svenska Handelsbanken AB, Class A	9,828
282	Svenska Handelsbanken AB, Class B	9,479
716	Swedbank AB, Class A	12,508
903	Telefonaktiebolaget LM Ericsson, Class A	8,406
973	Volvo AB, Class A	12,103
986	Volvo AB, Class B	12,221
		368,152
	Switzerland - 1.1%
137	Cie Financiere Richemont SA	7,788
458	Credit Suisse Group AG	7,822
690	UBS AG	7,279
		22,889
	United Kingdom - 9.2%
263	Anglo American PLC	7,829
637	Antofagasta PLC	10,699
2,173	Aviva PLC	9,928
4,138	Barclays PLC	10,892
301	BHP Billiton PLC	8,814

357	Burberry Group PLC	$7,014
5,148	Essar Energy PLC(a)	9,292
214	Johnson Matthey PLC	7,310
4,228	Legal & General Group PLC	8,446
24,725	Lloyds Banking Group PLC(a)	11,759
749	Lonmin PLC	8,191
6,635	Man Group PLC	8,280
3,365	Old Mutual PLC	8,314
331	Petrofac Ltd.	7,733
753	Prudential PLC	9,002
208	Rio Tinto PLC	9,603
3,157	Royal Bank of Scotland Group PLC(a)	10,570
413	Schroders PLC	8,302
832	Vedanta Resources PLC	12,723
689	Xstrata PLC	9,156
		183,857
	Total Common Stocks and Other Equity Interests (Cost $2,468,053)	1,995,735

	Money Market Fund - 0.1%
1,376	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,376)	1,376

	Total Investments (Cost $2,469,429)(b)-100.0%	1,997,111
	Other assets less liabilities-0.0%	1,089
	Net Assets-100.0%	$1,998,200

Investment Abbreviations:

ADR	- American Depositary Receipts
CVA	- Dutch Certificates
NVTG	- Non-Voting Shares
REIT	- Real Estate Investment Trust
RSP	- Registered Savings Plan Shares

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $2,469,429. The net unrealized depreciation was $472,318 which consisted of aggregate gross unrealized appreciation of $8,817 and aggregate gross unrealized depreciation of $481,135.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 7.0%
2,379	AGL Energy Ltd.	$39,306
1,359	ASX Ltd.	44,649
2,967	Coca-Cola Amatil Ltd.	43,494
669	Commonwealth Bank of Australia	40,502
11,359	GPT Group REIT	41,001
8,946	Metcash Ltd.	32,103
1,456	Ramsay Health Care Ltd.	36,344
11,233	Sydney Airport	37,236
12,598	Tatts Group Ltd.	38,447
10,857	Telstra Corp. Ltd.	45,701
6,501	Transurban Group	41,869
2,620	Washington H Soul Pattinson & Co. Ltd.	36,257
1,209	Wesfarmers Ltd.	41,464
1,630	Woolworths Ltd.	49,007
		567,380
	Austria - 0.4%
1,050	Oesterreichische Post AG	33,498

	Belgium - 0.9%
468	Anheuser-Busch InBev NV	36,985
1,245	Belgacom SA	35,894
		72,879
	Canada - 16.4%
748	Bank of Montreal	42,866
634	Bank of Nova Scotia	33,114
1,266	BCE, Inc.	53,909
2,059	Bell Aliant, Inc.	51,254
531	Canadian Imperial Bank of Commerce	38,859
390	Canadian National Railway Co.	34,424
568	Canadian Utilities Ltd., Class A	39,669
1,798	CI Financial Corp.	40,021
1,233	Emera, Inc.	43,450
667	Empire Co. Ltd., Class A	37,992
957	Enbridge, Inc.	39,176
82	Fairfax Financial Holdings Ltd.	30,884
1,246	Fortis, Inc.	41,695
751	George Weston Ltd.	44,395
1,500	H&R REIT	37,414
1,053	IGM Financial, Inc.	41,277
603	Intact Financial Corp.	38,804
1,162	Loblaw Cos. Ltd.	37,759
858	Metro, Inc.	47,638
532	National Bank of Canada	39,639
1,336	Pembina Pipeline Corp.	35,723
1,656	RioCan REIT	47,319
1,054	Rogers Communications, Inc., Class B	41,338
1,863	Shaw Communications, Inc., Class B	36,375
1,053	Shoppers Drug Mart Corp.	43,442
789	TELUS Corp.	49,294
727	TELUS Corp. NVTG	44,615
1,147	Thomson Reuters Corp.	32,546
721	Tim Hortons, Inc.	38,363
886	TMX Group, Inc.	43,756
447	Toronto-Dominion Bank (The)	35,196
2,023	TransAlta Corp.	31,587
969	TransCanada Corp.	44,153
		1,337,946
	Denmark - 0.4%
5,148	TDC A/S	35,001

	France - 0.9%
376	Essilor International SA	32,803
484	Sodexo	36,617
		69,420
	Germany - 0.4%
555	Beiersdorf AG	36,855

	Hong Kong - 3.3%
32,000	Chinese Estates Holdings Ltd.	37,020
5,000	CLP Holdings Ltd.	43,205
18,100	Hong Kong & China Gas Co. Ltd.	41,926
66,500	Hopewell Highway Infrastructure Ltd.	31,819
12,000	Hopewell Holdings Ltd.	34,977
10,500	MTR Corp. Ltd.	36,699
5,000	Power Assets Holdings Ltd.	39,336
		264,982
	Japan - 43.3%
1,000	ABC-Mart, Inc.	40,461
3,600	Aeon Co. Ltd.	43,513
3,000	Air Water, Inc.	36,338
3,000	Ajinomoto Co., Inc.	42,638
700	Alfresa Holdings Corp.	37,375
12,000	All Nippon Airways Co. Ltd.	27,811
1,900	Asahi Group Holdings Ltd.	42,866
1,000	Astellas Pharma, Inc.	47,759
5,000	Bank of Kyoto Ltd. (The)	36,812
7,000	Bank of Yokohama Ltd. (The)	31,908
5	Central Japan Railway Co.	41,485
6,000	Chiba Bank Ltd. (The)	35,186
2,100	Chugai Pharmaceutical Co. Ltd.	40,629
3,000	Chugoku Bank Ltd. (The)	38,412
2,200	Coca-Cola West Co. Ltd.	37,803
2,200	Daiichi Sankyo Co. Ltd.	36,394
3,400	Dainippon Sumitomo Pharma Co. Ltd.	37,744
3,000	Daiwa House Industry Co. Ltd.	42,945
600	East Japan Railway Co.	38,566
1,200	Eisai Co. Ltd.	53,316
900	FamilyMart Co. Ltd.	42,753
8,000	Gunma Bank Ltd. (The)	39,129
550	Hakuhodo DY Holdings, Inc.	36,479
8,000	Hankyu Hanshin Holdings, Inc.	43,022
10,000	Hiroshima Bank Ltd. (The)	33,163
900	Hisamitsu Pharmaceutical Co., Inc.	45,519
5,000	Iyo Bank Ltd. (The)	38,732
4	Japan Real Estate Investment Corp. REIT	37,900
7,000	Joyo Bank Ltd. (The)	31,370
31	Jupiter Telecommunications Co. Ltd.	30,960
5,000	Kamigumi Co. Ltd.	40,333
1,500	Kao Corp.	40,736
10,000	Keihan Electric Railway Co. Ltd.	47,503

5,000	Keikyu Corp.	$46,799
6,000	Keio Corp.	44,251
5,000	Keisei Electric Railway Co. Ltd.	45,327
3,000	Kikkoman Corp.	37,913
3,000	Kirin Holdings Co. Ltd.	34,264
1,500	Kurita Water Industries Ltd.	33,995
4,000	Kyowa Hakko Kirin Co. Ltd.	44,712
600	Lawson, Inc.	43,175
700	Mabuchi Motor Co. Ltd.	27,382
3,000	McDonald’s Holdings Co. Japan Ltd.	86,812
800	MEIJI Holdings Co. Ltd.	36,671
900	Miraca Holdings, Inc.	38,489
2,400	Mitsubishi Tanabe Pharma Corp.	36,814
4	Mori Trust Sogo REIT, Inc. REIT	33,649
18,000	Nagoya Railroad Co. Ltd.	48,860
12,000	Nankai Electric Railway Co. Ltd.	53,316
4	Nippon Building Fund, Inc. REIT	38,976
9,000	Nippon Express Co. Ltd.	36,876
3,000	Nippon Meat Packers, Inc.	39,526
1,000	Nippon Telegraph & Telephone Corp.	46,543
4,000	Nisshin Seifun Group, Inc.	47,939
1,500	Nissin Foods Holdings Co. Ltd.	57,465
400	Nitori Holdings Co. Ltd.	37,490
6	Nomura Real Estate Office Fund, Inc., REIT	34,686
30	NTT DoCoMo, Inc.	50,435
5,000	Odakyu Electric Railway Co. Ltd.	51,472
600	Ono Pharmaceutical Co. Ltd.	37,951
400	Oriental Land Co. Ltd.	49,885
10,000	Osaka Gas Co. Ltd.	41,101
1,300	Otsuka Holdings Co. Ltd.	39,699
600	Rinnai Corp.	38,873
800	Sankyo Co. Ltd.	39,846
10,000	Sapporo Holdings Ltd.	31,626
900	Secom Co. Ltd.	41,946
4,000	Sekisui House Ltd.	38,515
1,300	Seven & I Holdings Co. Ltd.	41,364
300	Shimamura Co. Ltd.	34,955
2,700	Shiseido Co. Ltd.	38,858
4,000	Shizuoka Bank Ltd. (The)	40,461
1,000	Suzuken Co. Ltd.	35,992
1,100	Takeda Pharmaceutical Co. Ltd.	50,704
9,000	Tobu Railway Co., Ltd.	48,860
2,800	Toho Co. Ltd.	50,407
8,000	Tokyo Gas Co. Ltd.	41,383
9,000	Tokyu Corp.	43,329
4,000	TonenGeneral Sekiyu K.K.	32,881
1,000	Toyo Suisan Kaisha, Ltd.	24,110
1,600	Tsumura & Co.	45,091
700	Unicharm Corp.	38,630
390	USS Co. Ltd.	42,196
1,000	West Japan Railway Co.	43,278
2,200	Yamato Holdings Co. Ltd.	36,254
3,000	Yamazaki Baking Co. Ltd.	41,985
		3,521,577
	Luxembourg - 0.4%
1,410	SES SA FDR	33,983

	Netherlands - 1.0%
2,878	Koninklijke Ahold NV	35,072
1,224	Unilever NV CVA	42,592
		77,664
	New Zealand - 7.4%
50,448	Air New Zealand Ltd.	36,860
20,502	Auckland International Airport Ltd.	41,445
9,021	Contact Energy Ltd.(a)	36,692
69,898	Goodman Property Trust REIT	57,314
27,633	Infratil Ltd.	46,887
55,122	Kiwi Income Property Trust REIT	48,331
4,576	Mainfreight Ltd.	34,661
4,935	Port of Tauranga Ltd.	45,594
15,313	Ryman Healthcare Ltd.	45,500
11,805	Sky City Entertainment Group Ltd.	34,119
9,594	Sky Network Television Ltd.	38,711
9,906	TrustPower Ltd.	62,086
15,841	Vector Ltd.	35,752
17,373	Warehouse Group Ltd. (The)	36,671
		600,623
	Singapore - 8.8%
24,000	Ascendas REIT	43,786
24,000	CapitaMall Trust REIT	37,806
31,000	ComfortDelGro Corp. Ltd.	41,857
5,200	Great Eastern Holdings Ltd.	58,551
5,685	Oversea-Chinese Banking Corp. Ltd.	43,634
12,000	SIA Engineering Co.	39,349
7,413	Singapore Exchange Ltd.	39,858
9,590	Singapore Land Ltd.	45,859
60,000	Singapore Post Ltd.	50,633
16,000	Singapore Press Holdings Ltd.	52,851
15,000	Singapore Technologies Engineering Ltd.	39,783
14,424	Singapore Telecommunications Ltd.	41,501
39,000	SMRT Corp. Ltd.	51,091
15,608	StarHub Ltd.	48,169
33,000	Suntec REIT	38,324
21,000	United Industrial Corp. Ltd.	44,726
		717,778
	Switzerland - 2.5%
825	Nestle SA	50,788
670	Novartis AG	39,357
187	Roche Holding AG	34,354
196	Roche Holding AG - Genusschein	34,822
108	Swisscom AG	43,335
		202,656
	United Kingdom - 6.9%
2,106	Associated British Foods PLC	41,411
757	British American Tobacco PLC	40,297
6,532	Centrica PLC	32,443
3,316	Compass Group PLC	35,615
1,369	Diageo PLC	36,614
1,686	GlaxoSmithKline PLC	38,792
919	Imperial Tobacco Group PLC	35,695
3,744	National Grid PLC	38,863
643	Reckitt Benckiser Group PLC	35,331
1,269	Severn Trent PLC	34,298
1,699	SSE PLC	34,952
1,200	Unilever PLC	43,074
3,556	United Utilities Group PLC	38,054
13,183	Vodafone Group PLC	37,716
8,670	William Morrison Supermarkets PLC	37,669
		560,824
	Total Investments (Cost $7,846,683)(b)-100.0%	8,133,066
	Other assets less liabilities-0.0%	3,349
	Net Assets-100.0%	$8,136,415

Investment Abbreviations:

CVA	- Dutch Certificates
FDR	- Fiduciary Depositary Receipts
NVTG	- Non-Voting Shares
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $7,846,683. The net unrealized appreciation was $286,383 which consisted of aggregate gross unrealized appreciation of $351,940 and aggregate gross unrealized depreciation of $65,557.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares DWA SmallCap Technical Leaders™ Portfolio (DWAS)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 15.5%
346	AFC Enterprises, Inc.(a)	$7,643
524	ANN, Inc.(a)	14,190
28	Biglari Holdings, Inc.(a)	10,521
206	Blyth, Inc.	7,062
1,128	Bon-Ton Stores, Inc. (The)	7,445
202	Cabela’s, Inc.(a)	9,280
302	Cheesecake Factory, Inc. (The)	10,123
998	Conn’s, Inc.(a)	17,814
138	Cracker Barrel Old Country Store, Inc.	8,647
724	Destination Maternity Corp.	12,952
416	Dorman Products, Inc.(a)	11,947
160	Genesco, Inc.(a)	10,595
200	GNC Holdings, Inc., Class A	7,706
208	Hibbett Sports, Inc.(a)	12,640
414	Interval Leisure Group, Inc.	7,593
1,034	LeapFrog Enterprises, Inc.(a)	11,881
178	Life Time Fitness, Inc.(a)	8,083
546	Lions Gate Entertainment Corp. (Canada)(a)	7,344
462	Lithia Motors, Inc., Class A	12,871
268	Lumber Liquidators Holdings, Inc.(a)	11,334
312	Movado Group, Inc.	7,313
752	Multimedia Games Holding Co., Inc.(a)	10,641
440	Oxford Industries, Inc.	19,026
378	Penske Automotive Group, Inc.	9,034
2,496	Pier 1 Imports, Inc.	41,159
246	Rent-A-Center, Inc.	8,748
1,170	Ruth’s Hospitality Group, Inc.(a)	7,862
154	Six Flags Entertainment Corp.	8,872
1,230	Standard Pacific Corp.(a)	6,974
1,168	Town Sports International Holdings, Inc.(a)	15,091
124	Vitamin Shoppe, Inc.(a)	6,810
192	Winmark Corp.	10,606
356	Wolverine World Wide, Inc.	15,817
166	Zumiez, Inc.(a)	6,031
		381,655
	Consumer Staples - 4.7%
712	B&G Foods, Inc.	19,936
82	Boston Beer Co., Inc. (The), Class A(a)	8,833
286	Casey’s General Stores, Inc.	16,997
476	Darling International, Inc.(a)	7,864
320	Elizabeth Arden, Inc.(a)	12,483
162	Hain Celestial Group, Inc. (The)(a)	9,022
968	Pilgrim’s Pride Corp.(a)	4,501
730	Revlon, Inc., Class A(a)	10,622
1,608	Star Scientific, Inc.(a)	6,078
286	Susser Holdings Corp.(a)	10,327
164	United Natural Foods, Inc.(a)	8,905
		115,568
	Energy - 1.6%
468	Delek US Holdings, Inc.	9,239
1,732	Evolution Petroleum Corp.(a)	14,462
198	Hornbeck Offshore Services, Inc.(a)	8,385
1,072	Willbros Group, Inc.(a)	7,343
		39,429
	Financials - 18.0%
272	AmTrust Financial Services, Inc.	8,103
1,708	Banner Corp.	38,823
480	BofI Holding, Inc.(a)	9,682
428	Bridge Capital Holdings(a)	6,647
424	CBL & Associates Properties, Inc. REIT	8,365
1,126	CNO Financial Group, Inc.	9,335
472	Colonial Properties Trust REIT	10,691
192	Credit Acceptance Corp.(a)	18,405
994	CubeSmart REIT	11,918
1,100	DuPont Fabros Technology, Inc. REIT	29,590
430	Eagle Bancorp, Inc.(a)	7,632
336	Epoch Holding Corp.	7,083
316	Extra Space Storage, Inc. REIT	10,346
384	Federal Agricultural Mortgage Corp.,Class C	9,654
328	First Cash Financial Services, Inc.(a)	13,153
650	First Industrial Realty Trust, Inc. REIT(a)	8,281
350	Great Southern Bancorp, Inc.	10,727
1,316	Hersha Hospitality Trust REIT	6,396
1,262	HFF, Inc., Class A(a)	16,482
1,100	iStar Financial, Inc. REIT(a)	7,392
130	National Health Investors, Inc. REIT	6,980
332	Nelnet, Inc., Class A	7,805
1,600	Newcastle Investment Corp. REIT	11,920
1,458	NewStar Financial, Inc.(a)	17,379
972	Nicholas Financial, Inc. (Canada)	12,850
700	Ocwen Financial Corp.(a)	13,832
674	One Liberty Properties, Inc. REIT	12,732
168	Post Properties, Inc. REIT	8,677
200	ProAssurance Corp.	17,914
116	Signature Bank(a)	7,482
2,138	Strategic Hotels & Resorts, Inc. REIT(a)	12,956
196	Sun Communities, Inc. REIT	9,132
452	Taylor Capital Group, Inc.(a)	7,887
194	Texas Capital Bancshares, Inc.(a)	8,359
344	Virtus Investment Partners, Inc.(a)	28,800
134	World Acceptance Corp.(a)	9,550
		442,960
	Health Care - 21.7%
640	Affymax, Inc.(a)	10,387
124	Air Methods Corp.(a)	13,520
2,240	Akorn, Inc.(a)	30,621
400	Align Technology, Inc.(a)	13,584
1,508	Ariad Pharmaceuticals, Inc.(a)	28,848
114	athenahealth, Inc.(a)	10,431
270	Cantel Medical Corp.	7,052
870	Capital Senior Living Corp.(a)	9,779
312	Cepheid, Inc.(a)	9,996
162	Computer Programs & Systems, Inc.	8,019
272	Cyberonics, Inc.(a)	11,778
764	Endologix, Inc.(a)	8,977
3,532	Exact Sciences Corp.(a)	36,203
210	Genomic Health, Inc.(a)	7,050
108	Haemonetics Corp.(a)	7,766
660	HealthStream, Inc.(a)	18,440

1,182	Idenix Pharmaceuticals, Inc.(a)	$11,974
474	Immunogen, Inc.(a)	7,650
870	Incyte Corp.(a)	21,741
498	Infinity Pharmaceuticals, Inc.(a)	8,695
856	Jazz Pharmaceuticals PLC (Ireland)(a)	41,148
372	Medicines Co. (The)(a)	9,315
276	Medivation, Inc.(a)	27,517
1,928	Metropolitan Health Networks, Inc.(a)	16,253
118	MWI Veterinary Supply, Inc.(a)	10,749
952	OraSure Technologies, Inc.(a)	10,101
1,974	Orexigen Therapeutics, Inc.(a)	9,732
270	PAREXEL International Corp.(a)	7,430
576	Pharmacyclics, Inc.(a)	30,649
650	Questcor Pharmaceuticals, Inc.(a)	23,965
462	Salix Pharmaceuticals Ltd.(a)	20,707
1,122	Santarus, Inc.(a)	8,157
1,060	Sciclone Pharmaceuticals, Inc.(a)	6,095
278	Seattle Genetics, Inc.(a)	7,272
736	Spectranetics Corp.(a)	8,685
638	Spectrum Pharmaceuticals, Inc.(a)	8,926
1,042	Sunrise Senior Living, Inc.(a)	6,961
		536,173
	Industrials - 14.9%
234	Advisory Board Co. (The)(a)	10,528
2,366	Builders FirstSource, Inc.(a)	8,518
464	Celadon Group, Inc.	6,928
176	Chart Industries, Inc.(a)	11,415
282	CLARCOR, Inc.	13,635
674	Clean Harbors, Inc.(a)	40,804
320	Colfax Corp.(a)	9,261
482	Dollar Thrifty Automotive Group, Inc.(a)	35,861
280	DXP Enterprises, Inc.(a)	12,376
402	Dycom Industries, Inc.(a)	7,003
586	GP Strategies Corp.(a)	10,026
740	Healthcare Services Group, Inc.	16,043
298	Hexcel Corp.(a)	6,940
772	InnerWorkings, Inc.(a)	9,256
724	Lydall, Inc.(a)	9,238
80	Middleby Corp. (The)(a)	7,834
498	Moog, Inc., Class A(a)	18,122
1,694	NN, Inc.(a)	15,246
1,076	On Assignment, Inc.(a)	16,775
84	Portfolio Recovery Associates, Inc.(a)	7,113
304	RailAmerica, Inc.(a)	8,339
204	Raven Industries, Inc.	6,677
882	Rollins, Inc.	20,798
222	Standex International Corp.	9,497
280	TAL International Group, Inc.	9,562
144	Teledyne Technologies, Inc.(a)	8,971
208	Tennant Co.	8,667
136	Triumph Group, Inc.	8,504
672	US Airways Group, Inc.(a)	7,701
188	Woodward, Inc.	6,311
		367,949
	Information Technology - 16.8%
214	ACI Worldwide, Inc.(a)	9,418
478	Arris Group, Inc.(a)	6,066
328	Aspen Technology, Inc.(a)	7,669
256	Cardtronics, Inc.(a)	7,939
246	Cirrus Logic, Inc.(a)	9,045
626	Computer Task Group, Inc.(a)	9,334
316	Concur Technologies, Inc.(a)	21,343
118	Cymer, Inc.(a)	6,751
474	ePlus, Inc.(a)	16,107
160	FEI Co.	7,634
1,244	Global Cash Access Holdings, Inc.(a)	8,036
1,420	GSI Group, Inc. (Canada)(a)	14,626
356	Heartland Payment Systems, Inc.	11,285
638	iGATE Corp.(a)	10,144
360	Interactive Intelligence Group, Inc.(a)	9,389
230	JDA Software Group, Inc.(a)	6,803
432	Kenexa Corp.(a)	10,286
318	Liquidity Services, Inc.(a)	14,539
172	Littelfuse, Inc.	9,226
1,452	LivePerson, Inc.(a)	27,152
162	Manhattan Associates, Inc.(a)	7,564

244	MAXIMUS, Inc.	12,322
650	Measurement Specialties, Inc.(a)	19,357
258	NetSuite, Inc.(a)	14,278
140	OSI Systems, Inc.(a)	9,036
1,602	PDF Solutions, Inc.(a)	14,915
206	Power Integrations, Inc.	7,259
212	SolarWinds, Inc.(a)	11,319
528	Sourcefire, Inc.(a)	26,954
116	Syntel, Inc.	6,743
174	Tyler Technologies, Inc.(a)	6,789
162	Ultimate Software Group, Inc. (The)(a)	14,494
224	Ultratech, Inc.(a)	7,125
754	Web.com Group, Inc.(a)	11,687
200	Wright Express Corp.(a)	12,876
446	Zygo Corp.(a)	7,974
		413,484
	Materials - 6.8%
168	AEP Industries, Inc.(a)	7,893
444	American Vanguard Corp.	10,385
2,924	Graphic Packaging Holding Co.(a)	16,374
2,142	Headwaters, Inc.(a)	13,387
176	Innophos Holdings, Inc.	10,203
488	Innospec, Inc.(a)	15,187
1,594	KapStone Paper and Packaging Corp.(a)	26,795
488	Myers Industries, Inc.	8,023
536	Neenah Paper, Inc.	14,397
80	NewMarket Corp.	18,390
1,014	PolyOne Corp.	14,936
126	Stepan Co.	11,171
		167,141
	Total Common Stocks and Other Equity Interests (Cost $2,485,399)	2,464,359

	Money Market Fund - 0.0%
25	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $25)	25

	Total Investments (Cost $2,485,424)(b)-100.0%	2,464,384
	Liabilities in excess of other assets-(0.0)%	(273)
	Net Assets-100.0%	$2,464,111

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $2,485,424. The net unrealized depreciation was $21,040 which consisted of aggregate gross unrealized appreciation of $63,724 and aggregate gross unrealized depreciation of $84,764.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of July 31, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The securities in each of the following fund’s were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

During the nine months ended July 31, 2012, the following funds had certain securities transferred from Level 1 to Level 2 due to foreign fair value adjustments. The following amounts, based on end of period market values as of July 31, 2012, were transferred from Level 1 to Level 2:

PowerShares DWA Emerging Markets Technical Leaders Portfolio	$18,195,241
PowerShares Emerging Markets Infrastructure Portfolio	72,244,657
PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	54,426,345
PowerShares FTSE RAFI Emerging Markets Portfolio	212,660,501
PowerShares Global Coal Portfolio	5,421,542
PowerShares Global Steel Portfolio	1,682,217
PowerShares MENA Frontier Countries Portfolio	13,233,063

	Investments in Securities
	Level 1	Level 2	Level 3	Total

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	$56,319,793	$—	$6,029	$56,325,822

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	$262,237,820	$—	$2,979	$262,240,799
Money Market Fund	3,293,065	—	—	3,293,065
Total Investments	$265,530,885	$—	$2,979	$265,533,864

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	$56,362,729	$12,833	$0	$56,375,562

PowerShares Global Agriculture Portfolio
Equity Securities	$109,918,022	$—	$44,084	$109,962,106

PowerShares Global Clean Energy Portfolio
Equity Securities	$61,070,891	$—	$207,900	$61,278,791
Money Market Fund	11,587,053	—	—	11,587,053
Total Investments	$72,657,944	$—	$207,900	$72,865,844

PowerShares MENA Frontier Countries Portfolio
Equity Securities	$16,542,115	$70,712	$—	$16,612,827

PowerShares S&P International Developed High Quality Portfolio
Equity Securities	$16,477,723	$—	$0	$16,477,723

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$170,881,725	$—	$170,881,725
Money Market Fund	389,012	—	—	389,012
Total Investments	$389,012	$170,881,725	$—	$171,270,737

PowerShares Build America Bond Portfolio
Municipal Obligations	$—	$1,034,657,094	$—	$1,034,657,094
Money Market Fund	25,193,068	—	—	25,193,068
Total Investments	$25,193,068	$1,034,657,094	$—	$1,059,850,162

PowerShares Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	$—	$14,239,249	$—	$14,239,249
Money Market Fund	135,586	—	—	135,586
Total Investments	$135,586	$14,239,249	$—	$14,374,835

PowerShares Convertible Securities Portfolio
Convertible Preferred Stocks	$1,599,592	$—	$—	$1,599,592
Convertible Bonds	—	7,607,091	—	7,607,091
Total Investments	$1,599,592	$7,607,091	$—	$9,206,683

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$2,126,059,994	$—	$2,126,059,994
Money Market Fund	20,274,741	—	—	20,274,741
Total Investments	$20,274,741	$2,126,059,994	$—	$2,146,334,735

PowerShares Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$982,660,578	$—	$982,660,578
Money Market Fund	10,661,340	—	—	10,661,340
Total Investments	$10,661,340	$982,660,578	$—	$993,321,918

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$18,936,187	$—	$18,936,187
Money Market Fund	40,066	—	—	40,066
Total Investments	$40,066	$18,936,187	$—	$18,976,253

PowerShares Preferred Portfolio
Equity Securities	$1,826,079,195	$24,884,285	$—	$1,850,963,480
Money Market Fund	17,765,919	—	—	17,765,919
Total Investments	$1,843,845,114	$24,884,285	$—	$1,868,729,399

PowerShares S&P International Developed High Beta Portfolio
Equity Securities	$1,995,735	$—	$0	$1,995,735
Money Market Fund	1,376	—	—	1,376
Total Investments	$1,997,111	$—	$0	$1,997,111

PowerShares Senior Loan Portfolio
Corporate Debt Securities	$—	$17,312,070	$—	$17,312,070
Money Market Fund	35,010,139	—	—	35,010,139
Senior Floating Rate Loans	—	594,742,143	—	594,742,143
Total Investments	$35,010,139	$612,054,213	$—	$647,064,352

Item 2.           Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.           Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 25, 2012

By:	/s/ Sheri L. Morris
Sheri L. Morris
Treasurer

Date:	September 25, 2012